UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the nine-month period ended January 31, 2010 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.3%
7,231	American Greetings Corp., Class A	$133,629
3,658	Bally Technologies, Inc.*	145,113
4,152	Bed Bath & Beyond, Inc.*	160,682
9,715	Big 5 Sporting Goods Corp.	141,936
4,797	Carnival Corp.	159,884
8,244	Cheesecake Factory, Inc. (The)*	174,278
4,352	Coach, Inc.	151,798
8,453	Cooper Tire & Rubber Co.	143,955
4,101	Cracker Barrel Old Country Store, Inc.	151,573
17,593	Ford Motor Co.*	190,708
4,884	Fossil, Inc.*	159,463
6,972	Gap, Inc. (The)	133,026
4,953	Garmin Ltd.	160,031
6,315	Hanesbrands, Inc.*	145,056
5,527	Jarden Corp.	168,463
8,914	Jones Apparel Group, Inc.	128,718
7,194	Men’s Wearhouse, Inc. (The)	144,959
14,422	Modine Manufacturing Co.	137,153
2,361	NIKE, Inc., Class B	150,514
4,218	Omnicom Group, Inc.	148,895
3,733	Phillips-Van Heusen Corp.	146,670
3,532	Polaris Industries, Inc.	156,150
1,992	Polo Ralph Lauren Corp.	163,344
19,947	Retail Ventures, Inc.*	165,161
3,468	Ross Stores, Inc.	159,285
6,018	Scholastic Corp.	179,938
14,435	Stein Mart, Inc.*	114,037
3,789	Steiner Leisure Ltd.*	150,954
7,144	Tempur-Pedic International, Inc.*	177,814
10,308	Tenneco, Inc.*	182,245
3,977	TJX Cos., Inc. (The)	151,166
6,956	TRW Automotive Holdings Corp.*	160,197
3,244	Tupperware Brands Corp.	137,740
3,526	UniFirst Corp.	177,146
5,115	Viacom, Inc., Class B*	149,051
2,059	Whirlpool Corp.	154,796
6,011	Wolverine World Wide, Inc.	158,991
8,275	Wyndham Worldwide Corp.	173,692
4,339	Yum! Brands, Inc.	148,437
		6,036,648
	Consumer Staples - 7.1%
11,815	Bare Escentuals, Inc.*	214,679
7,707	Coca-Cola Enterprises, Inc.	155,604
1,837	Colgate-Palmolive Co.	147,015
6,925	ConAgra Foods, Inc.	157,475
20,812	Darling International, Inc.*	162,125
4,314	Hershey Co. (The)	157,159
14,327	Inter Parfums, Inc.	190,692
2,343	Kimberly-Clark Corp.	139,151
3,193	Lancaster Colony Corp.	174,178
5,729	Nu Skin Enterprises, Inc., Class A	133,142
2,458	Procter & Gamble Co. (The)	151,290
2,993	Reynolds American, Inc.	159,228
5,023	USANA Health Sciences, Inc.*	142,754
4,834	WD-40 Co.	148,742
		2,233,234
	Energy - 1.4%
2,853	FMC Technologies, Inc.*	151,694
3,631	National Oilwell Varco, Inc.	148,508
2,833	Oceaneering International, Inc.*	154,965
		455,167
	Financials - 8.6%
3,519	Aflac, Inc.	170,425
3,761	American Express Co.	141,639
6,323	American Financial Group, Inc.	156,874
4,145	Ameriprise Financial, Inc.	158,505
14,301	Cardtronics, Inc.*	155,738
11,436	CNA Surety Corp.*	160,104
3,980	Commerce Bancshares, Inc.	157,528
7,262	Delphi Financial Group, Inc., Class A	147,055
10,125	Encore Capital Group, Inc.*	159,671
4,241	Erie Indemnity Co., Class A	165,399
8,079	First Cash Financial Services, Inc.*	184,444
936	Goldman Sachs Group, Inc. (The)	139,202
3,969	Infinity Property & Casualty Corp.	157,411
13,391	MarketAxess Holdings, Inc.	182,519
18,285	National Financial Partners Corp.*	154,508
8,807	SEI Investments Co.	155,972
2,974	Travelers Cos., Inc. (The)	150,693
		2,697,687
	Health Care - 11.8%
2,635	Allergan, Inc.	151,513
2,718	Amgen, Inc.*	158,949
7,452	AmSurg Corp.*	157,312
13,438	Bruker Corp.*	164,884
2,589	DaVita, Inc.*	154,719
24,380	Health Management Associates, Inc., Class A*	161,883
8,585	Healthsouth Corp.*	154,616
3,264	Hospira, Inc.*	165,289
3,016	IDEXX Laboratories, Inc.*	158,310
6,267	Invacare Corp.	156,926
2,442	Johnson & Johnson	153,504
10,477	Kindred Healthcare, Inc.*	177,166
4,529	Kinetic Concepts, Inc.*	187,002
4,319	Lincare Holdings, Inc.*	159,026
2,448	McKesson Corp.	143,991
2,742	MEDNAX, Inc.*	155,910
1,552	Mettler-Toledo International, Inc.*	151,273
2,636	Quest Diagnostics, Inc.	146,746
5,285	Sirona Dental Systems, Inc.*	170,018
5,217	UnitedHealth Group, Inc.	172,161
5,339	Universal Health Services, Inc., Class B	155,685
2,602	Waters Corp.*	148,262
2,832	WellPoint, Inc.*	180,455
		3,685,600
	Industrials - 18.8%
2,001	3M Co.	161,061
3,622	A.O. Smith Corp.	154,225
8,144	AAR Corp.*	188,696
3,181	Amerco, Inc.*	120,210
11,130	Apogee Enterprises, Inc.	153,149
4,551	AZZ, Inc.	136,894
4,783	Carlisle Cos., Inc.	160,326
5,458	Crane Co.	166,578

4,291	Cubic Corp.	$167,564
11,915	Deluxe Corp.	221,738
8,222	Dollar Thrifty Automotive Group, Inc.*	200,288
3,785	Dover Corp.	162,301
6,410	EMCOR Group, Inc.*	154,225
5,329	Equifax, Inc.	170,528
3,781	Esterline Technologies Corp.*	142,771
5,061	Foster Wheeler AG (Switzerland)*	141,607
18,962	GenCorp, Inc.*	106,187
5,130	General Cable Corp.*	149,283
10,455	GrafTech International Ltd.*	131,315
10,125	Herman Miller, Inc.	171,011
5,972	HNI Corp.	149,419
3,338	Hubbell, Inc., Class B	143,734
9,348	Interline Brands, Inc.*	157,046
2,962	ITT Corp.	143,094
2,870	Joy Global, Inc.	131,274
1,958	L-3 Communications Holdings, Inc.	163,180
4,054	Lennox International, Inc.	154,944
1,992	Lockheed Martin Corp.	148,444
7,310	McDermott International, Inc.*	172,662
2,843	Nordson Corp.	160,743
4,005	Oshkosh Corp.	144,460
4,780	Pall Corp.	164,767
5,062	Pentair, Inc.	154,594
4,270	Thomas & Betts Corp.*	144,155
3,876	Toro Co. (The)	150,970
3,074	United Stationers, Inc.*	167,717
2,286	United Technologies Corp.	154,259
2,018	Valmont Industries, Inc.	140,170
		5,905,589
	Information Technology - 18.0%
3,714	Amphenol Corp., Class A	147,966
12,694	AVX Corp.	150,805
10,039	Bottomline Technologies, Inc.*	173,675
6,569	Cisco Systems, Inc.*	147,605
3,532	Cognizant Technology Solutions Corp., Class A*	154,207
2,831	Computer Sciences Corp.*	145,230
9,394	CSG Systems International, Inc.*	182,338
3,652	DST Systems, Inc.*	165,545
9,170	EMC Corp.*	152,864
21,973	Epicor Software Corp.*	168,533
21,481	Global Cash Access Holdings, Inc.*	173,996
3,823	Hewitt Associates, Inc., Class A*	150,932
16,480	iGate Corp.	166,448
1,222	International Business Machines Corp.	149,561
7,645	j2 Global Communications, Inc.*	157,028
11,514	Jabil Circuit, Inc.	166,723
6,719	Jack Henry & Associates, Inc.	147,549
6,525	JDA Software Group, Inc.*	171,020
23,999	Lawson Software, Inc.*	145,434
1,743	MicroStrategy, Inc., Class A*	163,354
6,107	Multi-Fineline Electronix, Inc.*	145,774
19,199	PMC - Sierra, Inc.*	152,632
65,637	Quantum Corp.*	168,031
16,016	Radiant Systems, Inc.*	184,985
35,719	RF Micro Devices, Inc.*	137,518
5,445	SYNNEX Corp.*	144,129
4,004	Syntel, Inc.	134,614
3,602	Tech Data Corp.*	146,782
8,235	TeleTech Holdings, Inc.*	156,794
5,327	Teradata Corp.*	148,996
6,083	Texas Instruments, Inc.	136,868
6,547	Tyco Electronics Ltd. (Switzerland)	162,889
21,421	Vishay Intertechnology, Inc.*	161,514
4,096	Western Digital Corp.*	155,607
8,302	Western Union Co. (The)	153,919
5,361	Wright Express Corp.*	157,399
		5,629,264
	Materials - 13.5%
4,539	Albemarle Corp.	162,133
4,277	AptarGroup, Inc.	151,748
3,081	Ball Corp.	156,484
16,497	Buckeye Technologies, Inc.*	188,726
5,184	Celanese Corp., Series A	150,854
6,109	Crown Holdings, Inc.*	145,455
2,582	Eastman Chemical Co.	145,960
3,455	Ecolab, Inc.	151,674
15,162	Glatfelter	209,236
57,741	Graphic Packaging Holding Co.*	195,165
7,607	H.B. Fuller Co.	152,292
6,181	International Paper Co.	141,607
23,096	KapStone Paper and Packaging Corp.*	213,407
5,485	Koppers Holdings, Inc.	153,141
2,114	Lubrizol Corp. (The)	155,781
5,805	MeadWestvaco Corp.	139,726
1,422	NewMarket Corp.	128,293
21,848	PolyOne Corp.*	162,768
7,781	RPM International, Inc.	145,505
6,884	Sealed Air Corp.	136,578
2,895	Sigma-Aldrich Corp.	138,526
5,517	Sonoco Products Co.	153,152
2,518	Stepan Co.	147,253
8,614	Temple-Inland, Inc.	149,625
6,704	W.R. Grace & Co.*	160,091
2,222	Walter Energy, Inc.	144,252
15,546	Wausau Paper Corp.*	137,116
		4,216,548
	Telecommunication Services - 0.5%
3,276	Atlantic Tele-Network, Inc.	158,657

	Utilities - 1.0%
12,018	AES Corp. (The)*	151,788
3,536	Energen Corp.	155,407
		307,195
	Total Common Stocks (Cost $29,607,134)	31,325,589

	Money Market Fund - 0.2%
46,768	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,768)	46,768

	Total Investments (Cost $29,653,902)(a)-100.2%	31,372,357
	Liabilities in excess of other assets-(0.2%)	(47,155)
	Net Assets-100.0%	$31,325,202

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $29,656,900. The net unrealized appreciation was $1,715,457 which consisted of aggregate gross unrealized appreciation of $2,737,909 and aggregate gross unrealized depreciation of $1,022,452.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
20,221	Bally Technologies, Inc.*	$802,167
53,707	Big 5 Sporting Goods Corp.	784,659
45,577	Cheesecake Factory, Inc. (The)*	963,498
140,357	Coach, Inc.	4,895,652
46,735	Cooper Tire & Rubber Co.	795,897
27,000	Fossil, Inc.*	881,550
136,040	Omnicom Group, Inc.	4,802,212
19,522	Polaris Industries, Inc.	863,068
111,833	Ross Stores, Inc.	5,136,490
39,492	Tempur-Pedic International, Inc.*	982,956
17,932	Tupperware Brands Corp.	761,393
164,944	Viacom, Inc., Class B*	4,806,468
33,236	Wolverine World Wide, Inc.	879,092
		27,355,102
	Consumer Staples - 10.6%
66,358	Coca-Cola Enterprises, Inc.	1,339,768
123,373	Inter Parfums, Inc.	1,642,095
141,214	Kimberly-Clark Corp.	8,386,699
27,495	Lancaster Colony Corp.	1,499,852
49,335	Nu Skin Enterprises, Inc., Class A	1,146,545
180,399	Reynolds American, Inc.	9,597,227
43,253	USANA Health Sciences, Inc.*	1,229,250
41,632	WD-40 Co.	1,281,017
		26,122,453
	Energy - 11.9%
18,882	Core Laboratories NV (Netherlands)	2,208,250
37,189	FMC Technologies, Inc.*	1,977,339
215,931	Gulfport Energy Corp.*	2,232,727
220,834	National Oilwell Varco, Inc.	9,032,111
36,922	Oceaneering International, Inc.*	2,019,633
467,768	Williams Cos., Inc. (The)	9,748,285
59,162	Williams Partners LP	2,265,313
		29,483,658
	Financials - 14.8%
99,122	Aflac, Inc.	4,800,478
105,939	American Express Co.	3,989,663
38,167	American Financial Group, Inc.	946,923
116,779	Ameriprise Financial, Inc.	4,465,629
88,620	Cardtronics, Inc.*	965,072
87,336	Chubb Corp. (The)	4,366,800
69,037	CNA Surety Corp.*	966,518
24,024	Commerce Bancshares, Inc.	950,870
43,834	Delphi Financial Group, Inc., Class A	887,638
61,114	Encore Capital Group, Inc.*	963,768
48,772	First Cash Financial Services, Inc.*	1,113,465
26,358	Goldman Sachs Group, Inc. (The)	3,919,962
23,960	Infinity Property & Casualty Corp.	950,253
80,830	MarketAxess Holdings, Inc.	1,101,713
110,370	National Financial Partners Corp.*	932,626
53,160	SEI Investments Co.	941,464
83,764	Travelers Cos., Inc. (The)	4,244,322
		36,507,164
	Health Care - 12.0%
37,875	AmSurg Corp.*	799,541
68,299	Bruker Corp.*	838,029
123,913	Health Management Associates, Inc., Class A*	822,782
106,464	Hospira, Inc.*	5,391,337
15,329	IDEXX Laboratories, Inc.*	804,619
31,850	Invacare Corp.	797,524
53,253	Kindred Healthcare, Inc.*	900,508
23,019	Kinetic Concepts, Inc.*	950,455
21,951	Lincare Holdings, Inc.*	808,236
79,832	McKesson Corp.	4,695,718
13,940	MEDNAX, Inc.*	792,628
7,893	Mettler-Toledo International, Inc.*	769,331
26,864	Sirona Dental Systems, Inc.*	864,215
170,146	UnitedHealth Group, Inc.	5,614,818
84,871	Waters Corp.*	4,835,950
		29,685,691
	Industrials - 11.1%
77,162	3M Co.	6,210,769
22,445	A.O. Smith Corp.	955,708
19,204	Amerco, Inc.*	725,719
29,640	Carlisle Cos., Inc.	993,533
49,630	Dollar Thrifty Automotive Group, Inc.*	1,208,987
39,727	EMCOR Group, Inc.*	955,832
76,816	Lockheed Martin Corp.	5,724,328
281,889	McDermott International, Inc.*	6,658,218
17,613	Nordson Corp.	995,839
29,627	Pall Corp.	1,021,243
31,374	Pentair, Inc.	958,162
19,049	United Stationers, Inc.*	1,039,314
		27,447,652
	Information Technology - 18.6%
98,735	AVX Corp.	1,172,972
113,025	Computer Sciences Corp.*	5,798,182
73,070	CSG Systems International, Inc.*	1,418,289
28,407	DST Systems, Inc.*	1,287,689
366,127	EMC Corp.*	6,103,337
118,759	Global Cash Access Holdings, Inc.*	961,948
48,791	International Business Machines Corp.	5,971,530
89,558	Jabil Circuit, Inc.	1,296,800
50,750	JDA Software Group, Inc.*	1,330,158
149,335	PMC - Sierra, Inc.*	1,187,213
510,541	Quantum Corp.*	1,306,985
124,572	Radiant Systems, Inc.*	1,438,807
42,347	SYNNEX Corp.*	1,120,925
64,053	TeleTech Holdings, Inc.*	1,219,569
25,956	TNS, Inc.*	594,392
261,403	Tyco Electronics Ltd. (Switzerland)	6,503,707
163,533	Western Digital Corp.*	6,212,619
41,698	Wright Express Corp.*	1,224,253
		46,149,375
	Materials - 3.9%
156,385	Ecolab, Inc.	6,865,301
49,189	H.B. Fuller Co.	984,764
50,306	RPM International, Inc.	940,722
55,694	Temple-Inland, Inc.	967,405
		9,758,192
	Telecommunication Services - 2.3%
86,189	AT&T, Inc.	2,185,753
14,175	Atlantic Tele-Network, Inc.	686,495
64,065	CenturyTel, Inc.	2,178,851

191,545	PAETEC Holding Corp.*	607,198
		5,658,297
	Utilities - 3.7%
600,771	AES Corp. (The)*	7,587,738
37,880	Energen Corp.	1,664,826
		9,252,564
	Total Common Stocks and Other Equity Interests (Cost $236,842,590)	247,420,148

	Money Market Fund - 0.1%
127,936	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $127,936)	127,936

	Total Investments (Cost $236,970,526)(a)-100.1%	247,548,084
	Liabilities in excess of other assets-(0.1%)	(182,386)
	Net Assets-100.0%	$247,365,698

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $236,986,214. The net unrealized appreciation was $10,561,870 which consisted of aggregate gross unrealized appreciation of $15,299,746 and aggregate gross unrealized depreciation of $4,737,876.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.3%
10,032	Ambassadors Group, Inc.	$113,663
29,886	Bed Bath & Beyond, Inc.*	1,156,588
14,983	Big 5 Sporting Goods Corp.	218,902
12,715	Cheesecake Factory, Inc. (The)*	268,795
7,886	Core-Mark Holding Co., Inc.*	235,161
6,325	Cracker Barrel Old Country Store, Inc.	233,772
7,532	Fossil, Inc.*	245,920
35,478	Garmin Ltd.	1,146,294
56,488	Mattel, Inc.	1,113,943
18,536	RC2 Corp.*	266,362
24,960	Ross Stores, Inc.	1,146,413
44,113	Select Comfort Corp.*	285,411
22,264	Stein Mart, Inc.*	175,886
2,900	Steiner Leisure Ltd.*	115,536
34,741	Urban Outfitters, Inc.*	1,096,773
		7,819,419
	Consumer Staples - 2.1%
16,307	Casey’s General Stores, Inc.	500,299
19,955	Inter Parfums, Inc.	265,601
		765,900
	Energy - 0.7%
3,376	Gulf Island Fabrication, Inc.	58,945
8,244	Targa Resources Partners LP	194,971
		253,916
	Financials - 7.7%
2,930	American Physicians Capital, Inc.	81,337
3,315	Arrow Financial Corp.	86,124
10,947	Cardtronics, Inc.*	119,213
12,316	Commerce Bancshares, Inc.	487,467
7,314	Dime Community Bancshares	88,426
5,371	Encore Capital Group, Inc.*	84,701
13,122	Erie Indemnity Co., Class A	511,758
4,286	First Cash Financial Services, Inc.*	97,849
2,105	Infinity Property & Casualty Corp.	83,484
7,103	MarketAxess Holdings, Inc.	96,814
2,335	Safety Insurance Group, Inc.	81,725
27,252	SEI Investments Co.	482,633
5,329	Selective Insurance Group, Inc.	82,440
24,575	TD Ameritrade Holding Corp.*	436,452
		2,820,423
	Health Care - 12.6%
8,704	American Medical Systems Holdings, Inc.*	167,117
14,210	Amgen, Inc.*	831,001
7,420	AmSurg Corp.*	156,636
70,244	Bruker Corp.*	861,894
5,134	Corvel Corp.*	154,841
9,274	Healthways, Inc.*	158,214
15,768	IDEXX Laboratories, Inc.*	827,662
22,578	Lincare Holdings, Inc.*	831,322
4,223	MWI Veterinary Supply, Inc.*	159,376
14,069	Obagi Medical Products, Inc.*	150,820
10,446	Odyssey HealthCare, Inc.*	153,347
5,263	Sirona Dental Systems, Inc.*	169,311
		4,621,541
	Industrials - 5.3%
5,898	Advisory Board Co. (The)*	190,446
1,688	Amerco, Inc.*	63,790
8,520	Apogee Enterprises, Inc.	117,235
7,750	Herman Miller, Inc.	130,897
12,694	Nordson Corp.	717,719
13,725	United Stationers, Inc.*	748,836
		1,968,923
	Information Technology - 48.6%
16,379	Acme Packet, Inc.*	169,523
12,363	Anaren, Inc.*	158,617
5,485	Apple, Inc.*	1,053,778
40,588	Art Technology Group, Inc.*	181,834
25,274	Automatic Data Processing, Inc.	1,030,926
10,877	Bottomline Technologies, Inc.*	188,172
50,007	CA, Inc.	1,102,154
47,056	Cisco Systems, Inc.*	1,057,348
25,297	Cognizant Technology Solutions Corp., Class A*	1,104,467
8,047	CommVault Systems, Inc.*	170,516
10,178	CSG Systems International, Inc.*	197,555
20,545	EarthLink, Inc.	166,620
23,807	Epicor Software Corp.*	182,600
23,049	F5 Networks, Inc.*	1,139,312
1,898	Google, Inc., Class A*	1,004,839
17,855	iGate Corp.	180,336
57,570	Intel Corp.	1,116,858
9,547	Interactive Intelligence, Inc.*	165,163
8,283	j2 Global Communications, Inc.*	170,133
7,280	Jack Henry & Associates, Inc.	159,869
7,069	JDA Software Group, Inc.*	185,279
76,687	Lattice Semiconductor Corp.*	198,619
26,002	Lawson Software, Inc.*	157,572
7,254	Manhattan Associates, Inc.*	152,116
15,684	Mercury Computer Systems, Inc.*	187,267
23,604	Micrel, Inc.	176,322
39,348	MICROS Systems, Inc.*	1,124,566
37,651	Microsoft Corp.	1,061,005
1,889	MicroStrategy, Inc., Class A*	177,037
21,038	ModusLink Global Solutions, Inc.*	213,536
6,617	Multi-Fineline Electronix, Inc.*	157,948
9,858	Oplink Communications, Inc.*	146,391
6,062	Plexus Corp.*	206,169
20,801	PMC - Sierra, Inc.*	165,368
6,919	Progress Software Corp.*	194,631
9,148	QLogic Corp.*	157,254
17,353	Radiant Systems, Inc.*	200,427
38,700	RF Micro Devices, Inc.*	148,995
3,906	Silicon Laboratories, Inc.*	164,989
17,191	Super Micro Computer, Inc.*	212,653
4,338	Syntel, Inc.	145,844
3,903	Tech Data Corp.*	159,047
8,923	TeleTech Holdings, Inc.*	169,894
19,261	TIBCO Software, Inc.*	172,579
48,615	Xilinx, Inc.	1,146,342
		17,882,470
	Materials - 0.7%
9,303	Innospec, Inc.	90,704
3,866	Sigma-Aldrich Corp.	184,988
		275,692

	Telecommunication Services - 1.0%
2,222	Atlantic Tele-Network, Inc.	107,612
8,042	NII Holdings, Inc.*	263,295
		370,907
	Total Common Stocks and Other Equity Interests (Cost $33,755,527)	36,779,191

	Money Market Fund - 0.2%
53,507	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,507)	53,507

	Total Investments (Cost $33,809,034)(a)-100.2%	36,832,698
	Liabilities in excess of other assets-(0.2%)	(60,243)
	Net Assets-100.0%	$36,772,455

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $33,826,029. The net unrealized appreciation was $3,006,669 which consisted of aggregate gross unrealized appreciation of $3,819,405 and aggregate gross unrealized depreciation of $812,736.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.2%
4,005	Abercrombie & Fitch Co., Class A	$126,318
997	Advance Auto Parts, Inc.	39,332
2,495	Amazon.com, Inc.*	312,898
81,597	American Axle & Manufacturing Holdings, Inc.*	762,932
7,067	American Eagle Outfitters, Inc.	112,295
7,986	AnnTaylor Stores Corp.*	100,304
931	Apollo Group, Inc., Class A*	56,409
136,413	ArvinMeritor, Inc.*	1,321,842
22,020	Asbury Automotive Group, Inc.*	243,761
8,783	Autoliv, Inc.	376,000
16,989	AutoNation, Inc.*	305,802
581	AutoZone, Inc.*	90,072
3,572	Barnes & Noble, Inc.	62,439
174,394	Beazer Homes USA, Inc.*	680,137
7,504	Bed Bath & Beyond, Inc.*	290,405
71,333	Belo Corp., Class A	473,651
15,237	Best Buy Co., Inc.	558,436
4,758	Big Lots, Inc.*	135,175
5,111	Black & Decker Corp. (The)	330,477
115,889	Blockbuster, Inc., Class A*	52,150
94,578	Borders Group, Inc.*	81,337
5,441	BorgWarner, Inc.	190,925
11,077	Boyd Gaming Corp.*	86,401
6,599	Brinker International, Inc.	107,696
27,748	Brunswick Corp.	297,736
2,591	Burger King Holdings, Inc.	45,187
3,808	Cabela’s, Inc.*	61,385
5,468	Cablevision Systems Corp., Class A	140,200
2,140	Career Education Corp.*	46,545
11,256	CarMax, Inc.*	232,211
26,226	Carnival Corp.	874,113
158,559	CBS Corp., Class B	2,050,168
6,768	Central European Media Enterprises Ltd., Class A (Bermuda)*	192,956
76,126	Charming Shoppes, Inc.*	442,292
10,320	Chico’s FAS, Inc.*	131,786
1,831	Cinemark Holdings, Inc.	25,964
32,498	Clear Channel Outdoor Holdings, Inc., Class A*	329,855
6,747	Coach, Inc.	235,335
5,242	Collective Brands, Inc.*	103,163
111,346	Comcast Corp., Class A	1,741,284
9,763	Cooper Tire & Rubber Co.	166,264
2,713	Core-Mark Holding Co., Inc.*	80,902
26,191	D.R. Horton, Inc.	308,792
4,000	Darden Restaurants, Inc.	147,840
3,623	Dick’s Sporting Goods, Inc.*	81,046
31,529	Dillard’s, Inc., Class A	522,120
16,557	DIRECTV, Class A*	502,505
2,891	Discovery Communications, Inc., Class A*	85,747
3,034	Discovery Communications, Inc., Class C*	79,673
19,041	DISH Network Corp., Class A	347,689
2,127	Dollar Tree, Inc.*	105,329
8,181	Domino’s Pizza, Inc.*	92,445
61,704	E.W. Scripps Co., Class A*	419,587
62,772	Eastman Kodak Co.*	379,771
155,354	Emmis Communications Corp., Class A*	183,318
15,492	Exide Technologies*	119,753
18,480	Expedia, Inc.*	395,657
3,855	Family Dollar Stores, Inc.	119,042
6,739	Federal Mogul Corp.*	110,385
12,987	Foot Locker, Inc.	146,623
1,124,864	Ford Motor Co.*	12,193,526
9,857	Fortune Brands, Inc.	409,755
31,039	Furniture Brands International, Inc.*	160,161
3,472	GameStop Corp., Class A*	68,641
106,624	Gannett Co., Inc.	1,721,978
21,767	Gap, Inc. (The)	415,314
3,752	Garmin Ltd.	121,227
7,044	Genuine Parts Co.	265,418
72,216	Goodyear Tire & Rubber Co. (The)*	963,361
5,787	Group 1 Automotive, Inc.	167,823
6,718	H&R Block, Inc.	144,571
11,826	Hanesbrands, Inc.*	271,643
19,254	Harley-Davidson, Inc.	437,836
7,113	Harman International Industries, Inc.	252,867
3,594	Hasbro, Inc.	109,797
70,445	Home Depot, Inc. (The)	1,973,164
71,828	Hovnanian Enterprises, Inc., Class A*	261,454
22,240	HSN, Inc.*	425,674
870	Interactive Data Corp.	24,908
12,605	International Game Technology	231,176
32,821	Interpublic Group of Cos., Inc.*	212,024
23,248	J.C. Penney Co., Inc.	577,248
2,691	Jack in the Box, Inc.*	52,501
8,014	Jarden Corp.	244,267
51,071	Johnson Controls, Inc.	1,421,306
35,154	Jones Apparel Group, Inc.	507,624
10,913	KB Home	166,751
10,010	Kohl’s Corp.*	504,204
16,323	Lamar Advertising Co., Class A*	466,838
22,605	Las Vegas Sands Corp.*	350,377
10,242	Leggett & Platt, Inc.	187,019
25,961	Lennar Corp., Class A	398,761
10,705	Liberty Global, Inc., Series C*	268,267
11,139	Liberty Global, Inc., Class A*	282,708
41,322	Liberty Media Corp. - Capital, Series A*	1,069,827
97,745	Liberty Media Corp. - Interactive, Class A*	1,014,593
29,094	Limited Brands, Inc.	553,368
36,000	Live Nation, Inc.*	412,920
27,696	Liz Claiborne, Inc.*	134,879
50,938	Lowe’s Cos., Inc.	1,102,808
57,317	Macy’s, Inc.	913,060
11,942	Marriott International, Inc., Class A	313,239
13,748	Mattel, Inc.	271,111
84,293	McClatchy Co. (The), Class A	450,968
13,463	McDonald’s Corp.	840,495
10,114	McGraw-Hill Cos., Inc. (The)	358,541
2,386	MDC Holdings, Inc.	80,170
2,538	Meredith Corp.	78,627

87,946	MGM MIRAGE*	972,683
8,910	Mohawk Industries, Inc.*	368,963
16,608	New York Times Co. (The), Class A	214,575
23,587	Newell Rubbermaid, Inc.	320,076
109,844	News Corp., Class A	1,385,133
27,580	News Corp., Class B	404,874
7,120	NIKE, Inc., Class B	453,900
10,367	Nordstrom, Inc.	358,076
384	NVR, Inc.*	262,710
235,889	Office Depot, Inc.*	1,339,849
35,351	OfficeMax, Inc.*	458,502
10,605	Omnicom Group, Inc.	374,356
2,347	O’Reilly Automotive, Inc.*	88,717
3,317	Penn National Gaming, Inc.*	89,493
10,524	Penske Automotive Group, Inc.	147,967
3,382	PetSmart, Inc.	87,086
2,688	Polo Ralph Lauren Corp.	220,416
40,918	Pulte Homes, Inc.*	430,457
36,183	Quiksilver, Inc.*	73,090
10,677	RadioShack Corp.	208,415
20,538	RCN Corp.*	201,478
15,377	Regal Entertainment Group, Class A	227,118
4,909	Regis Corp.	78,200
5,427	Rent-A-Center, Inc.*	108,540
2,671	Ross Stores, Inc.	122,679
15,335	Royal Caribbean Cruises Ltd.*	400,090
3,892	Ryland Group, Inc.	86,636
58,863	Saks, Inc.*	379,078
3,420	Scholastic Corp.	102,258
3,086	Scripps Networks Interactive, Inc., Class A	131,772
8,603	Sears Holdings Corp.*	802,488
17,590	Service Corp. International	134,915
2,658	Sherwin-Williams Co. (The)	168,384
87,208	Sonic Automotive, Inc., Class A	832,836
53,993	Standard Pacific Corp.*	195,995
19,262	Staples, Inc.	451,887
21,284	Starbucks Corp.*	463,778
13,336	Starwood Hotels & Resorts Worldwide, Inc.	444,356
32,942	Target Corp.	1,688,936
70,082	Tenneco, Inc.*	1,239,050
3,540	Thor Industries, Inc.	112,395
3,965	Tiffany & Co.	161,019
16,655	Time Warner Cable, Inc.	725,991
77,442	Time Warner, Inc.	2,125,783
10,921	TJX Cos., Inc. (The)	415,107
7,056	Toll Brothers, Inc.*	130,324
1,553	Tractor Supply Co.*	78,380
25,940	TravelCenters of America LLC*	119,843
85,707	TRW Automotive Holdings Corp.*	1,973,832
3,413	VF Corp.	245,838
24,673	Viacom, Inc., Class B*	718,971
38,635	Virgin Media, Inc.	548,231
4,047	WABCO Holdings, Inc.	104,615
64,840	Walt Disney Co. (The)	1,916,022
17,480	Warner Music Group Corp.*	84,428
100	Washington Post Co. (The), Class B	43,462
11,558	Whirlpool Corp.	868,930
8,076	Williams-Sonoma, Inc.	153,282
29,965	Wyndham Worldwide Corp.	628,965
1,919	Wynn Resorts Ltd.	118,748
7,827	Yum! Brands, Inc.	267,762
35,132	Zale Corp.*	76,588
		80,234,985
	Consumer Staples - 7.7%
1,941	Alberto-Culver Co.	55,105
151,867	Altria Group, Inc.	3,016,079
25,396	Archer-Daniels-Midland Co.	761,118
10,923	Avon Products, Inc.	329,219
13,616	Bare Escentuals, Inc.*	247,403
3,677	BJ’s Wholesale Club, Inc.*	124,246
2,080	Brown-Forman Corp., Class B	106,746
8,314	Bunge Ltd.	488,780
5,729	Campbell Soup Co.	189,687
2,321	Casey’s General Stores, Inc.	71,208
10,441	Chiquita Brands International, Inc.*	153,169
886	Church & Dwight Co., Inc.	53,417
2,898	Clorox Co. (The)	171,475
34,002	Coca-Cola Co. (The)	1,844,608
23,254	Coca-Cola Enterprises, Inc.	469,498
5,996	Colgate-Palmolive Co.	479,860
21,384	ConAgra Foods, Inc.	486,272
10,887	Constellation Brands, Inc., Class A*	175,063
3,091	Corn Products International, Inc.	87,846
12,221	Cosan Ltd., Class A (Brazil)*	95,324
16,993	Costco Wholesale Corp.	975,908
34,112	CVS Caremark Corp.	1,104,205
32,291	Dean Foods Co.*	569,290
10,137	Del Monte Foods Co.	115,359
14,924	Dr Pepper Snapple Group, Inc.	412,798
2,577	Energizer Holdings, Inc.*	143,024
6,055	Estee Lauder Cos., Inc. (The), Class A	318,009
2,364	Fresh Del Monte Produce, Inc.*	48,060
7,386	General Mills, Inc.	526,696
19,074	Great Atlantic & Pacific Tea Co., Inc. (The)*	142,864
8,129	H.J. Heinz Co.	354,668
4,152	Hershey Co. (The)	151,257
2,780	Hormel Foods Corp.	107,586
1,860	J.M. Smucker Co. (The)	111,730
5,997	Kellogg Co.	326,357
10,260	Kimberly-Clark Corp.	609,341
53,380	Kraft Foods, Inc., Class A	1,476,491
35,456	Kroger Co. (The)	759,822
5,353	Lorillard, Inc.	405,222
2,555	McCormick & Co., Inc.	92,747
5,345	Molson Coors Brewing Co., Class B	224,490
1,277	Nash Finch Co.	44,057
2,760	NBTY, Inc.*	122,903
4,158	Pantry, Inc. (The)*	56,008
8,851	Pepsi Bottling Group, Inc. (The)	329,257
4,017	PepsiAmericas, Inc.	116,694
24,534	PepsiCo, Inc.	1,462,717
28,957	Philip Morris International, Inc.	1,317,833
97,239	Procter & Gamble Co. (The)	5,985,060
1,058	Ralcorp Holdings, Inc.*	65,384
8,431	Reynolds American, Inc.	448,529
1,873	Ruddick Corp.	53,100
26,051	Safeway, Inc.	584,845
43,196	Sara Lee Corp.	524,399
29,202	Smithfield Foods, Inc.*	439,782
24,290	SUPERVALU, Inc.	357,306
21,727	Sysco Corp.	608,139
38,956	Tyson Foods, Inc., Class A	538,372
1,771	Universal Corp.	80,386

30,926	Walgreen Co.	1,114,882
140,385	Wal-Mart Stores, Inc.	7,500,771
9,439	Whole Foods Market, Inc.*	256,930
10,470	Winn-Dixie Stores, Inc.*	106,061
		40,495,462
	Energy - 9.1%
1,495	Alon USA Energy, Inc.	10,704
5,334	Alpha Natural Resources, Inc.*	216,614
15,754	Anadarko Petroleum Corp.	1,004,790
8,555	Apache Corp.	844,977
4,605	Arch Coal, Inc.	97,027
9,760	Baker Hughes, Inc.	441,933
13,896	BJ Services Co.	287,230
5,418	Cameron International Corp.*	204,042
22,172	Chesapeake Energy Corp.	549,422
118,319	Chevron Corp.	8,533,166
4,098	Cimarex Energy Co.	201,663
457	CNX Gas Corp.*	12,261
9,130	Complete Production Services, Inc.*	114,399
81,747	ConocoPhillips	3,923,856
3,197	Consol Energy, Inc.	149,012
826	Continental Resources, Inc.*	31,363
4,050	CVR Energy, Inc.*	32,481
2,046	Delek US Holdings, Inc.	14,281
4,563	Denbury Resources, Inc.*	61,829
15,382	Devon Energy Corp.	1,029,210
1,106	Diamond Offshore Drilling, Inc.	101,232
32,694	El Paso Corp.	331,844
4,392	EOG Resources, Inc.	397,125
6,208	Exterran Holdings, Inc.*	125,898
225,291	Exxon Mobil Corp.	14,515,499
2,678	FMC Technologies, Inc.*	142,389
7,397	Forest Oil Corp.*	178,416
4,008	Frontier Oil Corp.	49,940
8,878	General Maritime Corp.	68,716
27,258	Halliburton Co.	796,206
22,527	Helix Energy Solutions Group, Inc.*	239,012
2,885	Helmerich & Payne, Inc.	120,680
44,906	Hercules Offshore, Inc.*	175,133
11,065	Hess Corp.	639,446
1,612	Holly Corp.	42,073
18,887	Key Energy Services, Inc.*	182,637
3,662	Linn Energy LLC	95,322
41,639	Marathon Oil Corp.	1,241,259
6,798	Mariner Energy, Inc.*	98,231
3,869	Massey Energy Co.	149,034
5,701	Murphy Oil Corp.	291,207
18,761	Nabors Industries Ltd. (Bermuda)*	418,370
8,267	National Oilwell Varco, Inc.	338,120
7,505	Newfield Exploration Co.*	367,295
6,322	Noble Corp. (Switzerland)	254,903
3,245	Noble Energy, Inc.	239,935
11,530	Occidental Petroleum Corp.	903,260
3,529	Oil States International, Inc.*	130,008
2,179	Overseas Shipholding Group, Inc.	97,205
9,058	Patterson-UTI Energy, Inc.	139,131
5,261	Peabody Energy Corp.	221,593
3,488	Petrohawk Energy Corp.*	77,887
20,179	Pioneer Drilling Co.*	160,423
6,573	Pioneer Natural Resources Co.	289,081
6,648	Plains Exploration & Production Co.*	221,711
6,608	Pride International, Inc.*	195,597
1,205	Range Resources Corp.	55,430
5,707	Rowan Cos., Inc.*	122,586
5,582	SandRidge Energy, Inc.*	47,224
19,271	Schlumberger Ltd.	1,222,938
932	SEACOR Holdings, Inc.*	65,473
454	Seahawk Drilling, Inc.*	9,493
5,398	Ship Finance International Ltd. (Bermuda)	78,109
9,340	Smith International, Inc.	283,189
5,179	Southern Union Co.	114,145
2,038	Southwestern Energy Co.*	87,389
26,764	Spectra Energy Corp.	568,735
14,953	Stone Energy Corp.*	238,351
10,894	Sunoco, Inc.	273,331
2,732	Superior Energy Services, Inc.*	62,754
4,650	Teekay Corp. (Bahamas)	116,064
14,774	Tesoro Corp.	184,675
1,604	Tidewater, Inc.	75,099
2,781	Unit Corp.*	126,647
9,137	USEC, Inc.*	36,548
56,031	Valero Energy Corp.	1,032,091
2,588	W&T Offshore, Inc.	23,059
15,781	Weatherford International Ltd. (Switzerland)*	247,446
4,005	Western Refining, Inc.*	18,303
2,193	Whiting Petroleum Corp.*	145,966
27,008	Williams Cos., Inc. (The)	562,847
5,358	World Fuel Services Corp.	128,753
8,326	XTO Energy, Inc.	371,090
		48,093,813
	Financials - 28.1%
1,505	Affiliated Managers Group, Inc.*	91,158
21,874	Aflac, Inc.	1,059,358
1,256	Alexandria Real Estate Equities, Inc. REIT	75,021
207	Alleghany Corp.*	54,050
2,519	Allied World Assurance Co. Holdings Ltd. (Bermuda)	112,750
46,922	Allstate Corp. (The)	1,404,375
9,517	AMB Property Corp. REIT	228,408
75,236	American Express Co.	2,833,388
3,797	American Financial Group, Inc.	94,204
87,216	American International Group, Inc.*	2,113,244
871	American National Insurance Co.	92,709
15,343	AmeriCredit Corp.*	321,743
5,320	Ameriprise Financial, Inc.	203,437
9,761	Annaly Capital Management, Inc. REIT	169,646
6,423	Aon Corp.	249,855
21,257	Apartment Investment & Management Co., Class A REIT	326,508
1,758	Arch Capital Group Ltd.*	125,767
3,559	Arthur J. Gallagher & Co.	80,255
3,295	Aspen Insurance Holdings Ltd. (Bermuda)	87,746
4,370	Associated Banc-Corp.	55,586
7,943	Assurant, Inc.	249,649
8,340	Astoria Financial Corp.	110,088
2,628	AvalonBay Communities, Inc. REIT	201,331
5,916	Axis Capital Holdings Ltd. (Bermuda)	170,381
8,801	Baldwin & Lyons, Inc., Class B	209,376
2,621	BancorpSouth, Inc.	59,969
1,390,566	Bank of America Corp.	21,108,792
1,478	Bank of Hawaii Corp.	67,219
33,806	Bank of New York Mellon Corp. (The)	983,417
46,782	BB&T Corp.	1,303,814

56,150	Berkshire Hathaway, Inc., Class B*	4,291,545
650	BOK Financial Corp.	30,817
7,021	Boston Properties, Inc. REIT	455,452
18,032	Brandywine Realty Trust REIT	202,499
2,146	BRE Properties, Inc. REIT	68,822
3,517	Camden Property Trust REIT	136,354
63,868	Capital One Financial Corp.	2,354,174
61,397	CapitalSource, Inc.	294,092
37,950	CB Richard Ellis Group, Inc., Class A*	466,785
40,038	CBL & Associates Properties, Inc. REIT	400,380
16,915	Charles Schwab Corp. (The)	309,375
7,839	Chubb Corp. (The)	391,950
9,652	Cincinnati Financial Corp.	254,716
5,765,472	Citigroup, Inc.*	19,141,367
2,145	City National Corp.	105,942
1,149	CME Group, Inc.	329,556
2,925	CNA Financial Corp.*	68,708
24,149	Colonial Properties Trust REIT	265,881
14,971	Comerica, Inc.	516,649
1,925	Commerce Bancshares, Inc.	76,192
13,371	CompuCredit Holdings Corp.	44,659
175,582	Conseco, Inc.*	835,770
14,456	Cousins Properties, Inc. REIT	110,733
15,940	DCT Industrial Trust, Inc. REIT	78,903
56,792	Developers Diversified Realty Corp. REIT	468,534
48,814	Discover Financial Services	667,776
4,658	Douglas Emmett, Inc. REIT	64,420
17,095	Duke Realty Corp. REIT	193,515
384,596	E*TRADE Financial Corp.*	584,586
3,329	Endurance Specialty Holdings Ltd. (Bermuda)	119,911
2,221	Equity One, Inc. REIT	37,202
12,759	Equity Residential REIT	408,926
1,391	Erie Indemnity Co., Class A	54,249
2,253	Everest Re Group Ltd.	193,172
1,317	Federal Realty Investment Trust REIT	84,788
2,635	Federated Investors, Inc., Class B	66,876
19,147	Fidelity National Financial, Inc., Class A	246,996
307,967	Fifth Third Bancorp	3,831,110
6,499	First American Corp. (The)	192,175
11,552	First Horizon National Corp.*	149,598
28,143	First Industrial Realty Trust, Inc. REIT*	144,092
3,540	FirstMerit Corp.	72,535
4,455	Franklin Resources, Inc.	441,179
11,100	Fulton Financial Corp.	102,564
378,368	Genworth Financial, Inc., Class A*	5,236,613
21,198	Goldman Sachs Group, Inc. (The)	3,152,567
1,953	Hanover Insurance Group, Inc. (The)	82,846
163,364	Hartford Financial Services Group, Inc. (The)	3,919,102
3,216	HCC Insurance Holdings, Inc.	87,154
7,504	HCP, Inc. REIT	212,738
2,529	Health Care, Inc. REIT	108,747
3,633	Healthcare Realty Trust, Inc. REIT	76,184
2,580	Highwoods Properties, Inc. REIT	77,942
9,566	Hospitality Properties Trust REIT	211,600
59,133	Host Hotels & Resorts, Inc. REIT	626,810
21,780	HRPT Properties Trust REIT	145,273
11,571	Hudson City Bancorp, Inc.	153,547
236,271	Huntington Bancshares, Inc.	1,131,738
5,813	Interactive Brokers Group, Inc., Class A*	92,427
292,890	Invesco Ltd.(-)	5,652,777
67,915	iStar Financial, Inc. REIT*	184,729
11,980	Janus Capital Group, Inc.	146,276
2,544	Jones Lang LaSalle, Inc.	145,033
205,500	JPMorgan Chase & Co.	8,002,170
89,098	KeyCorp	639,724
22,028	Kimco Realty Corp. REIT	277,993
56,717	KKR Financial Holdings LLC	342,004
15,119	Legg Mason, Inc.	389,768
4,854	Leucadia National Corp.*	108,390
5,455	Liberty Property Trust REIT	165,832
46,853	Lincoln National Corp.	1,151,647
25,210	Loews Corp.	901,762
6,711	M&T Bank Corp.	494,936
7,858	Macerich Co. (The) REIT	242,419
4,763	Mack-Cali Realty Corp. REIT	155,369
368	Markel Corp.*	119,604
21,221	Marsh & McLennan Cos., Inc.	457,525
56,521	Marshall & Ilsley Corp.	390,560
31,227	MBIA, Inc.*	153,949
1,545	Mercury General Corp.	59,050
60,502	MetLife, Inc.	2,136,931
20,340	MF Global Holdings Ltd.*	133,227
20,036	MGIC Investment Corp.*	121,218
4,889	Montpelier Re Holdings Ltd. (Bermuda)	82,575
3,504	Moody’s Corp.	96,675
95,030	Morgan Stanley	2,544,903
7,443	MSCI, Inc., Class A*	220,015
3,253	NASDAQ OMX Group, Inc. (The)*	58,521
2,677	Nationwide Health Properties, Inc. REIT	88,234
19,097	New York Community Bancorp, Inc.	287,028
4,160	Northern Trust Corp.	210,163
11,677	NYSE Euronext	273,359
18,137	Och-Ziff Capital Management Group LLC, Class A	245,394
13,860	Old Republic International Corp.	146,777
7,405	OneBeacon Insurance Group Ltd., Class A	96,117
2,894	PartnerRe Ltd.	215,863
6,121	People’s United Financial, Inc.	98,977
14,046	PHH Corp.*	244,962
136,014	Phoenix Cos., Inc. (The)*	319,633
1,712	Platinum Underwriters Holdings Ltd. (Bermuda)	62,077
4,775	Plum Creek Timber Co., Inc. REIT	172,712
121,978	PMI Group, Inc. (The)*	262,253
19,722	PNC Financial Services Group, Inc.	1,093,190
99,520	Popular, Inc.	213,968
1,949	Potlatch Corp. REIT	59,834
41,587	Principal Financial Group, Inc.	958,580
27,965	Progressive Corp. (The)	463,660
65,200	ProLogis REIT	821,520
29,507	Protective Life Corp.	497,193
56,285	Prudential Financial, Inc.	2,813,687
2,111	Public Storage REIT	167,149
26,320	Radian Group, Inc.	169,238
5,214	Raymond James Financial, Inc.	131,966
2,420	Rayonier, Inc. REIT	101,495
2,939	Realty Income Corp. REIT	82,086
4,434	Redwood Trust, Inc. REIT	63,406
2,880	Regency Centers Corp. REIT	96,451
240,434	Regions Financial Corp.	1,526,756
1,855	Reinsurance Group of America, Inc.	90,376
1,876	RenaissanceRe Holdings Ltd. (Bermuda)	101,642

2,689	SEI Investments Co.	47,622
3,666	Senior Housing Properties Trust REIT	76,436
9,595	Simon Property Group, Inc. REIT	690,840
10,103	SL Green Realty Corp. REIT	459,585
49,699	SLM Corp.*	523,330
3,493	StanCorp Financial Group, Inc.	150,129
17,085	State Street Corp.	732,605
422	Student Loan Corp. (The)	19,117
75,309	SunTrust Banks, Inc.	1,832,268
5,439	Susquehanna Bancshares, Inc.	42,696
59,979	Synovus Financial Corp.	165,542
5,294	T. Rowe Price Group, Inc.	262,688
5,792	TCF Financial Corp.	84,795
27,062	TD Ameritrade Holding Corp.*	480,621
6,025	Torchmark Corp.	270,523
3,226	Transatlantic Holdings, Inc.	160,300
26,708	Travelers Cos., Inc. (The)	1,353,294
96,444	U.S. Bancorp	2,418,816
8,725	UDR, Inc. REIT	135,761
7,556	Unitrin, Inc.	163,965
24,273	Unum Group	475,023
3,559	Validus Holdings Ltd.	94,314
5,047	Valley National Bancorp	69,396
3,667	Ventas, Inc. REIT	154,747
8,033	Vornado Realty Trust REIT	519,574
6,187	W.R. Berkley Corp.	150,530
4,331	Washington Federal, Inc.	80,773
19,579	Webster Financial Corp.	302,887
6,840	Weingarten Realty Investors REIT	127,703
251,936	Wells Fargo & Co.	7,162,540
45	Wesco Financial Corp.	15,885
571	White Mountains Insurance Group Ltd.	182,988
4,194	Willis Group Holdings PLC	110,009
6,343	Wilmington Trust Corp.	83,220
93,238	XL Capital Ltd., Class A	1,563,601
21,984	Zions Bancorp	417,036
		148,246,544
	Health Care - 6.8%
18,892	Abbott Laboratories	1,000,142
15,041	Aetna, Inc.	450,779
4,063	Alcon, Inc. (Switzerland)	632,650
2,723	Allergan, Inc.	156,572
2,213	AMERIGROUP Corp.*	56,321
31,542	AmerisourceBergen Corp.	859,835
16,288	Amgen, Inc.*	952,522
7,257	Baxter International, Inc.	417,931
1,605	Beckman Coulter, Inc.	104,919
3,664	Becton, Dickinson and Co.	276,156
3,422	Biogen Idec, Inc.*	183,898
537	Bio-Rad Laboratories, Inc., Class A*	50,038
60,111	Boston Scientific Corp.*	518,758
41,846	Bristol-Myers Squibb Co.	1,019,369
14,752	Brookdale Senior Living, Inc.*	269,224
638	C.R. Bard, Inc.	52,884
26,442	Cardinal Health, Inc.	874,437
16,245	CareFusion Corp.*	418,309
924	Cephalon, Inc.*	58,988
1,309	Cerner Corp.*	99,026
2,254	Charles River Laboratories International, Inc.*	81,910
18,729	CIGNA Corp.	632,478
6,621	Community Health Systems, Inc.*	215,977
1,439	Covance, Inc.*	83,620
15,180	Coventry Health Care, Inc.*	347,318
10,373	Covidien PLC (Ireland)	524,459
2,184	DaVita, Inc.*	130,516
2,407	DENTSPLY International, Inc.	80,707
27,085	Eli Lilly & Co.	953,392
2,423	Endo Pharmaceuticals Holdings, Inc.*	48,726
4,981	Express Scripts, Inc.*	417,707
7,152	Forest Laboratories, Inc.*	211,985
2,879	Genzyme Corp.*	156,215
4,573	Gilead Sciences, Inc.*	220,739
82,409	Health Management Associates, Inc., Class A*	547,196
13,834	Health Net, Inc.*	335,613
2,766	Henry Schein, Inc.*	149,502
6,319	Hill-Rom Holdings, Inc.	147,675
8,705	Hologic, Inc.*	131,184
4,029	Hospira, Inc.*	204,029
12,393	Humana, Inc.*	602,548
3,703	IMS Health, Inc.	80,133
2,330	Inverness Medical Innovations, Inc.*	94,062
42,528	Johnson & Johnson	2,673,310
3,581	Kindred Healthcare, Inc.*	60,555
1,928	Kinetic Concepts, Inc.*	79,607
14,099	King Pharmaceuticals, Inc.*	169,329
1,978	Laboratory Corp. of America Holdings*	140,636
2,160	Life Technologies Corp.*	107,374
3,200	LifePoint Hospitals, Inc.*	95,936
2,508	Lincare Holdings, Inc.*	92,345
1,320	Magellan Health Services, Inc.*	52,114
19,325	McKesson Corp.	1,136,696
14,107	Medco Health Solutions, Inc.*	867,298
17,344	Medtronic, Inc.	743,884
73,567	Merck & Co., Inc.	2,808,788
769	Mettler-Toledo International, Inc.*	74,954
861	Millipore Corp.*	59,383
4,671	Mylan, Inc.*	85,152
4,368	Omnicare, Inc.	109,200
1,464	Owens & Minor, Inc.	58,692
3,658	Patterson Cos., Inc.*	104,472
274,237	Pfizer, Inc.	5,117,262
1,715	Pharmaceutical Product Development, Inc.	40,062
3,444	Quest Diagnostics, Inc.	191,727
4,255	St. Jude Medical, Inc.*	160,541
4,365	Stryker Corp.	226,631
77,433	Sunrise Senior Living, Inc.*	229,976
1,193	Teleflex, Inc.	68,192
123,232	Tenet Healthcare Corp.*	682,705
8,527	Thermo Fisher Scientific, Inc.*	393,521
50,499	UnitedHealth Group, Inc.	1,666,467
5,355	Universal American Financial Corp.*	71,543
4,132	Universal Health Services, Inc., Class B	120,489
1,847	Varian Medical Systems, Inc.*	92,886
2,011	Warner Chilcott PLC, Class A (Ireland)*	54,961
1,324	Waters Corp.*	75,441
2,797	Watson Pharmaceuticals, Inc.*	107,321
29,672	WellPoint, Inc.*	1,890,700
5,838	Zimmer Holdings, Inc.*	328,796
		35,889,395
	Industrials - 12.0%
19,374	3M Co.	1,559,413
1,934	Acuity Brands, Inc.	69,198

3,340	Aecom Technology Corp.*	90,080
6,582	AGCO Corp.*	203,450
11,874	Aircastle Ltd. (Bermuda)	112,922
2,367	Alaska Air Group, Inc.*	74,182
2,555	Alexander & Baldwin, Inc.	81,632
1,037	Alliant Techsystems, Inc.*	81,892
1,574	Amerco, Inc.*	59,481
1,849	AMETEK, Inc.	67,378
90,255	AMR Corp.*	624,565
3,183	Armstrong World Industries, Inc.*	115,957
6,925	Avery Dennison Corp.	225,132
602,733	Avis Budget Group, Inc.*	6,521,571
5,287	BE Aerospace, Inc.*	118,587
29,386	BlueLinx Holdings, Inc.*	83,456
28,293	Boeing Co. (The)	1,714,556
4,014	Briggs & Stratton Corp.	66,351
2,293	Brink’s Co. (The)	53,610
8,757	Burlington Northern Santa Fe Corp.	873,336
2,677	C.H. Robinson Worldwide, Inc.	151,598
2,640	Carlisle Cos., Inc.	88,493
34,549	Caterpillar, Inc.	1,804,840
34,192	China BAK Battery, Inc.*	77,958
41,862	China Yuchai International Ltd. (Bermuda)	560,951
3,400	Cintas Corp.	85,374
21,295	Continental Airlines, Inc., Class B*	391,615
4,517	Con-way, Inc.	129,277
6,188	Cooper Industries PLC, Class A (Ireland)	265,465
4,684	Corrections Corp. of America*	87,638
2,668	Covanta Holding Corp.*	46,690
3,050	Crane Co.	93,086
13,508	CSX Corp.	578,953
8,472	Cummins, Inc.	382,596
5,515	Danaher Corp.	393,495
17,175	Deere & Co.	857,891
78,897	Delta Air Lines, Inc.*	964,910
6,070	Deluxe Corp.	112,963
1,649	Donaldson Co., Inc.	63,058
7,151	Dover Corp.	306,635
664	Dun & Bradstreet Corp. (The)	52,436
8,226	Eaton Corp.	503,760
4,976	EMCOR Group, Inc.*	119,723
22,227	Emerson Electric Co.	923,310
2,699	Equifax, Inc.	86,368
2,625	Expeditors International of Washington, Inc.	89,512
2,042	Fastenal Co.	84,702
14,904	FedEx Corp.	1,167,728
1,213	Flowserve Corp.	109,376
4,868	Fluor Corp.	220,715
3,950	Foster Wheeler AG (Switzerland)*	110,521
2,349	Gardner Denver, Inc.	93,608
2,638	GATX Corp.	69,168
103,694	GenCorp, Inc.*	580,686
3,489	General Cable Corp.*	101,530
11,616	General Dynamics Corp.	776,530
746,437	General Electric Co.	12,002,707
3,996	Goodrich Corp.	247,392
1,240	Granite Construction, Inc.	38,291
3,810	Harsco Corp.	113,386
123,619	Hertz Global Holdings, Inc.*	1,280,693
4,592	HNI Corp.	114,892
24,960	Honeywell International, Inc.	964,454
2,523	Hubbell, Inc., Class B	108,640
14,040	Illinois Tool Works, Inc.	612,004
18,576	Ingersoll-Rand PLC (Ireland)	602,977
4,799	Iron Mountain, Inc.*	109,705
4,464	ITT Corp.	215,656
2,130	J.B. Hunt Transport Services, Inc.	65,306
4,176	Jacobs Engineering Group, Inc.*	157,811
11,050	JetBlue Airways Corp.*	54,587
3,062	Joy Global, Inc.	140,056
3,430	Kansas City Southern*	101,871
12,171	KBR, Inc.	227,963
7,993	Kelly Services, Inc., Class A	104,868
3,785	Kennametal, Inc.	92,657
3,503	L-3 Communications Holdings, Inc.	291,940
2,160	Lennox International, Inc.	82,555
1,433	Lincoln Electric Holdings, Inc.	69,973
9,980	Lockheed Martin Corp.	743,710
15,613	Manitowoc Co., Inc. (The)	170,182
7,028	Manpower, Inc.	363,980
57,087	Masco Corp.	774,100
6,164	McDermott International, Inc.*	145,594
1,818	Moog, Inc., Class A*	54,867
1,432	MSC Industrial Direct Co., Class A	61,848
3,031	Mueller Industries, Inc.	74,532
25,660	Mueller Water Products, Inc., Class A	115,727
4,287	Navistar International Corp.*	158,576
12,332	Norfolk Southern Corp.	580,344
18,187	Northrop Grumman Corp.	1,029,384
14,693	Oshkosh Corp.	529,976
14,510	Owens Corning*	373,342
15,374	PACCAR, Inc.	553,925
2,586	Pall Corp.	89,139
6,730	Parker Hannifin Corp.	376,274
3,735	Pentair, Inc.	114,067
9,357	Pitney Bowes, Inc.	195,748
2,246	Precision Castparts Corp.	236,391
3,881	Quanta Services, Inc.*	70,712
27,077	R.R. Donnelley & Sons Co.	536,666
10,532	Raytheon Co.	552,193
4,551	Republic Services, Inc.	121,921
4,939	Robert Half International, Inc.	132,958
6,803	Rockwell Automation, Inc.	328,177
3,286	Rockwell Collins, Inc.	174,782
1,362	Roper Industries, Inc.	68,209
4,211	RSC Holdings, Inc.*	30,235
5,699	Ryder System, Inc.	207,444
19	Seaboard Corp.	23,370
3,720	Shaw Group, Inc. (The)*	120,119
3,984	SkyWest, Inc.	58,286
2,650	Snap-On, Inc.	108,332
32,153	Southwest Airlines Co.	364,293
7,726	Spirit Aerosystems Holdings, Inc., Class A*	165,723
2,038	SPX Corp.	110,949
3,968	Stanley Works (The)	203,360
12,889	Steelcase, Inc., Class A	91,254
17,311	Terex Corp.*	338,430
43,002	Textron, Inc.	839,829
2,216	Thomas & Betts Corp.*	74,812
7,324	Timken Co. (The)	164,131
8,317	Trinity Industries, Inc.	130,078
36,688	Tyco International Ltd. (Switzerland)	1,299,856
64,106	UAL Corp.*	784,016
14,970	Union Pacific Corp.	905,685

27,064	United Parcel Service, Inc., Class B	1,563,487
31,346	United Rentals, Inc.*	251,081
3,062	United Stationers, Inc.*	167,063
25,590	United Technologies Corp.	1,726,813
3,636	URS Corp.*	163,184
14,396	US Airways Group, Inc.*	76,443
15,564	USG Corp.*	186,924
3,372	UTi Worldwide, Inc. (British Virgin Islands)	46,298
18,582	Volt Information Sciences, Inc.*	172,627
1,842	W.W. Grainger, Inc.	182,874
14,542	Waste Management, Inc.	466,071
2,383	Werner Enterprises, Inc.	47,136
5,297	WESCO International, Inc.*	146,833
94,207	YRC Worldwide, Inc.*	87,612
		63,162,264
	Information Technology - 9.2%
12,287	Accenture PLC, Class A (Ireland)	503,644
5,797	ACI Worldwide, Inc.*	92,810
3,234	Activision Blizzard, Inc.*	32,857
7,094	Adobe Systems, Inc.*	229,136
57,263	Advanced Micro Devices, Inc.*	427,182
3,064	Affiliated Computer Services, Inc., Class A*	188,497
10,014	Agilent Technologies, Inc.*	280,692
1,503	Alliance Data Systems Corp.*	89,368
3,005	Altera Corp.	64,067
27,481	Amkor Technology, Inc.*	156,367
2,440	Amphenol Corp., Class A	97,210
6,641	Analog Devices, Inc.	179,041
2,444	Anixter International, Inc.*	101,866
7,300	AOL, Inc.*	174,981
8,463	Apple, Inc.*	1,625,912
34,320	Applied Materials, Inc.	418,018
13,207	Arrow Electronics, Inc.*	346,948
13,486	Atmel Corp.*	62,575
3,719	Autodesk, Inc.*	88,475
9,456	Automatic Data Processing, Inc.	385,710
14,541	Avnet, Inc.*	384,464
2,437	AVX Corp.	28,952
5,771	Benchmark Electronics, Inc.*	105,148
1,866	BMC Software, Inc.*	72,102
8,259	Brightpoint, Inc.*	48,233
6,960	Broadcom Corp., Class A*	185,971
3,668	Broadridge Financial Solutions, Inc.	79,669
16,340	Brocade Communications Systems, Inc.*	112,256
6,264	CA, Inc.	138,059
1,077	CACI International, Inc., Class A*	51,664
17,149	Cadence Design Systems, Inc.*	99,636
96,555	Cisco Systems, Inc.*	2,169,591
3,026	Citrix Systems, Inc.*	125,730
2,792	Cognizant Technology Solutions Corp., Class A*	121,899
6,913	CommScope, Inc.*	188,103
10,613	Computer Sciences Corp.*	544,447
11,048	Convergys Corp.*	118,214
30,494	Corning, Inc.	551,331
100,833	Dell, Inc.*	1,300,746
2,799	Diebold, Inc.	74,369
1,905	DST Systems, Inc.*	86,354
34,480	eBay, Inc.*	793,730
8,385	Electronic Arts, Inc.*	136,508
45,307	EMC Corp.*	755,268
10,922	Fairchild Semiconductor International, Inc., Class A*	98,080
11,043	Fidelity National Information Services, Inc.	260,173
3,884	Fiserv, Inc.*	174,935
1,776	Google, Inc., Class A*	940,250
2,494	Harris Corp.	107,042
2,250	Hewitt Associates, Inc., Class A*	88,830
62,394	Hewlett-Packard Co.	2,936,886
17,374	IAC/InterActiveCorp.*	348,870
10,989	InfoSpace, Inc.*	101,868
25,648	Ingram Micro, Inc., Class A*	433,451
21,787	Insight Enterprises, Inc.*	250,768
149,801	Intel Corp.	2,906,139
22,063	International Business Machines Corp.	2,700,291
3,827	International Rectifier Corp.*	69,039
4,695	Intuit, Inc.*	139,019
34,304	Jabil Circuit, Inc.	496,722
15,450	JDS Uniphase Corp.*	121,437
11,255	Juniper Networks, Inc.*	279,462
5,673	KLA-Tencor Corp.	159,979
4,137	Lam Research Corp.*	136,562
2,910	Lender Processing Services, Inc.	112,792
6,389	Lexmark International, Inc., Class A*	164,772
2,964	Linear Technology Corp.	77,360
21,898	LSI Corp.*	109,271
12,147	Marvell Technology Group Ltd. (Bermuda)*	211,722
726	MasterCard, Inc., Class A	181,427
2,120	McAfee, Inc.*	79,924
4,506	MEMC Electronic Materials, Inc.*	56,685
3,759	Microchip Technology, Inc.	97,020
82,230	Micron Technology, Inc.*	717,046
246,292	Microsoft Corp.	6,940,509
3,364	Molex, Inc.	67,818
2,839	Molex, Inc., Class A	50,052
204,106	Motorola, Inc.	1,255,252
5,415	National Semiconductor Corp.	71,803
14,268	NCR Corp.*	170,788
5,605	NetApp, Inc.*	163,274
4,601	Novellus Systems, Inc.*	96,161
11,916	NVIDIA Corp.*	183,387
56,996	Oracle Corp.	1,314,328
5,399	Paychex, Inc.	156,517
17,454	QUALCOMM, Inc.	684,022
16,513	SAIC, Inc.*	302,683
15,462	SanDisk Corp.*	393,044
78,462	Sanmina-SCI Corp.*	1,035,698
55,602	Seagate Technology (Cayman Islands)	930,221
20,403	Symantec Corp.*	345,831
1,767	SYNNEX Corp.*	46,772
2,932	Synopsys, Inc.*	62,364
14,930	Tech Data Corp.*	608,397
17,393	Tellabs, Inc.	111,837
2,489	Teradata Corp.*	69,617
10,588	Teradyne, Inc.*	98,892
31,841	Texas Instruments, Inc.	716,422
6,986	Total System Services, Inc.	99,970
39,058	Tyco Electronics Ltd. (Switzerland)	971,763
3,394	VeriSign, Inc.*	77,757
7,776	Visa, Inc., Class A	637,865
41,071	Vishay Intertechnology, Inc.*	309,675
2,460	VMware, Inc., Class A*	111,709
9,864	Western Digital Corp.*	374,733

8,421	Western Union Co. (The)	156,125
5,371	Wright Express Corp.*	157,693
61,138	Xerox Corp.	533,123
4,649	Xilinx, Inc.	109,623
25,021	Yahoo!, Inc.*	375,565
		48,166,912
	Materials - 5.0%
6,231	Air Products & Chemicals, Inc.	473,307
1,612	Airgas, Inc.	68,123
18,727	AK Steel Holding Corp.	380,907
2,058	Albemarle Corp.	73,512
129,201	Alcoa, Inc.	1,644,729
5,444	Allegheny Technologies, Inc.	222,387
28,641	Ashland, Inc.	1,157,383
2,859	Ball Corp.	145,209
4,657	Bemis Co., Inc.	130,675
199,624	Boise, Inc.*	1,030,060
5,795	Cabot Corp.	149,395
11,264	Celanese Corp., Series A	327,782
588	CF Industries Holdings, Inc.	54,602
3,392	Cliffs Natural Resources, Inc.	135,510
10,654	Commercial Metals Co.	146,386
5,968	Crown Holdings, Inc.*	142,098
2,921	Cytec Industries, Inc.	108,983
17,655	Domtar Corp.*	857,503
200,233	Dow Chemical Co. (The)	5,424,312
43,719	E.I. du Pont de Nemours & Co.	1,425,677
5,987	Eastman Chemical Co.	338,445
3,466	Ecolab, Inc.	152,157
1,412	FMC Corp.	71,927
15,134	Freeport-McMoRan Copper & Gold, Inc.	1,009,286
18,471	Graphic Packaging Holding Co.*	62,432
1,935	Greif, Inc., Class A	93,577
46,441	Huntsman Corp.	566,116
2,302	International Flavors & Fragrances, Inc.	91,551
83,032	International Paper Co.	1,902,263
54,457	Louisiana-Pacific Corp.*	387,189
3,248	Lubrizol Corp. (The)	239,345
817	Martin Marietta Materials, Inc.	64,690
17,558	MeadWestvaco Corp.	422,621
4,274	Monsanto Co.	324,311
2,499	Mosaic Co. (The)	133,721
7,697	Nalco Holding Co.	181,495
6,247	Newmont Mining Corp.	267,746
12,816	Nucor Corp.	522,893
4,678	Olin Corp.	77,187
8,282	Owens-Illinois, Inc.*	225,436
4,129	Packaging Corp. of America	91,003
5,044	Pactiv Corp.*	113,742
25,519	PolyOne Corp.*	190,117
7,137	PPG Industries, Inc.	418,799
5,184	Praxair, Inc.	390,459
3,666	Reliance Steel & Aluminum Co.	149,353
9,471	Rockwood Holdings, Inc.*	207,510
6,809	RPM International, Inc.	127,328
2,191	Scotts Miracle-Gro Co. (The), Class A	86,983
8,169	Sealed Air Corp.	162,073
1,805	Sigma-Aldrich Corp.	86,369
762	Silgan Holdings, Inc.	39,510
4,658	Sonoco Products Co.	129,306
8,479	Southern Copper Corp.	225,796
13,499	Steel Dynamics, Inc.	204,915
28,866	Temple-Inland, Inc.	501,402
1,745	Terra Industries, Inc.	55,142
19,081	United States Steel Corp.	847,769
4,246	Valspar Corp. (The)	112,434
3,668	Vulcan Materials Co.	162,089
1,331	Westlake Chemical Corp.	27,325
19,915	Weyerhaeuser Co.	794,609
7,267	Worthington Industries, Inc.	105,154
		26,462,115
	Telecommunication Services - 3.6%
3,512	American Tower Corp., Class A*	149,084
343,138	AT&T, Inc.	8,701,980
13,765	CenturyTel, Inc.	468,148
4,761	Crown Castle International Corp.*	175,871
26,858	Frontier Communications Corp.	204,389
1,651	Leap Wireless International, Inc.*	21,777
116,728	Level 3 Communications, Inc.*	162,252
4,143	MetroPCS Communications, Inc.*	23,325
1,848	Millicom International Cellular SA (Luxembourg)	131,799
6,466	NII Holdings, Inc.*	211,697
94,032	Qwest Communications International, Inc.	395,875
331,822	Sprint Nextel Corp.*	1,088,376
4,406	Telephone & Data Systems, Inc.	139,009
2,972	United States Cellular Corp.*	108,686
228,168	Verizon Communications, Inc.	6,712,703
15,983	Windstream Corp.	164,785
		18,859,756
	Utilities - 3.3%
60,622	AES Corp. (The)*	765,656
3,106	AGL Resources, Inc.	109,611
4,174	Allegheny Energy, Inc.	87,445
5,417	Alliant Energy Corp.	169,010
15,437	Ameren Corp.	394,415
15,398	American Electric Power Co., Inc.	533,541
6,028	American Water Works Co., Inc.	131,410
2,214	Aqua America, Inc.	36,730
5,463	Atmos Energy Corp.	150,888
2,458	Black Hills Corp.	63,859
9,970	Calpine Corp.*	109,172
22,004	CenterPoint Energy, Inc.	306,956
11,402	CMS Energy Corp.	172,968
9,085	Consolidated Edison, Inc.	397,378
18,135	Constellation Energy Group, Inc.	585,398
16,082	Dominion Resources, Inc.	602,432
2,650	DPL, Inc.	71,126
10,913	DTE Energy Co.	458,783
65,671	Duke Energy Corp.	1,085,542
99,760	Dynegy, Inc., Class A*	161,611
15,263	Edison International	508,563
1,648	Energen Corp.	72,430
5,967	Entergy Corp.	455,342
1,847	EQT Corp.	81,305
14,109	Exelon Corp.	643,653
11,951	FirstEnergy Corp.	521,303
11,302	FPL Group, Inc.	551,086
7,959	Great Plains Energy, Inc.	142,148
5,567	Hawaiian Electric Industries, Inc.	110,115
2,072	IDACORP, Inc.	64,957
5,571	Integrys Energy Group, Inc.	233,146
7,768	MDU Resources Group, Inc.	171,051
11,663	Mirant Corp.*	164,098

2,884	National Fuel Gas Co.	135,317
1,537	New Jersey Resources Corp.	56,085
2,329	Nicor, Inc.	94,371
28,513	NiSource, Inc.	406,310
6,808	Northeast Utilities	172,379
11,144	NRG Energy, Inc.*	268,682
2,779	NSTAR	95,431
10,824	NV Energy, Inc.	124,693
5,030	OGE Energy Corp.	182,187
7,397	ONEOK, Inc.	312,079
14,156	Pepco Holdings, Inc.	232,442
12,471	PG&E Corp.	526,775
2,438	Piedmont Natural Gas Co., Inc.	62,583
5,961	Pinnacle West Capital Corp.	213,523
8,374	PNM Resources, Inc.	97,390
5,181	Portland General Electric Co.	101,030
10,910	PPL Corp.	321,736
12,842	Progress Energy, Inc.	500,453
16,034	Public Service Enterprise Group, Inc.	490,480
3,846	Questar Corp.	159,532
62,851	RRi Energy, Inc.*	311,112
5,398	SCANA Corp.	192,223
8,312	Sempra Energy	421,834
17,742	Southern Co.	567,744
2,684	Southwest Gas Corp.	74,266
11,809	TECO Energy, Inc.	183,866
4,420	UGI Corp.	108,334
1,756	Unisource Energy Corp.	53,979
3,387	Vectren Corp.	78,849
4,664	Westar Energy, Inc.	99,483
2,110	WGL Holdings, Inc.	66,950
3,497	Wisconsin Energy Corp.	171,143
14,607	Xcel Energy, Inc.	303,533
		17,299,922
	Total Common Stocks and Other Equity Interests (Cost $551,406,617)	526,911,168

	Money Market Fund - 0.1%
667,847	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $667,847)	667,847

	Total Investments (Cost $552,074,464)(a)-100.1%	527,579,015
	Liabilities in excess of other assets-(0.1%)	(563,201)
	Net Assets-100.0%	$527,015,814

REIT       Real Estate Investment Trust

* Non-income producing security.

(-) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the nine months ended January 31, 2010.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	04/30/09	at Cost	from Sales	Appreciation	Gain	1/31/2010	Income
Invesco Ltd.	$4,330,859	$1,078,197	$(1,118,185)	$1,118,574	$243,332	$5,652,777	$88,671

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $561,300,897. The net unrealized depreciation was $33,721,882 which consisted of aggregate gross unrealized appreciation of $63,590,959 and aggregate gross unrealized depreciation of $97,312,841.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 24.7%
43,574	1-800-FLOWERS.COM, Inc., Class A*	$90,198
18,247	4Kids Entertainment, Inc.*	26,823
8,010	99 Cents Only Stores*	104,450
37,989	A.C. Moore Arts & Crafts, Inc.*	106,369
6,434	Aaron’s, Inc.	179,251
4,518	Aeropostale, Inc.*	148,597
51,794	AH Belo Corp., Class A*	316,461
33,987	American Greetings Corp., Class A	628,080
2,072	America’s Car-Mart, Inc.*	48,754
4,722	Ameristar Casinos, Inc.	69,933
3,017	Arbitron, Inc.	76,360
13,134	Arctic Cat, Inc.*	110,063
17,726	Audiovox Corp., Class A*	117,878
4,071	Bally Technologies, Inc.*	161,497
77,049	Bassett Furniture Industries, Inc.*	333,622
5,799	Bebe Stores, Inc.	35,838
3,389	Benihana, Inc.*	15,928
10,052	Benihana, Inc., Class A*	44,329
9,346	Big 5 Sporting Goods Corp.	136,545
2,302	BJ’s Restaurants, Inc.*	48,664
46,851	Bluegreen Corp.*	114,316
3,691	Blyth, Inc.	103,680
6,697	Bob Evans Farms, Inc.	186,913
57,506	Bon-Ton Stores, Inc. (The)	503,178
12,647	Books-A-Million, Inc.	80,561
3,427	Brink’s Home Security Holdings, Inc.*	140,507
25,442	Brookfield Homes Corp.*	184,709
35,764	Brown Shoe Co., Inc.	438,109
1,616	Buckle, Inc. (The)	49,029
655	Buffalo Wild Wings, Inc.*	30,661
11,862	Build-A-Bear Workshop, Inc.*	56,582
14,053	Cache, Inc.*	59,023
4,598	California Pizza Kitchen, Inc.*	63,452
13,697	Callaway Golf Co.	102,180
336	Capella Education Co.*	24,656
18,232	Carmike Cinemas, Inc.*	131,817
9,563	Carriage Services, Inc.*	36,818
9,064	Carrols Restaurant Group, Inc.*	57,194
3,138	Carter’s, Inc.*	81,149
135,337	Casual Male Retail Group, Inc.*	378,944
4,559	Cato Corp. (The), Class A	93,232
3,806	CEC Entertainment, Inc.*	126,321
14,895	Cheesecake Factory, Inc. (The)*	314,880
2,238	Cherokee, Inc.	35,920
6,373	Children’s Place Retail Stores, Inc. (The)*	202,661
1,525	Chipotle Mexican Grill, Inc., Class A*	147,102
2,379	Choice Hotels International, Inc.	75,509
11,597	Christopher & Banks Corp.	77,120
498	Churchill Downs, Inc.	18,077
1,799	Citi Trends, Inc.*	56,003
13,550	CKE Restaurants, Inc.	113,278
6,194	CKX, Inc.*	25,148
2,556	Coinstar, Inc.*	66,021
31,667	Coldwater Creek, Inc.*	141,235
1,336	Columbia Sportswear Co.	55,284
4,105	Conn’s, Inc.*	23,070
5,100	Corinthian Colleges, Inc.*	71,400
94,242	Cost Plus, Inc.*	113,090
3,616	CPI Corp.	48,671
6,283	Cracker Barrel Old Country Store, Inc.	232,220
49,056	CROCS, Inc.*	360,562
2,459	CSS Industries, Inc.	42,614
9,632	CTC Media, Inc.*	130,032
19,544	Cumulus Media, Inc., Class A*	47,883
1,090	Deckers Outdoor Corp.*	107,005
34,085	Denny’s Corp.*	82,486
5,218	Destination Maternity Corp.*	126,954
1,906	DeVry, Inc.	116,380
7,843	DineEquity, Inc.*	178,350
9,833	Dover Downs Gaming & Entertainment, Inc.	34,416
6,315	DreamWorks Animation SKG, Inc., Class A*	245,906
38,214	Dress Barn, Inc.*	899,558
6,937	Drew Industries, Inc.*	129,028
17,558	drugstore.com, Inc.*	49,865
11,231	DSW, Inc., Class A*	270,667
2,093	Einstein Noah Restaurant Group, Inc.*	24,635
186,830	Entravision Communications Corp., Class A*	554,885
12,315	Ethan Allen Interiors, Inc.	178,444
20,660	Finish Line, Inc. (The), Class A	229,119
2,251	Fisher Communications, Inc.*	28,948
5,344	Fossil, Inc.*	174,482
8,935	Fred’s, Inc., Class A	89,618
5,214	Gaiam, Inc., Class A*	33,630
19,677	Gaylord Entertainment Co.*	378,585
9,016	Genesco, Inc.*	212,597
16,296	Gentex Corp.	312,394
8,988	G-III Apparel Group Ltd.*	156,481
2,133	Global Sources Ltd. (Bermuda)*	13,353
12,294	Golfsmith International Holdings, Inc.*	28,276
161,371	Gray Television, Inc.*	319,515
21,234	Great Wolf Resorts, Inc.*	49,051
3,114	Guess?, Inc.	123,657
2,652	Gymboree Corp.*	103,455
13,884	Harte-Hanks, Inc.	146,615
12,434	Hastings Entertainment, Inc.*	51,725
5,954	Haverty Furniture Cos., Inc.*	73,413
6,285	Helen of Troy Ltd.*	148,137
3,103	hhgregg, Inc.*	66,094
2,818	Hibbett Sports, Inc.*	59,798
5,175	Hillenbrand, Inc.	94,961
4,077	Hooker Furniture Corp.	51,819
7,407	Hot Topic, Inc.*	42,590
7,377	Iconix Brand Group, Inc.*	93,098
7,434	International Speedway Corp., Class A	191,128
19,690	Interval Leisure Group, Inc.*	250,457
19,065	Isle of Capri Casinos, Inc.*	153,473
847	ITT Educational Services, Inc.*	82,049
5,208	J.Crew Group, Inc.*	204,206
6,920	Jackson Hewitt Tax Service, Inc.*	18,961
7,587	JAKKS Pacific, Inc.*	83,457

8,233	Jo-Ann Stores, Inc.*	$288,320
4,142	John Wiley & Sons, Inc., Class A	172,929
2,356	Jos. A. Bank Clothiers, Inc.*	98,740
92,559	Journal Communications, Inc., Class A	325,808
7,159	Kenneth Cole Productions, Inc., Class A	73,308
37,402	Kid Brands, Inc.*	186,636
6,019	Kirkland’s, Inc.*	93,054
5,545	Knology, Inc.*	60,551
28,755	Krispy Kreme Doughnuts, Inc.*	81,089
5,712	K-Swiss, Inc., Class A*	51,865
11,490	Landry’s Restaurants, Inc.	238,303
121,993	La-Z-Boy, Inc.*	1,238,229
28,033	Leapfrog Enterprises, Inc.*	92,789
257,340	Lee Enterprises, Inc.*	1,091,122
5,181	Life Time Fitness, Inc.*	124,085
13,240	Lifetime Brands, Inc.*	105,523
141,336	Lin TV Corp., Class A*	674,173
1,764	Lincoln Educational Services Corp.*	36,550
67,117	Lithia Motors, Inc., Class A	523,513
7,539	LKQ Corp.*	141,356
51,392	LodgeNet Interactive Corp.*	281,114
23,299	Lodgian, Inc.*	57,316
6,295	Luby’s, Inc.*	21,592
1,972	Lululemon Athletica, Inc.*	55,689
2,037	Lumber Liquidators Holdings, Inc.*	48,236
17,304	M/I Homes, Inc.*	178,577
1,995	Maidenform Brands, Inc.*	29,825
5,648	Marcus Corp.	63,145
2,673	Marine Products Corp.	13,525
56,110	MarineMax, Inc.*	506,673
8,975	Martha Stewart Living Omnimedia, Inc., Class A*	39,759
2,126	Matthews International Corp., Class A	71,965
12,816	McCormick & Schmick’s Seafood Restaurants, Inc.*	105,988
56,757	Media General, Inc., Class A	462,570
20,751	Mediacom Communications Corp., Class A*	86,324
13,786	Men’s Wearhouse, Inc. (The)	277,788
16,297	Meritage Homes Corp.*	364,890
144,627	Modine Manufacturing Co.	1,375,403
2,528	Monarch Casino & Resort, Inc.*	18,075
1,545	Monro Muffler Brake, Inc.	52,870
15,460	Morgans Hotel Group Co.*	61,995
609	Morningstar, Inc.*	28,781
10,305	Morton’s Restaurant Group, Inc.*	39,468
9,245	Movado Group, Inc.	101,048
34,010	MTR Gaming Group, Inc.*	60,198
18,096	Multimedia Games, Inc.*	89,213
510	National Presto Industries, Inc.	58,405
67,445	Nautilus, Inc.*	169,287
2,958	Netflix, Inc.*	184,135
15,502	New Frontier Media, Inc.*	32,709
15,736	New York & Co., Inc.*	56,650
27,802	Nexstar Broadcasting Group, Inc., Class A*	127,333
3,222	NutriSystem, Inc.	65,600
29,510	O’Charley’s, Inc.*	218,374
20,084	Orbitz Worldwide, Inc.*	123,316
28,812	Orient-Express Hotels Ltd., Class A*	281,205
7,988	Orleans Homebuilders, Inc.*	11,662
2,321	Overstock.com, Inc.*	27,527
17,831	Oxford Industries, Inc.	318,105
3,783	P.F. Chang’s China Bistro, Inc.*	146,024
88,785	Pacific Sunwear of California, Inc.*	312,523
15,340	Palm Harbor Homes, Inc.*	31,447
1,975	Panera Bread Co., Class A*	141,054
2,484	Papa John’s International, Inc.*	58,622
1,037	Peet’s Coffee & Tea, Inc.*	33,910
39,273	Pep Boys - Manny, Moe & Jack (The)	327,930
8,719	Perry Ellis International, Inc.*	139,766
9,268	Phillips-Van Heusen Corp.	364,140
605,693	Pier 1 Imports, Inc.*	3,089,034
16,878	Pinnacle Entertainment, Inc.*	137,724
20,035	Playboy Enterprises, Inc., Class B*	65,314
8,075	Polaris Industries, Inc.	356,996
7,896	Pool Corp.	144,971
769	Pre-Paid Legal Services, Inc.*	30,660
1,301	Priceline.com, Inc.*	254,150
145,729	Radio One, Inc., Class D*	467,790
17,185	RC2 Corp.*	246,948
9,211	Red Lion Hotels Corp.*	54,621
2,949	Red Robin Gourmet Burgers, Inc.*	54,350
59,797	Retail Ventures, Inc.*	495,119
4,831	Rex Stores Corp.*	72,948
20,622	RHI Entertainment, Inc.*	7,869
111,409	Ruby Tuesday, Inc.*	769,836
19,611	Ruth’s Hospitality Group, Inc.*	54,715
7,110	Saga Communications, Inc., Class A*	93,141
56,298	Salem Communications Corp., Class A*	301,194
15,267	Sally Beauty Holdings, Inc.*	127,327
9,071	Scientific Games Corp., Class A*	127,720
57,177	Sealy Corp.*	170,387
196,183	Select Comfort Corp.*	1,269,304
5,451	Shoe Carnival, Inc.*	99,590
8,089	Shuffle Master, Inc.*	71,911
1,367	Shutterfly, Inc.*	21,626
50,348	Sinclair Broadcast Group, Inc., Class A*	254,257
17,077	Skechers U.S.A., Inc., Class A*	479,181
2,152	Skyline Corp.	39,403
7,892	Sonic Corp.*	66,530
14,896	Sotheby’s	346,183
345,080	Spanish Broadcasting System, Inc., Class A*	286,416
11,315	Spartan Motors, Inc.	67,890
3,450	Speedway Motorsports, Inc.	57,339
12,934	Stage Stores, Inc.	167,107
26,910	Standard Motor Products, Inc.*	210,974
3,003	Stanley Furniture Co., Inc.*	29,279
390	Steak N Shake Co. (The)*	125,284
58,752	Stein Mart, Inc.*	464,141
1,569	Steiner Leisure Ltd.*	62,509
5,896	Steinway Musical Instruments, Inc.*	96,105
2,609	Steven Madden Ltd.*	104,725
26,796	Stewart Enterprises, Inc., Class A	135,856
16,461	Stoneridge, Inc.*	114,898
259	Strayer Education, Inc.	53,815
8,089	Superior Industries International, Inc.	118,989
2,680	Syms Corp.*	20,958
4,122	Systemax, Inc.*	72,259
22,470	Talbots, Inc. (The)*	253,012
10,965	Tempur-Pedic International, Inc.*	272,919
5,870	Texas Roadhouse, Inc.*	68,268
9,601	Timberland Co. (The), Class A*	165,137
7,167	Town Sports International Holdings, Inc.*	16,914
101,712	Trans World Entertainment Corp.*	132,226
59,543	Tuesday Morning Corp.*	260,203

11,098	Tupperware Brands Corp.	$471,221
5,099	Ulta Salon Cosmetics & Fragrance, Inc.*	98,921
2,983	Under Armour, Inc., Class A*	75,768
109,022	Unifi, Inc.*	364,133
3,329	UniFirst Corp.	167,249
1,575	Universal Electronics, Inc.*	37,438
2,214	Universal Technical Institute, Inc.*	40,671
6,758	Urban Outfitters, Inc.*	213,350
6,908	Vail Resorts, Inc.*	232,800
81,123	Valassis Communications, Inc.*	1,697,904
113,334	ValueVision Media, Inc., Class A*	466,936
2,660	Volcom, Inc.*	41,948
6,935	Warnaco Group, Inc. (The)*	268,523
3,113	Weight Watchers International, Inc.	89,841
19,759	Wendy’s/Arby’s Group, Inc., Class A	91,089
8,108	West Marine, Inc.*	68,026
15,122	Wet Seal, Inc. (The), Class A*	50,659
1,157	Weyco Group, Inc.	26,102
14,908	Winnebago Industries, Inc.*	178,151
5,070	WMS Industries, Inc.*	187,996
6,213	Wolverine World Wide, Inc.	164,334
8,453	World Wrestling Entertainment, Inc., Class A	135,248
2,750	Zumiez, Inc.*	35,008
		47,055,204
	Consumer Staples - 2.7%
25,664	Alliance One International, Inc.*	130,630
6,477	Andersons, Inc. (The)	174,749
329	Arden Group, Inc., Class A	33,469
33,127	B&G Foods, Inc., Class A	297,480
1,195	Boston Beer Co., Inc., Class A*	54,791
1,881	Cal-Maine Foods, Inc.	61,415
21,171	Central European Distribution Corp.*	678,531
5,078	Central Garden & Pet Co.*	48,444
11,839	Central Garden & Pet Co., Class A*	104,065
311	Chattem, Inc.*	29,066
1,554	Coca-Cola Bottling Co. Consolidated	78,430
9,850	Darling International, Inc.*	76,731
1,583	Diamond Foods, Inc.	56,861
15,708	Elizabeth Arden, Inc.*	243,788
810	Farmer Bros. Co.	13,924
6,300	Flowers Foods, Inc.	153,027
1,386	Green Mountain Coffee Roasters, Inc.*	117,561
7,072	Hain Celestial Group, Inc. (The)*	113,081
1,635	Hansen Natural Corp.*	62,866
9,808	Herbalife Ltd. (Cayman Islands)	381,041
8,863	Imperial Sugar Co.	145,265
5,489	Ingles Markets, Inc., Class A	77,724
2,171	Inter Parfums, Inc.	28,896
1,226	J & J Snack Foods Corp.	51,259
2,273	Lancaster Colony Corp.	123,992
2,932	Lance, Inc.	65,208
6,228	Mannatech, Inc.	18,871
30,033	MGP Ingredients, Inc.*	197,317
1,758	National Beverage Corp.*	20,270
344,401	New Dragon Asia Corp.*	41,328
7,500	Nu Skin Enterprises, Inc., Class A	174,300
6,680	Prestige Brands Holdings, Inc.*	51,904
3,110	PriceSmart, Inc.	62,231
38,274	Reddy Ice Holdings, Inc.*	191,370
1,870	Sanderson Farms, Inc.	87,423
6,184	Spartan Stores, Inc.	83,731
5,780	Susser Holdings Corp.*	50,980
800	Synutra International, Inc.*	10,752
2,662	Tootsie Roll Industries, Inc.	69,292
3,729	TreeHouse Foods, Inc.*	144,461
10,753	United Natural Foods, Inc.*	291,514
1,179	USANA Health Sciences, Inc.*	33,507
4,457	Vector Group Ltd.	62,353
1,606	Village Super Market, Inc., Class A	41,756
1,711	WD-40 Co.	52,647
2,229	Weis Markets, Inc.	79,152
		5,167,453
	Energy - 6.3%
2,865	Adams Resources & Energy, Inc.	60,165
39,761	Allis-Chalmers Energy, Inc.*	145,128
2,487	Approach Resources, Inc.*	19,921
1,275	Arena Resources, Inc.*	48,883
14,567	Atlas Energy, Inc.	440,652
23,832	ATP Oil & Gas Corp.*	344,849
6,650	Atwood Oceanics, Inc.*	222,908
13,998	Basic Energy Services, Inc.*	131,441
11,927	Berry Petroleum Co., Class A	322,983
2,502	Bill Barrett Corp.*	77,562
60,745	Brigham Exploration Co.*	792,115
6,878	Bristow Group, Inc.*	245,545
5,199	Bronco Drilling Co., Inc.*	26,099
7,017	Cabot Oil & Gas Corp.	268,541
14,907	Cal Dive International, Inc.*	104,945
43,694	Callon Petroleum Co.*	100,059
1,056	CARBO Ceramics, Inc.	69,611
3,407	Carrizo Oil & Gas, Inc.*	81,768
984	Clayton Williams Energy, Inc.*	32,295
4,488	Comstock Resources, Inc.*	174,987
4,369	Concho Resources, Inc.*	196,037
716	Contango Oil & Gas Co.*	34,905
9,658	Copano Energy LLC	219,430
704	Core Laboratories NV (Netherlands)	82,333
45,895	Crosstex Energy, Inc.	355,686
2,527	Dawson Geophysical Co.*	54,811
40,568	Delta Petroleum Corp.*	51,521
5,041	DHT Maritime, Inc.	19,005
7,040	Dresser-Rand Group, Inc.*	208,243
2,638	Dril-Quip, Inc.*	138,469
5,811	Encore Acquisition Co.*	276,720
11,278	EXCO Resources, Inc.*	197,816
10,821	Geomet, Inc.*	11,795
30,205	Global Industries Ltd.*	210,529
1,206	Goodrich Petroleum Corp.*	25,121
3,385	Gulf Island Fabrication, Inc.	59,102
3,675	Gulfmark Offshore, Inc.*	90,221
9,690	Gulfport Energy Corp.*	100,195
13,453	Harvest Natural Resources, Inc.*	60,404
5,524	Hornbeck Offshore Services, Inc.*	118,821
50,452	International Coal Group, Inc.*	180,114
68,978	ION Geophysical Corp.*	327,645
2,679	James River Coal Co.*	41,926
6,216	Knightsbridge Tankers Ltd. (Bermuda)	89,572
1,643	Lufkin Industries, Inc.	104,133
5,678	Matrix Service Co.*	57,291
22,770	McMoRan Exploration Co.*	346,332
300,580	Meridian Resource Corp.*	84,162
20,324	Newpark Resources, Inc.*	81,093

5,123	Nordic American Tanker Shipping Ltd. (Bermuda)	$151,999
1,772	NuStar GP Holdings LLC	48,996
4,951	Oceaneering International, Inc.*	270,820
32,669	Oilsands Quest, Inc.*	27,115
75,879	Pacific Ethanol, Inc.*	157,069
61,521	Parker Drilling Co.*	295,916
9,869	Patriot Coal Corp.*	152,871
8,167	Penn Virginia Corp.	198,213
5,956	Petroleum Development Corp.*	124,838
19,514	PetroQuest Energy, Inc.*	106,156
6,521	PHI, Inc.*	126,899
6,927	Quicksilver Resources, Inc.*	92,060
23,921	Rosetta Resources, Inc.*	491,816
5,823	RPC, Inc.	71,914
10,021	St. Mary Land & Exploration Co.	321,073
10,461	StealthGas, Inc. (Greece)	52,410
5,825	Superior Well Services, Inc.*	92,210
23,687	Swift Energy Co.*	593,596
2,288	T-3 Energy Services, Inc.*	51,594
4,556	Teekay Tankers Ltd., Class A (Marshall Islands)	39,227
30,411	TETRA Technologies, Inc.*	318,099
22,436	Top Ships, Inc. (Greece)*	24,680
4,787	Trico Marine Services, Inc.*	16,754
5,328	Tsakos Energy Navigation Ltd. (Bermuda)	85,941
4,282	Ultra Petroleum Corp.*	196,715
4,762	Union Drilling, Inc.*	34,620
5,051	VAALCO Energy, Inc.*	21,366
8,103	Venoco, Inc.*	93,428
47,330	Warren Resources, Inc.*	109,332
7,387	Willbros Group, Inc.*	112,947
		12,014,563
	Financials - 20.2%
2,401	1st Source Corp.	36,615
4,562	Acadia Realty Trust REIT	72,673
86,260	Advance America Cash Advance Centers, Inc.	416,636
15,123	Affirmative Insurance Holdings, Inc.	65,634
2,176	Agree Realty Corp. REIT	42,628
68	Alexander’s, Inc. REIT*	19,876
3,245	Altisource Portfolio Solutions SA (Luxembourg)*	74,473
262,909	AMBAC Financial Group, Inc.	181,407
31,177	AMCORE Financial, Inc.*	27,124
3,415	American Campus Communities, Inc. REIT	87,629
24,636	American Equity Investment Life Holding Co.	180,828
843	American Physicians Capital, Inc.	23,402
2,889	American Safety Insurance Holdings Ltd. (Bermuda)*	39,724
57,578	AmericanWest Bancorp*	38,001
2,464	AMERISAFE, Inc.*	42,627
2,875	AmTrust Financial Services, Inc.	34,414
81,373	Anchor Bancorp Wisconsin, Inc.*	101,716
10,232	Anworth Mortgage Asset Corp. REIT	70,601
102,276	Arbor Realty Trust, Inc. REIT*	204,552
3,078	Argo Group International Holdings Ltd. (Bermuda)*	82,306
1,101	Arrow Financial Corp.	28,604
91,121	Ashford Hospitality Trust, Inc. REIT*	480,208
15,282	Asset Acceptance Capital Corp.*	88,941
4,138	Associated Estates Realty Corp. REIT	48,870
39,405	Assured Guaranty Ltd. (Bermuda)	892,917
16,590	Asta Funding, Inc.	103,522
3,850	Avatar Holdings, Inc.*	65,219
354	BancFirst Corp.	14,266
11,334	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)*	160,489
4,222	BancTrust Financial Group, Inc.	16,466
3,010	Bank Mutual Corp.	20,107
10,675	Bank of Granite Corp.*	17,827
255,591	BankAtlantic Bancorp, Inc., Class A	375,719
3,052	BankFinancial Corp.	29,147
15,331	Banner Corp.	45,380
1,836	Beneficial Mutual Bancorp, Inc.*	16,542
1,953	Berkshire Hills Bancorp, Inc.	32,322
32,433	BGC Partners, Inc., Class A	132,002
16,803	BioMed Realty Trust, Inc. REIT	244,820
12,911	Boston Private Financial Holdings, Inc.	92,572
8,744	Brookline Bancorp, Inc.	87,527
9,010	Brown & Brown, Inc.	158,576
6,940	BRT Realty Trust REIT	30,814
16,566	Calamos Asset Management, Inc., Class A	214,530
2,639	Capital City Bank Group, Inc.	31,615
492	Capital Southwest Corp.	40,073
45,034	Capital Trust, Inc., Class A REIT*	60,796
8,014	Capitol Bancorp Ltd.	18,432
970	Capitol Federal Financial	31,641
23,764	CapLease, Inc. REIT	109,077
8,160	Capstead Mortgage Corp. REIT	108,365
9,117	Cardtronics, Inc.*	99,284
3,405	Cash America International, Inc.	127,994
16,460	Cathay General Bancorp	157,687
12,723	Cedar Shopping Centers, Inc. REIT	88,807
19,307	Central Pacific Financial Corp.*	31,277
3,727	Chemical Financial Corp.	78,975
634,717	Citizens Republic Bancorp, Inc.*	482,385
3,780	Citizens, Inc.*	24,381
26,983	City Bank*	51,538
1,957	City Holding Co.	61,509
2,267	CNA Surety Corp.*	31,738
8,283	CoBiz Financial, Inc.	44,231
1,279	Cohen & Steers, Inc.	26,015
7,663	Columbia Banking System, Inc.	145,520
4,223	Community Bank System, Inc.	88,303
1,904	Community Trust Bancorp, Inc.	48,228
6,539	Compass Diversified Holdings	76,637
4,639	Corporate Office Properties Trust REIT	165,566
13,309	Cowen Group, Inc., Class A*	65,880
7,563	Crawford & Co., Class B*	26,244
840	Credit Acceptance Corp.*	44,705
3,087	Cullen/Frost Bankers, Inc.	158,425
15,712	CVB Financial Corp.	150,521
16,529	Delphi Financial Group, Inc., Class A	334,712
55,148	DiamondRock Hospitality Co. REIT*	448,905
2,901	Digital Realty Trust, Inc. REIT	139,248
5,087	Dime Community Bancshares	61,502
8,372	Dollar Financial Corp.*	188,789
2,375	Donegal Group, Inc., Class A	35,031
28,805	East West Bancorp, Inc.	473,266
3,092	EastGroup Properties, Inc. REIT	118,300
8,651	Eaton Vance Corp.	249,235
21,028	Education Realty Trust, Inc. REIT	111,028

500	EMC Insurance Group, Inc.	$10,340
7,030	Employers Holdings, Inc.	93,007
7,503	Encore Capital Group, Inc.*	118,322
1,019	Enstar Group Ltd. (Bermuda)*	66,123
11,514	Entertainment Properties Trust REIT	401,954
1,492	Equity Lifestyle Properties, Inc. REIT	72,093
2,862	Essex Property Trust, Inc. REIT	228,073
2,859	Evercore Partners, Inc., Class A	85,398
12,191	Extra Space Storage, Inc. REIT	138,368
4,551	EZCORP, Inc., Class A*	82,646
26,820	F.N.B. Corp.	190,154
1,999	Farmers Capital Bank Corp.	17,711
19,157	FBL Financial Group, Inc., Class A	343,677
15,664	FBR Capital Markets Corp.*	95,707
8,025	Federal Agricultural Mortgage Corp., Class C	60,669
170,660	FelCor Lodging Trust, Inc. REIT*	645,095
2,713	Financial Federal Corp.	73,956
5,493	Financial Institutions, Inc.	69,212
4,577	First Acceptance Corp.*	8,788
33,001	First BanCorp.	75,242
8,384	First Busey Corp.	29,763
2,676	First Cash Financial Services, Inc.*	61,093
1,103	First Citizens BancShares, Inc., Class A	184,984
12,612	First Commonwealth Financial Corp.	73,906
4,240	First Community Bancshares, Inc.	49,438
5,264	First Financial Bancorp	86,330
1,399	First Financial Bankshares, Inc.	74,217
508	First Financial Corp.	14,021
8,582	First Financial Holdings, Inc.	101,182
3,702	First Financial Northwest, Inc.	22,915
64,291	First Marblehead Corp. (The)*	137,583
4,925	First Merchants Corp.	33,293
2,099	First Mercury Financial Corp.	27,518
22,232	First Midwest Bancorp, Inc.	292,795
9,936	First Niagara Financial Group, Inc.	136,421
17,438	First Place Financial Corp.	54,581
6,387	First Potomac Realty Trust REIT	86,863
30,272	First Regional Bancorp*	34,389
34,743	First State Bancorp*	22,930
760,384	Flagstar Bancorp, Inc.*	479,042
8,500	Flushing Financial Corp.	104,125
46,049	Forest City Enterprises, Inc., Class A*	520,814
6,942	Forestar Group, Inc.*	128,913
1,031	FPIC Insurance Group, Inc.*	39,126
12,922	Franklin Street Properties Corp. REIT	162,300
2,809	Frontier Financial Corp.*	11,966
1,836	GAMCO Investors, Inc., Class A	75,405
2,735	Getty Realty Corp. REIT	58,994
17,323	GFI Group, Inc.	84,363
2,949	Glacier Bancorp, Inc.	42,289
118,698	Glimcher Realty Trust REIT	382,208
4,679	Greene Bankshares, Inc.	26,436
654	Greenhill & Co., Inc.	50,881
3,839	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	92,712
127,203	Grubb & Ellis Co.*	185,716
17,029	Guaranty Bancorp*	24,692
3,599	Hallmark Financial Services, Inc.*	28,252
3,779	Hancock Holding Co.	154,712
42,153	Hanmi Financial Corp.*	83,884
3,334	Harleysville Group, Inc.	107,688
7,975	Harleysville National Corp.	50,960
4,043	Hatteras Financial Corp. REIT	110,738
3,355	Heartland Financial USA, Inc.	46,802
22,993	Hersha Hospitality Trust REIT	83,695
14,936	HFF, Inc., Class A*	92,304
4,264	Hilltop Holdings, Inc.*	48,268
1,103	Home BancShares, Inc.	27,112
5,726	Home Properties, Inc. REIT	253,834
12,984	Horace Mann Educators Corp.	155,678
2,030	IBERIABANK Corp.	108,483
3,874	Independence Holding Co.	31,496
3,429	Independent Bank Corp./MA	79,896
29,650	Independent Bank Corp./MI	21,645
2,463	Infinity Property & Casualty Corp.	97,683
15,735	Inland Real Estate Corp. REIT	132,803
44,676	Integra Bank Corp.	31,720
2,587	IntercontinentalExchange, Inc.*	247,007
13,152	International Assets Holding Corp.*	195,833
10,763	International Bancshares Corp.	224,301
6,987	Intervest Bancshares Corp., Class A*	27,948
5,977	Investment Technology Group, Inc.*	122,528
5,751	Investors Bancorp, Inc.*	68,034
7,372	Investors Real Estate Trust REIT	64,358
8,230	Jefferies Group, Inc.*	210,194
1,055	Kansas City Life Insurance Co.	28,485
2,096	KBW, Inc.*	55,670
1,044	Kearny Financial Corp.	10,127
8,051	Kilroy Realty Corp. REIT	232,593
20,061	Kite Realty Group Trust REIT	76,031
9,227	Knight Capital Group, Inc., Class A*	144,310
9,528	LaBranche & Co., Inc.*	42,304
4,676	Lakeland Bancorp, Inc.	32,171
1,403	Lakeland Financial Corp.	26,026
29,765	LaSalle Hotel Properties REIT	599,765
6,937	Lazard Ltd., Class A (Bermuda)	267,352
57,890	Lexington Realty Trust REIT	344,445
3,009	LTC Properties, Inc. REIT	76,368
12,763	Macatawa Bank Corp.	23,739
62,755	Maguire Properties, Inc. REIT*	102,918
9,473	Maiden Holdings Ltd. (Bermuda)	64,322
6,217	MainSource Financial Group, Inc.	34,256
6,456	Marlin Business Services Corp.*	63,398
1,348	Maui Land & Pineapple Co., Inc.*	4,192
9,530	Max Capital Group Ltd. (Bermuda)	214,616
10,695	MB Financial, Inc.	216,895
168,374	MCG Capital Corp.*	772,837
7,194	Meadowbrook Insurance Group, Inc.	48,559
4,181	Medallion Financial Corp.	33,573
23,223	Medical Properties Trust, Inc. REIT	232,462
24,512	MFA Financial, Inc. REIT	180,408
3,496	Mid-America Apartment Communities, Inc. REIT	164,032
19,808	Midwest Banc Holdings, Inc.*	7,527
6,909	Mission West Properties, Inc. REIT	48,708
4,323	Monmouth Real Estate Investment Corp., Class A REIT	32,336
14,623	Nara Bancorp, Inc.*	133,654
757	NASB Financial, Inc.	16,275
43,706	National Financial Partners Corp.*	369,316
3,727	National Health Investors, Inc. REIT	126,793
546	National Interstate Corp.	9,828
10,309	National Penn Bancshares, Inc.	61,854

10,735	National Retail Properties, Inc. REIT	$216,847
1,147	Navigators Group, Inc. (The)*	48,942
3,932	NBT Bancorp, Inc.	82,022
13,817	Nelnet, Inc., Class A	230,606
10,190	NewAlliance Bancshares, Inc.	118,612
468,758	Newcastle Investment Corp. REIT*	885,953
25,623	NewStar Financial, Inc.*	111,460
2,878	Northfield Bancorp, Inc.	38,105
40,466	NorthStar Realty Finance Corp. REIT	183,716
9,494	Northwest Bancshares, Inc.	111,175
1,780	NYMAGIC, Inc.	27,946
2,076	OceanFirst Financial Corp.	21,507
13,562	Ocwen Financial Corp.*	124,228
9,312	Old National Bancorp	112,116
4,443	Old Second Bancorp, Inc.	26,303
6,274	OMEGA Healthcare Investors, Inc. REIT	117,387
9,507	One Liberty Properties, Inc. REIT	86,133
3,846	optionsXpress Holdings, Inc.	55,190
24,865	Oriental Financial Group, Inc.	282,964
988	Oritani Financial Corp.	12,953
18,780	Pacific Capital Bancorp	22,536
5,090	PacWest Bancorp	105,618
2,453	Park National Corp.	134,424
8,312	Parkway Properties, Inc. REIT	173,139
51,433	Pennsylvania Real Estate Investment Trust REIT	460,840
5,618	Penson Worldwide, Inc.*	47,304
3,160	Peoples Bancorp, Inc.	41,017
1,750	Pico Holdings, Inc.*	54,932
3,575	Pinnacle Financial Partners, Inc.*	54,054
5,124	Piper Jaffray Cos.*	248,924
7,805	PMA Capital Corp., Class A*	46,986
1,877	Portfolio Recovery Associates, Inc.*	85,554
16,558	Post Properties, Inc. REIT	295,560
8,525	Presidential Life Corp.	76,981
7,538	PrivateBancorp, Inc., Class A	102,517
3,091	ProAssurance Corp.*	156,899
3,058	Prosperity Bancshares, Inc.	123,299
10,408	Provident Financial Services, Inc.	118,651
4,735	Provident New York Bancorp	38,590
2,084	PS Business Parks, Inc. REIT	99,782
152,519	RAIT Financial Trust REIT	192,174
16,838	Ramco-Gershenson Properties Trust REIT*	160,298
4,108	Renasant Corp.	58,950
2,069	Republic Bancorp, Inc., Class A	34,366
24,404	Resource Capital Corp. REIT	128,853
2,036	Rewards Network, Inc.*	26,264
1,031	Riskmetrics Group, Inc.*	17,568
2,043	RLI Corp.	105,133
4,002	Royal Bancshares of Pennsylvania, Inc., Class A*	9,485
3,066	S&T Bancorp, Inc.	53,716
1,085	S.Y. Bancorp, Inc.	22,991
2,362	Safety Insurance Group, Inc.	82,670
4,070	Sanders Morris Harris Group, Inc.	19,251
2,436	Sandy Spring Bancorp, Inc.	29,208
2,295	Santander BanCorp*	28,114
1,147	Saul Centers, Inc. REIT	40,879
1,716	SCBT Financial Corp.	51,480
4,094	SeaBright Insurance Holdings, Inc.*	41,677
16,513	Seacoast Banking Corp. of Florida	25,430
9,402	Selective Insurance Group, Inc.	145,449
3,011	Signature Bank*	104,120
1,613	Simmons First National Corp., Class A	43,293
250,303	South Financial Group, Inc. (The)	116,416
3,219	Southwest Bancorp, Inc.	24,110
4,874	Sovran Self Storage, Inc. REIT	165,229
5,987	St. Joe Co. (The)*	155,662
3,014	State Auto Financial Corp.	47,350
2,912	StellarOne Corp.	30,460
3,846	Sterling Bancorp	28,653
12,649	Sterling Bancshares, Inc.	64,636
67,002	Sterling Financial Corp.*	50,385
7,483	Stewart Information Services Corp.	76,776
1,918	Stifel Financial Corp.*	100,311
146,530	Strategic Hotels & Resorts, Inc. REIT*	337,019
950	Suffolk Bancorp	25,612
7,552	Sun Bancorp, Inc.*	28,773
5,732	Sun Communities, Inc. REIT	103,807
107,709	Sunstone Hotel Investors, Inc. REIT*	925,220
13,550	Superior Bancorp*	45,392
8,838	SVB Financial Group*	383,481
4,177	SWS Group, Inc.	50,124
2,881	Tanger Factory Outlet Centers, Inc. REIT	110,342
4,358	Taubman Centers, Inc. REIT	137,974
2,714	Taylor Capital Group, Inc.*	24,725
5,567	Texas Capital Bancshares, Inc.*	93,804
4,573	TFS Financial Corp.	58,809
11,990	Thomas Weisel Partners Group, Inc.*	51,197
21,907	TierOne Corp.*	21,797
647	Tompkins Financial Corp.	25,362
1,694	Tower Group, Inc.	37,437
2,187	TradeStation Group, Inc.*	15,462
6,045	Tree.com, Inc.*	44,189
2,228	TriCo Bancshares	38,455
12,335	Trustco Bank Corp. NY	74,010
8,815	Trustmark Corp.	200,982
2,154	UMB Financial Corp.	85,105
8,845	Umpqua Holdings Corp.	109,324
2,849	Union Bankshares Corp.*	36,610
20,788	United America Indemnity Ltd., Class A*	147,387
7,856	United Bankshares, Inc.	195,614
46,840	United Community Banks, Inc.*	210,312
64,402	United Community Financial Corp.*	115,924
3,728	United Fire & Casualty Co.	62,705
1,217	Universal Health Realty Income Trust REIT	40,404
1,846	Univest Corp. of Pennsylvania	32,453
220	Urstadt Biddle Properties, Inc. REIT	3,091
3,018	Urstadt Biddle Properties, Inc., Class A REIT	45,240
60,353	U-Store-It Trust REIT	417,643
6,916	Virginia Commerce Bancorp*	40,182
4,941	W.P. Carey & Co. LLC	133,852
7,214	Waddell & Reed Financial, Inc., Class A	226,015
7,215	Washington REIT	188,961
2,482	Washington Trust Bancorp, Inc.	42,417
3,918	Waterstone Financial, Inc.*	8,620
4,489	WesBanco, Inc.	65,135
4,361	West Bancorporation, Inc.	22,241
22,653	West Coast Bancorp	59,124
2,267	Westamerica Bancorp	126,000
6,853	Western Alliance Bancorp*	35,156
2,327	Westfield Financial, Inc.	18,988
14,744	Whitney Holding Corp.	183,120
4,807	Wilshire Bancorp, Inc.	44,272

3,427	Winthrop Realty Trust REIT	$42,666
6,620	Wintrust Financial Corp.	229,979
3,710	World Acceptance Corp.*	149,847
1,297	WSFS Financial Corp.	35,019
4,175	Zenith National Insurance Corp.	116,483
		38,519,849
	Health Care - 6.0%
331	Abraxis Bioscience, Inc.*	13,521
24,565	Affymetrix, Inc.*	129,703
2,001	Air Methods Corp.*	61,171
3,543	Albany Molecular Research, Inc.*	33,623
4,461	Align Technology, Inc.*	83,644
2,480	Alkermes, Inc.*	27,131
3,678	Alliance Healthcare Services, Inc.*	18,500
2,065	Allscripts-Misys Healthcare Solutions, Inc.*	33,990
1,917	Amedisys, Inc.*	105,339
2,593	America Service Group, Inc.	39,880
4,177	American Dental Partners, Inc.*	52,839
4,137	American Medical Systems Holdings, Inc.*	79,430
10,674	AMN Healthcare Services, Inc.*	92,864
5,111	AmSurg Corp.*	107,893
1,109	Analogic Corp.	44,360
2,646	Angiodynamics, Inc.*	42,468
24,266	Animal Health International, Inc.*	45,863
1,384	Assisted Living Concepts, Inc., Class A*	35,749
973	Bio-Reference Labs, Inc.*	36,779
36,278	BioScrip, Inc.*	263,741
4,117	Bruker Corp.*	50,516
48,057	Cambrex Corp.*	258,547
1,618	Cantel Medical Corp.*	31,195
3,709	Capital Senior Living Corp.*	18,693
6,768	Cardiac Science Corp.*	17,597
3,321	Catalyst Health Solutions, Inc.*	130,615
4,645	Celera Corp.*	31,261
2,332	Celgene Corp.*	132,411
7,357	Centene Corp.*	141,622
1,654	Chemed Corp.	76,911
6,080	CONMED Corp.*	130,781
5,970	Cooper Cos., Inc. (The)	210,860
987	Corvel Corp.*	29,768
8,746	Cross Country Healthcare, Inc.*	79,239
1,915	Cubist Pharmaceuticals, Inc.*	39,238
909	Dionex Corp.*	63,494
4,839	Eclipsys Corp.*	80,715
2,704	Edwards Lifesciences Corp.*	242,332
9,838	Emergency Medical Services Corp., Class A*	516,593
277	Emergent Biosolutions, Inc.*	3,967
6,586	Emeritus Corp.*	119,865
1,057	Ensign Group, Inc. (The)	18,064
4,044	Enzon Pharmaceuticals, Inc.*	40,319
7,280	ev3, Inc.*	106,142
29,937	Five Star Quality Care, Inc.*	94,601
1,911	Gen-Probe, Inc.*	82,039
4,420	Gentiva Health Services, Inc.*	112,887
2,338	Greatbatch, Inc.*	45,942
1,351	Haemonetics Corp.*	76,480
3,375	Hanger Orthopedic Group, Inc.*	54,877
14,560	Healthsouth Corp.*	262,226
10,914	Healthspring, Inc.*	189,794
33,354	HealthTronics, Inc.*	93,725
7,451	Healthways, Inc.*	127,114
735	ICU Medical, Inc.*	25,563
2,962	IDEXX Laboratories, Inc.*	155,475
1,287	Illumina, Inc.*	47,220
2,140	Immucor, Inc.*	39,697
1,420	Integra LifeSciences Holdings Corp.*	54,528
1,520	Intuitive Surgical, Inc.*	498,651
6,083	Invacare Corp.	152,318
7,321	inVentiv Health, Inc.*	112,524
1,699	Kendle International, Inc.*	34,388
106,301	KV Pharmaceutical Co., Class A*	366,738
582	Landauer, Inc.	34,419
9,987	LCA-Vision, Inc.*	58,124
919	LHC Group, Inc.*	28,296
3,357	Martek Biosciences Corp.*	72,310
1,242	Masimo Corp.*	34,478
1,564	MedAssets, Inc.*	31,655
6,882	MedCath Corp.*	46,729
3,347	Medical Action Industries, Inc.*	45,419
1,569	Medicines Co. (The)*	13,007
5,703	Medicis Pharmaceutical Corp., Class A	131,796
4,690	MEDNAX, Inc.*	266,673
1,062	Meridian Bioscience, Inc.	21,282
2,391	Merit Medical Systems, Inc.*	42,632
2,532	Molina Healthcare, Inc.*	56,337
1,809	MWI Veterinary Supply, Inc.*	68,272
796	Myriad Genetics, Inc.*	18,706
205	Myriad Pharmaceuticals, Inc.*	957
956	National Healthcare Corp.	35,104
2,895	Odyssey HealthCare, Inc.*	42,499
3,691	Orthofix International NV (Netherlands)*	111,210
5,929	Par Pharmaceutical Cos., Inc.*	156,051
9,270	Parexel International Corp.*	179,282
3,501	PDI, Inc.*	17,435
7,534	PDL BioPharma, Inc.	48,218
9,065	PerkinElmer, Inc.	182,569
6,511	Perrigo Co.	288,307
4,918	PharMerica Corp.*	80,065
1,593	Phase Forward, Inc.*	23,290
7,528	Providence Service Corp. (The)*	96,660
7,606	PSS World Medical, Inc.*	156,075
5,032	Psychiatric Solutions, Inc.*	110,956
703	Quality Systems, Inc.	36,233
4,268	RehabCare Group, Inc.*	124,028
5,606	Res-Care, Inc.*	50,510
2,747	ResMed, Inc.*	140,482
4,152	Salix Pharmaceuticals Ltd.*	121,488
4,809	Sirona Dental Systems, Inc.*	154,706
8,945	Skilled Healthcare Group, Inc., Class A*	58,500
1,166	SonoSite, Inc.*	31,750
5,052	STERIS Corp.	131,756
7,771	Sun Healthcare Group, Inc.*	67,919
1,205	SurModics, Inc.*	24,100
5,264	Symmetry Medical, Inc.*	46,955
1,392	Techne Corp.	91,343
1,890	Thoratec Corp.*	53,582
10,921	TomoTherapy, Inc.*	44,230
7,664	Triple-S Management Corp., Class B (Puerto Rico)*	127,146
1,048	United Therapeutics Corp.*	62,429
5,481	Valeant Pharmaceuticals International*	183,449
4,450	Varian, Inc.*	229,442
5,728	VCA Antech, Inc.*	145,434

12,209	Viropharma, Inc.*	$120,625
7,817	WellCare Health Plans, Inc.*	243,734
2,718	West Pharmaceutical Services, Inc.	98,745
1,860	Wright Medical Group, Inc.*	33,257
2,646	Zoll Medical Corp.*	73,665
		11,540,341
	Industrials - 15.4%
6,584	A.O. Smith Corp.	280,347
1,038	AAON, Inc.	21,372
7,673	AAR Corp.*	177,783
9,727	ABM Industries, Inc.	188,898
133,327	ACCO Brands Corp.*	1,026,618
4,196	Aceto Corp.*	22,155
12,297	Actuant Corp., Class A	206,221
3,434	Administaff, Inc.	78,433
1,732	Advisory Board Co. (The)*	55,926
620	Aerovironment, Inc.*	21,123
454,844	Air Transport Services Group, Inc.*	1,050,690
35,542	AirTran Holdings, Inc.*	171,312
2,035	Alamo Group, Inc.	36,528
11,717	Albany International Corp., Class A	233,051
473	Allegiant Travel Co.*	24,218
7,288	Altra Holdings, Inc.*	80,314
1,631	American Commercial Lines, Inc.*	25,020
2,763	American Railcar Industries, Inc.	27,381
12,972	American Reprographics Co.*	91,193
396	American Science & Engineering, Inc.	30,745
2,725	American Woodmark Corp.	54,936
712	Ameron International Corp.	49,149
1,810	Ampco-Pittsburgh Corp.	46,209
464	Amrep Corp.*	6,357
5,095	Apogee Enterprises, Inc.	70,107
7,625	Applied Industrial Technologies, Inc.	166,225
1,778	Argon ST, Inc.*	45,090
7,596	Arkansas Best Corp.	171,214
2,855	Astec Industries, Inc.*	71,061
4,942	ATC Technology Corp.*	108,082
12,137	Atlas Air Worldwide Holdings, Inc.*	445,064
865	Badger Meter, Inc.	32,688
9,231	Baldor Electric Co.	227,821
9,223	Barnes Group, Inc.	147,937
9,245	Beacon Roofing Supply, Inc.*	155,316
13,572	Belden, Inc.	309,849
6,598	Blount International, Inc.*	73,502
50,039	Bowne & Co., Inc.	328,756
8,015	Brady Corp., Class A	226,504
6,967	Bucyrus International, Inc.	364,931
66,390	Builders FirstSource, Inc.*	222,407
6,133	CAI International, Inc.*	48,696
2,804	Cascade Corp.	81,176
19,810	Casella Waste Systems, Inc., Class A*	86,173
7,805	CBIZ, Inc.*	56,586
7,860	CDI Corp.	101,315
6,787	Celadon Group, Inc.*	66,648
45,999	Cenveo, Inc.*	332,113
4,900	Ceradyne, Inc.*	95,746
9,331	Chart Industries, Inc.*	150,509
24,440	China Technology Development Group Corp. (China)*	64,277
1,693	CIRCOR International, Inc.	47,827
3,817	CLARCOR, Inc.	123,594
1,530	Clean Harbors, Inc.*	87,608
13,109	Coleman Cable, Inc.*	57,549
4,300	Colfax Corp.*	48,461
6,581	Columbus McKinnon Corp.*	89,370
5,602	Comfort Systems USA, Inc.	65,711
91,961	Commercial Vehicle Group, Inc.*	440,493
1,658	Compx International, Inc.	12,916
7,082	COMSYS IT Partners, Inc.*	89,516
6,204	Consolidated Graphics, Inc.*	209,385
3,102	Copa Holdings SA, Class A (Panama)*	161,242
3,554	Copart, Inc.*	119,983
2,651	Cornell Cos., Inc.*	55,671
4,216	Corporate Executive Board Co. (The)	97,558
1,237	CoStar Group, Inc.*	49,950
2,403	Courier Corp.	33,594
21,277	Covenant Transport Group, Inc., Class A*	76,597
1,961	CRA International, Inc.*	50,888
1,698	Cubic Corp.	66,307
4,628	Curtiss-Wright Corp.	141,432
10,934	Deswell Industries, Inc. (Hong Kong)	43,408
10,671	Diamond Management & Technology Consultants, Inc.	78,965
7,117	Diana Shipping, Inc. (Greece)	94,371
37,208	DryShips, Inc. (Greece)	204,644
2,734	Ducommun, Inc.	49,157
1,447	DXP Enterprises, Inc.*	18,941
22,034	Dycom Industries, Inc.*	180,018
2,433	Dynamex, Inc.*	38,733
8,239	DynCorp International, Inc., Class A*	98,950
38,762	Eagle Bulk Shipping, Inc.	193,810
3,353	Encore Wire Corp.	67,094
2,313	Energy Conversion Devices, Inc.*	21,071
22,778	EnergySolutions, Inc.	190,196
12,562	EnerSys*	244,833
7,068	Ennis, Inc.	106,020
5,757	EnPro Industries, Inc.*	140,183
2,145	ESCO Technologies, Inc.*	70,120
5,745	Esterline Technologies Corp.*	216,931
26,049	Evergreen Solar, Inc.*	37,511
48,540	Excel Maritime Carriers Ltd. (Liberia)	280,076
1,014	Exponent, Inc.*	27,287
14,344	Federal Signal Corp.	93,093
658	First Solar, Inc.*	74,551
5,099	Force Protection, Inc.*	25,954
2,320	Forward Air Corp.	54,822
5,646	Franklin Covey Co.*	29,585
1,908	Franklin Electric Co., Inc.	49,665
60,200	FreeSeas, Inc. (Marshall Islands)	77,056
3,012	FreightCar America, Inc.	58,734
3,446	FTI Consulting, Inc.*	142,837
4,317	G&K Services, Inc., Class A	107,925
8,295	Genco Shipping & Trading Ltd.*	158,932
3,741	Genesee & Wyoming, Inc., Class A*	110,247
6,915	Geo Group, Inc. (The)*	127,928
1,411	GeoEye, Inc.*	36,220
10,176	Gibraltar Industries, Inc.	141,853
1,529	Gorman-Rupp Co. (The)*	37,048
5,881	Graco, Inc.	156,964
14,685	GrafTech International Ltd.*	184,444
17,183	Great Lakes Dredge & Dock Corp.	101,552
18,459	Greenbrier Cos., Inc.	150,441
15,918	Griffon Corp.*	187,992
15,439	H&E Equipment Services, Inc.*	163,808

8,655	Hardinge, Inc.	$45,093
10,875	Hawaiian Holdings, Inc.*	64,598
2,647	Healthcare Services Group, Inc.	54,264
5,821	Heartland Express, Inc.	80,854
599	HEICO Corp.	25,475
1,616	HEICO Corp., Class A	54,524
2,772	Heidrick & Struggles International, Inc.	70,492
2,584	Herley Industries, Inc.*	31,628
11,436	Herman Miller, Inc.	193,154
19,514	Hexcel Corp.*	214,654
17,069	Horizon Lines, Inc., Class A	80,907
3,715	Houston Wire & Cable Co.	44,691
4,738	Hub Group, Inc., Class A*	114,233
58,677	Hudson Highland Group, Inc.*	239,989
1,881	Hurco Cos., Inc.*	31,526
721	Huron Consulting Group, Inc.*	17,189
1,261	ICF International, Inc.*	29,520
7,299	ICT Group, Inc.*	115,762
5,974	IDEX Corp.	168,586
1,939	IHS, Inc., Class A*	99,742
2,310	II-VI, Inc.*	61,769
4,692	Insituform Technologies, Inc., Class A*	96,092
5,175	Insteel Industries, Inc.	51,129
7,715	Integrated Electrical Services, Inc.*	39,655
30,737	Interface, Inc., Class A	249,277
8,174	Interline Brands, Inc.*	137,323
2,364	Intersections, Inc.*	10,236
7,386	John Bean Technologies Corp.	121,795
3,745	Kadant, Inc.*	56,999
5,907	Kaman Corp.	147,025
2,539	Kaydon Corp.	83,000
10,151	Kforce, Inc.*	135,719
4,652	KHD Humboldt Wedag International Ltd. (Canada)*	60,150
15,942	Kimball International, Inc., Class B	125,623
4,591	Kirby Corp.*	148,932
4,476	Knight Transportation, Inc.	81,016
12,223	Knoll, Inc.	137,631
8,294	Korn/Ferry International*	122,751
5,025	Ladish Co., Inc.*	77,636
3,938	Landstar System, Inc.	142,910
1,577	Lawson Products, Inc.	25,469
4,017	Layne Christensen Co.*	101,751
1,650	LB Foster Co., Class A*	44,517
14,268	LECG Corp.*	40,664
1,148	Lindsay Corp.	46,196
3,142	LS Starrett Co., Class A	30,572
9,330	LSI Industries, Inc.	55,607
11,729	Lydall, Inc.*	74,245
5,572	M&F Worldwide Corp.*	202,208
2,639	Marten Transport Ltd.*	46,473
5,868	MasTec, Inc.*	72,118
3,241	McGrath Rentcorp	68,288
14,528	Metalico, Inc.*	71,623
1,240	Michael Baker Corp.*	48,372
1,655	Middleby Corp. (The)*	74,574
4,912	Miller Industries, Inc.*	55,064
4,131	Mine Safety Appliances Co.	99,516
6,416	Mobile Mini, Inc.*	90,145
15,633	Monster Worldwide, Inc.*	243,718
6,689	NACCO Industries, Inc., Class A	360,002
5,257	Navigant Consulting, Inc.*	71,285
123,924	NCI Building Systems, Inc.*	244,130
31,010	Newlead Holdings Ltd. (Bermuda)	24,498
22,804	NN, Inc.*	90,532
3,266	Nordson Corp.	184,660
1,468	Northwest Pipe Co.*	35,115
5,928	Old Dominion Freight Line, Inc.*	163,020
12,223	On Assignment, Inc.*	85,317
5,369	Orbital Sciences Corp.*	84,884
2,905	Orion Marine Group, Inc.*	54,992
6,339	Otter Tail Corp.	136,922
2,829	P.A.M. Transportation Services, Inc.*	28,686
27,586	Pacer International, Inc.	82,758
14,537	Park-Ohio Holdings Corp.*	132,868
14,544	PGT, Inc.*	27,924
3,870	Pike Electric Corp.*	33,746
35,251	Pinnacle Airlines Corp.*	268,260
11,465	Polypore International, Inc.*	153,975
964	Powell Industries, Inc.*	28,158
35,072	Power-One, Inc.*	111,178
387	Preformed Line Products Co.	13,951
11,566	Quality Distribution, Inc.*	46,611
5,149	Quanex Building Products Corp.	82,796
1,489	Raven Industries, Inc.	42,556
2,563	RBC Bearings, Inc.*	59,564
5,004	Regal-Beloit Corp.	237,190
12,661	Republic Airways Holdings, Inc.*	61,912
7,689	Resources Connection, Inc.*	137,326
2,806	Robbins & Myers, Inc.	62,349
2,359	Rollins, Inc.	46,425
3,218	Rush Enterprises, Inc., Class B*	31,987
7,502	Rush Enterprises, Inc., Class A*	85,223
8,032	Saia, Inc.*	96,384
6,618	Sauer-Danfoss, Inc.*	75,247
2,673	Schawk, Inc.	34,428
7,058	School Specialty, Inc.*	155,911
4,903	Simpson Manufacturing Co., Inc.	120,908
96,467	Spherion Corp.*	544,074
835	Standard Parking Corp.*	13,552
9,957	Standard Register Co. (The)	52,971
4,493	Standex International Corp.	102,485
614	Stanley, Inc.*	16,075
2,511	Stericycle, Inc.*	132,907
1,676	Sterling Construction Co., Inc.*	31,878
688	SunPower Corp., Class A*	14,028
531	SunPower Corp., Class B*	9,861
2,784	Sykes Enterprises, Inc.*	66,760
16,533	Sypris Solutions, Inc.*	48,607
6,317	TAL International Group, Inc.	89,070
5,992	TBS International PLC, Class A (Ireland)*	36,072
2,140	Team, Inc.*	38,178
21,192	Tecumseh Products Co., Class A*	234,807
5,850	Teledyne Technologies, Inc.*	217,971
4,721	Tennant Co.	112,974
5,443	Tetra Tech, Inc.*	123,230
5,143	Textainer Group Holdings Ltd.	87,637
18,649	Thermadyne Holdings Corp.*	145,649
7,902	Titan International, Inc.	61,320
1,867	Titan Machinery, Inc.*	20,574
5,758	Toro Co. (The)	224,274
5,080	Towers Watson & Co., Class A	221,640
1,579	TransDigm Group, Inc.	76,218
4,445	Tredegar Corp.	71,920

1,329	Trex Co., Inc.*	$20,493
38,223	Trimas Corp.*	226,280
2,251	Triumph Group, Inc.	114,643
11,976	TrueBlue, Inc.*	173,772
6,861	Tutor Perini Corp.*	130,771
4,879	Twin Disc, Inc.	46,985
10,810	Ultrapetrol Bahamas Ltd.*	50,158
4,481	Universal Forest Products, Inc.	152,085
3,122	Universal Truckload Services, Inc.	52,574
1,998	USA Truck, Inc.*	24,675
1,602	Valmont Industries, Inc.	111,275
5,931	Viad Corp.	117,019
4,037	Vicor Corp.*	34,960
33,125	Wabash National Corp.*	98,050
3,186	Wabtec Corp.	122,119
5,745	Waste Connections, Inc.*	184,817
8,520	Waste Services, Inc.*	77,362
3,773	Watsco, Inc.	180,953
6,517	Watts Water Technologies, Inc., Class A	188,537
8,421	WCA Waste Corp.*	34,526
2,639	Willis Lease Finance Corp.*	43,517
5,690	Woodward Governor Co.	144,697
44,174	Xerium Technologies, Inc.*	35,781
		29,364,522
	Information Technology - 14.8%
40,054	3Com Corp.*	298,402
3,336	Actel Corp.*	36,763
16,238	Acxiom Corp.	249,740
17,761	Adaptec, Inc.*	53,993
50,374	ADC Telecommunications, Inc.*	267,486
5,503	ADTRAN, Inc.	116,664
5,774	Advanced Energy Industries, Inc.*	75,755
803	Advent Software, Inc.*	30,313
16,942	Agilysys, Inc.	142,313
2,288	Airvana, Inc.*	17,320
7,428	Akamai Technologies, Inc.*	183,472
2,230	Amdocs Ltd. (Guernsey)*	63,756
3,517	ANSYS, Inc.*	147,222
12,938	Applied Micro Circuits Corp.*	94,836
4,603	Ariba, Inc.*	57,952
18,806	Arris Group, Inc.*	188,812
2,652	Atheros Communications, Inc.*	85,050
3,942	ATMI, Inc.*	66,147
48,745	Aviat Networks, Inc.*	350,477
5,356	Avid Technology, Inc.*	67,646
172,809	Axcelis Technologies, Inc.*	259,213
3,017	BEL Fuse, Inc., Class B	57,232
3,740	Black Box Corp.	102,813
2,773	Blackbaud, Inc.	61,838
720	Blackboard, Inc.*	28,375
2,496	Blue Coat Systems, Inc.*	61,526
16,840	Brooks Automation, Inc.*	140,446
2,891	Cabot Microelectronics Corp.*	101,619
36,129	CDC Corp., Class A (Hong Kong)*	83,458
11,325	Checkpoint Systems, Inc.*	181,653
342,188	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)*	249,797
37,077	Ciber, Inc.*	119,759
15,942	Ciena Corp.*	203,260
7,486	Cirrus Logic, Inc.*	51,055
1,455	Cogent, Inc.*	15,030
4,548	Cognex Corp.	74,451
5,252	Coherent, Inc.*	155,879
3,546	Cohu, Inc.	45,921
17,969	Commtouch Software Ltd. (Israel)*	70,079
24,355	Compuware Corp.*	184,854
2,042	Comtech Telecommunications Corp.*	72,205
2,130	Concur Technologies, Inc.*	84,455
64,307	Conexant Systems, Inc.*	245,653
2,623	CPI International, Inc.*	29,378
7,633	Cree, Inc.*	426,761
4,253	CSG Systems International, Inc.*	82,551
15,260	CTS Corp.	116,129
3,807	Cymer, Inc.*	119,426
22,385	Cypress Semiconductor Corp.*	224,969
4,528	Daktronics, Inc.	35,364
3,283	DealerTrack Holdings, Inc.*	58,996
3,949	Digi International, Inc.*	37,910
1,380	Digital River, Inc.*	34,679
5,005	Diodes, Inc.*	83,483
4,677	Dolby Laboratories, Inc., Class A*	235,393
6,156	DSP Group, Inc.*	42,415
2,996	Dynamics Research Corp.*	33,615
18,524	EarthLink, Inc.	150,230
6,910	EchoStar Corp., Class A*	132,672
3,289	Electro Rent Corp.	38,448
8,351	Electro Scientific Industries, Inc.*	93,615
4,448	Electronics for Imaging, Inc.*	51,552
1,717	EMS Technologies, Inc.*	22,012
15,882	Emulex Corp.*	178,514
165,622	Entegris, Inc.*	602,864
15,007	Epicor Software Corp.*	115,104
2,244	EPIQ Systems, Inc.*	26,816
1,753	Equinix, Inc.*	168,691
9,027	Euronet Worldwide, Inc.*	184,331
4,552	Exar Corp.*	32,001
816	ExlService Holdings, Inc.*	14,810
25,000	Extreme Networks, Inc.*	61,750
4,240	F5 Networks, Inc.*	209,583
1,498	FactSet Research Systems, Inc.	94,374
8,682	Fair Isaac Corp.	190,396
1,780	FARO Technologies, Inc.*	32,165
4,456	FEI Co.*	92,685
12,564	Finisar Corp.*	129,409
5,171	FLIR Systems, Inc.*	152,958
4,824	FormFactor, Inc.*	74,627
1,329	Forrester Research, Inc.*	36,003
3,823	Gartner, Inc.*	81,812
7,058	Genpact Ltd.*	97,894
18,271	Gerber Scientific, Inc.*	89,528
12,387	Global Cash Access Holdings, Inc.*	100,335
4,417	Global Payments, Inc.	196,556
3,066	GSI Commerce, Inc.*	69,782
9,447	Heartland Payment Systems, Inc.	134,809
1,386	Hittite Microwave Corp.*	51,531
2,447	Hughes Communications, Inc.*	63,353
34,367	Hutchinson Technology, Inc.*	231,290
20,540	Hypercom Corp.*	70,452
4,613	iGate Corp.*	46,591
17,173	Imation Corp.*	153,527
14,575	infoGROUP, Inc.*	112,373
2,005	Informatica Corp.*	47,498
34,156	Integrated Device Technology, Inc.*	193,665
1,461	InterDigital, Inc.*	36,218

6,200	Intermec, Inc.*	$82,274
11,508	Internap Network Services Corp.*	51,211
4,975	Internet Brands, Inc., Class A*	38,954
12,174	Intersil Corp., Class A	163,984
5,809	Intevac, Inc.*	82,662
27,424	iPass, Inc.*	30,441
999	IPG Photonics Corp.*	14,386
2,709	Itron, Inc.*	166,712
2,842	Ixia*	21,088
2,682	IXYS Corp.*	18,667
2,273	j2 Global Communications, Inc.*	46,687
6,207	Jack Henry & Associates, Inc.	136,306
5,144	JDA Software Group, Inc.*	134,824
5,804	Kenexa Corp.*	57,576
38,150	Kulicke & Soffa Industries, Inc.*	175,871
18,735	L-1 Identity Solutions, Inc.*	140,325
16,056	Lawson Software, Inc.*	97,299
21,459	Lionbridge Technologies, Inc.*	49,785
5,142	Littelfuse, Inc.*	154,569
6,633	LoJack Corp.*	28,389
5,760	Loral Space & Communications, Inc.*	163,987
1,768	Manhattan Associates, Inc.*	37,075
2,062	ManTech International Corp., Class A*	98,790
6,531	Marchex, Inc., Class B	35,855
53,757	Mattson Technology, Inc.*	177,398
1,446	MAXIMUS, Inc.	69,206
6,108	Measurement Specialties, Inc.*	72,807
24,139	Mentor Graphics Corp.*	193,595
3,869	Mercury Computer Systems, Inc.*	46,196
91,014	Merix Corp.*	219,344
13,863	Methode Electronics, Inc.	152,354
2,349	Micrel, Inc.	17,547
6,218	MICROS Systems, Inc.*	177,710
7,821	Microsemi Corp.*	116,846
1,040	MicroStrategy, Inc., Class A*	97,469
8,722	MKS Instruments, Inc.*	144,785
42,939	ModusLink Global Solutions, Inc.*	435,831
1,724	MTS Systems Corp.	44,359
1,621	Multi-Fineline Electronix, Inc.*	38,693
20,506	Nam Tai Electronics, Inc. (Hong Kong)	98,224
2,432	National Instruments Corp.	71,476
11,436	Ness Technologies, Inc.*	63,355
3,053	Net 1 UEPS Technologies, Inc.*	54,588
3,771	NETGEAR, Inc.*	77,833
3,133	NeuStar, Inc., Class A*	70,367
12,039	Newport Corp.*	102,452
4,840	Novatel Wireless, Inc.*	36,203
41,693	Novell, Inc.*	186,368
17,842	Nu Horizons Electronics Corp.*	73,152
11,602	Nuance Communications, Inc.*	174,262
11,044	OmniVision Technologies, Inc.*	142,468
36,495	ON Semiconductor Corp.*	263,129
132,838	Openwave Systems, Inc.*	296,229
13,502	Opnext, Inc.*	25,519
2,696	OSI Systems, Inc.*	71,363
16,317	Palm, Inc.*	169,534
14,424	Parametric Technology Corp.*	238,861
3,129	Park Electrochemical Corp.	82,136
7,373	PC Connection, Inc.*	47,187
11,841	PC Mall, Inc.*	60,508
3,992	Pericom Semiconductor Corp.*	35,130
102,465	Photronics, Inc.*	394,490
9,135	Plantronics, Inc.	241,347
8,700	Plexus Corp.*	295,887
5,753	PMC - Sierra, Inc.*	45,736
9,623	Polycom, Inc.*	215,844
1,687	Power Integrations, Inc.	52,651
156,827	Powerwave Technologies, Inc.*	214,853
4,275	Progress Software Corp.*	120,256
11,334	QLogic Corp.*	194,831
5,455	Quest Software, Inc.*	93,935
3,089	Rackspace Hosting, Inc.*	56,282
7,676	Radiant Systems, Inc.*	88,658
5,113	RadiSys Corp.*	38,399
23,436	RealNetworks, Inc.*	98,900
4,968	Red Hat, Inc.*	135,229
1,746	Renaissance Learning, Inc.	23,239
147,582	RF Micro Devices, Inc.*	568,191
9,786	Richardson Electronics Ltd.	75,059
4,421	Rofin-Sinar Technologies, Inc.*	96,776
1,854	Rogers Corp.*	44,385
3,708	Rovi Corp.*	107,050
10,385	Rudolph Technologies, Inc.*	65,114
4,600	S1 Corp.*	27,508
1,470	Salesforce.com, Inc.*	93,418
7,850	Sapient Corp.*	60,837
4,723	SAVVIS, Inc.*	74,340
7,328	ScanSource, Inc.*	207,089
2,180	Semtech Corp.*	32,656
2,338	Sigma Designs, Inc.*	25,975
8,731	Silicon Graphics International Corp.*	69,935
17,125	Silicon Image, Inc.*	41,271
2,672	Silicon Laboratories, Inc.*	112,865
28,682	Silicon Storage Technology, Inc.*	76,581
920	SINA Corp. (China)*	33,267
18,608	Skyworks Solutions, Inc.*	236,136
37,128	SMART Modular Technologies (WWH), Inc.*	225,738
3,551	Solera Holdings, Inc.	117,574
6,862	SonicWALL, Inc.*	52,288
35,356	Sonus Networks, Inc.*	74,601
6,855	SRA International, Inc., Class A*	118,043
2,782	Standard Microsystems Corp.*	55,501
8,128	StarTek, Inc.*	60,147
3,316	STEC, Inc.*	46,490
5,653	Super Micro Computer, Inc.*	69,928
2,619	Switch & Data Facilities Co., Inc.*	47,875
3,327	Sybase, Inc.*	135,309
1,993	Sycamore Networks, Inc.*	38,644
8,223	Symmetricom, Inc.*	41,937
7,372	Symyx Technologies, Inc.*	36,418
1,332	Synaptics, Inc.*	33,713
885	Syntel, Inc.	29,754
20,081	Take-Two Interactive Software, Inc.*	186,352
60,726	Technitrol, Inc.	272,052
4,812	Tekelec*	72,084
8,682	TeleTech Holdings, Inc.*	165,305
3,010	Tessco Technologies, Inc.	56,137
4,379	Tessera Technologies, Inc.*	75,187
53,160	THQ, Inc.*	267,926
18,576	TIBCO Software, Inc.*	166,441
17,489	TNS, Inc.*	400,498
22,531	Trident Microsystems, Inc.*	41,006
10,111	Trimble Navigation Ltd.*	231,441

26,020	TriQuint Semiconductor, Inc.*	$156,120
10,746	TTM Technologies, Inc.*	111,221
1,326	Tyler Technologies, Inc.*	24,836
18,847	Ultra Clean Holdings, Inc.*	121,752
16,186	United Online, Inc.	102,296
154,523	UTStarcom, Inc.*	333,770
12,924	ValueClick, Inc.*	119,547
5,678	Varian Semiconductor Equipment Associates, Inc.*	166,536
11,839	Veeco Instruments, Inc.*	376,717
9,902	VeriFone Holdings, Inc.*	176,157
12,221	Verigy Ltd. (Singapore)*	132,476
3,209	ViaSat, Inc.*	87,702
937	VistaPrint NV (Netherlands)*	52,481
6,912	WebMD Health Corp.*	269,430
23,180	WebMediaBrands, Inc.*	26,425
2,326	Websense, Inc.*	43,101
74,800	Westell Technologies, Inc., Class A*	95,744
6,525	X-Rite, Inc.*	16,247
6,741	Xyratex Ltd. (Bermuda)*	92,419
6,865	Zebra Technologies Corp., Class A*	179,176
11,763	Zoran Corp.*	129,040
5,625	Zygo Corp.*	59,569
		28,290,925
	Materials - 7.9%
7,161	A. Schulman, Inc.	161,266
6,840	A.M. Castle & Co.	66,348
2,722	AEP Industries, Inc.*	95,025
2,713	AMCOL International Corp.	68,178
5,526	Arch Chemicals, Inc.	154,507
5,135	Brush Engineered Materials, Inc.*	92,276
29,126	Buckeye Technologies, Inc.*	333,201
8,903	Bway Holding Co.*	151,885
1,820	Calgon Carbon Corp.*	24,370
11,456	Carpenter Technology Corp.	307,021
61,284	Century Aluminum Co.*	693,735
9,423	Clearwater Paper Corp.*	461,067
1,219	Compass Minerals International, Inc.	76,846
836	Deltic Timber Corp.	37,545
6,453	Eagle Materials, Inc.	147,193
166,252	Ferro Corp.	1,290,116
184,147	Georgia Gulf Corp.*	2,826,656
12,551	Glatfelter	173,204
7,389	H.B. Fuller Co.	147,928
4,796	Haynes International, Inc.	140,475
90,149	Headwaters, Inc.*	494,918
36,263	Hecla Mining Co.*	165,359
18,478	Horsehead Holding Corp.*	181,084
17,226	ICO, Inc.*	132,985
3,385	Innophos Holdings, Inc.	66,211
12,999	Innospec, Inc.	126,740
3,780	Kaiser Aluminum Corp.	132,867
20,876	KapStone Paper and Packaging Corp.*	192,894
4,728	Koppers Holdings, Inc.	132,006
2,966	LSB Industries, Inc.*	39,003
129,038	Mercer International, Inc.*	402,599
3,356	Minerals Technologies, Inc.	160,417
11,946	Myers Industries, Inc.	109,186
10,716	Neenah Paper, Inc.	149,167
2,237	NewMarket Corp.	201,822
1,532	NL Industries, Inc.	10,387
4,176	Olympic Steel, Inc.	115,842
8,960	OM Group, Inc.*	292,275
50,936	Omnova Solutions, Inc.*	288,298
5,412	Penford Corp.	55,527
5,994	Quaker Chemical Corp.	104,835
4,199	Rock-Tenn Co., Class A	179,255
1,098	Royal Gold, Inc.	46,797
8,550	RTI International Metals, Inc.*	211,613
5,312	Schnitzer Steel Industries, Inc., Class A	215,136
4,527	Schweitzer-Mauduit International, Inc.	340,611
6,693	Sensient Technologies Corp.	173,683
38,435	Solutia, Inc.*	528,481
35,560	Spartech Corp.	358,800
1,121	Stepan Co.	65,556
12,270	Stillwater Mining Co.*	123,314
6,828	Texas Industries, Inc.	231,742
11,478	Titanium Metals Corp.*	133,489
36,476	U.S. Concrete, Inc.*	32,828
2,484	Universal Stainless & Alloy Products, Inc.*	45,283
1,906	Valhi, Inc.	30,591
72,939	Verso Paper Corp.*	221,005
25,211	W.R. Grace & Co.*	602,039
3,718	Walter Energy, Inc.	241,373
14,552	Wausau Paper Corp.	128,349
4,207	Zep, Inc.	93,059
5,804	Zoltek Cos., Inc.*	48,463
		15,054,731
	Telecommunication Services - 0.8%
10,815	Alaska Communications Systems Group, Inc.	88,142
813	Atlantic Tele-Network, Inc.	39,374
1,143	Cbeyond, Inc.*	14,242
62,535	Cincinnati Bell, Inc.*	181,977
5,699	Consolidated Communications Holdings, Inc.	97,624
10,294	General Communication, Inc., Class A*	61,043
8,790	Global Crossing Ltd.*	122,796
83,998	Globalstar, Inc.*	79,798
5,230	Iowa Telecommunications Services, Inc.	85,563
2,765	NTELOS Holdings Corp.	44,931
26,637	PAETEC Holding Corp.*	84,439
2,973	SBA Communications Corp., Class A*	98,377
1,077	Shenandoah Telecommunications Co.*	18,524
4,323	SureWest Communications*	38,691
4,049	Syniverse Holdings, Inc.*	68,064
16,550	tw telecom, Inc.*	255,036
14,049	USA Mobility, Inc.	145,969
		1,524,590
	Utilities - 1.2%
5,886	ALLETE, Inc.	184,232
1,613	American States Water Co.	53,584
10,815	Avista Corp.	220,410
1,619	California Water Service Group	58,802
2,034	Central Vermont Public Service Corp.	39,948
2,575	CH Energy Group, Inc.	101,841
1,049	Chesapeake Utilities Corp.	31,092
7,618	Cleco Corp.	197,458
8,647	El Paso Electric Co.*	166,455
6,983	Empire District Electric Co. (The)	128,557
2,493	ITC Holdings Corp.	133,924
3,347	Laclede Group, Inc. (The)	107,974
2,692	MGE Energy, Inc.	89,993
1,571	Middlesex Water Co.	27,100
3,011	Northwest Natural Gas Co.	130,587
7,746	NorthWestern Corp.	189,390

953	Ormat Technologies, Inc.	$32,802
1,284	SJW Corp.	28,158
2,712	South Jersey Industries, Inc.	103,951
5,046	Southwest Water Co.	30,579
6,770	UIL Holdings Corp.	183,941
		2,240,778
	Total Common Stocks and Other Equity Interests (Cost $176,550,615)	190,772,956

	Rights - 0.0%
1,024,447	Flagstar Bancorp, Inc., expiring 02/08/10	0
7,200	West Coast Bancorp, expiring 12/31/10	4,392
	Total Rights (Cost $0)	4,392

	Money Market Fund - 0.1%
205,872	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $205,872)	205,872

	Total Investments (Cost $176,756,487)(a)-100.1%	190,983,220
	Liabilities in excess of other assets-(0.1%)	(179,757)
	Net Assets-100.0%	$190,803,463

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $179,461,215. The net unrealized appreciation was $11,522,005 which consisted of aggregate gross unrealized appreciation of $34,862,581 and aggregate gross unrealized depreciation of $23,340,576.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares NXQ Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.9%
2,101	CTC Media, Inc.*	$28,363
1,930	Ctrip.com International Ltd. ADR (China)*	60,390
1,865	Discovery Communications, Inc., Class A*	55,316
1,215	Dollar Tree, Inc.*	60,167
1,040	DreamWorks Animation SKG, Inc., Class A*	40,498
1,793	Liberty Global, Inc., Class A*	45,506
1,952	LKQ Corp.*	36,600
754	Netflix, Inc.*	46,936
1,705	PetSmart, Inc.	43,904
193	Strayer Education, Inc.	40,102
		457,782
	Consumer Staples - 6.6%
600	Green Mountain Coffee Roasters, Inc.*	50,892
1,230	Hansen Natural Corp.*	47,293
1,940	Whole Foods Market, Inc.*	52,807
		150,992
	Energy - 3.4%
1,790	Linn Energy LLC	46,594
2,121	Patterson-UTI Energy, Inc.	32,578
		79,172
	Health Care - 22.5%
1,220	Alexion Pharmaceuticals, Inc.*	56,571
2,004	Allscripts-Misys Healthcare Solutions, Inc.*	32,986
1,600	Dendreon Corp.*	44,320
1,619	Endo Pharmaceuticals Holdings, Inc.*	32,558
2,275	Human Genome Sciences, Inc.*	60,219
809	IDEXX Laboratories, Inc.*	42,464
1,328	Myriad Genetics, Inc.*	31,208
1,260	Perrigo Co.	55,793
1,631	Pharmaceutical Product Development, Inc.	38,100
750	Shire PLC ADR	44,700
514	Techne Corp.	33,729
743	United Therapeutics Corp.*	44,261
		516,909
	Industrials - 8.3%
1,037	Bucyrus International, Inc.	54,318
1,161	Copart, Inc.*	39,195
2,830	R.R. Donnelley & Sons Co.	56,091
1,630	Ryanair Holdings PLC ADR (Ireland)*	42,347
		191,951
	Information Technology - 32.4%
2,360	Akamai Technologies, Inc.*	58,292
1,220	ANSYS, Inc.*	51,069
1,805	ASML Holding NV (Netherlands)	56,406
5,782	Brocade Communications Systems, Inc.*	39,722
1,430	Cree, Inc.*	79,951
538	Equinix, Inc.*	51,772
1,094	F5 Networks, Inc.*	54,077
554	Itron, Inc.*	34,093
1,011	NetEase.com, Inc. ADR (China)*	33,161
3,840	Nuance Communications, Inc.*	57,677
5,870	ON Semiconductor Corp.*	42,323
1,420	Rovi Corp.*	40,995
2,012	Synopsys, Inc.*	42,795
3,270	Telefonaktiebolaget LM Ericsson ADR (Sweden)	31,654
5,332	Tellabs, Inc.*	34,285
1,662	Trimble Navigation Ltd.*	38,043
		746,315
	Materials - 4.6%
880	Randgold Resources Ltd. ADR (Channel Islands)	60,658
2,975	Steel Dynamics, Inc.	45,161
		105,819
	Telecommunication Services - 2.3%
1,610	SBA Communications Corp., Class A*	53,275

	Total Investments (Cost $2,044,218)(a)-100.0%	2,302,215
	Liabilities in excess of other assets-(0.0%)	(1,110)
	Net Assets-100.0%	$2,301,105

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,059,499. The net unrealized appreciation was $242,716 which consisted of aggregate gross unrealized appreciation of $335,530 and aggregate gross unrealized depreciation of $92,814.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 15.4%
64,246	Amazon.com, Inc.*	$8,057,091
98,064	Bed Bath & Beyond, Inc.*	3,795,077
102,788	Coach, Inc.	3,585,246
415,504	Ford Motor Co.*	4,504,063
55,763	NIKE, Inc., Class B	3,554,891
169,265	Starbucks Corp.*	3,688,284
76,045	Target Corp.	3,898,827
93,923	TJX Cos., Inc. (The)	3,570,013
102,467	Yum! Brands, Inc.	3,505,396
		38,158,888
	Consumer Staples - 7.3%
104,566	Avon Products, Inc.	3,151,619
101,205	Colgate-Palmolive Co.	8,099,436
60,426	Costco Wholesale Corp.	3,470,265
92,985	Walgreen Co.	3,352,110
		18,073,430
	Energy - 3.4%
134,047	Schlumberger Ltd.	8,506,623

	Financials - 17.1%
207,243	American Express Co.	7,804,771
16,399	BlackRock, Inc.	3,506,434
34,248	Franklin Resources, Inc.	3,391,579
167,313	Invesco Ltd.(~)	3,229,141
204,786	JPMorgan Chase & Co.	7,974,367
76,575	T. Rowe Price Group, Inc.	3,799,652
187,556	TD Ameritrade Holding Corp.*	3,330,995
368,793	U.S. Bancorp	9,249,328
		42,286,267
	Health Care - 8.7%
62,230	Allergan, Inc.	3,578,225
77,907	Gilead Sciences, Inc.*	3,760,571
58,046	Medco Health Solutions, Inc.*	3,568,668
62,251	Quest Diagnostics, Inc.	3,465,513
72,999	Stryker Corp.	3,790,108
76,397	Thermo Fisher Scientific, Inc.*	3,525,722
		21,688,807
	Industrials - 7.8%
110,277	3M Co.	8,876,196
64,971	C.H. Robinson Worldwide, Inc.	3,679,308
50,967	Danaher Corp.	3,636,495
74,546	Illinois Tool Works, Inc.	3,249,460
		19,441,459
	Information Technology - 36.3%
102,525	Adobe Systems, Inc.*	3,311,558
42,194	Apple, Inc.*	8,106,311
83,330	Automatic Data Processing, Inc.	3,399,031
362,010	Cisco Systems, Inc.*	8,134,365
83,406	Cognizant Technology Solutions Corp., Class A*	3,641,506
156,216	eBay, Inc.*	3,596,092
216,558	EMC Corp.*	3,610,022
14,598	Google, Inc., Class A*	7,728,473
442,900	Intel Corp.	8,592,260
289,660	Microsoft Corp.	8,162,619
383,152	Oracle Corp.	8,835,485
188,127	QUALCOMM, Inc.	7,372,697
143,658	Texas Instruments, Inc.	3,232,305
105,364	Visa, Inc., Class A	8,643,009
196,073	Western Union Co. (The)	3,635,193
		90,000,926
	Materials - 3.9%
81,605	Ecolab, Inc.	3,582,459
44,503	Praxair, Inc.	3,351,966
104,776	Southern Copper Corp.	2,790,185
		9,724,610
	Total Common Stocks (Cost $221,127,173)	247,881,010

	Money Market Fund - 0.1%
256,005	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $256,005)	256,005

	Total Investments (Cost $221,383,178)(a)-100.0%	248,137,015
	Liabilities in excess of other assets-(0.0%)	(109,583)
	Net Assets-100.0%	$248,027,432

* Non-income producing security.

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the nine months ended January 31, 2010.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2009	Cost	Sales	(Depreciation)	Gain	January 31, 2010	Income
Invesco Ltd.	$—	$3,739,359	$(22,273)	$(488,554)	$609	$3,229,141	$—

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $222,717,972. The net unrealized appreciation was $25,419,043 which consisted of aggregate gross unrealized appreciation of $33,469,078 and aggregate gross unrealized depreciation of $8,050,035.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 15.7%
7,167	Bed Bath & Beyond, Inc.*	$277,363
8,279	Carnival Corp.	275,939
7,512	Coach, Inc.	262,018
41,572	Comcast Corp., Class A	658,085
30,367	Ford Motor Co.*	329,178
12,034	Gap, Inc. (The)	229,609
22,404	Home Depot, Inc. (The)	627,536
9,726	McDonald’s Corp.	607,194
8,706	McGraw-Hill Cos., Inc. (The)	308,628
4,075	NIKE, Inc., Class B	259,781
7,281	Omnicom Group, Inc.	257,019
5,558	Target Corp.	284,959
6,864	TJX Cos., Inc. (The)	260,901
8,828	Viacom, Inc., Class B*	257,248
20,382	Walt Disney Co. (The)	602,288
7,489	Yum! Brands, Inc.	256,199
		5,753,945
	Consumer Staples - 14.2%
7,642	Avon Products, Inc.	230,330
10,818	Coca-Cola Co. (The)	586,877
13,302	Coca-Cola Enterprises, Inc.	268,567
3,170	Colgate-Palmolive Co.	253,695
11,953	ConAgra Foods, Inc.	271,811
4,416	Costco Wholesale Corp.	253,611
3,893	General Mills, Inc.	277,610
5,005	Kellogg Co.	272,372
4,044	Kimberly-Clark Corp.	240,173
9,929	PepsiCo, Inc.	591,967
12,374	Philip Morris International, Inc.	563,141
9,900	Procter & Gamble Co. (The)	609,345
5,166	Reynolds American, Inc.	274,831
11,814	Safeway, Inc.	265,224
6,796	Walgreen Co.	244,996
		5,204,550
	Energy - 4.6%
8,262	Exxon Mobil Corp.	532,321
6,267	National-Oilwell Varco, Inc.	256,320
9,797	Schlumberger Ltd.	621,718
13,275	Williams Cos., Inc. (The)	276,651
		1,687,010
	Financials - 14.5%
5,502	ACE Ltd.	271,084
6,073	Aflac, Inc.	294,115
15,147	American Express Co.	570,436
7,155	Ameriprise Financial, Inc.	273,607
1,199	BlackRock, Inc.	256,370
5,351	Chubb Corp. (The)	267,550
2,503	Franklin Resources, Inc.	247,872
3,768	Goldman Sachs Group, Inc. (The)	560,377
12,258	Invesco Ltd.(~)	236,580
14,967	JPMorgan Chase & Co.	582,815
15,961	Progressive Corp. (The)	264,633
6,595	State Street Corp.	282,794
13,708	TD Ameritrade Holding Corp.*	243,454
5,133	Travelers Cos., Inc. (The)	260,089
26,954	U.S. Bancorp	676,006
		5,287,782
	Health Care - 15.9%
11,438	Abbott Laboratories	605,528
4,548	Allergan, Inc.	261,510
10,948	Amgen, Inc.*	640,239
24,373	Bristol-Myers Squibb Co.	593,726
8,277	Cardinal Health, Inc.	273,720
5,694	Gilead Sciences, Inc.*	274,849
9,836	Johnson & Johnson	618,291
4,225	McKesson Corp.	248,514
33,895	Pfizer, Inc.	632,481
4,549	Quest Diagnostics, Inc.	253,243
5,335	Stryker Corp.	276,993
5,584	Thermo Fisher Scientific, Inc.*	257,702
9,005	UnitedHealth Group, Inc.	297,165
4,888	WellPoint, Inc.*	311,463
4,530	Zimmer Holdings, Inc.*	255,130
		5,800,554
	Industrials - 10.5%
8,060	3M Co.	648,749
4,749	C.H. Robinson Worldwide, Inc.	268,936
4,615	Caterpillar, Inc.	241,088
3,725	Danaher Corp.	265,779
4,125	Eaton Corp.	252,615
6,388	Emerson Electric Co.	265,358
6,889	Honeywell International, Inc.	266,191
5,448	Illinois Tool Works, Inc.	237,478
5,113	ITT Corp.	247,009
3,438	Lockheed Martin Corp.	256,200
5,135	Raytheon Co.	269,228
9,205	United Technologies Corp.	621,153
		3,839,784
	Information Technology - 19.7%
3,084	Apple, Inc.*	592,498
6,090	Automatic Data Processing, Inc.	248,411
12,050	CA, Inc.	265,582
26,458	Cisco Systems, Inc.*	594,511
6,096	Cognizant Technology Solutions Corp., Class A*	266,151
15,990	Corning, Inc.	289,099
11,417	eBay, Inc.*	262,819
15,827	EMC Corp.*	263,836
1,067	Google, Inc., Class A*	564,891
12,606	Hewlett-Packard Co.	593,365
32,369	Intel Corp.	627,959
4,921	International Business Machines Corp.	602,281
21,170	Microsoft Corp.	596,571
28,003	Oracle Corp.	645,749
10,499	Texas Instruments, Inc.	236,228
11,300	Tyco Electronics Ltd. (Switzerland)	281,144
14,330	Western Union Co. (The)	265,678
		7,196,773
	Materials - 3.3%
3,229	Air Products & Chemicals, Inc.	245,275
5,964	Ecolab, Inc.	261,820
10,668	International Paper Co.	244,404
4,468	PPG Industries, Inc.	262,182

7,658	Southern Copper Corp.	$203,932
		1,217,613
	Telecommunication Services - 1.6%
22,919	AT&T, Inc.	581,226

	Total Common Stocks (Cost $34,583,910)	36,569,237

	Money Market Fund - 0.2%
54,067	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,067)	54,067

	Total Investments (Cost $34,637,977)(a)-100.2%	36,623,304
	Liabilities in excess of other assets-(0.2%)	(56,456)
	Net Assets-100.0%	$36,566,848

* Non-income producing security.

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the nine months ended January 31, 2010.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2009	Cost	Sales	(Depreciation)	Gain	January 31, 2010	Income
Invesco Ltd.	$—	$296,170	$(24,444)	$(35,671)	$525	$236,580	$—

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $34,890,211. The net unrealized appreciation was $1,733,093 which consisted of aggregate gross unrealized appreciation of $3,009,246 and aggregate gross unrealized depreciation of $1,276,153.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.2%
150,187	Carnival Corp.	$5,005,733
754,068	Comcast Corp., Class A	11,936,897
406,384	Home Depot, Inc. (The)	11,382,816
157,925	McGraw-Hill Cos., Inc. (The)	5,598,441
132,077	Omnicom Group, Inc.	4,662,318
160,124	Viacom, Inc., Class B*	4,666,013
369,708	Walt Disney Co. (The)	10,924,871
		54,177,089
	Consumer Staples - 18.7%
590,542	Altria Group, Inc.	11,728,164
156,885	Archer-Daniels-Midland Co.	4,701,843
241,280	Coca-Cola Enterprises, Inc.	4,871,443
216,814	ConAgra Foods, Inc.	4,930,350
421,180	Kraft Foods, Inc., Class A	11,649,839
210,274	Kroger Co. (The)	4,506,172
224,454	Philip Morris International, Inc.	10,214,902
93,701	Reynolds American, Inc.	4,984,893
214,299	Safeway, Inc.	4,811,013
		62,398,619
	Energy - 5.8%
149,857	Exxon Mobil Corp.	9,655,286
113,674	National-Oilwell Varco, Inc.	4,649,267
240,793	Williams Cos., Inc. (The)	5,018,126
		19,322,679
	Financials - 7.3%
99,802	ACE Ltd.	4,917,244
97,070	Chubb Corp. (The)	4,853,500
289,515	Progressive Corp. (The)	4,800,159
119,621	State Street Corp.	5,129,348
93,113	Travelers Cos., Inc. (The)	4,718,036
		24,418,287
	Health Care - 26.2%
442,108	Bristol-Myers Squibb Co.	10,769,751
150,139	Cardinal Health, Inc.	4,965,097
304,071	Eli Lilly & Co.	10,703,299
178,415	Johnson & Johnson	11,215,167
260,999	Medtronic, Inc.	11,194,247
309,191	Merck & Co., Inc.	11,804,912
614,812	Pfizer, Inc.	11,472,392
163,349	UnitedHealth Group, Inc.	5,390,517
88,650	WellPoint, Inc.*	5,648,778
82,171	Zimmer Holdings, Inc.*	4,627,871
		87,792,031
	Industrials - 8.4%
83,696	Caterpillar, Inc.	4,372,279
74,820	Eaton Corp.	4,581,977
124,968	Honeywell International, Inc.	4,828,764
62,364	Lockheed Martin Corp.	4,647,365
93,128	Raytheon Co.	4,882,701
133,574	Tyco International Ltd. (Switzerland)	4,732,527
		28,045,613
	Information Technology - 4.2%
340,087	Dell, Inc.*	4,387,122
271,841	Symantec Corp.*	4,607,705
204,968	Tyco Electronics Ltd. (Switzerland)	5,099,604
		14,094,431
	Materials - 2.7%
193,506	International Paper Co.	4,433,223
81,055	PPG Industries, Inc.	4,756,307
		9,189,530
	Telecommunication Services - 6.3%
415,733	AT&T, Inc.	10,542,989
354,740	Verizon Communications, Inc.	10,436,451
		20,979,440
	Utilities - 4.2%
142,229	Edison International	4,739,070
114,105	PG&E Corp.	4,819,795
91,284	Sempra Energy	4,632,663
		14,191,528
	Total Investments (Cost $329,419,619)(a)-100.0%	334,609,247
	Liabilities in excess of other assets-(0.0%)	(37,266)
	Net Assets-100.0%	$334,571,981

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $335,912,209. The net unrealized depreciation was $1,302,962 which consisted of aggregate gross unrealized appreciation of $18,008,780 and aggregate gross unrealized depreciation of $19,311,742.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 29.5%
15,994	Bally Technologies, Inc.*	$634,482
119,580	Discovery Communications, Inc., Class A*	3,546,743
149,748	Expedia, Inc.*	3,206,105
21,355	Fossil, Inc.*	697,241
40,024	Gentex Corp.	767,260
17,924	Guess?, Inc.	711,762
25,961	Interactive Data Corp.	743,263
15,571	J.Crew Group, Inc.*	610,539
34,317	Leggett & Platt, Inc.	626,628
11,610	Netflix, Inc.*	722,723
48,957	Polo Ralph Lauren Corp.	4,014,474
18,131	Priceline.com, Inc.*	3,541,891
85,237	Ross Stores, Inc.	3,914,935
94,520	Scripps Networks Interactive, Inc., Class A	4,036,004
1,067,713	Sirius XM Radio, Inc.*	898,694
31,236	Tempur-Pedic International, Inc.*	777,464
14,214	Tractor Supply Co.*	717,381
14,183	Tupperware Brands Corp.	602,210
118,640	Urban Outfitters, Inc.*	3,745,465
16,731	WMS Industries, Inc.*	620,385
		35,135,649
	Consumer Staples - 5.1%
23,985	Alberto-Culver Co.	680,934
80,340	Estee Lauder Cos., Inc. (The), Class A	4,219,457
15,835	Herbalife Ltd. (Cayman Islands)	615,190
25,050	Nu Skin Enterprises, Inc., Class A	582,162
		6,097,743
	Energy - 3.1%
70,131	FMC Technologies, Inc.*	3,728,865

	Financials - 4.6%
50,044	Blackstone Group LP	607,034
249,514	Discover Financial Services	3,413,352
38,510	SEI Investments Co.	682,012
23,622	Waddell & Reed Financial, Inc., Class A	740,077
		5,442,475
	Health Care - 19.2%
58,757	Bruker Corp.*	720,949
46,117	C.R. Bard, Inc.	3,822,638
14,047	Emergency Medical Services Corp., Class A*	737,608
37,540	Healthsouth Corp.*	676,096
80,238	Hospira, Inc.*	4,063,252
13,190	IDEXX Laboratories, Inc.*	692,343
75,578	Life Technologies Corp.*	3,756,982
18,885	Lincare Holdings, Inc.*	695,346
11,991	MEDNAX, Inc.*	681,808
6,788	Mettler-Toledo International, Inc.*	661,626
9,898	Millipore Corp.*	682,665
16,508	Perrigo Co.	730,974
23,111	Sirona Dental Systems, Inc.*	743,481
20,677	STERIS Corp.	539,256
63,965	Waters Corp.*	3,644,726
		22,849,750
	Industrials - 13.7%
16,257	Armstrong World Industries, Inc.*	592,243
13,000	Bucyrus International, Inc.	680,940
83,263	Cummins, Inc.	3,760,157
23,724	Graco, Inc.	633,194
70,537	Joy Global, Inc.	3,226,362
17,948	Landstar System, Inc.	651,333
17,724	Lennox International, Inc.	677,411
13,190	Lincoln Electric Holdings, Inc.	644,068
37,083	Rollins, Inc.	729,793
419,930	Southwest Airlines Co.	4,757,807
		16,353,308
	Information Technology - 22.6%
91,297	Amphenol Corp., Class A	3,637,272
98,081	BMC Software, Inc.*	3,789,850
99,662	Citrix Systems, Inc.*	4,140,956
14,071	F5 Networks, Inc.*	695,530
9,348	FactSet Research Systems, Inc.	588,924
30,183	Informatica Corp.*	715,035
29,379	Jack Henry & Associates, Inc.	645,163
123,910	LSI Corp.*	618,311
15,343	ManTech International Corp., Class A*	735,083
94,569	McAfee, Inc.*	3,565,251
24,020	MICROS Systems, Inc.*	686,492
36,922	QLogic Corp.*	634,689
25,060	Red Hat, Inc.*	682,133
15,764	Silicon Laboratories, Inc.*	665,871
16,595	Sybase, Inc.*	674,919
17,508	Syntel, Inc.	588,619
166,821	Xilinx, Inc.	3,933,639
		26,997,737
	Materials - 2.2%
18,703	AptarGroup, Inc.	663,582
22,666	Celanese Corp., Series A	659,581
27,983	Nalco Holding Co.	659,839
9,716	Walter Energy, Inc.	630,763
		2,613,765
	Total Common Stocks and Other Equity Interests (Cost $107,877,456)	119,219,292

	Money Market Fund - 0.1%
83,312	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $83,312)	83,312

	Total Investments (Cost $107,960,768)(a)-100.1%	119,302,604
	Liabilities in excess of other assets-(0.1%)	(130,523)
	Net Assets-100.0%	$119,172,081

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $107,992,273. The net unrealized appreciation was $11,310,331 which consisted of aggregate gross unrealized appreciation of $15,069,727 and aggregate gross unrealized depreciation of $3,759,396.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 22.1%
1,540	Bally Technologies, Inc.*	$61,092
11,152	Discovery Communications, Inc., Class A*	330,768
13,965	Expedia, Inc.*	298,991
2,056	Fossil, Inc.*	67,128
11,353	Garmin Ltd.	366,815
3,854	Gentex Corp.	73,881
9,744	Genuine Parts Co.	367,154
1,726	Guess?, Inc.	68,540
2,659	Hanesbrands, Inc.*	61,077
2,500	Interactive Data Corp.	71,575
2,327	Jarden Corp.	70,927
3,753	Jones Apparel Group, Inc.	54,193
3,304	Leggett & Platt, Inc.	60,331
34,148	Liberty Media Corp. - Interactive, Class A*	354,456
17,990	Mattel, Inc.	354,763
1,571	Phillips-Van Heusen Corp.	61,725
1,487	Polaris Industries, Inc.	65,740
4,566	Polo Ralph Lauren Corp.	374,412
7,949	Ross Stores, Inc.	365,098
5,759	Sherwin-Williams Co. (The)	364,833
102,806	Sirius XM Radio, Inc.*	86,532
3,008	Tempur-Pedic International, Inc.*	74,869
2,929	TRW Automotive Holdings Corp.*	67,455
1,366	Tupperware Brands Corp.	58,000
11,064	Urban Outfitters, Inc.*	349,291
1,555	Warnaco Group, Inc. (The)*	60,210
4,719	Whirlpool Corp.	354,774
3,484	Wyndham Worldwide Corp.	73,129
		5,017,759
	Consumer Staples - 5.8%
6,987	Brown-Forman Corp., Class B	358,573
2,913	Fresh Del Monte Produce, Inc.*	59,221
1,525	Herbalife Ltd. (Cayman Islands)	59,246
9,890	Hershey Co. (The)	360,293
1,344	Lancaster Colony Corp.	73,315
2,412	Nu Skin Enterprises, Inc., Class A	56,055
29,001	Sara Lee Corp.	352,072
		1,318,775
	Energy - 1.8%
6,540	FMC Technologies, Inc.*	347,732
1,193	Oceaneering International, Inc.*	65,257
		412,989
	Financials - 5.6%
2,662	American Financial Group, Inc.	66,044
1,676	Commerce Bancshares, Inc.	66,336
23,269	Discover Financial Services	318,320
1,785	Erie Indemnity Co., Class A	69,615
1,397	Reinsurance Group of America, Inc.	68,062
3,708	SEI Investments Co.	65,669
1,739	StanCorp Financial Group, Inc.	74,742
1,517	Torchmark Corp.	68,113
1,194	Transatlantic Holdings, Inc.	59,330
2,275	Waddell & Reed Financial, Inc., Class A	71,276
19,891	XL Capital Ltd., Class A	333,572
		1,261,079
	Health Care - 15.5%
14,162	AmerisourceBergen Corp.	386,056
5,657	Bruker Corp.*	69,411
5,934	DaVita, Inc.*	354,616
1,353	Emergency Medical Services Corp., Class A*	71,046
11,520	Forest Laboratories, Inc.*	341,453
10,264	Health Management Associates, Inc., Class A*	68,153
3,615	Healthsouth Corp.*	65,106
7,483	Hospira, Inc.*	378,939
8,437	Humana, Inc.*	410,207
1,270	IDEXX Laboratories, Inc.*	66,662
1,907	Kinetic Concepts, Inc.*	78,740
4,804	Laboratory Corp. of America Holdings*	341,564
1,818	Lincare Holdings, Inc.*	66,939
1,155	MEDNAX, Inc.*	65,673
654	Mettler-Toledo International, Inc.*	63,745
953	Millipore Corp.*	65,729
1,590	Perrigo Co.	70,405
2,225	Sirona Dental Systems, Inc.*	71,578
13,064	Tenet Healthcare Corp.*	72,375
2,248	Universal Health Services, Inc., Class B	65,552
5,965	Waters Corp.*	339,886
		3,513,835
	Industrials - 16.7%
2,164	Brady Corp., Class A	61,155
2,014	Carlisle Cos., Inc.	67,509
2,282	Cintas Corp.	57,301
2,298	Crane Co.	70,135
8,676	Dover Corp.	372,027
2,699	EMCOR Group, Inc.*	64,938
2,244	Equifax, Inc.	71,808
3,514	Flowserve Corp.	316,857
2,131	Foster Wheeler AG (Switzerland)*	59,625
2,160	General Cable Corp.*	62,856
2,284	Graco, Inc.	60,960
4,402	GrafTech International Ltd.*	55,289
2,039	Harsco Corp.	60,681
1,405	Hubbell, Inc., Class B	60,499
6,578	Joy Global, Inc.	300,878
4,488	L-3 Communications Holdings, Inc.	374,030
1,707	Lennox International, Inc.	65,242
16,757	McDermott International, Inc.*	395,800
1,197	Nordson Corp.	67,678
1,686	Oshkosh Corp.	60,814
2,013	Pall Corp.	69,388
2,131	Pentair, Inc.	65,081
1,366	Regal-Beloit Corp.	64,749
6,556	Rockwell Collins, Inc.	348,714
3,571	Rollins, Inc.	70,277
1,798	Thomas & Betts Corp.*	60,701
850	Valmont Industries, Inc.	59,041
3,612	W.W. Grainger, Inc.	358,599
		3,802,632
	Information Technology - 19.2%
8,514	Amphenol Corp., Class A	339,198
5,344	AVX Corp.	63,487

9,147	BMC Software, Inc.*	$353,440
2,945	Broadridge Financial Solutions, Inc.	63,965
1,401	CACI International, Inc., Class A*	67,206
9,294	Citrix Systems, Inc.*	386,166
6,488	Computer Sciences Corp.*	332,834
1,538	DST Systems, Inc.*	69,718
900	FactSet Research Systems, Inc.	56,700
7,606	Fiserv, Inc.*	342,574
8,031	Harris Corp.	344,690
1,609	Hewitt Associates, Inc., Class A*	63,523
4,847	Jabil Circuit, Inc.	70,185
2,829	Jack Henry & Associates, Inc.	62,125
1,554	Lender Processing Services, Inc.	60,233
2,313	MICROS Systems, Inc.*	66,106
8,083	PMC - Sierra, Inc.*	64,260
3,555	QLogic Corp.*	61,110
2,413	Red Hat, Inc.*	65,682
1,518	Silicon Laboratories, Inc.*	64,120
1,686	Syntel, Inc.	56,683
1,516	Tech Data Corp.*	61,777
2,243	Teradata Corp.*	62,737
7,484	TIBCO Software, Inc.*	67,057
9,389	Western Digital Corp.*	356,688
45,195	Xerox Corp.	394,100
15,557	Xilinx, Inc.	366,834
		4,363,198
	Materials - 8.3%
1,911	Albemarle Corp.	68,261
1,801	AptarGroup, Inc.	63,900
1,297	Ball Corp.	65,875
2,182	Celanese Corp., Series A	63,496
2,572	Crown Holdings, Inc.*	61,239
1,087	Eastman Chemical Co.	61,448
1,604	International Flavors & Fragrances, Inc.	63,791
890	Lubrizol Corp. (The)	65,584
2,444	MeadWestvaco Corp.	58,827
599	NewMarket Corp.	54,042
11,047	Owens-Illinois, Inc.*	300,699
3,287	Packaging Corp. of America	72,446
2,683	Pactiv Corp.*	60,502
3,276	RPM International, Inc.	61,261
2,898	Sealed Air Corp.	57,496
6,635	Sigma-Aldrich Corp.	317,485
1,203	Silgan Holdings, Inc.	62,376
2,323	Sonoco Products Co.	64,486
3,627	Temple-Inland, Inc.	63,001
2,497	Valspar Corp. (The)	66,121
2,823	W.R. Grace & Co.*	67,413
936	Walter Energy, Inc.	60,765
		1,880,514
	Utilities - 5.0%
27,548	AES Corp. (The)*	347,931
10,975	Constellation Energy Group, Inc.	354,273
8,839	DTE Energy Co.	371,592
1,489	Energen Corp.	65,441
		1,139,237
	Total Common Stocks (Cost $20,675,120)	22,710,018

	Money Market Fund - 0.2%
40,398	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,398)	40,398

	Total Investments (Cost $20,715,518)(a)-100.2%	22,750,416
	Liabilities in excess of other assets-(0.2%)	(45,847)
	Net Assets-100.0%	$22,704,569

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $20,750,064. The net unrealized appreciation was $2,000,352 which consisted of aggregate gross unrealized appreciation of $2,590,330 and aggregate gross unrealized depreciation of $589,978.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.3%
41,428	Garmin Ltd.	$1,338,539
35,557	Genuine Parts Co.	1,339,788
9,397	Hanesbrands, Inc.*	215,849
8,224	Jarden Corp.	250,667
13,264	Jones Apparel Group, Inc.	191,532
65,647	Mattel, Inc.	1,294,559
5,255	Polaris Industries, Inc.	232,324
21,016	Sherwin-Williams Co. (The)	1,331,364
3,064	Whirlpool Corp.	230,351
12,314	Wyndham Worldwide Corp.	258,471
		6,683,444
	Consumer Staples - 8.2%
21,500	Del Monte Foods Co.	244,670
48,903	Dr Pepper Snapple Group, Inc.	1,352,657
10,295	Fresh Del Monte Produce, Inc.*	209,298
4,751	Lancaster Colony Corp.	259,167
105,823	Sara Lee Corp.	1,284,691
		3,350,483
	Energy - 0.6%
2,156	Core Laboratories NV (Netherlands)	252,144

	Financials - 9.4%
9,409	American Financial Group, Inc.	233,437
8,753	HCC Insurance Holdings, Inc.	237,206
51,388	Principal Financial Group, Inc.	1,184,493
4,936	Reinsurance Group of America, Inc.	240,482
6,145	StanCorp Financial Group, Inc.	264,112
5,362	Torchmark Corp.	240,754
4,218	Transatlantic Holdings, Inc.	209,593
72,582	XL Capital Ltd., Class A	1,217,200
		3,827,277
	Health Care - 12.0%
51,677	AmerisourceBergen Corp.	1,408,715
42,038	Forest Laboratories, Inc.*	1,246,006
36,277	Health Management Associates, Inc., Class A*	240,879
30,786	Humana, Inc.*	1,496,816
6,740	Kinetic Concepts, Inc.*	278,295
7,944	Universal Health Services, Inc., Class B	231,647
		4,902,358
	Industrials - 15.9%
7,648	Brady Corp., Class A	216,133
7,118	Carlisle Cos., Inc.	238,595
9,538	EMCOR Group, Inc.*	229,484
7,930	Equifax, Inc.	253,760
12,822	Flowserve Corp.	1,156,160
7,530	Foster Wheeler AG (Switzerland)*	210,689
7,634	General Cable Corp.*	222,149
21,387	Goodrich Corp.	1,324,069
15,558	GrafTech International Ltd.*	195,409
7,208	Harsco Corp.	214,510
4,967	Hubbell, Inc., Class B	213,879
16,376	L-3 Communications Holdings, Inc.	1,364,776
10,877	McDermott International, Inc.*	256,915
5,959	Oshkosh Corp.	214,941
6,354	Thomas & Betts Corp.*	214,511
		6,525,980
	Information Technology - 19.7%
18,888	AVX Corp.	224,390
10,407	Broadridge Financial Solutions, Inc.	226,040
23,676	Computer Sciences Corp.*	1,214,579
5,434	DST Systems, Inc.*	246,323
27,754	Fiserv, Inc.*	1,250,040
29,304	Harris Corp.	1,257,728
5,689	Hewitt Associates, Inc., Class A*	224,602
17,132	Jabil Circuit, Inc.	248,071
5,360	Tech Data Corp.*	218,420
13,326	Total System Services, Inc.	190,695
34,259	Western Digital Corp.*	1,301,499
164,915	Xerox Corp.	1,438,059
		8,040,446
	Materials - 7.2%
4,585	Ball Corp.	232,872
7,947	Bemis Co., Inc.	222,993
3,842	Eastman Chemical Co.	217,188
5,668	International Flavors & Fragrances, Inc.	225,416
3,145	Lubrizol Corp. (The)	231,755
11,619	Packaging Corp. of America	256,199
9,483	Pactiv Corp.*	213,842
5,039	Rock-Tenn Co., Class A	215,115
10,244	Sealed Air Corp.	203,241
4,253	Silgan Holdings, Inc.	220,518
8,209	Sonoco Products Co.	227,882
8,824	Valspar Corp. (The)	233,659
9,976	W.R. Grace & Co.*	238,227
		2,938,907
	Utilities - 10.7%
100,523	AES Corp. (The)*	1,269,605
40,047	Constellation Energy Group, Inc.	1,292,717
32,255	DTE Energy Co.	1,356,000
5,263	Energen Corp.	231,309
10,389	MDU Resources Group, Inc.	228,766
		4,378,397
	Total Common Stocks (Cost $38,534,789)	40,899,436

	Money Market Fund - 0.1%
60,338	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,338)	60,338

	Total Investments (Cost $38,595,127)(a)-100.1%	40,959,774
	Liabilities in excess of other assets-(0.1%)	(59,193)
	Net Assets-100.0%	$40,900,581

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $38,640,079. The net unrealized appreciation was $2,319,695 which consisted of aggregate gross unrealized appreciation of $3,512,300 and aggregate gross unrealized depreciation of $1,192,605.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 3.4%
19,784	American Axle & Manufacturing Holdings, Inc.*	$184,981
10,439	Dolan Media Co.*	103,137
6,300	Drew Industries, Inc.*	117,180
5,103	Lumber Liquidators Holdings, Inc.*	120,839
14,725	Shuffle Master, Inc.*	130,905
3,391	Steven Madden Ltd.*	136,115
11,932	Texas Roadhouse, Inc.*	138,769
7,729	Volcom, Inc.*	121,886
		1,053,812
	Consumer Staples - 0.3%
4,590	Medifast, Inc.*	76,423

	Energy - 0.5%
26,724	Eagle Rock Energy Partners LP	145,646

	Financials - 15.2%
11,421	Cardtronics, Inc.*	124,375
19,858	Credit Acceptance Corp.*	1,056,843
9,385	eHealth, Inc.*	170,807
19,470	FBR Capital Markets Corp.*	118,962
6,452	First Cash Financial Services, Inc.*	147,299
6,602	Forestar Group, Inc.*	122,599
14,795	GAMCO Investors, Inc., Class A	607,631
62,531	Investors Bancorp, Inc.*	739,742
4,893	KBW, Inc.*	129,958
37,101	LaSalle Hotel Properties REIT	747,585
10,694	MarketAxess Holdings, Inc.	145,759
27,336	Tower Group, Inc.	604,125
		4,715,685
	Health Care - 21.3%
41,531	Align Technology, Inc.*	778,706
38,009	American Medical Systems Holdings, Inc.*	729,773
3,800	Bio-Reference Labs, Inc.*	143,640
40,206	Cubist Pharmaceuticals, Inc.*	823,821
17,523	Dexcom, Inc.*	158,759
9,559	Dionex Corp.*	667,696
53,299	ev3, Inc.*	777,100
18,473	Exelixis, Inc.*	122,476
35,713	Immucor, Inc.*	662,476
3,723	Integra LifeSciences Holdings Corp.*	142,963
7,263	Merit Medical Systems, Inc.*	129,499
3,388	MWI Veterinary Supply, Inc.*	127,863
9,079	Natus Medical, Inc.*	123,202
11,932	Omnicell, Inc.*	142,945
5,134	Par Pharmaceutical Cos., Inc.*	135,127
34,566	PSS World Medical, Inc.*	709,294
9,538	Quidel Corp.*	126,665
5,461	Targacept, Inc.*	114,408
		6,616,413
	Industrials - 12.7%
4,730	Advisory Board Co. (The)*	152,731
3,377	Badger Meter, Inc.	127,617
18,659	Cubic Corp.	728,634
33,643	Geo Group, Inc. (The)*	622,395
20,790	Great Lakes Dredge & Dock Corp.	122,869
6,139	Harbin Electric, Inc.*	104,240
25,844	Hub Group, Inc., Class A*	623,099
4,412	II-VI, Inc.*	117,977
4,600	Stanley, Inc.*	120,428
4,531	Tennant Co.	108,427
92,113	UAL Corp.*	1,126,542
		3,954,959
	Information Technology - 44.2%
12,073	Acme Packet, Inc.*	124,956
29,917	Art Technology Group, Inc.*	134,028
14,977	Aruba Networks, Inc.*	155,611
30,932	Blackbaud, Inc.	689,784
4,585	Blue Coat Systems, Inc.*	113,020
8,017	Bottomline Technologies, Inc.*	138,694
3,962	Cabot Microelectronics Corp.*	139,264
19,689	China Information Security Technology, Inc.*	95,885
23,100	Cirrus Logic, Inc.*	157,542
5,932	CommVault Systems, Inc.*	125,699
16,826	Deltek, Inc.*	124,849
7,136	Diodes, Inc.*	119,028
29,917	Entegris, Inc.*	108,898
31,047	Euronet Worldwide, Inc.*	633,980
7,595	ExlService Holdings, Inc.*	137,849
4,954	Forrester Research, Inc.*	134,204
17,719	Hittite Microwave Corp.*	658,792
13,161	iGate Corp.	132,926
22,884	Isilon Systems, Inc.*	141,652
89,882	JDS Uniphase Corp.*	706,473
104,347	Lawson Software, Inc.*	632,343
5,347	Manhattan Associates, Inc.*	112,127
17,399	Micrel, Inc.	129,971
7,580	MicroStrategy, Inc., Class A*	710,398
5,632	Monolithic Power Systems, Inc.*	116,132
6,136	NETGEAR, Inc.*	126,647
10,005	Netscout Systems, Inc.*	140,470
14,263	NIC, Inc.	120,950
5,235	Park Electrochemical Corp.	137,419
22,855	Pegasystems, Inc.	759,929
27,539	Plantronics, Inc.	727,580
3,661	Power Integrations, Inc.	114,260
8,547	RightNow Technologies, Inc.*	136,667
90,491	Sapient Corp.*	701,305
36,079	Solarwinds, Inc.*	701,015
16,077	SonicWALL, Inc.*	122,507
6,093	Sourcefire, Inc.*	127,039
54,561	STEC, Inc.*	764,945
7,798	SuccessFactors, Inc.*	127,107
9,059	Synchronoss Technologies, Inc.*	151,829
35,809	TeleTech Holdings, Inc.*	681,803
50,288	VeriFone Holdings, Inc.*	894,623
93,141	Vishay Intertechnology, Inc.*	702,283
		13,712,483
	Materials - 1.2%
5,926	Balchem Corp.	114,905
25,291	Boise, Inc.*	130,502

8,712	Georgia Gulf Corp.*	$133,729
		379,136
	Telecommunication Services - 1.3%
10,620	Global Crossing Ltd.*	148,361
35,350	PAETEC Holding Corp.*	112,060
98,129	Vonage Holdings Corp.*	142,287
		402,708
	Total Common Stocks and Other Equity Interests (Cost $28,151,133)	31,057,265

	Money Market Fund - 0.1%
34,683	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,683)	34,683

	Total Investments (Cost $28,185,816)(a)-100.2%	31,091,948
	Liabilities in excess of other assets-(0.2%)	(57,907)
	Net Assets-100.0%	$31,034,041

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $28,222,713. The net unrealized appreciation was $2,869,235 which consisted of aggregate gross unrealized appreciation of $3,600,134 and aggregate gross unrealized depreciation of $730,899.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.5%
1,687	American Greetings Corp., Class A	$31,176
3,365	Asbury Automotive Group, Inc.*	37,250
2,267	Big 5 Sporting Goods Corp.	33,121
1,405	Bob Evans Farms, Inc.	39,213
14,191	Brinker International, Inc.	231,597
2,955	Cabela’s, Inc.*	47,635
1,858	Cato Corp. (The), Class A	37,996
10,474	Cheesecake Factory, Inc. (The)*	221,420
5,165	Columbia Sportswear Co.	213,728
1,973	Cooper Tire & Rubber Co.	33,600
957	Cracker Barrel Old Country Store, Inc.	35,371
5,135	Dana Holding Corp.*	52,942
4,774	Gymboree Corp.*	186,234
1,999	HSN, Inc.*	38,261
7,428	International Speedway Corp., Class A	190,974
3,189	Interval Leisure Group, Inc.*	40,564
1,066	Jo-Ann Stores, Inc.*	37,331
3,726	La-Z-Boy, Inc.*	37,819
2,397	Maidenform Brands, Inc.*	35,835
9,140	Men’s Wearhouse, Inc. (The)	184,171
3,365	Modine Manufacturing Co.*	32,001
4,497	Pep Boys - Manny, Moe & Jack (The)	37,550
10,895	Rent-A-Center, Inc.*	217,900
4,655	Retail Ventures, Inc.*	38,543
27,445	Sally Beauty Holdings, Inc.*	228,891
1,404	Scholastic Corp.	41,980
8,680	Skechers U.S.A., Inc., Class A*	243,561
3,991	Sonic Automotive, Inc., Class A	38,114
2,992	Stage Stores, Inc.	38,657
11,414	Standard Pacific Corp.*	41,433
3,368	Stein Mart, Inc.*	26,607
884	Steiner Leisure Ltd.*	35,219
991	Steven Madden Ltd.*	39,779
2,405	Tenneco, Inc.*	42,520
823	UniFirst Corp.	41,347
7,637	Wolverine World Wide, Inc.	201,999
12,342	World Wrestling Entertainment, Inc., Class A	197,472
		3,309,811
	Consumer Staples - 4.2%
7,530	Alliance One International, Inc.*	38,328
15,010	Bare Escentuals, Inc.*	272,732
4,153	Central Garden & Pet Co.*	39,620
4,856	Darling International, Inc.*	37,828
3,343	Inter Parfums, Inc.	44,495
967	J & J Snack Foods Corp.	40,430
7,765	United Natural Foods, Inc.*	210,509
1,172	USANA Health Sciences, Inc.*	33,308
1,128	WD-40 Co.	34,709
		751,959
	Energy - 3.4%
8,097	Alliance Holdings GP LP	219,834
737	Enbridge Energy Management LLC*	37,550
3,866	Gulfport Energy Corp.*	39,974
3,136	Venoco, Inc.*	36,158
7,017	Williams Partners LP	268,681
		602,197
	Financials - 12.4%
2,601	Capstead Mortgage Corp. REIT	34,541
3,337	Cardtronics, Inc.*	36,340
2,669	CNA Surety Corp.*	37,366
7,825	Conseco, Inc.*	37,247
5,802	Credit Acceptance Corp.*	308,782
9,226	Delphi Financial Group, Inc., Class A	186,826
3,217	Dime Community Bancshares	38,894
1,504	Dollar Financial Corp.*	33,915
2,363	Encore Capital Group, Inc.*	37,264
5,689	FBR Capital Markets Corp.*	34,760
1,885	First Cash Financial Services, Inc.*	43,035
3,880	First Financial Bankshares, Inc.	205,834
1,929	Forestar Group, Inc.*	35,822
4,323	GAMCO Investors, Inc., Class A	177,546
3,639	Hercules Technology Growth Capital, Inc.	36,608
926	Infinity Property & Casualty Corp.	36,725
3,125	MarketAxess Holdings, Inc.	42,594
5,286	Meadowbrook Insurance Group, Inc.	35,680
4,267	National Financial Partners Corp.*	36,056
14,099	OneBeacon Insurance Group Ltd., Class A	183,005
2,377	optionsXpress Holdings, Inc.	34,110
6,837	Potlatch Corp. REIT	209,896
3,904	RLI Corp.	200,900
1,027	Safety Insurance Group, Inc.	35,945
2,344	Selective Insurance Group, Inc.	36,262
5,013	TradeStation Group, Inc.*	35,442
1,221	World Acceptance Corp.*	49,316
		2,220,711
	Health Care - 13.5%
12,135	Align Technology, Inc.*	227,531
5,109	Amedisys, Inc.*	280,740
11,106	American Medical Systems Holdings, Inc.*	213,235
1,739	AmSurg Corp.*	36,710
1,110	Bio-Reference Labs, Inc.*	41,958
1,893	Centene Corp.*	36,440
4,368	Chemed Corp.	203,112
2,793	Dionex Corp.*	195,091
15,573	ev3, Inc.*	227,054
2,691	Hanger Orthopedic Group, Inc.*	43,756
2,200	Healthspring, Inc.*	38,258
2,173	Healthways, Inc.*	37,071
1,462	Invacare Corp.*	36,609
2,445	Kindred Healthcare, Inc.*	41,345
5,314	Magellan Health Services, Inc.*	209,797
8,265	Medicis Pharmaceutical Corp., Class A	191,004
990	MWI Veterinary Supply, Inc.*	37,363
2,448	Odyssey HealthCare, Inc.*	35,937
1,500	Par Pharmaceutical Cos., Inc.*	39,480
10,100	PSS World Medical, Inc.*	207,252
1,281	RehabCare Group, Inc.*	37,226
		2,416,969
	Industrials - 15.7%
4,601	A.O. Smith Corp.	195,910
1,900	AAR Corp.*	44,023

5,973	ACCO Brands Corp.*	$45,992
1,382	Advisory Board Co. (The)*	44,625
1,217	Alaska Air Group, Inc.*	38,141
742	Amerco, Inc.*	28,040
2,597	Apogee Enterprises, Inc.	35,735
1,634	ATC Technology Corp.*	35,736
1,203	Atlas Air Worldwide Holdings, Inc.*	44,114
1,062	AZZ, Inc.	31,945
2,130	Chart Industries, Inc.*	34,357
3,158	Comfort Systems USA, Inc.	37,043
1,001	Cubic Corp.	39,089
2,781	Deluxe Corp.	51,754
1,919	Dollar Thrifty Automotive Group, Inc.*	46,747
4,554	Dycom Industries, Inc.*	37,206
8,514	EnerSys*	165,938
2,564	Ennis, Inc.	38,460
4,804	Esterline Technologies Corp.*	181,399
4,425	GenCorp, Inc.*	24,780
5,735	Hawaiian Holdings, Inc.*	34,066
2,363	Herman Miller, Inc.	39,911
7,587	HNI Corp.	189,827
1,289	II-VI, Inc.*	34,468
2,181	Interline Brands, Inc.*	36,641
1,611	Kaman Corp.	40,098
1,107	M&F Worldwide Corp.*	40,173
1,539	Mueller Industries, Inc.	37,844
1,011	Powell Industries, Inc.*	29,531
2,292	Quanex Building Products Corp.	36,855
7,952	Sykes Enterprises, Inc.*	190,689
5,797	Teledyne Technologies, Inc.*	215,996
1,324	Tennant Co.	31,683
4,924	Toro Co. (The)	191,790
2,536	Tredegar Corp.	41,032
747	Triumph Group, Inc.	38,045
3,905	United Stationers, Inc.*	213,057
6,203	Watts Water Technologies, Inc., Class A	179,453
		2,822,193
	Information Technology - 25.3%
3,528	Acme Packet, Inc.*	36,515
34,659	Amkor Technology, Inc.*	197,210
19,552	Arris Group, Inc.*	196,302
8,742	Art Technology Group, Inc.*	39,164
10,617	Benchmark Electronics, Inc.*	193,442
9,038	Blackbaud, Inc.	201,547
2,342	Bottomline Technologies, Inc.*	40,517
2,520	Checkpoint Systems, Inc.*	40,421
1,733	CommVault Systems, Inc.*	36,722
2,192	CSG Systems International, Inc.*	42,547
5,825	Cymer, Inc.*	182,730
2,085	Diodes, Inc.*	34,778
4,425	EarthLink, Inc.	35,887
5,127	Epicor Software Corp.*	39,324
9,072	Euronet Worldwide, Inc.*	185,250
4,480	Fairchild Semiconductor International, Inc.*	40,230
5,013	Global Cash Access Holdings, Inc.*	40,605
5,177	Hittite Microwave Corp.*	192,481
3,846	iGate Corp.	38,845
33,528	Integrated Device Technology, Inc.*	190,104
6,687	Isilon Systems, Inc.*	41,393
1,784	j2 Global Communications, Inc.*	36,643
1,523	JDA Software Group, Inc.*	39,918
30,490	Lawson Software, Inc.*	184,769
1,562	Manhattan Associates, Inc.*	32,755
5,084	Micrel, Inc.	37,977
2,215	MicroStrategy, Inc., Class A*	207,590
4,531	ModusLink Global Solutions, Inc.*	45,990
1,425	Multi-Fineline Electronix, Inc.*	34,015
2,923	Netscout Systems, Inc.*	41,039
1,530	Park Electrochemical Corp.	40,162
8,047	Plantronics, Inc.	212,602
7,109	Plexus Corp.*	241,777
1,070	Power Integrations, Inc.	33,395
1,490	Progress Software Corp.*	41,914
15,317	Quantum Corp.*	39,211
3,737	Radiant Systems, Inc.*	43,162
45,380	RF Micro Devices, Inc.*	174,713
2,498	RightNow Technologies, Inc.*	39,943
4,433	Sanmina-SCI Corp.*	58,516
1,270	SYNNEX Corp.*	33,617
10,463	TeleTech Holdings, Inc.*	199,215
14,694	VeriFone Holdings, Inc.*	261,406
27,215	Vishay Intertechnology, Inc.*	205,201
6,811	Wright Express Corp.*	199,971
		4,531,515
	Materials - 4.5%
2,123	A. Schulman, Inc.	47,810
7,390	Boise, Inc.*	38,132
3,850	Buckeye Technologies, Inc.*	44,044
2,206	Bway Holding Co.*	37,634
761	Clearwater Paper Corp.*	37,236
3,538	Glatfelter	48,824
13,474	Graphic Packaging Holding Co.*	45,542
1,775	H.B. Fuller Co.	35,536
1,487	Innophos Holdings, Inc.	29,086
5,390	KapStone Paper and Packaging Corp.*	49,804
1,280	Koppers Holdings, Inc.	35,738
5,098	PolyOne Corp.*	37,980
18,271	Solutia, Inc.*	251,226
588	Stepan Co.	34,386
3,628	Wausau Paper Corp.*	31,999
		804,977
	Telecommunication Services - 1.4%
3,710	AboveNet, Inc.*	217,554
764	Atlantic Tele-Network, Inc.	37,001
		254,555
	Utilities - 1.1%
6,603	IDACORP, Inc.	207,004

	Total Common Stocks and Other Equity Interests (Cost $16,318,363)	17,921,891

	Money Market Fund - 0.2%
38,466	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,466)	38,466

	Total Investments (Cost $16,356,829)(a)-100.2%	17,960,357
	Liabilities in excess of other assets-(0.2%)	(42,251)
	Net Assets-100.0%	$17,918,106

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $16,384,673. The net unrealized appreciation was $1,575,684 which consisted of aggregate gross unrealized appreciation of $2,013,368 and aggregate gross unrealized depreciation of $437,684.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 24.7%
12,589	American Greetings Corp., Class A	$232,645
25,108	Asbury Automotive Group, Inc.*	277,946
16,914	Big 5 Sporting Goods Corp.	247,114
10,482	Bob Evans Farms, Inc.	292,553
105,881	Brinker International, Inc.	1,727,978
22,044	Cabela’s, Inc.*	355,349
38,536	Columbia Sportswear Co.	1,594,620
14,717	Cooper Tire & Rubber Co.	250,631
7,140	Cracker Barrel Old Country Store, Inc.	263,894
35,622	Gymboree Corp.*	1,389,614
14,913	HSN, Inc.*	285,435
55,419	International Speedway Corp., Class A	1,424,822
23,791	Interval Leisure Group, Inc.*	302,622
68,190	Men’s Wearhouse, Inc. (The)	1,374,028
81,288	Rent-A-Center, Inc.*	1,625,760
34,728	Retail Ventures, Inc.*	287,548
204,763	Sally Beauty Holdings, Inc.*	1,707,723
10,478	Scholastic Corp.	313,292
29,778	Sonic Automotive, Inc., Class A	284,380
6,596	Steiner Leisure Ltd.*	262,785
6,139	UniFirst Corp.	308,423
56,981	Wolverine World Wide, Inc.	1,507,147
		16,316,309
	Consumer Staples - 1.7%
56,177	Alliance One International, Inc.*	285,941
30,986	Central Garden & Pet Co.*	295,606
36,233	Darling International, Inc.*	282,255
7,212	J & J Snack Foods Corp.	301,534
		1,165,336
	Energy - 6.0%
60,409	Alliance Holdings GP LP	1,640,104
28,846	Gulfport Energy Corp.*	298,268
52,350	Williams Partners LP	2,004,481
		3,942,853
	Financials - 13.9%
19,911	CNA Surety Corp.*	278,754
58,385	Conseco, Inc.*	277,913
68,835	Delphi Financial Group, Inc., Class A	1,393,909
24,004	Dime Community Bancshares	290,208
11,221	Dollar Financial Corp.*	253,033
27,146	Hercules Technology Growth Capital, Inc.	273,089
6,910	Infinity Property & Casualty Corp.	274,051
39,440	Meadowbrook Insurance Group, Inc.	266,220
31,834	National Financial Partners Corp.*	268,997
105,193	OneBeacon Insurance Group Ltd., Class A	1,365,405
51,011	Potlatch Corp. REIT	1,566,038
29,129	RLI Corp.	1,498,978
7,662	Safety Insurance Group, Inc.	268,170
17,489	Selective Insurance Group, Inc.	270,555
37,399	TradeStation Group, Inc.*	264,411
9,108	World Acceptance Corp.*	367,872
		9,177,603
	Health Care - 11.6%
12,975	AmSurg Corp.*	273,902
14,126	Centene Corp.*	271,925
32,592	Chemed Corp.	1,515,528
16,415	Healthspring, Inc.*	285,457
16,216	Healthways, Inc.*	276,645
65,638	Hill-Rom Holdings, Inc.	1,533,960
18,240	Kindred Healthcare, Inc.*	308,438
39,648	Magellan Health Services, Inc.*	1,565,303
9,561	RehabCare Group, Inc.*	277,843
43,904	WellCare Health Plans, Inc.*	1,368,927
		7,677,928
	Industrials - 20.3%
34,328	A.O. Smith Corp.	1,461,686
14,178	AAR Corp.*	328,504
44,568	ACCO Brands Corp.*	343,174
9,083	Alaska Air Group, Inc.*	284,661
19,377	Apogee Enterprises, Inc.	266,628
12,194	ATC Technology Corp.*	266,683
8,973	Atlas Air Worldwide Holdings, Inc.*	329,040
7,923	AZZ, Inc.	238,324
15,888	Chart Industries, Inc.*	256,273
20,745	Deluxe Corp.	386,064
33,978	Dycom Industries, Inc.*	277,600
19,128	Ennis, Inc.	286,920
56,604	HNI Corp.	1,416,232
16,276	Interline Brands, Inc.*	273,437
12,019	Kaman Corp.	299,153
11,482	Mueller Industries, Inc.	282,342
43,252	Teledyne Technologies, Inc.*	1,611,570
18,925	Tredegar Corp.	306,206
29,135	United Stationers, Inc.*	1,589,606
46,277	Watts Water Technologies, Inc., Class A	1,338,794
56,276	WESCO International, Inc.*	1,559,971
		13,402,868
	Information Technology - 10.5%
258,591	Amkor Technology, Inc.*	1,471,383
145,879	Arris Group, Inc.*	1,464,625
16,355	CSG Systems International, Inc.*	317,451
33,013	EarthLink, Inc.	267,735
33,426	Fairchild Semiconductor International, Inc.*	300,165
37,399	Global Cash Access Holdings, Inc.*	302,932
11,360	JDA Software Group, Inc.*	297,746
33,806	ModusLink Global Solutions, Inc.*	343,131
114,275	Quantum Corp.*	292,544
338,574	RF Micro Devices, Inc.*	1,303,510
11,259	ScanSource, Inc.*	318,179
9,479	SYNNEX Corp.*	250,909
		6,930,310
	Materials - 6.3%
28,722	Buckeye Technologies, Inc.*	328,580
5,676	Clearwater Paper Corp.*	277,727
13,244	H.B. Fuller Co.	265,145
40,211	KapStone Paper and Packaging Corp.*	371,549
9,550	Koppers Holdings, Inc.	266,636
38,037	PolyOne Corp.*	283,376
136,317	Solutia, Inc.*	1,874,359
4,384	Stepan Co.	256,376
27,065	Wausau Paper Corp.	238,713
		4,162,461

	Telecommunication Services - 0.4%
5,703	Atlantic Tele-Network, Inc.	$276,196

	Utilities - 4.6%
49,267	IDACORP, Inc.	1,544,521
49,284	Unisource Energy Corp.	1,514,990
		3,059,511
	Total Common Stocks and Other Equity Interests (Cost $62,115,562)	66,111,375

	Money Market Fund - 0.1%
45,461	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $45,461)	45,461

	Total Investments (Cost $62,161,023)(a)-100.1%	66,156,836
	Liabilities in excess of other assets-(0.1%)	(60,443)
	Net Assets-100.0%	$66,096,393

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $62,270,379. The net unrealized appreciation was $3,886,457 which consisted of aggregate gross unrealized appreciation of $5,374,288 and aggregate gross unrealized depreciation of $1,487,831.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.3%
146	AFC Enterprises, Inc.*	$1,197
133	Airmedia Group, Inc. ADR (China)*	1,032
145	Ambassadors Group, Inc.	1,643
140	American Public Education, Inc.*	5,340
91	America’s Car-Mart, Inc.*	2,141
103	Ascent Media Corp., Class A*	2,654
159	Audiovox Corp., Class A*	1,057
647	Ballard Power Systems, Inc. (Canada)*	1,449
267	Bebe Stores, Inc.	1,650
166	Big 5 Sporting Goods Corp.	2,425
206	BJ’s Restaurants, Inc.*	4,355
84	Blue Nile, Inc.*	4,330
105	Buffalo Wild Wings, Inc.*	4,915
186	California Pizza Kitchen, Inc.*	2,567
50	Cavco Industries, Inc.*	1,792
889	Charming Shoppes, Inc.*	5,165
68	Cherokee, Inc.	1,091
42	China Auto Logistics, Inc.*	176
60	China Automotive Systems, Inc.*	973
341	ChinaCast Education Corp.*	2,264
32	Churchill Downs, Inc.	1,162
85	Citi Trends, Inc.*	2,646
540	CKX, Inc.*	2,192
526	Coldwater Creek, Inc.*	2,346
130	Conn’s, Inc.*	731
60	Core-Mark Holding Co., Inc.*	1,789
661	CROCS, Inc.*	4,858
114	Crown Media Holdings, Inc., Class A*	161
96	Deer Consumer Products, Inc.*	988
741	Denny’s Corp.*	1,793
100	Dorman Products, Inc.*	1,545
575	drugstore.com, Inc.*	1,633
143	Exceed Co. Ltd. (British Virgin Islands)*	1,293
580	Exide Technologies*	4,483
128	FGX International Holdings Ltd.*	2,515
407	Finish Line, Inc. (The), Class A	4,514
51	Fisher Communications, Inc.*	656
311	Fred’s, Inc., Class A	3,119
102	Fuel Systems Solutions, Inc.*	3,635
160	Fuqi International, Inc.*	2,632
102	Gaiam, Inc., Class A*	658
140	G-III Apparel Group Ltd.*	2,437
137	Global Sources Ltd. (Bermuda)*	858
105	Global Traffic Network, Inc.*	466
175	Helen of Troy Ltd.*	4,125
219	Hibbett Sports, Inc.*	4,647
184	Home Inns & Hotels Management, Inc. ADR (China)*	5,660
339	Hot Topic, Inc.*	1,949
433	HSN, Inc.*	8,288
479	Imax Corp. (Canada)*	6,131
433	Interval Leisure Group, Inc.*	5,508
38	iRobot Corp.*	600
124	Isle of Capri Casinos, Inc.*	998
215	JAKKS Pacific, Inc.*	2,365
140	Jos. A. Bank Clothiers, Inc.*	5,867
114	Kirkland’s, Inc.*	1,763
276	Knology, Inc.*	3,014
209	K-Swiss, Inc., Class A	1,898
82	Learning Tree International, Inc.*	904
156	Lincoln Educational Services Corp.*	3,232
650	Live Nation Entertainment, Inc.*	7,456
312	Mediacom Communications Corp., Class A*	1,298
1,019	Melco Crown Entertainment Ltd. ADR (Cayman Islands)*	3,638
93	Monarch Casino & Resort, Inc.*	665
152	Monro Muffler Brake, Inc.	5,201
227	Morgans Hotel Group Co.*	910
324	National CineMedia, Inc.	4,854
403	NET Servicos de Comunicacao SA ADR (Brazil)*	4,768
99	Outdoor Channel Holdings, Inc.*	500
131	Overstock.com, Inc.*	1,554
506	Pacific Sunwear of California, Inc.*	1,781
99	Peet’s Coffee & Tea, Inc.*	3,237
131	PetMed Express, Inc.	2,414
195	Princeton Review, Inc.*	825
165	RC2 Corp.*	2,371
276	RCN Corp.*	2,708
89	Red Robin Gourmet Burgers, Inc.*	1,640
40	RRsat Global Communications Network Ltd. (Israel)	458
410	Select Comfort Corp.*	2,653
75	Shoe Carnival, Inc.*	1,370
414	Shuffle Master, Inc.*	3,681
98	Shutterfly, Inc.*	1,550
459	Smith & Wesson Holding Corp.*	1,818
467	Sonic Corp.*	3,937
252	Spartan Motors, Inc.	1,512
91	Stamps.com, Inc.*	804
247	Stein Mart, Inc.*	1,951
112	Steiner Leisure Ltd.*	4,462
139	Steven Madden Ltd.*	5,580
688	Stewart Enterprises, Inc., Class A	3,488
56	Syms Corp.*	438
406	Texas Roadhouse, Inc.*	4,722
146	True Religion Apparel, Inc.*	2,819
105	Universal Electronics, Inc.*	2,496
184	VisionChina Media, Inc. ADR (China)*	1,599
140	Volcom, Inc.*	2,208
27	Wacoal Holdings Corp. ADR (Japan)	1,523
127	West Marine, Inc.*	1,066
290	Westport Innovations, Inc. (Canada)*	3,596
747	Wet Seal, Inc. (The), Class A*	2,503
88	Weyco Group, Inc.	1,985
191	Wonder Auto Technology, Inc.*	1,916
173	Zumiez, Inc.*	2,202
		262,432
	Consumer Staples - 3.6%
43	Alico, Inc.	1,103
141	Andersons, Inc. (The)	3,804

18	Arden Group, Inc., Class A	$1,831
112	Calavo Growers, Inc.	1,877
123	Cal-Maine Foods, Inc.	4,016
152	Central Garden & Pet Co.*	1,450
367	Central Garden & Pet Co., Class A*	3,226
95	China Sky One Medical, Inc.*	1,680
86	China-Biotics, Inc.*	1,094
41	Coca-Cola Bottling Co. Consolidated	2,069
378	Cresud S.A.C.I.F.y A. ADR (Argentina)	4,517
127	Diamond Foods, Inc.	4,562
222	Elizabeth Arden, Inc.*	3,445
62	Farmer Bros. Co.	1,066
159	Female Health Co. (The)	875
16	Griffin Land & Nurseries, Inc.	442
94	Imperial Sugar Co.	1,541
93	Inter Parfums, Inc.	1,238
106	J & J Snack Foods Corp.	4,432
39	Lifeway Foods, Inc.*	466
98	Nash Finch Co.	3,381
105	National Beverage Corp.	1,211
71	Origin Agritech Ltd. (British Virgin Islands)*	753
130	Pantry, Inc. (The)*	1,751
228	PriceSmart, Inc.	4,562
483	Smart Balance, Inc.*	2,685
173	Spartan Stores, Inc.	2,342
499	SunOpta, Inc. (Canada)*	1,452
66	Susser Holdings Corp.*	582
89	USANA Health Sciences, Inc.*	2,529
40	Village Super Market, Inc., Class A	1,040
127	WD-40 Co.	3,908
420	Winn-Dixie Stores, Inc.*	4,255
196	Zhongpin, Inc.*	2,391
		77,576
	Energy - 4.7%
260	Acergy SA ADR (Luxembourg)	3,942
119	Approach Resources, Inc.*	953
292	ATP Oil & Gas Corp.*	4,225
763	Brigham Exploration Co.*	9,949
105	Bronco Drilling Co., Inc.*	527
100	China Integrated Energy, Inc.*	808
47	Clayton Williams Energy, Inc.*	1,543
230	Clean Energy Fuels Corp.*	3,850
268	Crosstex Energy, Inc.	2,077
60	Dawson Geophysical Co.*	1,301
1,600	Delta Petroleum Corp.*	2,032
385	Energy XXI Bermuda Ltd. (Bermuda)	6,980
327	Fx Energy, Inc.*	968
111	Georesources, Inc.*	1,419
658	Global Industries Ltd.*	4,586
77	Green Plains Renewable Energy, Inc.*	1,006
110	Gulf Island Fabrication, Inc.	1,921
245	Gulfport Energy Corp.*	2,533
894	Hercules Offshore, Inc.*	3,487
1,614	Ivanhoe Energy, Inc. (Canada)*	4,713
211	James River Coal Co.*	3,302
132	Knightsbridge Tankers Ltd. (Bermuda)	1,902
200	Matrix Service Co.*	2,018
34	OYO Geospace Corp.*	1,274
148	Petroleum Development Corp.*	3,102
96	PHI, Inc.*	1,868
296	Ram Energy Resources, Inc.*	485
212	Rex Energy Corp.*	2,627
403	Rosetta Resources, Inc.*	8,286
89	Seahawk Drilling, Inc.*	1,861
129	StealthGas, Inc. (Greece)	646
177	Superior Well Services, Inc.*	2,802
100	T-3 Energy Services, Inc.*	2,255
288	Tesco Corp. (Canada)*	3,764
124	Toreador Resources Corp.*	1,564
504	Transglobe Energy Corp. (Canada)*	1,789
89	Union Drilling, Inc.*	647
545	Warren Resources, Inc.*	1,259
		100,271
	Financials - 15.6%
139	1st Source Corp.	2,120
166	Abington Bancorp, Inc.	1,185
185	Altisource Portfolio Solutions SA (Luxembourg)*	4,246
187	American Capital Agency Corp. REIT	4,991
79	American Physicians Capital, Inc.	2,193
53	American Physicians Service Group, Inc.	1,214
105	Ameris Bancorp	981
144	AMERISAFE, Inc.*	2,491
85	Arrow Financial Corp.	2,208
118	Asset Acceptance Capital Corp.*	687
66	Avatar Holdings, Inc.*	1,118
70	Baldwin & Lyons, Inc., Class B	1,665
47	BancFirst Corp.	1,894
35	Bancorp Rhode Island, Inc.	863
181	Bank Mutual Corp.	1,209
97	Bank of The Ozarks, Inc.	2,874
167	BankFinancial Corp.	1,595
107	Berkshire Hills Bancorp, Inc.	1,771
292	BGC Partners, Inc., Class A	1,188
529	Boston Private Financial Holdings, Inc.	3,793
455	Brookline Bancorp, Inc.	4,555
59	Camden National Corp.	1,712
98	Capital City Bank Group, Inc.	1,174
22	Capital Southwest Corp.	1,792
221	Cardinal Financial Corp.	2,062
125	Cardtronics, Inc.*	1,361
477	Cathay General Bancorp	4,570
185	Chemical Financial Corp.	3,920
3,039	Citizens Republic Bancorp, Inc.*	2,310
123	City Holding Co.	3,866
103	Clifton Savings Bancorp, Inc.	881
105	CNinsure, Inc. ADR (Cayman Islands)	1,954
280	CoBiz Financial, Inc.	1,495
216	Columbia Banking System, Inc.	4,102
117	Community Trust Bancorp, Inc.	2,964
185	CompuCredit Holdings Corp.	618
71	Credit Acceptance Corp.*	3,779
169	Danvers Bancorp, Inc.	2,305
20	Diamond Hill Investment Group, Inc.	1,175
265	Dime Community Bancshares	3,204
186	Dollar Financial Corp.*	4,194
115	Donegal Group, Inc., Class A	1,696
180	eHealth, Inc.*	3,276
20	EMC Insurance Group, Inc.	414
177	Encore Capital Group, Inc.*	2,791
99	Enterprise Financial Services Corp.	925
86	Epoch Holding Corp.	771
352	EZCORP, Inc., Class A*	6,392

243	FBR Capital Markets Corp.*	$1,485
128	First Bancorp	1,981
500	First Busey Corp.	1,775
230	First Cash Financial Services, Inc.*	5,251
136	First Community Bancshares, Inc.	1,586
297	First Financial Bancorp	4,871
76	First Financial Corp.	2,098
123	First Financial Holdings, Inc.	1,450
150	First Financial Northwest, Inc.	928
165	First Merchants Corp.	1,115
422	First Midwest Bancorp, Inc.	5,558
76	First South Bancorp, Inc.	768
215	Firstservice Corp. (Canada)*	4,169
240	Flushing Financial Corp.	2,940
53	Fox Chase Bancorp, Inc.*	523
52	FPIC Insurance Group, Inc.*	1,973
456	GFI Group, Inc.	2,221
77	Great Southern Bancorp, Inc.	1,730
230	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	5,554
155	Hallmark Financial Services, Inc.*	1,217
332	Harleysville National Corp.	2,121
126	Heartland Financial USA, Inc.	1,758
68	Home Bancorp, Inc.*	838
148	Home BancShares, Inc.	3,638
64	Home Federal Bancorp, Inc.	851
125	Hudson Valley Holding Corp.	3,032
161	Independent Bank Corp.	3,751
106	Infinity Property & Casualty Corp.	4,204
133	International Assets Holding Corp.*	1,980
27	Kansas City Life Insurance Co.	729
41	K-Fed Bancorp	363
183	Lakeland Bancorp, Inc.	1,259
122	Lakeland Financial Corp.	2,263
68	Legacy Bancorp, Inc.	652
57	Life Partners Holdings, Inc.	1,133
542	Maiden Holdings Ltd. (Bermuda)	3,680
155	MainSource Financial Group, Inc.	854
244	MarketAxess Holdings, Inc.	3,326
135	Medallion Financial Corp.	1,084
86	Meridian Interstate Bancorp, Inc.*	819
170	Mission West Properties, Inc. REIT	1,198
292	Nara Bancorp, Inc.*	2,669
24	NASB Financial, Inc.	516
44	National Interstate Corp.	792
26	National Western Life Insurance Co., Class A	4,225
379	NewStar Financial, Inc.*	1,649
340	Northfield Bancorp, Inc.	4,502
104	OceanFirst Financial Corp.	1,077
106	Old Second Bancorp, Inc.	628
125	Oritani Financial Corp.	1,639
142	Pacific Continental Corp.	1,441
147	Penson Worldwide, Inc.*	1,238
81	Peoples Bancorp, Inc.	1,051
131	Pico Holdings, Inc.*	4,112
254	Pinnacle Financial Partners, Inc.*	3,840
186	PMA Capital Corp., Class A*	1,120
170	Presidential Life Corp.	1,535
305	Provident New York Bancorp	2,486
162	Renasant Corp.	2,325
141	Republic Bancorp, Inc., Class A	2,342
75	Rockville Financial, Inc.	729
239	Roma Financial Corp.	2,806
212	S&T Bancorp, Inc.	3,714
105	S.Y. Bancorp, Inc.	2,225
116	Safety Insurance Group, Inc.	4,060
164	Sanders Morris Harris Group, Inc.	776
127	Sandy Spring Bancorp, Inc.	1,523
97	SCBT Financial Corp.	2,910
407	Seacoast Banking Corp. of Florida	627
64	Shore Bancshares, Inc.	851
56	Sierra Bancorp	572
129	Simmons First National Corp., Class A	3,462
1,660	South Financial Group, Inc. (The)	772
114	Southside Bancshares, Inc.	2,269
112	Southwest Bancorp, Inc.	839
175	StellarOne Corp.	1,830
630	Sterling Bancshares, Inc.	3,219
74	Suffolk Bancorp	1,995
133	Sun Bancorp, Inc.*	507
662	Susquehanna Bancshares, Inc.	5,197
94	Territorial Bancorp, Inc.*	1,758
275	Texas Capital Bancshares, Inc.*	4,634
196	Thomas Weisel Partners Group, Inc.*	837
343	Tower Group, Inc.	7,580
192	Townebank	2,052
159	TradeStation Group, Inc.*	1,124
121	TriCo Bancshares	2,088
587	Trustco Bank Corp. NY	3,522
141	Union Bankshares Corp.*	1,812
279	United America Indemnity Ltd., Class A*	1,978
724	United Community Banks, Inc.*	3,251
138	United Financial Bancorp, Inc.	1,813
155	United Fire & Casualty Co.	2,607
127	Univest Corp. of Pennsylvania	2,233
96	ViewPoint Financial Group	1,416
205	Virginia Commerce Bancorp*	1,191
123	Washington Trust Bancorp, Inc.	2,102
205	WesBanco, Inc.	2,975
235	Westfield Financial, Inc.	1,918
168	Wilshire Bancorp, Inc.	1,547
125	World Acceptance Corp.*	5,049
55	WSFS Financial Corp.	1,485
		334,312
	Health Care - 19.6%
126	3SBio, Inc. ADR (Cayman Islands)*	1,441
169	Abaxis, Inc.*	4,070
288	Abiomed, Inc.*	2,281
210	Accelrys, Inc.*	1,195
443	Accuray, Inc.*	2,631
291	Acorda Therapeutics, Inc.*	8,142
184	Affymax, Inc.*	3,864
548	Affymetrix, Inc.*	2,893
95	Air Methods Corp.*	2,904
522	Akorn, Inc.*	830
184	Albany Molecular Research, Inc.*	1,746
598	Allos Therapeutics, Inc.*	4,341
70	Almost Family, Inc.*	2,545
302	Alphatec Holdings, Inc.*	1,335
131	AMAG Pharmaceuticals, Inc.*	5,761
121	American Dental Partners, Inc.*	1,531
74	Analogic Corp.	2,960
187	Angiodynamics, Inc.*	3,001

142	Ardea Biosciences, Inc.*	$2,079
714	Arena Pharmaceuticals, Inc.*	2,228
839	Ariad Pharmaceuticals, Inc.*	1,854
344	Arqule, Inc.*	1,111
380	Array Biopharma, Inc.*	908
15	Atrion Corp.	2,118
416	ATS Medical, Inc.*	1,086
338	BioCryst Pharmaceuticals, Inc.*	2,312
126	BioMimetic Therapeutics, Inc.*	1,489
106	Bio-Reference Labs, Inc.*	4,007
303	BioScrip, Inc.*	2,203
40	Biospecifics Technologies Corp.*	1,080
240	BMP Sunstone Corp. (China)*	1,291
291	Cadence Pharmaceuticals, Inc.*	2,898
514	Cardiome Pharma Corp. (Canada)*	2,627
183	CardioNet, Inc.*	1,109
630	Celera Corp.*	4,240
4,430	Cell Therapeutics, Inc.*	4,917
244	Celldex Therapeutics, Inc.*	1,088
192	China Medical Technologies, Inc. ADR (Cayman Islands)	2,509
150	Clinical Data, Inc.*	2,306
42	Computer Programs & Systems, Inc.	1,580
235	Conceptus, Inc.*	4,561
71	Corvel Corp.*	2,141
236	Cross Country Healthcare, Inc.*	2,138
122	Crucell NV ADR (Netherlands)*	2,367
50	Cumberland Pharmaceuticals, Inc.*	594
50	Cutera, Inc.*	442
160	Cyberonics, Inc.*	2,998
75	Cynosure, Inc., Class A*	761
295	Cypress Bioscience, Inc.*	1,519
469	Cytokinetics, Inc.*	1,416
350	Dexcom, Inc.*	3,171
973	Discovery Laboratories, Inc.*	674
669	Durect Corp.*	1,452
600	Dyax Corp.*	2,022
63	Ensign Group, Inc. (The)	1,077
349	Enzon Pharmaceuticals, Inc.*	3,480
374	eResearchTechnology, Inc.*	2,300
148	Eurand NV (Netherlands)*	1,635
74	Exactech, Inc.*	1,195
827	Exelixis, Inc.*	5,483
189	Facet Biotech Corp.*	2,977
185	Flamel Technologies SA ADR (France)*	1,550
165	Genomic Health, Inc.*	2,727
131	Genoptix, Inc.*	4,265
226	Gentiva Health Services, Inc.*	5,772
702	Geron Corp.*	3,798
113	Given Imaging Ltd. (Israel)	1,651
112	Gtx, Inc.*	458
706	Halozyme Therapeutics, Inc.*	3,827
287	Hansen Medical, Inc.*	697
259	Healthways, Inc.*	4,419
68	HeartWare International, Inc.*	2,628
50	Home Diagnostics, Inc.*	306
85	ICU Medical, Inc.*	2,956
205	Idenix Pharmaceuticals, Inc.*	574
180	Idera Pharmaceuticals, Inc.*	862
439	Immunogen, Inc.*	3,069
579	Immunomedics, Inc.*	1,940
913	Incyte Corp.*	9,751
634	Inspire Pharmaceuticals, Inc.*	3,493
284	Insulet Corp.*	3,871
360	InterMune, Inc.*	5,620
258	inVentiv Health, Inc.*	3,965
124	IPC The Hospitalist Co., Inc.*	4,215
138	IRIS International, Inc.*	1,428
96	Jazz Pharmaceuticals, Inc.*	902
114	Kendle International, Inc.*	2,307
86	Kensey Nash Corp.*	2,083
1,016	Lexicon Pharmaceuticals, Inc.*	1,808
106	LHC Group, Inc.*	3,264
870	Ligand Pharmaceuticals, Inc., Class B*	1,540
320	Luminex Corp.*	4,330
192	MAKO Surgical Corp.*	2,204
435	Mannkind Corp.*	4,402
75	MAP Pharmaceuticals, Inc.*	1,126
255	Martek Biosciences Corp.*	5,493
180	Maxygen, Inc.*	1,006
113	MedCath Corp.*	767
123	Medical Action Industries, Inc.*	1,669
305	Medicines Co. (The)*	2,528
131	Medidata Solutions, Inc.*	2,185
195	Medivation, Inc.*	6,492
116	MedQuist, Inc.	792
215	Merit Medical Systems, Inc.*	3,833
204	Metabolix, Inc.*	2,034
399	Micromet, Inc.*	3,100
123	Micrus Endovascular Corp.*	2,064
257	Momenta Pharmaceuticals, Inc.*	3,750
93	MWI Veterinary Supply, Inc.*	3,510
189	Myriad Pharmaceuticals, Inc.*	883
391	Nabi Biopharmaceuticals*	1,900
160	Nanosphere, Inc.*	878
219	Natus Medical, Inc.*	2,972
170	Neogen Corp.*	3,613
301	Neurocrine Biosciences, Inc.*	707
133	NovaMed, Inc.*	549
772	Novavax, Inc.*	1,675
347	NPS Pharmaceuticals, Inc.*	1,187
268	Nxstage Medical, Inc.*	2,173
68	Obagi Medical Products, Inc.*	729
190	Odyssey HealthCare, Inc.*	2,789
246	Omnicell, Inc.*	2,947
255	Optimer Pharmaceuticals, Inc.*	3,142
354	Orasure Technologies, Inc.*	1,813
272	Orexigen Therapeutics, Inc.*	1,730
132	Orthofix International NV (Netherlands)*	3,977
584	Orthovita, Inc.*	2,126
50	Osiris Therapeutics, Inc.*	400
324	Pain Therapeutics, Inc.*	1,714
104	Palomar Medical Technologies, Inc.*	957
216	Pharmasset, Inc.*	4,514
229	Pozen, Inc.*	1,347
242	Progenics Pharmaceuticals, Inc.*	1,089
421	QLT, Inc. (Canada)*	1,920
494	Questcor Pharmaceuticals, Inc.*	2,238
232	Quidel Corp.*	3,081
279	Radnet, Inc.*	614
237	Repligen Corp.*	818
169	Res-Care, Inc.*	1,523
399	Rigel Pharmaceuticals, Inc.*	3,276
93	Rochester Medical Corp.*	1,125

417	RTI Biologics, Inc.*	$1,318
345	Sangamo Biosciences, Inc.*	1,898
446	Santarus, Inc.*	2,110
513	Savient Pharmaceuticals, Inc.*	6,582
775	Seattle Genetics, Inc.*	7,998
468	Sequenom, Inc.*	1,877
295	SIGA Technologies, Inc.*	1,841
93	Somanetics Corp.*	1,474
133	SonoSite, Inc.*	3,622
255	Spectranetics Corp.*	1,757
290	Stereotaxis, Inc.*	1,177
334	Sun Healthcare Group, Inc.*	2,919
464	SuperGen, Inc.*	1,257
134	SurModics, Inc.*	2,680
260	Syneron Medical Ltd. (Israel)*	2,579
89	Synovis Life Technologies, Inc.*	1,133
196	Synta Pharmaceuticals Corp.*	819
311	Theravance, Inc.*	3,412
414	TomoTherapy, Inc.*	1,677
90	US Physical Therapy, Inc.*	1,409
210	Vanda Pharmaceuticals, Inc.*	2,102
126	Vascular Solutions, Inc.*	1,019
593	Viropharma, Inc.*	5,859
49	Virtual Radiologic Corp.*	518
111	Vital Images, Inc.*	1,578
619	Vivus, Inc.*	5,231
233	XenoPort, Inc.*	4,306
1,533	Xoma Ltd.*	944
45	Young Innovations, Inc.	1,035
162	Zoll Medical Corp.*	4,510
265	Zymogenetics, Inc.*	1,503
		420,495
	Industrials - 14.4%
174	3d Systems Corp.*	1,827
100	AAON, Inc.	2,059
245	Acacia Research - Acacia Technologies*	2,198
515	Advanced Battery Technologies, Inc.*	1,895
120	Advisory Board Co. (The)*	3,875
123	Aerovironment, Inc.*	4,191
204	Altra Holdings, Inc.*	2,248
24	American Commercial Lines, Inc.*	368
106	American Ecology Corp.	1,680
80	American Railcar Industries, Inc.	793
68	American Science & Engineering, Inc.	5,280
81	American Woodmark Corp.	1,633
299	APAC Customer Services, Inc.*	1,549
216	Apogee Enterprises, Inc.	2,972
195	A-Power Energy Generation Systems Ltd.*	2,336
102	Applied Signal Technology, Inc.	1,815
124	Argon ST, Inc.*	3,145
172	Astec Industries, Inc.*	4,281
154	ATC Technology Corp.*	3,368
198	Atlas Air Worldwide Holdings, Inc.*	7,261
61	Barrett Business Services, Inc.	781
346	Beacon Roofing Supply, Inc.*	5,813
247	Canadian Solar, Inc. (China)*	5,219
1,513	Capstone Turbine Corp.*	1,740
142	Casella Waste Systems, Inc., Class A*	618
200	Ceradyne, Inc.*	3,908
219	Chart Industries, Inc.*	3,532
333	China BAK Battery, Inc.*	759
64	China Fire & Security Group, Inc.*	700
111	China Ritar Power Corp.*	488
218	China Sunergy Co. Ltd. ADR (China)*	896
146	Columbus McKinnon Corp.*	1,983
92	Courier Corp.	1,286
84	CRA International, Inc.*	2,180
210	Diamond Management & Technology Consultants, Inc.	1,554
1,956	DryShips, Inc. (Greece)	10,758
75	DXP Enterprises, Inc.*	982
75	Dynamex, Inc.*	1,194
99	Dynamic Materials Corp.	1,625
478	Eagle Bulk Shipping, Inc.*	2,390
178	Encore Wire Corp.	3,562
373	Ener1, Inc.*	1,507
352	Energy Conversion Devices, Inc.*	3,207
385	Energy Recovery, Inc.*	2,352
139	EnerNOC, Inc.*	4,328
178	Euroseas Ltd.	733
1,599	Evergreen Solar, Inc.*	2,303
105	Exponent, Inc.*	2,826
151	Flanders Corp.*	527
539	Force Protection, Inc.*	2,744
91	FreightCar America, Inc.	1,775
139	Fuel Tech, Inc.*	1,019
595	FuelCell Energy, Inc.*	1,678
172	Fushi Copperweld, Inc.*	1,586
143	G&K Services, Inc., Class A	3,575
143	GeoEye, Inc.*	3,671
174	Gibraltar Industries, Inc.	2,426
451	Great Lakes Dredge & Dock Corp.	2,665
268	H&E Equipment Services, Inc.*	2,843
95	Harbin Electric, Inc.*	1,613
397	Hawaiian Holdings, Inc.*	2,358
335	Healthcare Services Group, Inc.	6,868
131	Heidrick & Struggles International, Inc.	3,331
62	Heritage-Crystal Clean, Inc.*	676
106	Herley Industries, Inc.*	1,297
137	Houston Wire & Cable Co.	1,648
49	Hurco Cos., Inc.*	821
166	Huron Consulting Group, Inc.*	3,957
109	ICF International, Inc.*	2,552
93	ICT Group, Inc.*	1,475
262	Innerworkings, Inc.*	1,501
299	Insituform Technologies, Inc., Class A*	6,124
135	Insteel Industries, Inc.	1,334
119	Integrated Electrical Services, Inc.*	612
435	Interface, Inc., Class A	3,528
961	JA Solar Holdings Co. Ltd. ADR (China)*	4,132
47	Jinpan International Ltd. (China)	1,824
198	Kaman Corp.	4,928
242	Kelly Services, Inc., Class A	3,175
300	Kforce, Inc.*	4,011
205	Kimball International, Inc., Class B	1,615
22	K-Tron International, Inc.*	3,272
123	Ladish Co., Inc.*	1,900
49	Lawson Products, Inc.	791
150	Layne Christensen Co.*	3,800
78	LB Foster Co., Class A*	2,104
197	LECG Corp.*	561
67	LMI Aerospace, Inc.*	850
185	LSI Industries, Inc.	1,103
126	Marten Transport Ltd.*	2,219

182	McGrath Rentcorp	$3,835
683	Microvision, Inc.*	1,325
7	Mitsui & Co. Ltd. ADR (Japan)	2,044
273	Mobile Mini, Inc.*	3,836
94	Multi-Color Corp.	1,099
152	MYR Group, Inc.*	2,411
71	Northwest Pipe Co.*	1,698
457	Odyssey Marine Exploration, Inc.*	654
23	Omega Flex, Inc.	244
279	On Assignment, Inc.*	1,947
167	Orion Energy Systems, Inc.*	795
202	Pacer International, Inc.	606
258	Paragon Shipping, Inc., Class A	1,130
12	Patriot Transportation Holding, Inc.*	1,069
751	Plug Power, Inc.*	436
102	PMFG, Inc.*	1,551
66	Powell Industries, Inc.*	1,928
673	Power-One, Inc.*	2,133
20	Preformed Line Products Co.	721
179	PRGX Global, Inc.*	1,029
101	Primoris Services Corp.	820
59	Protection One, Inc.*	510
139	Raven Industries, Inc.	3,973
168	RBC Bearings, Inc.*	3,904
198	Republic Airways Holdings, Inc.*	968
97	RINO International Corp.*	1,955
151	Rush Enterprises, Inc., Class A*	1,715
62	Rush Enterprises, Inc., Class B*	616
104	Saia, Inc.*	1,248
145	School Specialty, Inc.*	3,203
188	SmartHeat, Inc.*	2,141
286	Solarfun Power Holdings Co. Ltd. ADR (China)*	2,062
118	Standard Parking Corp.*	1,915
353	Star Bulk Carriers Corp.	893
121	Sterling Construction Co., Inc.*	2,301
98	Sun Hydraulics Corp.	2,193
476	Taser International, Inc.*	2,685
145	Team, Inc.*	2,587
103	Tecumseh Products Co., Class A*	1,141
29	Tecumseh Products Co., Class B*	328
104	Thermadyne Holdings Corp.*	812
102	Titan Machinery, Inc.*	1,124
171	Ultrapetrol Bahamas Ltd.*	793
112	Universal Forest Products, Inc.	3,801
124	Universal Truckload Services, Inc.	2,088
60	USA Truck, Inc.*	741
734	Valence Technology, Inc.*	631
172	Vicor Corp.*	1,490
125	Vitran Corp., Inc. (Canada)*	1,128
30	VSE Corp.	1,520
266	Waste Services, Inc.*	2,415
		308,679
	Information Technology - 25.4%
260	ACI Worldwide, Inc.*	4,163
223	Acme Packet, Inc.*	2,308
201	Actel Corp.*	2,215
350	Actuate Corp.*	1,746
933	Adaptec, Inc.*	2,836
331	Advanced Analogic Technologies, Inc.*	1,106
241	Advanced Energy Industries, Inc.*	3,162
193	Airvana, Inc.*	1,461
51	Aixtron AG ADR (Germany)	1,512
447	Alvarion Ltd. (Israel)*	1,815
174	American Software, Inc., Class A	954
1,050	Amkor Technology, Inc.*	5,974
487	Anadigics, Inc.*	1,763
115	Anaren, Inc.*	1,475
511	Applied Micro Circuits Corp.*	3,746
255	ArcSight, Inc.*	6,056
572	ARM Holdings PLC ADR (United Kingdom)	5,188
982	Art Technology Group, Inc.*	4,399
509	Aruba Networks, Inc.*	5,289
65	ASM International NV (Netherlands)*	1,491
242	ATMI, Inc.*	4,061
454	Aviat Networks, Inc.*	3,264
285	Avid Technology, Inc.*	3,600
17	BEL Fuse, Inc., Class A	295
73	BEL Fuse, Inc., Class B	1,385
383	BigBand Networks, Inc.*	1,203
136	Black Box Corp.	3,739
308	Blue Coat Systems, Inc.*	7,592
150	Bottomline Technologies, Inc.*	2,595
456	Brightpoint, Inc.*	2,663
496	Brooks Automation, Inc.*	4,137
54	Cass Information Systems, Inc.	1,625
615	CDC Corp., Class A (Hong Kong)*	1,421
273	Ceragon Networks Ltd. (Israel)*	3,219
154	CEVA, Inc.*	1,831
66	Changyou.com Ltd. ADR (Cayman Islands)*	2,217
130	China Finance Online Co. Ltd. ADR (China)*	965
282	China Information Security Technology, Inc.*	1,373
500	Cirrus Logic, Inc.*	3,410
209	Cogo Group, Inc.*	1,329
179	Cohu, Inc.	2,318
173	comScore, Inc.*	2,348
190	Comverge, Inc.*	1,866
162	Constant Contact, Inc.*	2,858
60	CPI International, Inc.*	672
270	Cray, Inc.*	1,274
316	Daktronics, Inc.	2,468
153	Deltek, Inc.*	1,135
165	Demandtec, Inc.*	980
470	Descartes Systems Group, Inc. (The) (Canada)*	2,787
183	DG Fastchannel, Inc.*	4,987
190	Digi International, Inc.*	1,824
252	Diodes, Inc.*	4,203
250	DivX, Inc.*	1,405
169	Double-Take Software, Inc.*	1,725
280	DragonWave, Inc. (Canada)*	3,133
177	DSP Group, Inc.*	1,220
134	DTS, Inc.*	3,792
195	Ebix, Inc.*	2,824
235	Echelon Corp.*	1,995
50	Echo Global Logistics, Inc.*	604
139	Electro Rent Corp.	1,625
211	Electro Scientific Industries, Inc.*	2,365
117	EMS Technologies, Inc.*	1,500
1,003	Entegris, Inc.*	3,651
470	Epicor Software Corp.*	3,605
278	EPIQ Systems, Inc.*	3,322

336	Exar Corp.*	$2,362
67	ExlService Holdings, Inc.*	1,216
688	Extreme Networks, Inc.*	1,699
180	EZchip Semiconductor Ltd. (Israel)*	2,142
258	FalconStor Software, Inc.*	893
124	FARO Technologies, Inc.*	2,241
496	Finisar Corp.*	5,109
130	Forrester Research, Inc.*	3,522
49	Fundtech Ltd. (Israel)*	642
314	GigaMedia Ltd. (Taiwan, Republic of China)*	860
309	Gilat Satellite Networks Ltd. (Israel)*	1,672
161	Globecomm Systems, Inc.*	1,170
297	Hackett Group, Inc. (The)*	689
741	Harmonic, Inc.*	4,498
709	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	2,106
67	Hughes Communications, Inc.*	1,735
105	ICx Technologies, Inc.*	720
211	iGate Corp.*	2,131
215	Immersion Corp.*	952
330	infoGROUP, Inc.*	2,544
240	Information Services Group, Inc.*	871
270	InfoSpace, Inc.*	2,503
351	Insight Enterprises, Inc.*	4,040
133	Integral Systems, Inc.*	987
100	Interactive Intelligence, Inc.*	1,730
389	Internap Network Services Corp.*	1,731
241	Internet Brands, Inc., Class A*	1,887
283	Internet Capital Group, Inc.*	1,763
56	Internet Gold-Golden Lines Ltd. (Israel)*	1,249
169	Intevac, Inc.*	2,405
150	Isilon Systems, Inc.*	929
127	Ituran Location and Control Ltd. (Israel)	1,638
192	Ixia*	1,425
179	IXYS Corp.*	1,246
299	JDA Software Group, Inc.*	7,837
174	Kenexa Corp.*	1,726
112	Keynote Systems, Inc.	1,083
260	Knot, Inc. (The)*	2,379
263	KongZhong Corp. ADR (China)*	2,228
510	Kopin Corp.*	2,096
527	Kulicke & Soffa Industries, Inc.*	2,429
890	Lattice Semiconductor Corp.*	2,305
260	Limelight Networks, Inc.*	910
159	Liquidity Services, Inc.*	1,681
167	Littelfuse, Inc.*	5,020
374	LivePerson, Inc.*	2,371
85	LogMeIn, Inc.*	1,441
53	LoopNet, Inc.*	497
156	Loral Space & Communications, Inc.*	4,441
130	Manhattan Associates, Inc.*	2,726
194	Marchex, Inc., Class B	1,065
384	Mattson Technology, Inc.*	1,267
200	Maxwell Technologies, Inc.*	2,920
230	Mellanox Technologies Ltd. (Israel)*	4,225
181	Mercury Computer Systems, Inc.*	2,161
360	Micrel, Inc.	2,689
71	MicroStrategy, Inc., Class A*	6,654
412	Microtune, Inc.*	915
352	ModusLink Global Solutions, Inc.*	3,573
202	Monolithic Power Systems, Inc.*	4,165
199	Monotype Imaging Holdings, Inc.*	1,797
1,201	Move, Inc.*	2,102
129	MTS Systems Corp.	3,319
77	Multi-Fineline Electronix, Inc.*	1,838
64	NCI, Inc., Class A*	1,907
222	Ness Technologies, Inc.*	1,230
211	Netlogic Microsystems, Inc.*	8,643
313	Netscout Systems, Inc.*	4,395
277	Newport Corp.*	2,357
365	NIC, Inc.	3,095
236	Novatel Wireless, Inc.*	1,765
36	NVE Corp.*	1,501
285	O2micro International Ltd. ADR (Cayman Islands)*	1,337
1,433	Oclaro, Inc.*	2,364
391	OmniVision Technologies, Inc.*	5,044
230	Online Resources Corp.*	1,111
159	Oplink Communications, Inc.*	2,361
119	OPNET Technologies, Inc.	1,398
513	Opnext, Inc.*	970
243	Orbcomm, Inc.*	554
263	Orbotech Ltd. (Israel)*	2,383
135	OSI Systems, Inc.*	3,573
63	PC Connection, Inc.*	403
145	PC-Tel, Inc.*	842
112	Pegasystems, Inc.	3,724
236	Perficient, Inc.*	2,292
195	Pericom Semiconductor Corp.*	1,716
270	Phoenix Technologies Ltd.*	851
208	Power Integrations, Inc.	6,492
282	Presstek, Inc.*	798
95	Qad, Inc.	521
254	Radiant Systems, Inc.*	2,934
183	RadiSys Corp.*	1,374
150	RADvision Ltd. (Israel)*	910
145	RADWARE Ltd. (Israel)*	2,218
781	RealNetworks, Inc.*	3,296
90	Renaissance Learning, Inc.	1,198
118	Retalix Ltd. (Israel)*	1,548
98	RightNow Technologies, Inc.*	1,567
72	Rimage Corp.*	1,074
116	Rubicon Technology, Inc.*	1,830
178	Rudolph Technologies, Inc.*	1,116
402	S1 Corp.*	2,404
606	Sanmina-SCI Corp.*	7,999
237	Seachange International, Inc.*	1,533
136	Shoretel, Inc.*	722
239	Sierra Wireless, Inc. (Canada)*	2,651
236	Sigma Designs, Inc.*	2,622
232	Silicon Graphics International Corp.*	1,858
580	Silicon Image, Inc.*	1,398
213	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	673
736	Silicon Storage Technology, Inc.*	1,965
355	SMART Modular Technologies (WWH), Inc.*	2,158
257	Smith Micro Software, Inc.*	1,992
418	SonicWALL, Inc.*	3,185
155	Sourcefire, Inc.*	3,232
171	Standard Microsystems Corp.*	3,411
291	STEC, Inc.*	4,080
156	Stratasys, Inc.*	3,588

413	SuccessFactors, Inc.*	$6,732
204	Super Micro Computer, Inc.*	2,523
99	Supertex, Inc.*	2,371
356	Support.Com, Inc.*	883
198	Switch & Data Facilities Co., Inc.*	3,619
339	Symmetricom, Inc.*	1,729
263	Symyx Technologies, Inc.*	1,299
71	Synchronoss Technologies, Inc.*	1,190
296	Taleo Corp., Class A*	6,012
97	Techtarget, Inc.*	514
50	Techwell, Inc.*	540
326	TeleCommunication Systems, Inc., Class A*	2,856
498	Terremark Worldwide, Inc.*	4,074
106	The9 Ltd. ADR (China)*	722
516	THQ, Inc.*	2,601
836	TiVo, Inc.*	7,541
51	Travelzoo, Inc.*	547
544	Trident Microsystems, Inc.*	990
1,173	TriQuint Semiconductor, Inc.*	7,038
332	TTM Technologies, Inc.*	3,436
190	Ultimate Software Group, Inc.*	5,681
183	Ultratech, Inc.*	2,496
489	United Online, Inc.	3,090
283	Universal Display Corp.*	3,189
998	UTStarcom, Inc.*	2,156
217	VASCO Data Security International, Inc.*	1,725
297	Veeco Instruments, Inc.*	9,451
137	Virtusa Corp.*	1,221
111	Vocus, Inc.*	1,789
195	Volterra Semiconductor Corp.*	3,801
68	Xyratex Ltd. (Bermuda)*	932
102	Yucheng Technologies Ltd. (China)*	362
491	Zix Corp.*	923
402	Zoran Corp.*	4,410
131	Zygo Corp.*	1,387
		544,229
	Materials - 2.4%
201	A. Schulman, Inc.	4,527
39	AEP Industries, Inc.*	1,361
813	Altair Nanotechnologies, Inc.*	618
214	Balchem Corp.	4,149
530	Century Aluminum Co.*	6,000
60	China Natural Resources, Inc. (Hong Kong)*	720
177	DRDGOLD Ltd. ADR (South Africa)	984
115	Globe Specialty Metals, Inc.*	1,068
182	Gulf Resources, Inc.*	1,725
93	Haynes International, Inc.	2,724
334	Horsehead Holding Corp.*	3,273
214	ICO, Inc.	1,652
123	Innophos Holdings, Inc.	2,406
182	Innospec, Inc.	1,775
202	Landec Corp.*	1,283
224	Lihir Gold Ltd. ADR (Australia)	5,432
84	Olympic Steel, Inc.	2,330
88	Penford Corp.	903
180	Senomyx, Inc.*	704
313	Shengda Tech, Inc.*	1,781
15	U.S. Lime & Minerals, Inc.*	592
320	Yongye International, Inc.*	2,198
264	Zoltek Cos., Inc.*	2,204
		50,409
	Telecommunication Services - 1.7%
341	Alaska Communications Systems Group, Inc.	2,779
87	Atlantic Tele-Network, Inc.	4,213
166	Cbeyond, Inc.*	2,068
258	Cogent Communications Group, Inc.*	2,817
171	Consolidated Communications Holdings, Inc.	2,929
300	General Communication, Inc., Class A*	1,779
1,185	ICO Global Communications Holdings Ltd.*	1,398
406	Iridium Communications, Inc.*	2,720
258	Neutral Tandem, Inc.*	3,989
838	PAETEC Holding Corp.*	2,657
90	Partner Communications Co. Ltd. ADR (Israel)	1,867
181	Shenandoah Telecommunications Co.	3,113
110	SureWest Communications*	985
176	USA Mobility, Inc.	1,829
		35,143
	Utilities - 0.3%
102	Cadiz, Inc.*	1,217
125	China Natural Gas, Inc.*	1,224
112	Consolidated Water Co. Ltd. (Cayman Islands)	1,511
100	Middlesex Water Co.	1,725
192	Southwest Water Co.	1,163
		6,840
	Total Investments (Cost $2,277,927)(a)-100.0%	2,140,386
	Other assets less liabilities-0.0%	468
	Net Assets-100.0%	$2,140,854

ADR       American Depositary Receipt

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,290,668. The net unrealized depreciation was $150,282 which consisted of aggregate gross unrealized appreciation of $289,319 and aggregate gross unrealized depreciation of $439,601.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Consumer Discretionary - 20.8%
38,811	A.C. Moore Arts & Crafts, Inc.*	$108,671
19,803	AH Belo Corp., Class A*	120,996
14,668	Alloy, Inc.*	113,237
25,199	Alpha Pro Tech Ltd.*	82,149
4,357	America’s Car-Mart, Inc.*	102,520
9,885	Asbury Automotive Group, Inc.*	109,427
4,459	Ascent Media Corp., Class A*	114,908
16,101	Audiovox Corp., Class A*	107,072
23,581	Beazer Homes USA, Inc.*	91,966
30,111	Benihana, Inc., Class A*	132,790
6,673	Big 5 Sporting Goods Corp.	97,493
11,671	Bon-Ton Stores, Inc. (The)	102,121
16,974	Books-A-Million, Inc.	108,124
11,614	Brown Shoe Co., Inc.	142,272
23,329	Build-A-Bear Workshop, Inc.*	111,279
8,519	California Pizza Kitchen, Inc.*	117,562
48,965	Casual Male Retail Group, Inc.*	137,102
17,630	Charming Shoppes, Inc.*	102,430
18,480	China Education Alliance, Inc.*	112,543
15,094	ChinaCast Education Corp.*	100,224
14,977	Christopher & Banks Corp.	99,597
4,118	Citi Trends, Inc.*	128,193
19,531	Conn’s, Inc.*	109,764
3,481	Core-Mark Holding Co., Inc.*	103,803
11,146	Dolan Media Co.*	110,123
16,392	E.W. Scripps Co., Class A*	111,466
4,803	Frisch’s Restaurants, Inc.	115,032
20,907	Furniture Brands International, Inc.*	107,880
5,290	G-III Apparel Group Ltd.*	92,099
75,569	Gray Television, Inc.*	149,627
48,151	Great Wolf Resorts, Inc.*	111,229
4,021	Group 1 Automotive, Inc.	116,609
4,689	Helen of Troy Ltd.*	110,520
15,249	Isle of Capri Casinos, Inc.*	122,755
2,722	Jos. A. Bank Clothiers, Inc.*	114,079
6,592	Kirkland’s, Inc.*	101,912
5,387	Landry’s Restaurants, Inc.*	111,726
12,020	La-Z-Boy, Inc.	122,003
13,873	Lithia Motors, Inc., Class A*	108,209
46,582	LJ International, Inc. (British Virgin Islands)*	104,344
11,030	M/I Homes, Inc.*	113,830
12,420	MarineMax, Inc.*	112,153
16,392	McCormick & Schmick’s Seafood Restaurants, Inc.*	135,562
14,551	Media General, Inc., Class A*	118,591
5,931	Meritage Homes Corp.*	132,795
18,989	Multimedia Games, Inc.*	93,616
26,604	New York & Co., Inc.*	95,774
17,419	O’Charley’s, Inc.*	128,901
5,545	Oxford Industries, Inc.	98,923
28,677	Pacific Sunwear of California, Inc.*	100,943
13,486	Pep Boys - Manny, Moe & Jack (The)	112,608
7,606	Perry Ellis International, Inc.*	121,924
12,759	Pinnacle Entertainment, Inc.*	104,113
39,354	Radio One, Inc., Class D*	126,326
7,760	RC2 Corp.*	111,511
23,097	Red Lion Hotels Corp.*	136,965
6,401	Red Robin Gourmet Burgers, Inc.*	117,970
12,876	Retail Ventures, Inc.*	106,613
8,150	Rex Stores Corp.*	123,065
13,330	Rick’s Cabaret International, Inc.*	148,496
15,850	Ruby Tuesday, Inc.*	109,524
5,602	Shoe Carnival, Inc.*	102,349
6,438	Shutterfly, Inc.*	101,849
27,902	Smith & Wesson Holding Corp.*	110,492
13,374	SORL Auto Parts, Inc.*	132,670
20,267	Spartan Motors, Inc.	121,602
6,495	Speedway Motorsports, Inc.	107,947
9,258	Stage Stores, Inc.	119,613
13,389	Standard Motor Products, Inc.	104,970
30,518	Standard Pacific Corp.*	110,780
353	Steak N Shake Co. (The)*	113,398
10,738	Stein Mart, Inc.*	84,830
22,147	Stewart Enterprises, Inc., Class A	112,285
7,489	Superior Industries International, Inc.	110,163
12,721	Tongxin International Ltd. (British Virgin Islands)*	87,902
25,751	TravelCenters of America LLC*	118,970
44,218	Tuesday Morning Corp.*	193,233
11,302	Universal Travel Group*	101,944
23,775	ValueVision Media, Inc., Class A*	97,953
14,164	West Marine, Inc.*	118,836
9,744	Wonder Auto Technology, Inc.*	97,732
		9,165,577
	Consumer Staples - 3.6%
22,874	AgFeed Industries, Inc. (China)*	102,704
23,356	Alliance One International, Inc.*	118,882
3,286	American Italian Pasta Co., Class A*	112,578
10,697	Central Garden & Pet Co.*	102,049
11,516	Central Garden & Pet Co., Class A*	101,226
15,830	China Marine Food Group Ltd.*	96,563
13,912	Cott Corp. (Canada)*	112,409
9,415	Inter Parfums, Inc.	125,314
7,351	John B. Sanfilippo & Son, Inc.*	112,103
3,753	Medifast, Inc.*	62,488
14,920	MGP Ingredients, Inc.*	98,024
26,178	Omega Protein Corp.*	112,565
4,803	Seneca Foods Corp., Class A*	129,681
19,008	Smart Balance, Inc.*	105,685
33,967	SunOpta, Inc. (Canada)*	98,844
		1,591,115
	Energy - 8.1%
27,136	American Oil & Gas, Inc.*	109,901
11,631	Atlas Pipeline Partners LP	127,359
41,485	BioFuel Energy Corp.*	127,774
10,815	BreitBurn Energy Partners LP	148,598
22,496	Bronco Drilling Co., Inc.*	112,930
6,243	Calumet Specialty Products Partners LP	124,922
12,389	China North East Petroleum Holdings Ltd.*	96,882
13,279	Crosstex Energy LP	125,487
18,800	Crosstex Energy, Inc.	145,700
4,940	Dawson Geophysical Co.*	107,149
16,760	Delek US Holdings, Inc.	116,985

2,151	Enbridge Energy Management LLC*	$109,593
3,793	EV Energy Partner LP	119,707
23,814	Gastar Exploration Ltd. (Canada)*	107,877
6,069	Genesis Energy LP	119,377
11,903	Geokinetics, Inc.*	116,649
4,978	Global Partners LP	127,686
7,703	Green Plains Renewable Energy, Inc.*	100,601
5,429	Gulf Island Fabrication, Inc.	94,790
51,406	Kodiak Oil & Gas Corp. (Canada)*	121,318
6,069	Natural Gas Services Group, Inc.*	95,344
6,283	Petroleum Development Corp.*	131,692
5,525	PHI, Inc.*	107,517
14,435	Pioneer Drilling Co.*	114,758
5,465	Quicksilver Gas Services LP	110,448
9,550	Rex Energy Corp.*	118,324
8,032	Superior Well Services, Inc.*	127,147
4,494	T-3 Energy Services, Inc.*	101,340
4,162	TransMontaigne Partners LP	113,290
25,131	Trico Marine Services, Inc.*	87,958
29,646	USEC, Inc.*	118,584
		3,587,687
	Financials - 20.3%
20,549	Advance America Cash Advance Centers, Inc.	99,252
4,219	Alliance Financial Corp.	107,458
4,317	American Capital Agency Corp. REIT	115,221
15,314	American Equity Investment Life Holding Co.	112,405
5,233	American National Bankshares, Inc.	98,851
7,848	American Safety Insurance Holdings Ltd. (Bermuda)*	107,910
7,513	Arlington Asset Investment Corp., Class A*	113,446
24,588	Ashford Hospitality Trust, Inc. REIT*	129,579
16,625	Bancorp, Inc.*	121,529
11,456	BofI Holding, Inc.*	135,983
9,939	Calamos Asset Management, Inc., Class A	128,710
26,042	CapLease, Inc. REIT	119,533
16,780	Cedar Shopping Centers, Inc. REIT	117,124
5,193	Century Bancorp, Inc., Class A	109,417
27,631	China Housing & Land Development, Inc.*	100,853
7,079	Columbia Banking System, Inc.	134,430
8,966	Compass Diversified Holdings	105,082
34,258	CompuCredit Holdings Corp.	114,422
6,263	Duff & Phelps Corp., Class A	101,711
6,299	DuPont Fabros Technology, Inc. REIT	104,689
23,581	Education Realty Trust, Inc. REIT	124,508
5,330	EMC Insurance Group, Inc.	110,224
6,575	Encore Capital Group, Inc.*	103,688
3,773	Evercore Partners, Inc., Class A	112,700
31,700	FelCor Lodging Trust, Inc. REIT*	119,826
10,660	Fifth Street Finance Corp.	116,727
10,154	First Defiance Financial Corp.	107,226
21,807	First Industrial Realty Trust, Inc. REIT	111,652
53,576	First Marblehead Corp. (The)*	114,653
9,103	First Potomac Realty Trust REIT	123,801
44,063	Gramercy Capital Corp. REIT*	143,645
5,367	Great Southern Bancorp, Inc.	120,596
4,864	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	117,466
14,339	Hallmark Financial Services, Inc.*	112,561
11,030	Hercules Technology Growth Capital, Inc.	110,962
8,304	Heritage Financial Corp.	116,754
9,160	Horace Mann Educators Corp.	109,828
7,878	International Assets Holding Corp.*	117,303
44,566	iStar Financial, Inc. REIT*	121,220
11,788	JMP Group, Inc.	91,593
12,749	Kennedy-Wilson Holdings, Inc.*	116,398
28,037	Kite Realty Group Trust REIT	106,260
15,579	Maiden Holdings Ltd. (Bermuda)	105,781
8,247	MarketAxess Holdings, Inc.	112,407
26,411	MCG Capital Corp.*	121,226
15,423	Meadowbrook Insurance Group, Inc.	104,105
11,456	Medical Properties Trust, Inc. REIT	114,675
6,303	Mercer Insurance Group, Inc.	107,151
4,045	National Bankshares, Inc.	101,934
14,106	National Financial Partners Corp.*	119,196
669	National Western Life Insurance Co., Class A	108,712
6,653	Nelnet, Inc., Class A	111,039
15,753	New York Mortgage Trust, Inc. REIT	104,757
33,270	NorthStar Realty Finance Corp. REIT	151,046
3,444	Oppenheimer Holdings, Inc., Class A	94,056
10,600	Oriental Financial Group, Inc.	120,628
5,505	Parkway Properties, Inc. REIT	114,669
12,789	PennantPark Investment Corp.	115,740
13,486	Pennsylvania Real Estate Investment Trust REIT	120,835
12,594	Penson Worldwide, Inc.*	106,041
41,040	Phoenix Cos., Inc. (The)*	96,444
18,117	PMA Capital Corp., Class A*	109,064
45,283	PMI Group, Inc. (The)*	97,358
15,617	Radian Group, Inc.	100,417
60,661	RAIT Financial Trust REIT	76,433
11,919	Ramco-Gershenson Properties Trust REIT	113,469
23,193	Resource Capital Corp. REIT	122,459
27,825	Rodman & Renshaw Capital Group, Inc.*	117,422
11,107	Safeguard Scientifics, Inc.*	120,289
3,172	Safety Insurance Group, Inc.	111,020
10,154	Stewart Information Services Corp.	104,180
38,540	Thomas Properties Group, Inc.	102,131
9,610	Transcontinental Realty Investors, Inc.*	107,728
12,527	Tree.com, Inc.*	91,572
19,434	Universal Insurance Holdings, Inc.	114,855
4,998	W Holding Co., Inc. (Puerto Rico)*	94,462
7,995	Walter Investment Management Corp. REIT	108,572
14,997	Western Liberty Bancorp*	117,502
3,716	Wintrust Financial Corp.	129,094
25,519	Xinyuan Real Estate Co. Ltd. ADR (China)*	101,310
		8,976,975
	Health Care - 7.5%
19,479	Affymetrix, Inc.*	102,849
3,392	Air Methods Corp.*	103,693
39,218	Allied Healthcare International, Inc.*	104,712
8,818	American Dental Partners, Inc.*	111,548
7,095	Angiodynamics, Inc.*	113,875
14,926	Anika Therapeutics, Inc.*	93,586
27,623	Athersys, Inc.*	69,334
13,641	BioScrip, Inc.*	99,170
5,679	Cantel Medical Corp.	109,491
22,728	Capital Senior Living Corp.*	114,549
8,042	Chindex International, Inc.*	99,640
18,698	Cornerstone Therapeutics, Inc.*	95,921
32,882	Five Star Quality Care, Inc.*	103,907
4,085	Hi-Tech Pharmacal Co., Inc.*	87,991

4,592	Invacare Corp.	$114,984
45,632	Keryx Biopharmaceuticals, Inc.*	119,100
6,206	Kindred Healthcare, Inc.*	104,943
14,416	MedCath Corp.*	97,885
17,051	MedQuist, Inc.	116,458
21,178	Oncothyreon, Inc.*	103,560
7,256	Providence Service Corp. (The)*	93,167
23,000	QLT, Inc. (Canada)*	104,880
3,773	RehabCare Group, Inc.*	109,643
29,723	RTI Biologics, Inc.*	93,925
18,020	Sinovac Biotech Ltd. (China)*	108,120
25,693	Spectrum Pharmaceuticals, Inc.*	113,049
10,852	Syneron Medical Ltd. (Israel)*	107,652
27,166	Tianyin Pharmaceutical Co., Inc.	97,254
29,258	TomoTherapy, Inc.*	118,495
6,515	Triple-S Management Corp., Class B (Puerto Rico)*	108,084
10,194	Vanda Pharmaceuticals, Inc.*	102,042
34,684	Vical, Inc.*	97,809
		3,321,316
	Industrials - 12.3%
43,230	Air Transport Services Group, Inc.*	99,861
11,631	Aircastle Ltd. (Bermuda)	110,611
6,673	Alamo Group, Inc.	119,780
10,370	American Railcar Industries, Inc.	102,767
19,191	APAC Customer Services, Inc.*	99,409
8,142	Apogee Enterprises, Inc.	112,034
21,516	Ascent Solar Technologies, Inc.*	94,670
17,089	Bowne & Co., Inc.	112,275
41,040	China BAK Battery, Inc.*	93,571
7,781	China Yuchai International Ltd. (Bermuda)	104,265
3,278	Consolidated Graphics, Inc.*	110,633
4,474	Dollar Thrifty Automotive Group, Inc.*	108,987
14,203	Dycom Industries, Inc.*	116,039
23,057	Eagle Bulk Shipping, Inc.*	115,285
6,827	Ennis, Inc.	102,405
29,182	Euroseas Ltd.	120,230
23,678	ExpressJet Holdings, Inc.*	82,873
11,322	Fushi Copperweld, Inc.*	104,389
7,219	Gibraltar Industries, Inc.	100,633
17,613	Great Lakes Dredge & Dock Corp.	104,093
11,030	Greenbrier Cos., Inc.	89,895
9,375	Griffon Corp.*	110,719
10,912	H&E Equipment Services, Inc.*	115,776
3,696	International Shipholding Corp.	101,862
2,413	Jinpan International Ltd. (China)	93,649
9,610	Kelly Services, Inc., Class A	126,083
13,389	Kimball International, Inc., Class B	105,505
23,193	Metalico, Inc.*	114,341
10,096	Miller Industries, Inc.*	113,176
8,130	Mobile Mini, Inc.*	114,227
2,296	NACCO Industries, Inc., Class A	123,571
7,754	Navios Maritime Partners LP (Marshall Islands)	127,631
12,721	Ocean Power Technologies, Inc.*	76,708
15,993	On Assignment, Inc.*	111,631
25,073	Paragon Shipping, Inc., Class A	109,820
26,235	Power-One, Inc.*	83,165
6,750	Quanex Building Products Corp.	108,540
9,627	Rush Enterprises, Inc., Class A*	109,363
7,723	Saia, Inc.*	92,676
4,901	School Specialty, Inc.*	108,263
20,307	Spherion Corp.*	114,531
40,459	Star Bulk Carriers Corp.	102,361
8,657	TAL International Group, Inc.	122,064
15,520	TBS International PLC, Class A (Ireland)*	93,430
9,804	Tecumseh Products Co., Class A*	108,628
10,969	Twin Disc, Inc.	105,631
3,112	Universal Forest Products, Inc.	105,621
10,543	Vitran Corp., Inc. (Canada)*	95,098
11,456	Volt Information Sciences, Inc.*	106,426
26,468	WCA Waste Corp.*	108,519
7,643	Willis Lease Finance Corp.*	126,033
		5,439,753
	Information Technology - 19.8%
34,040	Adaptec, Inc.*	103,482
28,968	Advanced Analogic Technologies, Inc.*	96,753
12,501	Agilysys, Inc.	105,008
30,518	Alvarion Ltd. (Israel)*	123,903
10,386	Amtech Systems, Inc.*	108,118
27,030	Anadigics, Inc.*	97,849
7,560	Anaren, Inc.*	96,995
16,172	Aviat Networks, Inc.*	116,277
35,110	AXT, Inc.*	101,819
4,045	Black Box Corp.	111,197
51,174	CDC Corp., Class A (Hong Kong)*	118,212
15,482	Cogo Group, Inc.*	98,465
17,768	Cray, Inc.*	83,865
11,902	CTS Corp.	90,574
10,795	Dynamics Research Corp.*	121,120
10,580	Electro Scientific Industries, Inc.*	118,602
8,811	Electronics for Imaging, Inc.*	102,119
37,164	Entropic Communications, Inc.*	129,702
14,977	Epicor Software Corp.*	114,874
29,491	EXFO Electro Optical Engineering, Inc. (Canada)*	149,814
6,303	ExlService Holdings, Inc.*	114,399
38,811	Fsi International, Inc.*	93,146
22,593	Gerber Scientific, Inc.*	110,706
14,591	Globecomm Systems, Inc.*	106,077
25,461	GSI Technology, Inc.*	113,556
11,164	Hutchinson Technology, Inc.*	75,134
13,079	Imation Corp.*	116,926
14,222	infoGROUP, Inc.*	109,652
20,597	Innodata Isogen, Inc.*	106,280
20,190	Integrated Silicon Solution, Inc.*	116,496
14,571	Internet Brands, Inc., Class A*	114,091
17,167	Internet Capital Group, Inc.*	106,950
9,890	Intevac, Inc.*	140,735
4,494	JDA Software Group, Inc.*	117,788
27,301	Kopin Corp.*	112,207
21,178	Kulicke & Soffa Industries, Inc.*	97,631
7,760	KVH Industries, Inc.*	100,880
42,261	Lattice Semiconductor Corp.*	109,456
11,399	Measurement Specialties, Inc.*	135,876
6,069	Mellanox Technologies Ltd. (Israel)*	111,488
10,405	Mercury Computer Systems, Inc.*	124,236
24,337	Mindspeed Technologies, Inc.*	153,810
12,178	ModusLink Global Solutions, Inc.*	123,607
4,045	Multi-Fineline Electronix, Inc.*	96,554
10,113	Nanometrics, Inc.*	87,983
23,290	Ness Technologies, Inc.*	129,027
21,992	NetList, Inc.*	83,350
12,420	Newport Corp.*	105,694

14,319	Novatel Wireless, Inc.*	$107,106
7,878	OmniVision Technologies, Inc.*	101,626
21,702	Online Resources Corp.*	104,821
50,050	Openwave Systems, Inc.*	111,611
6,982	Oplink Communications, Inc.*	103,683
12,215	Orbotech Ltd. (Israel)*	110,668
4,202	OSI Systems, Inc.*	111,227
13,544	Perficient, Inc.*	131,512
9,939	Pericom Semiconductor Corp.*	87,463
23,678	Pervasive Software, Inc.*	121,231
25,635	Photronics, Inc.*	98,695
40,032	Planar Systems, Inc.*	90,072
30,518	Qiao Xing Mobile Communication Co. Ltd. (China)*	74,769
51,871	Qiao Xing Universal Telephone, Inc. (China)*	109,448
11,010	Radiant Systems, Inc.*	127,165
5,642	Rubicon Technology, Inc.*	89,031
16,960	Rudolph Technologies, Inc.*	106,339
10,815	Sierra Wireless, Inc. (Canada)*	119,938
10,697	Sigma Designs, Inc.*	118,844
16,284	Silicon Graphics International Corp.*	130,435
18,136	SMART Modular Technologies (WWH), Inc.*	110,267
12,527	Smith Micro Software, Inc.*	97,084
14,997	SonicWALL, Inc.*	114,277
12,097	Spectrum Control, Inc.*	124,841
5,505	Standard Microsystems Corp.*	109,825
15,249	StarTek, Inc.*	112,843
10,308	Super Micro Computer, Inc.*	127,510
5,717	Telestone Technologies Corp.*	76,493
9,939	TTM Technologies, Inc.*	102,869
17,477	Web.com Group, Inc.*	97,522
8,527	Xyratex Ltd. (Bermuda)*	116,905
10,373	Zoran Corp.*	113,792
		8,762,395
	Materials - 6.3%
8,365	A.M. Castle & Co.	81,141
21,488	Boise, Inc.*	110,878
6,185	Brush Engineered Materials, Inc.*	111,144
11,728	Buckeye Technologies, Inc.*	134,168
5,951	Bway Holding Co.*	101,524
4,121	China Agritech, Inc.*	112,627
7,717	China Green Agriculture, Inc.*	110,585
55,669	China Precision Steel, Inc.*	108,555
31,351	Endeavour Silver Corp. (Canada)*	98,756
13,858	Ferro Corp.	107,538
29,026	Fronteer Development Group, Inc. (Canada)*	115,814
54,855	General Moly, Inc.*	128,909
9,788	Gulf Resources, Inc.*	92,790
3,481	Haynes International, Inc.	101,958
11,359	Innospec, Inc.	110,750
11,631	KapStone Paper and Packaging Corp.*	107,470
7,663	KMG Chemicals, Inc.	105,366
12,584	Myers Industries, Inc.	115,018
3,489	Olympic Steel, Inc.	96,785
5,545	Quaker Chemical Corp.	96,982
11,164	Spartech Corp.	112,645
6,069	Universal Stainless & Alloy Products, Inc.*	110,638
19,241	US Energy Corp. Wyoming*	98,899
46,001	US Gold Corp.*	102,582
46,582	Vista Gold Corp. (Canada)*	102,946
12,019	Zoltek Cos., Inc.*	100,359
		2,776,827
	Telecommunication Services - 0.3%
27,301	FiberTower Corp.*	119,578

	Utilities - 0.7%
6,827	Brookfield Infrastructure Partners LP (Bermuda)	109,232
10,269	China Natural Gas, Inc.*	100,534
27,554	Star Gas Partners LP	117,104
		326,870
	Total Common Stocks and Other Equity Interests (Cost $43,918,064)	44,068,093

	Money Market Fund - 0.2%
70,554	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $70,554)	70,554

	Total Investments (Cost $43,988,618)(a)-99.9%	44,138,647
	Other assets less liabilities-0.1%	42,748
	Net Assets-100.0%	$44,181,395

ADR       American Depositary Receipt

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $44,169,481. The net unrealized depreciation was $30,834 which consisted of aggregate gross unrealized appreciation of $4,093,244 and aggregate gross unrealized depreciation of $4,124,078.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Consumer Discretionary - 16.1%
4,064	American Greetings Corp., Class A	$75,103
3,986	America’s Car-Mart, Inc.*	93,791
8,493	Asbury Automotive Group, Inc.*	94,018
7,993	Brown Shoe Co., Inc.	97,914
4,199	Cato Corp. (The), Class A	85,870
13,577	Christopher & Banks Corp.	90,287
5,421	Cooper Tire & Rubber Co.	92,320
3,014	Core-Mark Holding Co., Inc.*	89,877
920	Deckers Outdoor Corp.*	90,316
6,076	Dillard’s, Inc., Class A	100,619
3,910	DineEquity, Inc.*	88,913
6,951	Dolan Media Co.*	68,676
13,000	E.W. Scripps Co., Class A*	88,400
7,415	Federal Mogul Corp.*	121,458
5,104	Grand Canyon Education, Inc.*	101,927
3,245	Group 1 Automotive, Inc.	94,105
7,425	Interval Leisure Group, Inc.*	94,446
6,180	iRobot Corp.*	97,644
3,100	Jo-Ann Stores, Inc.*	108,562
6,577	Kirkland’s, Inc.*	101,680
11,652	La-Z-Boy, Inc.	118,268
4,169	Lincoln Educational Services Corp.*	86,382
5,893	Maidenform Brands, Inc.*	88,100
7,916	Movado Group, Inc.	86,522
10,401	New York Times Co. (The), Class A	134,381
11,846	O’Charley’s, Inc.*	87,660
5,928	Overstock.com, Inc.*	70,306
5,508	Shoe Carnival, Inc.*	100,631
3,794	Skechers U.S.A., Inc., Class A*	106,460
9,244	Sonic Automotive, Inc., Class A	88,280
16,562	Spartan Motors, Inc.	99,372
8,266	Stamps.com, Inc.*	73,071
9,919	Standard Motor Products, Inc.*	77,765
355	Steak N Shake Co. (The)*	114,040
8,725	Stein Mart, Inc.*	68,928
7,800	Sturm Ruger & Co., Inc.	81,276
1,964	UniFirst Corp.	98,671
4,525	Valassis Communications, Inc.*	94,708
		3,550,747
	Consumer Staples - 3.0%
2,868	American Dairy, Inc.*	66,394
3,043	American Italian Pasta Co., Class A*	104,253
2,170	Boston Beer Co., Inc., Class A*	99,494
4,622	Calavo Growers, Inc.	77,465
2,118	J & J Snack Foods Corp.	88,554
9,813	Revlon, Inc., Class A*	151,218
2,996	Seneca Foods Corp., Class A*	80,892
		668,270
	Energy - 6.3%
9,821	Alon USA Energy, Inc.	70,318
5,200	Calumet Specialty Products Partners LP	104,052
5,161	Geokinetics, Inc.*	50,578
3,360	Global Partners LP	86,184
4,324	Gulf Island Fabrication, Inc.	75,497
2,985	Gulfmark Offshore, Inc.*	73,282
10,833	Gulfport Energy Corp.*	112,013
1,676	Inergy Holdings LP	110,264
1,444	Lufkin Industries, Inc.	91,521
4,901	Natural Gas Services Group, Inc.*	76,995
2,109	Overseas Shipholding Group, Inc.	94,082
7,318	Patriot Coal Corp.*	113,356
5,392	Stone Energy Corp.*	85,948
8,764	TETRA Technologies, Inc.*	91,671
5,335	Tsakos Energy Navigation Ltd. (Bermuda)	86,054
14,733	Western Refining, Inc.*	67,330
		1,389,145
	Financials - 13.6%
3,168	Alliance Financial Corp.	80,689
2,917	American Physicians Capital, Inc.	80,976
4,476	AMERISAFE, Inc.*	77,435
7,338	AmTrust Financial Services, Inc.	87,836
2,297	BancFirst Corp.	92,569
13,000	Broadpoint Gleacher Securities, Inc.*	52,650
10,160	Cardinal Financial Corp.	94,793
5,720	CNA Surety Corp.*	80,080
5,816	eHealth, Inc.*	105,851
6,355	EZCORP, Inc., Class A*	115,407
4,117	FBL Financial Group, Inc., Class A	73,859
3,432	First of Long Island Corp. (The)	83,157
5,604	Forestar Group, Inc.*	104,066
2,140	Infinity Property & Casualty Corp.	84,872
9,822	JMP Group, Inc.	76,317
4,873	Life Partners Holdings, Inc.	96,875
6,972	MarketAxess Holdings, Inc.	95,028
12,327	Meadowbrook Insurance Group, Inc.	83,207
1,560	Navigators Group, Inc. (The)*	66,565
5,903	Nelnet, Inc., Class A	98,521
7,792	Oriental Financial Group, Inc.	88,673
1,420	Park National Corp.	77,816
8,474	Penson Worldwide, Inc.*	71,351
9,727	Provident New York Bancorp	79,275
5,669	Renasant Corp.	81,350
7,179	Sandy Spring Bancorp, Inc.	86,076
3,991	Southside Bancshares, Inc.	79,421
6,202	SWS Group, Inc.	74,424
11,816	United America Indemnity Ltd., Class A*	83,776
6,442	United Financial Bancorp, Inc.	84,648
4,218	Unitrin, Inc.	91,531
2,985	W.P. Carey & Co. LLC	80,864
10,305	Westfield Financial, Inc.	84,089
6,876	Wilmington Trust Corp.	90,213
3,303	World Acceptance Corp.*	133,408
		3,017,668
	Health Care - 11.7%
5,268	Align Technology, Inc.*	98,775
2,715	Almost Family, Inc.*	98,717
6,932	American Dental Partners, Inc.*	87,690
10,978	BioScrip, Inc.*	79,810
5,152	Cantel Medical Corp.	99,330
13,386	Celera Corp.*	90,088
5,942	Chindex International, Inc.*	73,621
5,720	Cyberonics, Inc.*	107,193
5,755	Emergent Biosolutions, Inc.*	82,412

2,369	Genoptix, Inc.*	$77,135
5,817	Given Imaging Ltd. (Israel)*	84,986
4,536	Hi-Tech Pharmacal Co., Inc.*	97,705
2,359	ICU Medical, Inc.*	82,046
9,292	Impax Laboratories, Inc.*	123,584
13,193	Jazz Pharmaceuticals, Inc.*	124,014
4,603	Martek Biosciences Corp.*	99,149
14,830	Maxygen, Inc.*	82,900
7,559	Medical Action Industries, Inc.*	102,576
8,417	Omnicell, Inc.*	100,836
2,841	OncoGenex Pharmaceutical, Inc.*	40,257
5,364	PharMerica Corp.*	87,326
14,590	Pozen, Inc.*	85,789
4,410	RehabCare Group, Inc.*	128,155
11,171	Sinovac Biotech Ltd. (China)*	67,026
5,537	Somanetics Corp.*	87,761
10,401	Symmetry Medical, Inc.*	92,777
10,738	Vascular Solutions, Inc.*	86,870
4,256	Zoll Medical Corp.*	118,487
		2,587,015
	Industrials - 20.9%
4,593	AAON, Inc.	94,570
4,401	ABM Industries, Inc.	85,467
10,468	Aircastle Ltd. (Bermuda)	99,551
2,186	Allegiant Travel Co.*	111,923
1,396	Ameron International Corp.	96,366
12,807	APAC Customer Services, Inc.*	66,340
6,250	Apogee Enterprises, Inc.	86,000
5,768	Beacon Roofing Supply, Inc.*	96,902
11,701	Cenveo, Inc.*	84,481
4,197	Chart Industries, Inc.*	67,698
5,826	China Fire & Security Group, Inc.*	63,736
7,598	Comfort Systems USA, Inc.	89,125
3,633	Cornell Cos., Inc.*	76,293
2,137	CoStar Group, Inc.*	86,292
13,962	Diamond Management & Technology Consultants, Inc.	103,319
4,882	DynCorp International, Inc., Class A*	58,633
14,686	Excel Maritime Carriers Ltd. (Liberia)	84,738
3,178	Exponent, Inc.*	85,520
13,482	Federal Signal Corp.	87,498
3,520	FreightCar America, Inc.	68,640
13,481	Great Lakes Dredge & Dock Corp.	79,673
9,332	Greenbrier Cos., Inc.	76,056
9,437	Griffon Corp.*	111,451
11,651	Hawaiian Holdings, Inc.*	69,207
7,319	Herley Industries, Inc.*	89,585
2,889	ICF International, Inc.*	67,631
7,444	Insteel Industries, Inc.	73,547
6,423	Kadant, Inc.*	97,758
9,033	KHD Humboldt Wedag International Ltd. (Canada)*	116,797
8,445	Knoll, Inc.	95,091
2,937	LB Foster Co., Class A*	79,240
3,496	Mueller Industries, Inc.	85,967
2,757	Northwest Pipe Co.*	65,947
4,343	Orion Marine Group, Inc.*	82,213
2,255	Powell Industries, Inc.*	65,869
9,918	PowerSecure International, Inc.*	65,260
15,986	PRGX Global, Inc.*	91,919
3,341	Raven Industries, Inc.	95,486
11,913	Safe Bulkers, Inc. (Marshall Islands)	94,232
8,426	Schawk, Inc.	108,527
9,573	Seaspan Corp. (Hong Kong)	99,176
9,244	SmartHeat, Inc.*	105,289
4,715	Standard Parking Corp.*	76,524
17,333	Standard Register Co. (The)	92,212
5,115	Sterling Construction Co., Inc.*	97,287
10,063	TBS International PLC, Class A (Ireland)*	60,579
3,091	Tennant Co.	73,968
9,871	Titan International, Inc.	76,599
5,200	Trex Co., Inc.*	80,184
1,762	Triumph Group, Inc.	89,739
6,847	TrueBlue, Inc.*	99,350
4,690	Tutor Perini Corp.*	89,391
1,759	United Stationers, Inc.*	95,971
2,311	Universal Forest Products, Inc.	78,435
		4,619,252
	Information Technology - 19.5%
7,213	Acxiom Corp.*	110,936
3,341	ArcSight, Inc.*	79,349
7,011	Ariba, Inc.*	88,268
8,186	CEVA, Inc.*	97,331
6,105	Checkpoint Systems, Inc.*	97,924
7,270	Cohu, Inc.	94,146
5,008	Constant Contact, Inc.*	88,341
11,073	Cray, Inc.*	52,265
2,407	Cymer, Inc.*	75,508
5,017	DealerTrack Holdings, Inc.*	90,155
10,400	Digi International, Inc.*	99,840
5,046	Diodes, Inc.*	84,167
17,238	DivX, Inc.*	96,878
14,349	DSP Group, Inc.*	98,865
6,049	Echelon Corp.*	51,356
12,009	Exar Corp.*	84,423
6,934	EZchip Semiconductor Ltd. (Israel)*	82,515
4,055	Fair Isaac Corp.	88,926
17,911	Gerber Scientific, Inc.*	87,764
9,629	InfoSpace, Inc.*	89,261
7,877	Insight Enterprises, Inc.*	90,664
12,421	Ixia*	92,164
1,347	JDA Software Group, Inc.*	35,305
7,887	KVH Industries, Inc.*	102,531
3,601	Manhattan Associates, Inc.*	75,513
4,738	Mellanox Technologies Ltd. (Israel)*	87,037
7,743	Mercury Computer Systems, Inc.*	92,451
11,431	Methode Electronics, Inc.	125,627
11,074	Micrel, Inc.	82,723
4,141	Monolithic Power Systems, Inc.*	85,387
3,033	Multi-Fineline Electronix, Inc.*	72,398
5,585	Oplink Communications, Inc.*	82,937
2,879	Pegasystems, Inc.	95,727
8,802	Pericom Semiconductor Corp.*	77,458
10,169	Sapient Corp.*	78,810
9,140	Smith Micro Software, Inc.*	70,835
10,399	SonicWALL, Inc.*	79,240
4,073	Sourcefire, Inc.*	84,922
5,248	Stratasys, Inc.*	120,704
14,058	Symyx Technologies, Inc.*	69,446
5,488	Tekelec*	82,210
7,630	TiVo, Inc.*	68,823
2,937	TNS, Inc.*	67,257
15,360	TriQuint Semiconductor, Inc.*	92,160
4,353	Tyler Technologies, Inc.*	81,532

6,414	Ultratech, Inc.*	$87,487
2,831	Unisys Corp.*	81,788
3,389	Veeco Instruments, Inc.*	107,838
9,236	Virtusa Corp.*	82,293
7,925	Xyratex Ltd. (Bermuda)*	108,652
		4,300,137
	Materials - 5.9%
2,985	Arch Chemicals, Inc.	83,461
7,511	China Green Agriculture, Inc.*	107,633
1,830	Clearwater Paper Corp.*	89,542
4,276	Innophos Holdings, Inc.	83,639
7,021	Innospec, Inc.	68,455
2,076	Kaiser Aluminum Corp.	72,971
3,158	Koppers Holdings, Inc.	88,171
6,683	LSB Industries, Inc.*	87,881
7,993	Neenah Paper, Inc.	111,263
12,904	Omnova Solutions, Inc.*	73,037
4,016	Quaker Chemical Corp.	70,240
1,598	Schweitzer-Mauduit International, Inc.	120,233
15,986	Silvercorp Metals, Inc. (Canada)	84,406
8,667	Spartech Corp.	87,450
9,437	Wausau Paper Corp.	83,234
		1,311,616
	Telecommunication Services - 0.4%
10,641	Alaska Communications Systems Group, Inc.	86,724

	Utilities - 2.3%
2,504	American States Water Co.	83,183
2,600	Chesapeake Utilities Corp.	77,064
4,410	El Paso Electric Co.*	84,893
2,686	Laclede Group, Inc. (The)	86,650
7,723	PNM Resources, Inc.	89,818
3,216	UIL Holdings Corp.	87,379
		508,987
	Total Common Stocks and Other Equity Interests (Cost $21,511,904)	22,039,561

	Money Market Fund - 0.5%
117,421	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $117,421)	117,421

	Total Investments (Cost $21,629,325)(a)-100.2%	22,156,982
	Liabilities in excess of other assets-(0.2%)	(50,428)
	Net Assets-100.0%	$22,106,554

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $21,686,318. The net unrealized appreciation was $470,664 which consisted of aggregate gross unrealized appreciation of $2,728,353 and aggregate gross unrealized depreciation of $2,257,689.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 55.0%
26,200	AAR Corp.*	$607,054
14,500	Aerovironment, Inc.*	494,015
22,152	Alliant Techsystems, Inc.*	1,749,343
14,650	Argon ST, Inc.*	371,524
154,400	Boeing Co. (The)	9,356,640
18,000	Cubic Corp.	702,900
7,040	Ducommun, Inc.	126,579
28,378	Elbit Systems Ltd. (Israel)	1,771,355
20,060	Esterline Technologies Corp.*	757,466
39,390	GenCorp, Inc.*	220,584
104,630	General Dynamics Corp.	6,994,515
78,890	Goodrich Corp.	4,884,080
9,220	Herley Industries, Inc.*	112,853
58,890	L-3 Communications Holdings, Inc.	4,907,893
103,270	Lockheed Martin Corp.	7,695,680
30,532	Moog, Inc., Class A*	921,456
101,190	Northrop Grumman Corp.	5,727,354
38,270	Orbital Sciences Corp.*	605,049
108,950	Raytheon Co.	5,712,248
91,300	Rockwell Collins, Inc.	4,856,247
24,270	Teledyne Technologies, Inc.*	904,300
11,260	Triumph Group, Inc.	573,472
120,820	United Technologies Corp.	8,152,934
		68,205,541
	Auto Manufacturers - 2.0%
47,100	Force Protection, Inc.*	239,739
60,300	Oshkosh Corp.	2,175,021
		2,414,760
	Commercial Services - 4.3%
37,900	DynCorp International, Inc., Class A*	455,179
266,250	SAIC, Inc.*	4,880,362
		5,335,541
	Computers - 5.4%
20,260	CACI International, Inc., Class A*	971,872
87,930	Computer Sciences Corp.*	4,510,809
11,690	Integral Systems, Inc.*	86,740
15,830	Mercury Computer Systems, Inc.*	189,010
9,020	NCI, Inc., Class A*	268,796
38,170	SRA International, Inc., Class A*	657,288
		6,684,515
	Electronics - 4.1%
5,990	American Science & Engineering, Inc.	465,064
60,430	Cogent, Inc.*	624,242
102,200	FLIR Systems, Inc.*	3,023,076
61,460	L-1 Identity Solutions, Inc.*	460,335
11,820	OSI Systems, Inc.*	312,875
41,750	Taser International, Inc.*	235,470
		5,121,062
	Engineering & Construction - 2.5%
16,188	Stanley, Inc.*	423,802
56,520	URS Corp.*	2,536,618
3,460	VSE Corp.	175,318
		3,135,738
	Metal Fabricate/Hardware - 4.5%
10,700	Ladish Co., Inc.*	165,315
50,900	Precision Castparts Corp.	5,357,225
		5,522,540
	Miscellaneous Manufacturing - 13.5%
17,290	Ceradyne, Inc.*	337,847
206,940	Honeywell International, Inc.	7,996,161
101,000	ITT Corp.	4,879,310
182,600	Textron, Inc.	3,566,178
		16,779,496
	Packaging & Containers - 2.6%
63,328	Ball Corp.	3,216,429

	Software - 0.9%
24,170	ManTech International Corp., Class A*	1,157,985

	Telecommunications - 5.2%
8,900	Applied Signal Technology, Inc.	158,331
19,020	Comtech Telecommunications Corp.*	672,547
30,270	DigitalGlobe, Inc.*	712,253
10,240	EMS Technologies, Inc.*	131,277
12,850	GeoEye, Inc.*	329,860
88,700	Harris Corp.	3,807,004
21,470	ViaSat, Inc.*	586,775
		6,398,047
	Total Common Stocks (Cost $163,673,603)	123,971,654

	Money Market Fund - 0.1%
82,769	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $82,769)	82,769

	Total Investments (Cost $163,756,372)(a)-100.1%	124,054,423
	Liabilities in excess of other assets-(0.1%)	(116,063)
	Net Assets-100.0%	$123,938,360

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $164,581,168. The net unrealized depreciation was $40,526,745 which consisted of aggregate gross unrealized appreciation of $740,913 and aggregate gross unrealized depreciation of $41,267,658.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CleantechTM Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 3.6%
26,605	Fuel Systems Solutions, Inc.*	$948,202
155,552	Johnson Controls, Inc.	4,329,012
4,727	Westport Innovations, Inc. (Canada)*	59,049
		5,336,263
	Biotechnology - 3.4%
61,813	Martek Biosciences Corp.*	1,331,452
35,468	Novozymes A/S, Class B (Denmark)	3,640,723
		4,972,175
	Building Materials - 1.8%
217,966	Kingspan Group PLC (Ireland)*	1,782,723
34,128	WaterFurnace Renewable Energy, Inc. (Canada)	808,117
		2,590,840
	Chemicals - 1.1%
1,274	Gurit Holding AG (Switzerland)	669,341
91,613	Plant Health Care PLC (United Kingdom)*	308,728
83,131	Zoltek Cos., Inc.*	694,144
		1,672,213
	Computers - 1.2%
48,746	Telvent GIT SA (Spain)	1,755,831

	Electric - 3.3%
21,597,000	Energy Development Corp. (Philippines)	2,196,960
24,777	EnerNOC, Inc.*	771,556
57,209	Ormat Technologies, Inc.	1,969,134
		4,937,650
	Electrical Components & Equipment - 18.1%
19,631	A123 Systems, Inc.*	313,703
44,748	American Superconductor Corp.*	1,701,319
1,257,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,494,453
426,039	Chloride Group PLC (United Kingdom)	1,242,227
85,924	EnerSys*	1,674,659
201,837	Gamesa Corp. Tecnologica SA (Spain)	2,936,685
28,894	Saft Groupe SA (France)	1,242,114
37,624	Schneider Electric SA (France)	3,891,126
26,103	SMA Solar Technology AG (Germany)	3,066,404
110,273	SunPower Corp., Class A*	2,248,467
160,867	Suntech Power Holdings Co. Ltd. ADR (China)*	2,173,313
68,957	Vestas Wind Systems A/S (Denmark)*	3,635,768
		26,620,238
	Electronics - 9.2%
27,246	Badger Meter, Inc.	1,029,626
25,556	Dionex Corp.*	1,785,087
74,900	Horiba Ltd. (Japan)	1,795,735
39,336	Itron, Inc.*	2,420,737
24,981	Roth & Rau AG (Germany)*	1,009,114
119,842	Trimble Navigation Ltd.*	2,743,183
19,967	Vaisala Oyj, Class A (Finland)	692,623
83,225	Woodward Governor Co.	2,116,412
		13,592,517
	Energy-Alternate Sources - 5.7%
30,063	First Solar, Inc.*	3,406,138
918,008	Iberdrola Renovables SA (Spain)	4,076,905
20,408	Solar Millennium AG (Germany)*	901,841
		8,384,884
	Engineering & Construction - 5.8%
225,943	ABB Ltd. (Switzerland)	4,116,043
96,297	Arcadis NV (Netherlands)	2,136,951
42,249	Grontmij NV CVA (Netherlands)	1,042,858
61,266	Insituform Technologies, Inc., Class A*	1,254,728
		8,550,580
	Environmental Control - 9.3%
71,374	Asahi Holdings, Inc. (Japan)	1,075,886
29,647	BWT AG (Austria)	816,826
117,777	Energy Recovery, Inc.*	719,617
71,780	Fuel Tech, Inc.*	526,147
724,000	Hyflux Ltd. (Singapore)	1,695,915
103,200	Kurita Water Industries Ltd. (Japan)	3,181,824
118,682	Nalco Holding Co.	2,798,521
80,236	Tetra Tech, Inc.*	1,816,543
243,292	Tomra Systems ASA (Norway)	1,135,795
		13,767,074
	Hand/Machine Tools - 1.1%
64,251	Baldor Electric Co.	1,585,715

	Healthcare-Services - 0.6%
18,538	Eurofins Scientific (France)	913,292

	Machinery-Diversified - 3.3%
49,053	Kadant, Inc.*	746,587
24,701	Lindsay Corp.	993,968
62,360	Roper Industries, Inc.	3,122,989
		4,863,544
	Mining - 0.4%
130,723	5N Plus, Inc. (Canada)*	619,569

	Miscellaneous Manufacturing - 13.9%
65,319	CLARCOR, Inc.	2,115,029
70,364	Donaldson Co., Inc.	2,690,719
37,570	ESCO Technologies, Inc.	1,228,163
838,578	Hansen Transmissions International NV (Belgium)*	1,195,926
142,441	Hexcel Corp.*	1,566,851
90,466	Pall Corp.	3,118,363
68,850	Polypore International, Inc.*	924,656
46,281	Siemens AG (Germany)	4,137,032
47,016	SPX Corp.	2,559,551
55,748	STR Holdings, Inc.*	929,877
		20,466,167
	Semiconductors - 10.5%
95,967	Aixtron AG (Germany)	2,882,274
21,534	Centrotherm Photovoltaics AG (Germany)*	1,202,293
66,923	Cree, Inc.*	3,741,665
213,488	GT Solar International, Inc.*	1,227,556
230,057	MEMC Electronic Materials, Inc.*	2,894,117
37,633	Power Integrations, Inc.	1,174,526
406,750	Renewable Energy Corp. ASA (Norway)*	2,370,530
		15,492,961
	Software - 4.4%
70,364	ANSYS, Inc.*	2,945,437

145,947	Autodesk, Inc.*	$3,472,079
		6,417,516
	Telecommunications - 3.3%
225,001	Corning, Inc.	4,068,018
44,530	RuggedCom, Inc. (Canada)*	840,031
		4,908,049
	Total Investments (Cost $162,688,897)(a)-100.0%	147,447,078
	Liabilities in excess of other assets-(0.0%)	(2,564)
	Net Assets-100.0%	$147,444,514

ADR       American Depositary Receipt

CVA       Dutch Certificate

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $172,407,903. The net unrealized depreciation was $24,960,825 which consisted of aggregate gross unrealized appreciation of $8,605,662 and aggregate gross unrealized depreciation of $33,566,487.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.6%
93,930	Chico’s FAS, Inc.*	$1,199,486
73,210	Clear Channel Outdoor Holdings, Inc., Class A*	743,082
56,030	Federal Mogul Corp.*	917,771
130,850	Ford Motor Co.*	1,418,414
76,470	Gannett Co., Inc.	1,234,991
21,204	John Wiley & Sons, Inc., Class A	885,267
26,021	Lamar Advertising Co., Class A*	744,201
98,932	Las Vegas Sands Corp.*	1,533,446
69,585	Liberty Media Corp. - Capital, Series A*	1,801,556
20,228	Netflix, Inc.*	1,259,193
20,845	Nordstrom, Inc.	719,986
22,520	Polo Ralph Lauren Corp.	1,846,640
14,100	Priceline.com, Inc.*	2,754,435
28,030	Royal Caribbean Cruises Ltd.*	731,303
39,866	Staples, Inc.	935,256
87,579	TRW Automotive Holdings Corp.*	2,016,944
52,003	Virgin Media, Inc.	737,923
55,856	Wyndham Worldwide Corp.	1,172,417
		22,652,311
	Consumer Staples - 0.8%
16,104	J.M. Smucker Co. (The)	967,367

	Energy - 2.6%
37,450	Atwood Oceanics, Inc.*	1,255,324
37,849	EXCO Resources, Inc.	663,871
16,953	Massey Energy Co.	653,030
47,251	Quicksilver Resources, Inc.*	627,966
		3,200,191
	Financials - 9.5%
42,100	AmeriCredit Corp.*	882,837
66,080	CB Richard Ellis Group, Inc., Class A*	812,784
19,160	Digital Realty Trust, Inc. REIT	919,680
22,370	Hanover Insurance Group, Inc. (The)	948,935
30,968	Macerich Co. (The) REIT	955,363
16,542	SL Green Realty Corp. REIT	752,495
100,319	Ventas, Inc. REIT	4,233,462
2,774	White Mountains Insurance Group Ltd.	888,984
66,349	XL Capital Ltd., Class A	1,112,673
		11,507,213
	Health Care - 11.8%
56,020	Brookdale Senior Living, Inc.*	1,022,365
53,230	Dendreon Corp.*	1,474,471
37,230	DENTSPLY International, Inc.	1,248,322
22,400	Edwards Lifesciences Corp.*	2,007,488
9,340	Express Scripts, Inc.*	783,252
189,340	Health Management Associates, Inc., Class A*	1,257,218
44,785	Henry Schein, Inc.*	2,420,629
16,362	Medco Health Solutions, Inc.*	1,005,936
6,768	Mettler-Toledo International, Inc.*	659,677
18,058	Perrigo Co.	799,608
29,248	Valeant Pharmaceuticals International*	978,931
18,346	Vertex Pharmaceuticals, Inc.*	704,486
		14,362,383
	Industrials - 20.4%
13,150	Bucyrus International, Inc.	688,797
31,410	CSX Corp.	1,346,233
15,400	Danaher Corp.	1,098,790
19,100	Deere & Co.	954,045
31,200	Donaldson Co., Inc.	1,193,088
21,370	Flowserve Corp.	1,926,933
25,510	Gardner Denver, Inc.	1,016,573
13,650	Goodrich Corp.	845,072
110,979	Hertz Global Holdings, Inc.*	1,149,742
27,767	IDEX Corp.	783,585
103,928	J.B. Hunt Transport Services, Inc.	3,186,432
24,338	Norfolk Southern Corp.	1,145,346
28,920	Oshkosh Corp.	1,043,144
21,440	Precision Castparts Corp.	2,256,560
37,016	Republic Services, Inc.	991,659
19,400	Ryder System, Inc.	706,160
14,728	Stanley Works (The)	754,810
38,286	Textron, Inc.	747,726
16,735	Union Pacific Corp.	1,012,468
11,876	United Technologies Corp.	801,392
11,219	W.W. Grainger, Inc.	1,113,822
		24,762,377
	Information Technology - 18.0%
94,695	Advanced Micro Devices, Inc.*	706,425
30,600	Amphenol Corp., Class A	1,219,104
47,200	ANSYS, Inc.*	1,975,792
21,100	Apple, Inc.*	4,053,732
13,980	Cree, Inc.*	781,622
15,140	F5 Networks, Inc.*	748,370
17,510	FactSet Research Systems, Inc.	1,103,130
36,170	Global Payments, Inc.	1,609,565
13,704	Hewlett-Packard Co.	645,047
43,706	Jabil Circuit, Inc.	632,863
5,560	MasterCard, Inc., Class A	1,389,444
89,634	Micron Technology, Inc.*	781,608
28,860	Oracle Corp.	665,512
21,960	Rovi Corp.*	633,985
21,920	Salesforce.com, Inc.*	1,393,016
27,921	SanDisk Corp.*	709,752
53,043	Seagate Technology (Cayman Islands)	887,409
17,454	Sybase, Inc.*	709,854
32,429	Western Digital Corp.*	1,231,978
		21,878,208
	Materials - 11.4%
11,160	Air Products & Chemicals, Inc.	847,714
64,910	Airgas, Inc.	2,743,097
41,840	Ball Corp.	2,125,053
10,530	Freeport-McMoRan Copper & Gold, Inc.	702,246
69,701	Huntsman Corp.	849,655
35,730	International Paper Co.	818,574
15,052	Lubrizol Corp. (The)	1,109,182
36,870	RPM International, Inc.	689,469
27,182	Sigma-Aldrich Corp.	1,300,659
56,524	Temple-Inland, Inc.	981,822
28,769	Valspar Corp. (The)	761,803

14,975	Walter Energy, Inc.	$972,177
		13,901,451
	Telecommunication Services - 4.0%
113,800	American Tower Corp., Class A*	4,830,810

	Utilities - 2.9%
39,420	Energen Corp.	1,732,509
15,579	National Fuel Gas Co.	730,967
24,852	ONEOK, Inc.	1,048,506
		3,511,982

	Total Common Stocks and Other Equity Interests (Cost $107,314,624)	121,574,293

	Money Market Fund - 0.1%
158,169	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $158,169)	158,169

	Total Investments (Cost $107,472,793)(a)-100.1%	121,732,462
	Liabilities in excess of other assets-(0.1%)	(160,530)
	Net Assets-100.0%	$121,571,932

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $108,287,867. The net unrealized appreciation was $13,444,595 which consisted of aggregate gross unrealized appreciation of $18,184,709 and aggregate gross unrealized depreciation of $4,740,114.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Diversified Financial Services - 15.5%
497,298	Blackstone Group LP	$6,032,225
505,403	Brait SA (South Africa)	1,404,673
924,722	Fortress Investment Group LLC, Class A*	4,216,732
481,800	GP Investments Ltd., Class A (Bermuda)*	2,420,071
1,072,324	Intermediate Capital Group PLC (United Kingdom)	4,582,366
206,153	KKR & Co. Guernsey LP (Guernsey)*	2,035,059
404,110	KTB Securities Co. Ltd. (South Korea)*	1,273,379
272,056	Onex Corp. (Canada)	6,306,695
		28,271,200
	Electric - 1.5%
130,508	Otter Tail Corp.	2,818,973

	Food - 3.3%
375,162	Hakon Invest AB (Sweden)	6,038,368

	Holding Companies-Diversified - 18.1%
75,011	Ackermans & van Haaren NV (Belgium)	5,171,202
144,272	Compass Diversified Holdings	1,690,868
100,455	Hal Trust (Netherlands)	10,189,072
115,639	Latour Investment AB, Class B (Sweden)	1,795,867
390,277	Leucadia National Corp.*	8,714,885
99,513	Wendel (France)	5,417,902
		32,979,796
	Investment Companies - 46.3%
640,060	Allied Capital Corp.*	2,662,650
1,119,979	American Capital Ltd.*	4,132,722
349,610	AP Alternative Assets LP (United Kingdom)*	2,517,192
528,592	Apollo Investment Corp.	5,444,498
335,194	Ares Capital Corp.	4,122,886
213,938	BlackRock Kelso Capital Corp.	1,923,303
17,699	Capital Southwest Corp.	1,441,584
488,925	CapMan Oyj, Class B (Finland)*	1,106,803
836,000	China Merchants China Direct Investments Ltd. (Hong Kong)*	1,776,297
1,038,407	DeA Capital SpA (Italy)*	1,690,774
122,851	Electra Private Equity PLC (United Kingdom)*	2,570,498
107,490	Eurazeo (France)	7,797,557
173,368	Fifth Street Finance Corp.	1,898,380
120,754	Gladstone Capital Corp.	891,164
299,393	Graphite Enterprise Trust PLC (United Kingdom)	1,399,078
196,559	Harris & Harris Group, Inc.*	794,098
177,809	Hercules Technology Growth Capital, Inc.	1,788,758
104,999	HgCapital Trust PLC (United Kingdom)*	1,386,428
368,630	Hosken Consolidated Investments Ltd. (South Africa)*	3,333,425
63,878	Kayne Anderson Energy Development Co.*	926,870
513,923	KKR Financial Holdings LLC	3,098,956
202,387	Kohlberg Capital Corp.	870,264
1,125,934	LMS Capital PLC (United Kingdom)*	927,202
1,227,650	Macquarie Korea Infrastructure Fund (South Korea)	5,051,144
58,129	Main Street Capital Corp.	817,294
318,724	MCG Capital Corp.*	1,462,943
118,513	MVC Capital, Inc.	1,386,602
114,556	NGP Capital Resources Co.	875,208
94,483	Paris Orleans et Cie SA (France)	2,575,023
104,349	PennantPark Investment Corp.	944,358
237,428	Prospect Capital Corp.	2,709,053
362,618	Ratos AB, Class B (Sweden)	10,087,217
370,187	RHJ International (Belgium)*	3,053,570
154,631	TICC Capital Corp.	907,684
		84,371,483
	Media - 0.9%
1,059,455	Southern Cross Media Group (Australia)	1,728,803

	Venture Capital - 12.8%
2,088,026	3i Group PLC (United Kingdom)	8,779,286
187,209	Altamir Amboise (France)*	1,473,457
57,510	Deutsche Beteiligungs AG (Germany)	1,435,994
64,874	Dinamia SA (Spain)	902,044
71,824	Gimv NV (Belgium)	3,687,226
1,476,149	IP Group PLC (United Kingdom)*	1,371,921
194,860	Jafco Co. Ltd. (Japan)	4,759,388
8,495,000	K1 Ventures Ltd. (Singapore)	964,166
		23,373,482
	Water - 1.5%
84,445	Pico Holdings, Inc.*	2,650,728

	Total Investments (Cost $173,963,810)(a)-99.9%	182,232,833
	Other assets less liabilities-0.1%	131,428
	Net Assets-100.0%	$182,364,261

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $233,468,314. The net unrealized depreciation was $51,235,481 which consisted of aggregate gross unrealized appreciation of $14,940,585 and aggregate gross unrealized depreciation of $66,176,066.

The Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.90%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.5%
	Bermuda - 0.4%
77,840	China Yuchai International Ltd.	$1,043,056
93,040	Global Sources Ltd.*	582,430
		1,625,486
	British Virgin Islands - 0.6%
91,782	Hollysys Automation Technologies Ltd.*	1,055,493
48,066	Origin Agritech Ltd.*	509,500
180,304	Renesola Ltd. ADR*	793,338
25,718	Tongxin International Ltd.*	177,711
		2,536,042
	Canada - 0.4%
339,188	Silvercorp Metals, Inc.	1,790,913

	Cayman Islands - 9.5%
44,928	3SBio, Inc. ADR*	513,976
160,808	Actions Semiconductor Co. Ltd. ADR*	381,115
22,384	AutoChina International Ltd.*	704,872
107,272	Changyou.Com Ltd. ADR*	3,603,266
119,494	China Digital TV Holding Co. Ltd. ADR	757,592
72,476	China Distance Education Holdings Ltd. ADR*	435,581
50,292	China GrenTech Corp. Ltd. ADR*	159,929
49,876	China Mass Media Corp. ADR*	167,085
67,066	China Medical Technologies, Inc. ADR	876,553
217,512	China Nepstar Chain Drugstore Ltd. ADR	1,313,772
292,886	China Real Estate Information Corp. ADR*	2,422,167
90,528	China Techfaith Wireless Communication Technology Ltd. ADR*	291,500
95,296	CNinsure, Inc. ADR	1,773,459
166,618	E-House China Holdings Ltd. ADR*	2,672,553
116,872	Longtop Financial Technologies Ltd. ADR*	4,050,783
79,474	New Oriental Education & Technology Group ADR*	5,404,232
74,782	Noah Education Holdings Ltd. ADR*	304,363
20,544	Perfect World Co. Ltd. ADR*	766,086
934,504	Semiconductor Manufacturing International Corp. ADR*	3,467,010
300,822	Shanda Games Ltd. ADR*	2,556,987
92,428	Spreadtrum Communications, Inc. ADR*	585,069
142,716	Trina Solar Ltd. ADR*	3,129,762
93,050	Vanceinfo Technologies, Inc. ADR*	1,491,591
142,620	WuXi PharmaTech Cayman, Inc. ADR*	2,145,005
		39,974,308
	China - 62.9%
58,880	51job, Inc. ADR*	941,491
61,412	Acorn International, Inc. ADR	364,787
91,736	AgFeed Industries, Inc.*	411,895
132,012	Agria Corp. ADR*	270,625
140,394	Airmedia Group, Inc. ADR*	1,089,457
752,000	Aluminum Corp. of China Ltd. ADR*	18,657,120
163,580	American Oriental Bioengineering, Inc.*	659,227
45,304	ATA, Inc. ADR*	135,912
48,318	Baidu, Inc. ADR*	19,893,004
86,808	BMP Sunstone Corp.*	467,027
89,220	Canadian Solar, Inc.*	1,885,219
200,132	China Eastern Airlines Corp. Ltd. ADR*	6,540,314
45,970	China Finance Online Co. Ltd. ADR*	341,097
388,000	China Life Insurance Co. Ltd. ADR	25,623,520
233,000	China Petroleum and Chemical Corp. ADR	18,101,770
141,748	China Security & Surveillance Technology, Inc.*	1,024,838
334,380	China Southern Airlines Co. Ltd. ADR*	5,433,675
93,220	China Sunergy Co. Ltd. ADR*	383,134
493,000	China Telecom Corp. Ltd. ADR	20,227,790
40,682	ChinaEdu Corp. ADR*	309,183
279,000	Ctrip.com International Ltd. ADR*	8,729,910
24,570	eLong, Inc. ADR*	257,739
270,492	Focus Media Holding Ltd. ADR*	3,630,003
105,092	General Steel Holdings, Inc.*	402,502
472,970	Giant Interactive Group, Inc. ADR	3,462,140
295,904	Guangshen Railway Co. Ltd. ADR	5,974,302
174,228	Gushan Environmental Energy Ltd. ADR	221,270
82,572	Home Inns & Hotels Management, Inc. ADR*	2,539,915
626,000	Huaneng Power International, Inc. ADR	13,934,760
45,816	Hurray! Holding Co. Ltd. ADR*	164,021
350,868	JA Solar Holdings Co. Ltd. ADR*	1,508,732
17,140	Jinpan International Ltd.	665,203
71,182	KongZhong Corp. ADR*	602,912
271,088	LDK Solar Co. Ltd. ADR*	1,688,878
87,856	Linktone Ltd. ADR*	148,477
225,428	Mindray Medical International Ltd. ADR	7,860,674
269,000	NetEase.com, Inc. ADR*	8,823,200
73,092	Ninetowns Internet Technology Group Co. Ltd. ADR*	111,831
280,000	PetroChina Co. Ltd. ADR	31,217,200
99,452	Qiao Xing Mobile Communication Co. Ltd.*	243,657
152,792	Qiao Xing Universal Telephone, Inc.*	322,391
139,462	Shanda Interactive Entertainment Ltd. ADR*	6,444,539
121,620	Simcere Pharmaceutical Group ADR*	997,284
126,368	SINA Corp.*	4,569,467
150,416	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	5,205,898
88,964	Sinovac Biotech Ltd.*	533,784
131,240	Solarfun Power Holdings Co. Ltd. ADR*	946,240
367,362	Suntech Power Holdings Co. Ltd. ADR*	4,963,061
58,544	The9 Ltd. ADR	398,685
70,656	Tongjitang Chinese Medicines Co. ADR*	263,547
71,984	Vimicro International Corp. ADR*	329,687
149,774	VisionChina Media, Inc. ADR*	1,301,536
214,936	WSP Holdings Ltd. ADR	649,107
157,640	Xinhua Sports & Entertainment Ltd. ADR*	96,160
158,136	Xinyuan Real Estate Co. Ltd. ADR*	627,800
944,000	Yanzhou Coal Mining Co. Ltd. ADR	18,332,480
309,936	Yingli Green Energy Holding Co. Ltd. ADR*	3,880,399
36,712	Yucheng Technologies Ltd.*	130,328
		264,940,804
	Hong Kong - 17.3%
221,598	CDC Corp., Class A*	511,891
746,000	China Mobile Ltd. ADR	35,024,700
40,988	China Natural Resources, Inc.*	491,856
1,597,000	China Unicom Ltd. ADR	17,886,400

133,000	CNOOC Ltd. ADR	$18,597,390
93,586	Nam Tai Electronics, Inc.*	448,277
		72,960,514
	United States - 8.4%
139,728	Advanced Battery Technologies, Inc.*	514,199
45,324	American Dairy, Inc.*	1,049,251
69,368	American Lorain Corp.*	235,158
72,496	A-Power Energy Generation Systems Ltd.*	868,502
97,236	AsiaInfo Holdings, Inc.*	2,323,940
26,094	China Advanced Construction Materials Group, Inc.*	138,298
17,636	China Agritech, Inc.*	481,992
111,238	China Architectural Engineering, Inc.*	112,350
37,804	China Auto Logistics, Inc.*	158,399
56,000	China Automotive Systems, Inc.*	907,760
132,840	China BAK Battery, Inc.*	302,875
47,104	China Biologic Products, Inc.*	466,801
57,632	China Fire & Security Group, Inc.*	630,494
47,370	China Green Agriculture, Inc.*	678,812
66,600	China Housing & Land Development, Inc.*	243,090
101,928	China Information Security Technology, Inc.*	496,389
167,100	China Infrastructure Investment Corp.*	324,174
67,924	China Integrated Energy, Inc.*	548,826
48,132	China Marine Food Group Ltd.*	293,605
49,956	China MediaExpress Holdings, Inc.*	586,983
44,236	China Natural Gas, Inc.*	433,070
54,002	China North East Petroleum Holdings Ltd.*	422,296
75,454	China Nutrifruit Group Ltd.*	295,025
88,302	China Pharma Holdings, Inc.*	307,291
97,256	China Precision Steel, Inc.*	189,649
40,246	China Ritar Power Corp.*	177,082
34,812	China Sky One Medical, Inc.*	615,476
46,908	China TransInfo Technology Corp.*	305,371
65,568	China Valves Technology, Inc.*	650,435
85,244	China Xd Plastics Co. Ltd.*	690,476
46,728	China-Biotics, Inc.*	594,380
92,498	ChinaCast Education Corp.*	614,187
30,856	Chindex International, Inc.*	382,306
75,474	Cogo Group, Inc.*	480,015
53,486	Deer Consumer Products, Inc.*	550,371
57,712	Fuqi International, Inc.*	949,362
68,646	Fushi Copperweld, Inc.*	632,916
65,908	Gulf Resources, Inc.*	624,808
64,344	Harbin Electric, Inc.*	1,092,561
28,340	Hong Kong Highpower Technology, Inc.*	162,672
30,626	HQ Sustainable Maritime Industries, Inc.*	215,607
41,700	Kandi Technolgies Corp.*	165,549
50,368	Lihua International, Inc.*	391,863
84,954	NIVS IntelliMedia Technology Group, Inc.*	308,383
32,656	Puda Coal, Inc.*	180,914
52,944	RINO International Corp.*	1,066,822
113,208	Shengda Tech, Inc.*	644,154
52,438	Sinohub, Inc.*	174,094
14,538	Skystar Bio-Pharmaceutical Co. Ltd.*	127,644
80,326	Sohu.com, Inc.*	4,044,414
38,200	SORL Auto Parts, Inc.*	378,944
79,274	Sutor Technology Group Ltd.*	229,895
112,812	Synutra International, Inc.*	1,516,193
21,732	Telestone Technologies Corp.*	290,774
49,124	Tianyin Pharmaceutical Co., Inc.	175,864
149,032	Tiens Biotech Group USA, Inc.*	372,580
36,090	Universal Travel Group*	325,532
270,316	UTStarcom, Inc.*	583,883
46,708	Winner Medical Group, Inc.*	290,057
68,846	Wonder Auto Technology, Inc.*	690,525
52,944	Wuhan General Group China, Inc.*	92,652
32,856	Yuhe International, Inc.*	322,974
72,014	Zhongpin, Inc.*	878,571
21,276	ZST Digital Networks, Inc.*	170,846
		35,170,381
	Total Common Stocks and Other Equity Interests (Cost $465,870,858)	418,998,448

	Money Market Fund - 0.1%
459,195	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $459,195)	459,195

	Total Investments (Cost $466,330,053)(a)-99.6%	419,457,643
	Other assets less liabilities-0.4%	1,623,240
	Net Assets-100.0%	$421,080,883

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $480,084,931. The net unrealized depreciation was $60,627,288 which consisted of aggregate gross unrealized appreciation of $37,894,397 and aggregate gross unrealized depreciation of $98,521,685.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 3.4%
23,810	Toyota Motor Corp. ADR (Japan)	$1,833,370

	Biotechnology - 4.7%
458,200	Nanosphere, Inc.*	2,515,518

	Chemicals - 18.1%
24,550	Air Products & Chemicals, Inc.	1,864,818
59,750	E.I. du Pont de Nemours & Co.	1,948,447
488,600	Shengda Tech, Inc.*	2,780,134
627,800	Symyx Technologies, Inc.*	3,101,332
		9,694,731
	Commercial Services - 5.0%
3,509,000	Altair Nanotechnologies, Inc.*	2,666,489

	Computers - 6.8%
38,150	Hewlett-Packard Co.	1,795,720
15,220	International Business Machines Corp.	1,862,776
		3,658,496
	Electrical Components & Equipment - 7.6%
144,700	A123 Systems, Inc.*	2,312,306
435,700	Ener1, Inc.*	1,760,228
		4,072,534
	Electronics - 10.9%
128,200	FEI Co.*	2,666,560
76,810	NVE Corp.*	3,202,977
		5,869,537
	Energy-Alternate Sources - 5.1%
498,300	Headwaters, Inc.*	2,735,667

	Investment Companies - 4.8%
641,000	Harris & Harris Group, Inc.*	2,589,640

	Miscellaneous Manufacturing - 7.6%
24,120	3M Co.	1,941,419
131,250	General Electric Co.	2,110,500
		4,051,919
	Pharmaceuticals - 11.5%
756,800	BioDelivery Sciences International, Inc.*	2,679,072
468,150	Elan Corp. PLC ADR (Ireland)*	3,487,717
		6,166,789
	Semiconductors - 8.9%
99,150	Intel Corp.	1,923,510
89,180	Veeco Instruments, Inc.*	2,837,708
		4,761,218
	Software - 5.6%
524,200	Accelrys, Inc.*	2,982,698

	Total Common Stocks and Other Equity Interests (Cost $61,667,489)	53,598,606

	Money Market Fund - 0.2%
84,783	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $84,783)	84,783

	Total Investments (Cost $61,752,272)(a)-100.2%	53,683,389
	Liabilities in excess of other assets-(0.2%)	(96,320)
	Net Assets-100.0%	$53,587,069

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $71,704,096. The net unrealized depreciation was $18,020,707 which consisted of aggregate gross unrealized appreciation of $5,415,194 and aggregate gross unrealized depreciation of $23,435,901.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests (<) - 100.2%
	Auto Manufacturers - 0.9%
2,110	PACCAR, Inc.	$76,023

	Biotechnology - 9.6%
2,444	Amgen, Inc.*	142,925
1,628	Biogen Idec, Inc.*	87,489
2,360	Celgene Corp.*	134,001
1,723	Genzyme Corp.*	93,490
4,590	Gilead Sciences, Inc.*	221,559
636	Illumina, Inc.*	23,335
935	Life Technologies Corp.*	46,479
1,078	Vertex Pharmaceuticals, Inc.*	41,395
		790,673
	Chemicals - 0.4%
605	Sigma-Aldrich Corp.	28,949

	Commercial Services - 2.1%
811	Apollo Group, Inc., Class A*	49,139
1,847	Automatic Data Processing, Inc.	75,339
1,776	Paychex, Inc.	51,486
		175,964
	Computers - 20.8%
6,507	Apple, Inc.*	1,250,125
1,488	Cognizant Technology Solutions Corp., Class A*	64,966
3,727	Dell, Inc.*	48,078
564	Infosys Technologies Ltd. ADR (India)	29,277
887	Logitech International SA (Switzerland)*	14,848
1,822	NetApp, Inc.*	53,075
2,945	Research In Motion Ltd. (Canada)*	185,417
1,201	SanDisk Corp.*	30,530
2,572	Seagate Technology (Cayman Islands)	43,030
		1,719,346
	Distribution/Wholesale - 0.4%
734	Fastenal Co.	30,446

	Electronics - 1.0%
4,564	Flextronics International Ltd. (Singapore)*	28,936
823	FLIR Systems, Inc.*	24,344
964	Garmin Ltd.	31,147
		84,427
	Energy-Alternate Sources - 0.5%
386	First Solar, Inc.*	43,734

	Engineering & Construction - 0.2%
687	Foster Wheeler AG (Switzerland)*	19,222

	Environmental Control - 0.3%
458	Stericycle, Inc.*	24,242

	Healthcare-Products - 2.2%
756	DENTSPLY International, Inc.	25,349
467	Henry Schein, Inc.*	25,241
1,405	Hologic, Inc.*	21,173
198	Intuitive Surgical, Inc.*	64,956
608	Patterson Cos., Inc.*	17,365
1,212	QIAGEN NV (Netherlands)*	26,373
		180,457
	Internet - 12.4%
1,489	Amazon.com, Inc.*	186,735
140	Baidu, Inc. ADR (China)*	57,639
4,995	eBay, Inc.*	114,985
1,472	Expedia, Inc.*	31,516
766	Google, Inc., Class A*	405,536
2,832	Liberty Media Corp. - Interactive, Class A*	29,396
241	Priceline.com, Inc.*	47,079
4,390	Symantec Corp.*	74,411
939	VeriSign, Inc.*	21,512
3,489	Yahoo!, Inc.*	52,370
		1,021,179
	Lodging - 0.5%
695	Wynn Resorts Ltd.*	43,007

	Machinery-Construction & Mining - 0.3%
521	Joy Global, Inc.	23,831

	Media - 4.1%
7,479	Comcast Corp., Class A	118,393
3,609	DIRECTV, Class A*	109,533
1,114	DISH Network Corp., Class A	20,342
7,376	News Corp., Class A	93,011
		341,279
	Pharmaceuticals - 5.0%
377	Cephalon, Inc.*	24,068
1,270	Express Scripts, Inc.*	106,502
1,608	Mylan, Inc.*	29,314
3,827	Teva Pharmaceutical Industries Ltd. ADR (Israel)	217,067
1,298	Warner Chilcott PLC, Class A (Ireland)*	35,474
		412,425
	Retail - 5.5%
1,830	Bed Bath & Beyond, Inc.*	70,821
1,189	Costco Wholesale Corp.	68,284
708	O’Reilly Automotive, Inc.*	26,762
655	Ross Stores, Inc.	30,084
626	Sears Holdings Corp.*	58,393
2,513	Staples, Inc.	58,955
5,331	Starbucks Corp.*	116,163
863	Urban Outfitters, Inc.*	27,245
		456,707
	Semiconductors - 7.5%
2,152	Altera Corp.	45,881
3,573	Applied Materials, Inc.	43,519
2,063	Broadcom Corp., Class A*	55,123
10,016	Intel Corp.	194,310
1,073	KLA-Tencor Corp.	30,259
681	Lam Research Corp.*	22,480
1,545	Linear Technology Corp.	40,324
3,078	Marvell Technology Group Ltd. (Bermuda)*	53,649
1,556	Maxim Integrated Products, Inc.	27,199
791	Microchip Technology, Inc.	20,416
2,822	NVIDIA Corp.*	43,431
1,902	Xilinx, Inc.	44,849
		621,440

	Software - 14.7%
5,866	Activision Blizzard, Inc.	$59,598
2,659	Adobe Systems, Inc.*	85,886
1,240	Autodesk, Inc.*	29,499
1,104	BMC Software, Inc.*	42,658
2,596	CA, Inc.	57,216
421	Cerner Corp.*	31,849
1,068	Check Point Software Technologies Ltd. (Israel)*	34,155
1,126	Citrix Systems, Inc.*	46,785
1,700	Electronic Arts, Inc.*	27,676
997	Fiserv, Inc.*	44,905
2,065	Intuit, Inc.*	61,145
15,828	Microsoft Corp.	446,033
10,827	Oracle Corp.	249,671
		1,217,076
	Telecommunications - 9.7%
10,645	Cisco Systems, Inc.*	239,193
544	Millicom International Cellular SA (Luxembourg)	38,798
837	NII Holdings, Inc.*	27,404
10,435	QUALCOMM, Inc.	408,948
1,744	Virgin Media, Inc.	24,747
3,026	Vodafone Group PLC ADR (United Kingdom)	64,938
		804,028
	Textiles - 0.3%
950	Cintas Corp.	23,855

	Toys/Games/Hobbies - 0.5%
2,141	Mattel, Inc.	42,221

	Transportation - 1.3%
859	C.H. Robinson Worldwide, Inc.	48,645
1,078	Expeditors International of Washington, Inc.	36,760
658	J.B. Hunt Transport Services, Inc.	20,174
		105,579
	Total Common Stocks and Other Equity Interests (Cost $6,481,977)	8,286,110

	Money Market Fund - 0.0%
1,210	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,210)	1,210

	Total Investments (Cost $6,483,187)(a)-100.2%	8,287,320
	Liabilities in excess of other assets-(0.2%)	(14,256)
	Net Assets-100.0%	$8,273,064

ADR       American Depositary Receipt

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $6,483,187. The net unrealized appreciation was $1,804,133 which consisted of aggregate gross unrealized appreciation of $1,856,909 and aggregate gross unrealized depreciation of $52,776.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The following written option contracts were open at January 31, 2010:

			Number			Unrealized
	Contract	Strike	of	Premium		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)
Call Option NASDAQ-100 Index	Feb-10	$1,875	46	$9,798	$(162,010)	$(152,212)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests (<) - 100.2%
	Consumer Discretionary - 9.7%
1,430	Abercrombie & Fitch Co., Class A	$45,102
5,425	Amazon.com, Inc.*	680,349
2,091	Apollo Group, Inc., Class A*	126,694
1,505	AutoNation, Inc.*	27,090
486	AutoZone, Inc.*	75,345
4,273	Bed Bath & Beyond, Inc.*	165,365
5,558	Best Buy Co., Inc.	203,701
1,345	Big Lots, Inc.*	38,211
978	Black & Decker Corp. (The)	63,237
7,109	Carnival Corp.	236,943
11,017	CBS Corp., Class B	142,450
5,187	Coach, Inc.	180,922
46,446	Comcast Corp., Class A	735,240
4,497	D.R. Horton, Inc.	53,020
2,271	Darden Restaurants, Inc.	83,936
1,007	DeVry, Inc.	61,487
15,567	DIRECTV Group, (The)*	472,458
4,364	Eastman Kodak Co.*	26,402
3,431	Expedia, Inc.*	73,458
2,258	Family Dollar Stores, Inc.	69,727
53,804	Ford Motor Co.*	583,235
2,445	Fortune Brands, Inc.	101,639
2,680	GameStop Corp., Class A*	52,984
3,842	Gannett Co., Inc.	62,048
7,745	Gap, Inc. (The)	147,775
2,595	Genuine Parts Co.	97,780
3,939	Goodyear Tire & Rubber Co. (The)*	52,546
5,455	H&R Block, Inc.	117,392
3,813	Harley-Davidson, Inc.	86,708
1,127	Harman International Industries, Inc.	40,065
2,025	Hasbro, Inc.	61,864
27,664	Home Depot, Inc. (The)	774,869
4,832	International Game Technology	88,619
7,907	Interpublic Group of Cos., Inc.*	51,079
3,836	J.C. Penney Co., Inc.	95,248
10,917	Johnson Controls, Inc.	303,820
4,988	Kohl’s Corp.*	251,246
2,473	Leggett & Platt, Inc.	45,157
2,623	Lennar Corp., Class A	40,289
4,353	Limited Brands, Inc.	82,794
23,951	Lowe’s Cos., Inc.	518,539
6,848	Macy’s, Inc.	109,089
4,125	Marriott International, Inc., Class A	108,199
5,881	Mattel, Inc.	115,973
17,557	McDonald’s Corp.	1,096,083
5,124	McGraw-Hill Cos., Inc. (The)	181,646
597	Meredith Corp.	18,495
1,879	New York Times Co. (The), Class A*	24,277
4,518	Newell Rubbermaid, Inc.	61,309
36,660	News Corp., Class A	462,283
6,339	NIKE, Inc., Class B	404,111
690	Nordstrom, Inc.	92,913
4,471	Office Depot, Inc.*	25,395
5,066	Omnicom Group, Inc.	178,830
2,233	O’Reilly Automotive, Inc.*	84,407
934	Polo Ralph Lauren Corp.	76,588
716	Priceline.com, Inc.*	139,871
5,136	Pulte Homes, Inc.*	54,031
2,035	RadioShack Corp.	39,723
2,033	Ross Stores, Inc.	93,376
1,457	Scripps Networks Interactive, Inc., Class A	62,214
789	Sears Holdings Corp.*	73,598
1,548	Sherwin-Williams Co. (The)	98,066
11,777	Staples, Inc.	276,288
12,086	Starbucks Corp.*	263,354
3,042	Starwood Hotels & Resorts Worldwide, Inc.	101,359
12,240	Target Corp.	627,545
2,023	Tiffany & Co.	82,154
5,734	Time Warner Cable, Inc.	249,945
18,997	Time Warner, Inc.	521,468
6,828	TJX Cos., Inc. (The)	259,532
1,446	VF Corp.	104,155
9,874	Viacom, Inc., Class B*	287,728
31,293	Walt Disney Co. (The)	924,708
102	Washington Post Co. (The), Class B	44,331
1,208	Whirlpool Corp.	90,817
2,905	Wyndham Worldwide Corp.	60,976
1,120	Wynn Resorts Ltd.	69,306
7,608	Yum! Brands, Inc.	260,270
		15,041,246
	Consumer Staples - 11.7%
33,713	Altria Group, Inc.	669,540
10,450	Archer-Daniels-Midland Co.	313,187
6,948	Avon Products, Inc.	209,413
1,788	Brown-Forman Corp., Class B	91,760
3,088	Campbell Soup Co.	102,244
2,274	Clorox Co. (The)	134,553
37,701	Coca-Cola Co. (The)	2,045,279
5,170	Coca-Cola Enterprises, Inc.	104,382
8,091	Colgate-Palmolive Co.	647,523
7,207	ConAgra Foods, Inc.	163,887
3,243	Constellation Brands, Inc., Class A*	52,147
7,093	Costco Wholesale Corp.	407,351
22,949	CVS Caremark Corp.	742,859
2,935	Dean Foods Co.*	51,744
4,132	Dr Pepper Snapple Group, Inc.	114,291
1,922	Estee Lauder Cos., Inc. (The), Class A	100,943
5,313	General Mills, Inc.	378,870
5,135	H.J. Heinz Co.	224,040
2,706	Hershey Co. (The)	98,580
1,137	Hormel Foods Corp.	44,002
1,937	J.M. Smucker Co. (The)	116,356
4,134	Kellogg Co.	224,972
6,759	Kimberly-Clark Corp.	401,417
24,032	Kraft Foods, Inc., Class A	664,725
10,588	Kroger Co. (The)	226,901
2,612	Lorillard, Inc.	197,728
2,130	McCormick & Co., Inc.	77,319
3,327	Mead Johnson Nutrition Co.	150,480
2,559	Molson Coors Brewing Co., Class B	107,478
2,346	Pepsi Bottling Group, Inc. (The)	87,271
25,387	PepsiCo, Inc.	1,513,573

30,987	Philip Morris International, Inc.	$1,410,218
47,536	Procter & Gamble Co. (The)	2,925,841
2,749	Reynolds American, Inc.	146,247
6,613	Safeway, Inc.	148,462
11,344	Sara Lee Corp.	137,716
3,450	SUPERVALU, Inc.	50,750
9,630	Sysco Corp.	269,544
4,964	Tyson Foods, Inc., Class A	68,603
16,090	Walgreen Co.	580,045
34,715	Wal-Mart Stores, Inc.	1,854,822
2,288	Whole Foods Market, Inc.*	62,279
		18,119,342
	Energy - 11.4%
7,997	Anadarko Petroleum Corp.	510,049
5,468	Apache Corp.	540,074
5,040	Baker Hughes, Inc.	228,211
4,776	BJ Services Co.	98,720
1,686	Cabot Oil & Gas Corp.	64,523
3,975	Cameron International Corp.*	149,699
10,539	Chesapeake Energy Corp.	261,156
32,640	Chevron Corp.	2,353,997
24,140	ConocoPhillips	1,158,720
2,940	CONSOL Energy, Inc.	137,033
4,065	Denbury Resources, Inc.*	55,081
7,226	Devon Energy Corp.	483,492
1,129	Diamond Offshore Drilling, Inc.	103,337
11,411	El Paso Corp.	115,822
4,105	EOG Resources, Inc.	371,174
77,234	Exxon Mobil Corp.	4,976,187
1,987	FMC Technologies, Inc.*	105,649
14,673	Halliburton Co.	428,598
4,734	Hess Corp.	273,578
11,515	Marathon Oil Corp.	343,262
1,391	Massey Energy Co.	53,581
3,108	Murphy Oil Corp.	158,757
4,611	Nabors Industries Ltd. (Bermuda)*	102,825
6,806	National Oilwell Varco, Inc.	278,365
2,824	Noble Energy, Inc.	208,807
13,204	Occidental Petroleum Corp.	1,034,401
4,358	Peabody Energy Corp.	183,559
1,875	Pioneer Natural Resources Co.	82,463
2,566	Range Resources Corp.	118,036
1,850	Rowan Cos., Inc.*	39,738
19,534	Schlumberger Ltd.	1,239,628
4,027	Smith International, Inc.	122,099
5,617	Southwestern Energy Co.*	240,857
10,524	Spectra Energy Corp.	223,635
1,904	Sunoco, Inc.	47,771
2,281	Tesoro Corp.	28,512
9,182	Valero Energy Corp.	169,132
9,488	Williams Cos., Inc. (The)	197,730
9,444	XTO Energy, Inc.	420,919
		17,709,177
	Financials - 14.8%
7,611	Aflac, Inc.	368,601
8,729	Allstate Corp. (The)	261,259
19,347	American Express Co.	728,608
2,192	American International Group, Inc.*	53,112
4,147	Ameriprise Financial, Inc.	158,581
4,459	Aon Corp.	173,455
1,905	Apartment Investment & Management Co., Class A REIT	29,261
1,902	Assurant, Inc.	59,780
1,326	AvalonBay Communities, Inc. REIT	101,585
161,664	Bank of America Corp.	2,454,060
19,593	Bank of New York Mellon Corp. (The)	569,960
11,187	BB&T Corp.	311,782
2,257	Boston Properties, Inc. REIT	146,412
7,318	Capital One Financial Corp.	269,741
4,388	CB Richard Ellis Group, Inc., Class A*	53,972
15,505	Charles Schwab Corp. (The)	283,586
5,558	Chubb Corp. (The)	277,900
2,649	Cincinnati Financial Corp.	69,907
317,254	Citigroup, Inc.*	1,053,283
1,082	CME Group, Inc.	310,339
2,458	Comerica, Inc.	84,826
8,829	Discover Financial Services	120,781
25,192	E*TRADE Financial Corp.*	38,292
4,494	Equity Residential REIT	144,033
1,431	Federated Investors, Inc., Class B	36,319
12,941	Fifth Third Bancorp	160,986
3,611	First Horizon National Corp.*	46,762
2,424	Franklin Resources, Inc.	240,049
7,950	Genworth Financial, Inc., Class A*	110,028
8,362	Goldman Sachs Group, Inc. (The)	1,243,597
6,230	Hartford Financial Services Group, Inc. (The)	149,458
4,771	HCP, Inc. REIT	135,258
2,000	Health Care, Inc. REIT	86,000
10,268	Host Hotels & Resorts, Inc. REIT*	108,841
7,692	Hudson City Bancorp, Inc.	102,073
11,633	Huntington Bancshares, Inc.	55,722
1,192	IntercontinentalExchange, Inc.*	113,812
6,975	Invesco Ltd.(~)	134,618
2,963	Janus Capital Group, Inc.	36,178
64,110	JPMorgan Chase & Co.	2,496,443
14,295	KeyCorp	102,638
6,535	Kimco Realty Corp. REIT	82,472
2,645	Legg Mason, Inc.	68,188
3,084	Leucadia National Corp.*	68,866
4,917	Lincoln National Corp.	120,860
5,872	Loews Corp.	210,041
1,345	M&T Bank Corp.	99,194
8,583	Marsh & McLennan Cos., Inc.	185,049
8,538	Marshall & Ilsley Corp.	58,998
13,320	MetLife, Inc.	470,462
3,193	Moody’s Corp.	88,095
22,115	Morgan Stanley	592,240
2,404	NASDAQ OMX Group, Inc. (The)*	43,248
3,929	Northern Trust Corp.	198,493
4,230	NYSE Euronext	99,024
5,668	People’s United Financial, Inc.	91,652
2,651	Plum Creek Timber Co., Inc. REIT	95,887
7,508	PNC Financial Services Group, Inc.	416,168
5,188	Principal Financial Group, Inc.	119,583
10,971	Progressive Corp. (The)*	181,899
7,699	ProLogis REIT	97,007
7,549	Prudential Financial, Inc.	377,375
2,208	Public Storage REIT	174,829
19,329	Regions Financial Corp.	122,739
4,640	Simon Property Group, Inc. REIT	334,080
7,721	SLM Corp.*	81,302
8,047	State Street Corp.	345,055
8,122	SunTrust Banks, Inc.	197,608

4,190	T. Rowe Price Group, Inc.	$207,908
1,347	Torchmark Corp.	60,480
8,890	Travelers Cos., Inc. (The)	450,456
31,114	U.S. Bancorp	780,339
5,399	Unum Group	105,658
2,548	Ventas, Inc. REIT	107,526
2,551	Vornado Realty Trust REIT	164,999
83,156	Wells Fargo & Co.	2,364,125
5,567	XL Capital Ltd., Class A	93,359
2,249	Zions Bancorp	42,664
		22,879,826
	Health Care - 13.2%
25,166	Abbott Laboratories	1,332,288
7,054	Aetna, Inc.	211,408
5,003	Allergan, Inc.	287,672
4,687	AmerisourceBergen Corp.	127,768
16,467	Amgen, Inc.*	962,990
9,808	Baxter International, Inc.	564,843
3,860	Becton, Dickinson and Co.	290,928
4,704	Biogen Idec, Inc.*	252,793
24,575	Boston Scientific Corp.*	212,082
27,847	Bristol-Myers Squibb Co.	678,353
1,569	C.R. Bard, Inc.	130,054
5,901	Cardinal Health, Inc.	195,146
2,881	CareFusion Corp.*	74,186
7,479	Celgene Corp.*	424,658
1,214	Cephalon, Inc.*	77,502
4,447	CIGNA Corp.	150,175
2,408	Coventry Health Care, Inc.*	55,095
1,663	DaVita, Inc.*	99,381
2,472	DENTSPLY International, Inc.	82,886
16,451	Eli Lilly & Co.	579,075
4,471	Express Scripts, Inc.*	374,938
4,912	Forest Laboratories, Inc.*	145,592
4,319	Genzyme Corp.*	234,349
14,641	Gilead Sciences, Inc.*	706,721
2,636	Hospira, Inc.*	133,487
2,762	Humana, Inc.*	134,288
2,970	IMS Health, Inc.	64,271
621	Intuitive Surgical, Inc.*	203,725
44,888	Johnson & Johnson	2,821,660
4,040	King Pharmaceuticals, Inc.*	48,520
1,726	Laboratory Corp. of America Holdings*	122,719
2,901	Life Technologies Corp.*	144,209
4,360	McKesson Corp.	256,455
7,755	Medco Health Solutions, Inc.*	476,777
18,006	Medtronic, Inc.	772,277
49,694	Merck & Co., Inc.	1,897,317
905	Millipore Corp.*	62,418
4,972	Mylan, Inc.*	90,640
1,514	Patterson Cos., Inc.*	43,240
1,901	PerkinElmer, Inc.	38,286
131,286	Pfizer, Inc.	2,449,797
2,528	Quest Diagnostics, Inc.	140,734
5,438	St. Jude Medical, Inc.*	205,176
4,593	Stryker Corp.	238,469
7,046	Tenet Healthcare Corp.*	39,035
6,643	Thermo Fisher Scientific, Inc.*	306,574
18,905	UnitedHealth Group, Inc.	623,865
2,023	Varian Medical Systems, Inc.*	101,737
1,540	Waters Corp.*	87,749
1,725	Watson Pharmaceuticals, Inc.*	66,188
7,456	WellPoint, Inc.*	475,096
3,465	Zimmer Holdings, Inc.*	195,149
		20,490,741
	Industrials - 10.5%
11,517	3M Co.	927,003
1,834	Avery Dennison Corp.	59,623
11,820	Boeing Co. (The)	716,292
4,264	Burlington Northern Santa Fe Corp.	425,249
2,729	C.H. Robinson Worldwide, Inc.	154,543
10,131	Caterpillar, Inc.	529,243
2,138	Cintas Corp.	53,685
6,386	CSX Corp.	273,704
3,284	Cummins, Inc.	148,305
4,233	Danaher Corp.	302,025
6,883	Deere & Co.	343,806
3,029	Dover Corp.	129,884
847	Dun & Bradstreet Corp. (The)	66,888
2,698	Eaton Corp.	165,226
12,237	Emerson Electric Co.	508,325
2,059	Equifax, Inc.	65,888
3,451	Expeditors International of Washington, Inc.	117,679
2,147	Fastenal Co.	89,058
5,086	FedEx Corp.	398,488
788	First Solar, Inc.*	89,280
909	Flowserve Corp.	81,965
2,911	Fluor Corp.	131,985
6,279	General Dynamics Corp.	419,751
173,229	General Electric Co.	2,785,522
2,022	Goodrich Corp.	125,182
12,413	Honeywell International, Inc.	479,638
6,277	Illinois Tool Works, Inc.	273,614
2,943	Iron Mountain, Inc.*	67,277
2,974	ITT Corp.	143,674
2,021	Jacobs Engineering Group, Inc.*	76,374
1,893	L-3 Communications Holdings, Inc.	157,763
5,202	Lockheed Martin Corp.	387,653
5,844	Masco Corp.	79,245
2,047	Monster Worldwide, Inc.*	31,913
5,987	Norfolk Southern Corp.	281,748
5,105	Northrop Grumman Corp.	288,943
5,913	PACCAR, Inc.	213,045
1,903	Pall Corp.	65,596
2,613	Parker Hannifin Corp.	146,093
3,369	Pitney Bowes, Inc.	70,479
2,289	Precision Castparts Corp.	240,917
3,415	Quanta Services, Inc.*	62,221
3,340	R.R. Donnelley & Sons Co.	66,199
6,234	Raytheon Co.	326,849
5,258	Republic Services, Inc.	140,862
2,455	Robert Half International, Inc.	66,089
2,313	Rockwell Automation, Inc.	111,579
2,558	Rockwell Collins, Inc.	136,060
1,482	Roper Industries, Inc.	74,219
912	Ryder System, Inc.	33,197
938	Snap-On, Inc.	38,345
12,071	Southwest Airlines Co.	136,764
1,310	Stanley Works (The)	67,138
1,370	Stericycle, Inc.*	72,514
4,410	Textron, Inc.	86,127
8,207	Union Pacific Corp.	496,524
16,153	United Parcel Service, Inc., Class B	933,159
15,253	United Technologies Corp.	1,029,272

1,028	W.W. Grainger, Inc.	$102,060
7,967	Waste Management, Inc.	255,342
		16,347,091
	Information Technology - 18.8%
8,520	Adobe Systems, Inc.*	275,196
9,162	Advanced Micro Devices, Inc.*	68,349
1,591	Affiliated Computer Services, Inc., Class A*	97,878
5,614	Agilent Technologies, Inc.*	157,360
2,785	Akamai Technologies, Inc.*	68,790
4,806	Altera Corp.	102,464
2,788	Amphenol Corp., Class A	111,074
4,747	Analog Devices, Inc.	127,979
14,653	Apple, Inc.*	2,815,134
21,700	Applied Materials, Inc.	264,306
3,738	Autodesk, Inc.*	88,927
8,209	Automatic Data Processing, Inc.	334,845
2,985	BMC Software, Inc.*	115,340
7,006	Broadcom Corp., Class A*	187,200
6,452	CA, Inc.	142,202
93,592	Cisco Systems, Inc.*	2,103,012
2,978	Citrix Systems, Inc.*	123,736
4,796	Cognizant Technology Solutions Corp., Class A*	209,393
2,478	Computer Sciences Corp.*	127,121
3,750	Compuware Corp.*	28,463
25,318	Corning, Inc.	457,749
28,012	Dell, Inc.*	361,355
18,300	eBay, Inc.*	421,266
5,295	Electronic Arts, Inc.*	86,203
33,188	EMC Corp.*	553,244
5,332	Fidelity National Information Services, Inc.	125,622
2,506	Fiserv, Inc.*	112,870
2,468	FLIR Systems, Inc.*	73,003
3,923	Google, Inc., Class A*	2,076,915
2,142	Harris Corp.	91,935
38,574	Hewlett-Packard Co.	1,815,678
89,840	Intel Corp.	1,742,896
21,374	International Business Machines Corp.	2,615,964
5,153	Intuit, Inc.*	152,580
3,103	Jabil Circuit, Inc.	44,931
3,622	JDS Uniphase Corp.*	28,469
8,550	Juniper Networks, Inc.*	212,297
2,779	KLA-Tencor Corp.	78,368
1,269	Lexmark International, Inc., Class A*	32,728
3,630	Linear Technology Corp.	94,743
10,625	LSI Corp.*	53,019
1,561	MasterCard, Inc., Class A	390,094
2,566	McAfee, Inc.*	96,738
3,637	MEMC Electronic Materials, Inc.*	45,753
2,988	Microchip Technology, Inc.	77,120
13,828	Micron Technology, Inc.*	120,580
125,678	Microsoft Corp.	3,541,606
2,206	Molex, Inc.	44,473
37,598	Motorola, Inc.*	231,228
3,848	National Semiconductor Corp.	51,025
5,516	NetApp, Inc.*	160,681
5,641	Novell, Inc.*	25,215
1,576	Novellus Systems, Inc.*	32,938
9,029	NVIDIA Corp.*	138,956
63,617	Oracle Corp.	1,467,008
5,234	Paychex, Inc.	151,734
1,863	QLogic Corp.*	32,025
27,175	QUALCOMM, Inc.	1,064,988
3,054	Red Hat, Inc.*	83,130
4,982	SAIC, Inc.*	91,320
1,789	Salesforce.com, Inc.*	113,691
3,715	SanDisk Corp.*	94,435
13,186	Symantec Corp.*	223,503
6,285	Tellabs, Inc.*	40,413
2,784	Teradata Corp.*	77,868
2,846	Teradyne, Inc.*	26,582
20,384	Texas Instruments, Inc.	458,640
3,207	Total System Services, Inc.	45,892
3,130	VeriSign, Inc.*	71,708
7,287	Visa, Inc., Class A	597,753
3,666	Western Digital Corp.*	139,271
11,262	Western Union Co. (The)	208,798
14,144	Xerox Corp.	123,336
4,505	Xilinx, Inc.	106,228
19,374	Yahoo!, Inc.*	290,804
		29,246,138
	Materials - 3.4%
3,445	Air Products & Chemicals, Inc.	261,682
1,336	Airgas, Inc.	56,459
1,780	AK Steel Holding Corp.	36,205
15,853	Alcoa, Inc.	201,809
1,597	Allegheny Technologies, Inc.	65,237
1,530	Ball Corp.	77,709
1,762	Bemis Co., Inc.	49,442
789	CF Industries Holdings, Inc.	73,267
2,130	Cliffs Natural Resources, Inc.	85,093
18,607	Dow Chemical Co. (The)	504,064
14,702	E.I. du Pont de Nemours & Co.	479,432
1,184	Eastman Chemical Co.	66,931
3,867	Ecolab, Inc.	169,761
1,177	FMC Corp.	59,956
6,993	Freeport-McMoRan Copper & Gold, Inc.	466,363
1,288	International Flavors & Fragrances, Inc.	51,224
7,048	International Paper Co.	161,470
2,783	MeadWestvaco Corp.	66,987
8,869	Monsanto Co.	672,980
7,976	Newmont Mining Corp.	341,851
5,122	Nucor Corp.	208,978
2,741	Owens-Illinois, Inc.*	74,610
2,152	Pactiv Corp.*	48,528
2,717	PPG Industries, Inc.	159,434
4,991	Praxair, Inc.	375,922
2,586	Sealed Air Corp.	51,306
1,979	Sigma-Aldrich Corp.	94,695
1,376	Titanium Metals Corp.*	16,003
2,330	United States Steel Corp.	103,522
2,042	Vulcan Materials Co.	90,236
3,440	Weyerhaeuser Co.	137,256
		5,308,412
	Telecommunication Services - 3.0%
6,530	American Tower Corp., Class A*	277,198
96,007	AT&T, Inc.	2,434,738
4,840	CenturyTel, Inc.	164,608
5,083	Frontier Communications Corp.	38,682
4,242	MetroPCS Communications, Inc.*	23,882
24,159	Qwest Communications International, Inc.	101,709
48,304	Sprint Nextel Corp.*	158,437
46,216	Verizon Communications, Inc.	1,359,675

7,105	Windstream Corp.	$73,253
		4,632,182
	Utilities - 3.7%
10,862	AES Corp. (The)*	137,187
2,758	Allegheny Energy, Inc.	57,780
3,856	Ameren Corp.	98,521
7,769	American Electric Power Co., Inc.	269,196
6,351	CenterPoint Energy, Inc.	88,596
3,737	CMS Energy Corp.	56,690
4,564	Consolidated Edison, Inc.	199,629
3,270	Constellation Energy Group, Inc.	105,556
9,715	Dominion Resources, Inc.	363,924
2,684	DTE Energy Co.	112,835
21,227	Duke Energy Corp.	350,882
5,300	Edison International	176,596
3,072	Entergy Corp.	234,424
2,130	EQT Corp.	93,763
10,728	Exelon Corp.	489,411
4,960	FirstEnergy Corp.	216,355
6,727	FPL Group, Inc.	328,009
1,242	Integrys Energy Group, Inc.	51,978
736	Nicor, Inc.	29,823
4,488	NiSource, Inc.	63,954
2,855	Northeast Utilities	72,289
4,169	NRG Energy, Inc.*(>)	100,515
3,606	Pepco Holdings, Inc.	59,210
6,035	PG&E Corp.	254,918
1,648	Pinnacle West Capital Corp.	59,031
6,136	PPL Corp.	180,951
4,549	Progress Energy, Inc.	177,275
8,234	Public Service Enterprise Group, Inc.	251,878
2,838	Questar Corp.	117,720
1,803	SCANA Corp.	64,205
4,011	Sempra Energy	203,558
13,018	Southern Co.	416,576
3,478	TECO Energy, Inc.	54,152
1,904	Wisconsin Energy Corp.	93,182
7,429	Xcel Energy, Inc.	154,375
		5,784,944
	Total Common Stocks and Other Equity Interests
	(Cost $139,424,228)	155,559,099

	Money Market Fund - 0.0%
53,527	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $53,527)	53,527

	Total Investments
	(Cost $139,477,755)(a)-100.2%	155,612,626
	Liabilities in excess of other assets-(0.2%)	(275,384)
	Net Assets-100.0%	$155,337,242

REIT       Real Estate Investment Trust

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(>) Security not subject to call options written.

(~) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the nine months ended January 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation	Gain (Loss)	January 31, 2010	Dividend Income
Invesco Ltd.	$63,782	$65,894	$(12,558)	$19,820	$(2,320)	$134,618	$1,616

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $139,477,755. The net unrealized appreciation was $16,134,871 which consisted of aggregate gross unrealized appreciation of $18,074,589 and aggregate gross unrealized depreciation of $1,939,718.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The following written option contracts were open at January 31, 2010:

			Number			Unrealized
	Contract	Strike	of	Premium		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)
Call Option S&P 500 Index	Feb-10	$1,140	1,448	$238,920	$(2,728,588)	$(2,489,668)

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Agriculture - 2.8%
4,480	British American Tobacco PLC ADR (United Kingdom)	$298,099
6,240	Universal Corp.	283,234
		581,333
	Apparel - 4.1%
3,051	Deckers Outdoor Corp.*	299,516
7,657	Steven Madden Ltd.*	307,352
6,776	Warnaco Group, Inc. (The)*	262,367
		869,235
	Auto Parts & Equipment - 1.0%
5,944	Fuel Systems Solutions, Inc.*	211,844

	Beverages - 2.9%
6,940	Boston Beer Co., Inc., Class A*	318,199
14,084	Coca-Cola Enterprises, Inc.	284,356
		602,555
	Biotechnology - 1.3%
49,322	Cambrex Corp.*	265,352

	Building Materials - 1.2%
14,068	Drew Industries, Inc.*	261,665

	Coal - 1.4%
6,180	CONSOL Energy, Inc.	288,050

	Commercial Services - 6.7%
11,382	Corrections Corp. of America*	212,957
14,140	Geo Group, Inc. (The)*	261,590
37,070	Service Corp. International	284,327
18,010	Valassis Communications, Inc.*	376,950
9,623	Wright Express Corp.*	282,531
		1,418,355
	Computers - 3.8%
1,400	Apple, Inc.*	268,968
6,410	Cognizant Technology Solutions Corp., Class A*	279,861
8,686	Unisys Corp.*	250,938
		799,767
	Cosmetics/Personal Care - 1.8%
21,363	Bare Escentuals, Inc.*	388,166

	Distribution/Wholesale - 1.4%
8,890	Fossil, Inc.*	290,259

	Diversified Financial Services - 1.3%
5,150	Stifel Financial Corp.*	269,345

	Engineering & Construction - 1.3%
15,060	KBR, Inc.	282,074

	Food - 1.1%
15,567	Chiquita Brands International, Inc.*	228,368

	Forest Products & Paper - 2.6%
10,754	MeadWestvaco Corp.	258,849
21,038	Neenah Paper, Inc.	292,849
		551,698
	Healthcare-Products - 3.2%
1,026	Intuitive Surgical, Inc.*	336,590
8,357	Kinetic Concepts, Inc.*	345,060
		681,650
	Healthcare-Services - 2.7%
8,939	Community Health Systems, Inc.*	291,590
5,027	MEDNAX, Inc.*	285,835
		577,425
	Home Builders - 1.5%
10,123	Thor Industries, Inc.	321,405

	Home Furnishings - 1.5%
30,076	La-Z-Boy, Inc.*	305,271

	Household Products/Wares - 2.3%
13,078	American Greetings Corp., Class A	241,681
5,908	Tupperware Brands Corp.	250,854
		492,535
	Insurance - 5.5%
6,434	Aflac, Inc.	311,599
12,420	Assured Guaranty Ltd. (Bermuda)	281,437
12,050	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	291,008
5,660	Prudential Financial, Inc.	282,943
		1,166,987
	Internet - 3.9%
2,150	Amazon.com, Inc.*	269,632
2,960	Equinix, Inc.*	284,841
1,355	Priceline.com, Inc.*	264,699
		819,172
	Investment Companies - 2.6%
8,400	Central Europe And Russia Fund, Inc. (The)*	281,568
23,073	New Germany Fund, Inc. (The)*	268,570
		550,138
	Leisure Time - 1.3%
7,080	WMS Industries, Inc.*	262,526

	Media - 8.3%
11,336	Cablevision Systems Corp., Class A	290,655
3,945	FactSet Research Systems, Inc.	248,535
98,050	McClatchy Co. (The), Class A	524,567
83,316	Sinclair Broadcast Group, Inc., Class A*	420,746
9,429	Viacom, Inc., Class B*	274,761
		1,759,264
	Mining - 2.2%
3,340	Freeport-McMoRan Copper & Gold, Inc.	222,745
17,770	Silver Wheaton Corp. (Canada)*	244,515
		467,260
	Oil & Gas - 4.1%
10,468	Berry Petroleum Co., Class A	283,473
2,866	Diamond Offshore Drilling, Inc.	262,325
6,684	Newfield Exploration Co.*	327,115
		872,913
	Packaging & Containers - 1.2%
6,138	Rock-Tenn Co., Class A	262,031

	Pharmaceuticals - 4.3%
8,200	Catalyst Health Solutions, Inc.*	322,506
11,885	Medicis Pharmaceutical Corp., Class A	274,662

6,733	NBTY, Inc.*	$299,821
		896,989
	Retail - 11.7%
14,321	CarMax, Inc.*	295,442
8,867	Cash America International, Inc.	333,311
17,550	Dillard’s, Inc., Class A	290,628
10,480	Nu Skin Enterprises, Inc., Class A	243,555
34,520	Pep Boys - Manny, Moe & Jack (The)	288,242
6,848	Phillips-Van Heusen Corp.	269,058
13,430	Starbucks Corp.*	292,640
25,405	Stein Mart, Inc.*	200,699
7,259	Walgreen Co.	261,687
		2,475,262
	Semiconductors - 1.3%
60,539	Kulicke & Soffa Industries, Inc.*	279,085

	Software - 5.1%
3,692	Cerner Corp.*	279,300
6,056	Computer Programs & Systems, Inc.	227,887
10,422	Red Hat, Inc.*	283,687
4,376	Salesforce.com, Inc.*	278,095
		1,068,969
	Telecommunications - 1.5%
28,603	Knology, Inc.*	312,345

	Transportation - 1.2%
5,957	CSX Corp.	255,317

	Total Common Stocks and Other Equity Interests
	(Cost $20,079,357)	21,134,610

	Money Market Fund - 0.2%
45,567	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $45,567)	45,567

	Total Investments
	(Cost $20,124,924)(a)-100.3%	21,180,177
	Liabilities in excess of other assets-(0.3%)	(53,213)
	Net Assets-100.0%	$21,126,964

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $20,128,293. The net unrealized appreciation was $1,051,884 which consisted of aggregate gross unrealized appreciation of $2,011,342 and aggregate gross unrealized depreciation of $959,458.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 31.3%
59,447	American Greetings Corp., Class A	$1,098,581
64,100	CarMax, Inc.*	1,322,383
37,300	Coach, Inc.	1,301,024
13,690	Deckers Outdoor Corp.*	1,343,947
39,400	Fossil, Inc.*	1,286,410
26,711	Fuel Systems Solutions, Inc.*	951,980
59,524	Gap, Inc. (The)	1,135,718
32,100	J.Crew Group, Inc.*	1,258,641
133,500	La-Z-Boy, Inc.*	1,355,025
16,430	Polo Ralph Lauren Corp.	1,347,260
6,130	Priceline.com, Inc.*	1,197,496
29,500	Ross Stores, Inc.	1,354,935
60,060	Starbucks Corp.*	1,308,707
33,540	TJX Cos., Inc. (The)	1,274,855
41,200	Urban Outfitters, Inc.*	1,300,684
42,800	Viacom, Inc., Class B*	1,247,192
		20,084,838
	Consumer Staples - 4.1%
31,450	Boston Beer Co., Inc., Class A*	1,441,983
32,900	Walgreen Co.	1,186,045
		2,628,028
	Energy - 3.9%
28,640	CONSOL Energy, Inc.	1,334,910
13,068	Diamond Offshore Drilling, Inc.	1,196,114
		2,531,024
	Financials - 6.4%
28,900	Aflac, Inc.	1,399,627
5,680	BlackRock, Inc.	1,214,498
40,000	Cash America International, Inc.	1,503,600
		4,117,725
	Health Care - 19.5%
8,802	Alcon, Inc. (Switzerland)	1,370,559
13,190	Bio-Rad Laboratories, Inc., Class A*	1,229,044
37,420	Catalyst Health Solutions, Inc.*	1,471,729
101,100	ev3, Inc.*	1,474,038
27,280	Hospira, Inc.*	1,381,459
25,310	IDEXX Laboratories, Inc.*	1,328,522
4,620	Intuitive Surgical, Inc.*	1,515,637
54,500	Medicis Pharmaceutical Corp., Class A	1,259,495
32,620	Perrigo Co.	1,444,414
		12,474,897
	Industrials - 3.3%
52,483	Corrections Corp. of America*	981,957
12,600	Flowserve Corp.	1,136,142
		2,118,099
	Information Technology - 25.8%
20,925	Alliance Data Systems Corp.*	1,244,201
6,300	Apple, Inc.*	1,210,356
114,200	CEVA, Inc.*	1,357,838
34,270	Concur Technologies, Inc.*	1,358,805
26,880	F5 Networks, Inc.*	1,328,678
25,200	Global Payments, Inc.	1,121,400
2,230	Google, Inc., Class A*	1,180,607
57,350	Informatica Corp.*	1,358,622
5,490	MasterCard, Inc., Class A	1,371,951
20,100	Salesforce.com, Inc.*	1,277,355
30,300	Silicon Laboratories, Inc.*	1,279,872
36,200	Solera Holdings, Inc.	1,198,582
43,300	Wright Express Corp.*	1,271,288
		16,559,555
	Telecommunication Services - 5.7%
27,400	America Movil SAB de CV, Series L ADR (Mexico)	1,196,010
41,910	NII Holdings, Inc.*	1,372,133
14,930	Telefonica SA ADR (Spain)	1,068,988
		3,637,131
	Total Common Stocks and Other Equity Interests
	(Cost $62,516,433)	64,151,297

	Money Market Fund - 0.2%
106,036	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $106,036)	106,036

	Total Investments
	(Cost $62,622,469)(a)-100.2%	64,257,333
	Liabilities in excess of other assets-(0.2%)	(114,229)
	Net Assets-100.0%	$64,143,104

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $62,628,640. The net unrealized appreciation was $1,628,693 which consisted of aggregate gross unrealized appreciation of $4,108,432 and aggregate gross unrealized depreciation of $2,479,739.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Electronics - 11.5%
1,345,000	Badger Meter, Inc.(~)	$50,827,550
875,637	Itron, Inc.*	53,886,701
1,285,973	Watts Water Technologies, Inc., Class A	37,203,199
		141,917,450
	Engineering & Construction - 16.5%
2,338,084	Aecom Technology Corp.*	63,058,126
1,854,707	Insituform Technologies, Inc., Class A*	37,984,399
1,440,074	Layne Christensen Co. *(~)	36,477,074
1,456,063	URS Corp.*	65,348,108
		202,867,707
	Environmental Control - 10.7%
2,919,922	Calgon Carbon Corp. *(~)	39,097,756
1,596,973	Nalco Holding Co.	37,656,623
2,434,934	Tetra Tech, Inc.*	55,126,906
		131,881,285
	Hand/Machine Tools - 3.0%
1,400,000	Franklin Electric Co., Inc.(~)	36,442,000

	Machinery-Diversified - 17.8%
565,786	Flowserve Corp.	51,016,924
1,502,439	Gorman-Rupp Co. (The)(~)	36,404,097
1,288,271	IDEX Corp.	36,355,007
1,116,000	Lindsay Corp.(~)	44,907,840
1,026,340	Roper Industries, Inc.	51,399,107
		220,082,975
	Metal Fabricate/Hardware - 9.0%
7,635,089	Mueller Water Products, Inc., Class A	34,434,251
831,300	Northwest Pipe Co. *(~)	19,884,696
814,876	Valmont Industries, Inc.	56,601,287
		110,920,234
	Miscellaneous Manufacturing - 18.8%
868,964	Ameron International Corp.(~)	59,984,585
785,495	Danaher Corp.	56,045,068
814,676	ITT Corp.	39,356,998
1,116,782	Pall Corp.	38,495,476
1,254,293	Pentair, Inc.	38,306,108
		232,188,235
	Water- 12.7%
539,562	American States Water Co.	17,924,250
861,284	American Water Works Co., Inc.	18,775,991
1,090,099	Aqua America, Inc.	18,084,742
499,978	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	17,024,251
1,407,495	Consolidated Water Co., Inc. (Cayman Islands)(~)	18,987,107
1,998,315	Veolia Environnement ADR (France)	65,504,766
		156,301,107
	Total Investments (Cost $1,340,686,095)(a)-100.0%	1,232,600,993
	Other assets less liabilities-0.0%	309,763
	Net Assets-100.0%	$1,232,910,756

ADR    American Depositary Receipt

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	January 31, 2010	Dividend Income
Ameron International Corp.	$46,503,537	$14,739,260	$(9,230,716)	$12,959,407	$(4,986,903)	$59,984,585	$721,363
Badger Meter, Inc.	51,853,188	1,664,450	(1,082,863)	(1,666,867)	59,642	50,827,550	465,616
Calgon Carbon Corp.	37,060,616	16,817,896	(6,326,612)	(10,839,267)	2,385,123	39,097,756	—
Consolidated Water Co., Inc. (Cayman Islands)	17,514,975	7,244,546	(6,239,280)	2,560,074	(2,093,208)	18,987,107	161,647
Franklin Electric Co., Inc.	36,000,603	5,380,531	(9,046,037)	6,177,398	(2,070,495)	36,442,000	585,733
Gorman-Rupp Co. (The)	31,992,579	861,007	(837,281)	4,718,008	(330,216)	36,404,097	456,510
Layne Christensen Co.	36,214,914	7,664,797	(15,700,795)	11,727,427	(3,429,269)	36,477,074	—
Lindsay Corp.	43,045,121	1,323,441	(1,002,287)	2,476,107	(934,542)	44,907,840	259,474
Northwest Pipe Co.	31,492,824	735,523	(720,284)	(11,457,096)	(166,271)	19,884,696	—
Total Investments in Affiliates	$331,678,357	$56,431,451	$(50,186,155)	$16,655,191	$(11,566,139)	$343,012,705	$2,650,343

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,375,312,660. The net unrealized depreciation was $142,711,667 which consisted of aggregate gross unrealized appreciation of $40,278,262 and aggregate gross unrealized depreciation of $182,989,929.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 2.9%
421,903	Amerigon, Inc.*	$3,438,509
439,700	Fuel Systems Solutions, Inc.*	15,670,908
		19,109,417
	Building Materials - 1.9%
2,259,700	Broadwind Energy, Inc.*	12,857,693

	Chemicals - 10.0%
213,200	Air Products & Chemicals, Inc.	16,194,672
539,300	OM Group, Inc.*	17,591,966
459,800	Sociedad Quimica y Minera de Chile SA ADR (Chile)	16,727,524
1,990,000	Zoltek Cos., Inc.*(~)	16,616,500
		67,130,662
	Commercial Services - 2.3%
845,000	Quanta Services, Inc.*	15,395,900

	Computers - 4.0%
1,483,800	Echelon Corp.*	12,597,462
970,000	Maxwell Technologies, Inc.*	14,162,000
		26,759,462
	Electric - 11.0%
1,233,000	Calpine Corp.*	13,501,350
220,371	CPFL Energia SA ADR (Brazil)	13,021,722
419,400	IDACORP, Inc.	13,148,190
517,900	Ormat Technologies, Inc.	17,826,118
658,207	Portland General Electric Co.	12,835,037
2,495,340	U.S. Geothermal, Inc.*	3,069,268
		73,401,685
	Electrical Components & Equipment - 26.8%
839,200	A123 Systems, Inc.*	13,410,416
4,314,231	Advanced Battery Technologies, Inc. *(~)	15,876,370
426,700	American Superconductor Corp.*	16,223,134
8,067,268	Beacon Power Corp.*	3,501,194
1,744,735	China BAK Battery, Inc.*	3,977,996
2,527,409	Ener1, Inc.*	10,210,733
1,875,000	Energy Conversion Devices, Inc.*	17,081,250
11,726,089	Evergreen Solar, Inc. *(~)	16,885,568
3,292,000	JA Solar Holdings Co. Ltd. ADR (China)*	14,155,600
816,800	SunPower Corp., Class A*	16,654,552
1,191,600	Suntech Power Holdings Co. Ltd. ADR (China)*	16,098,516
1,428,132	Universal Display Corp.*	16,095,048
4,184,955	Valence Technology, Inc.*	3,599,061
1,233,000	Yingli Green Energy Holding Co. Ltd. ADR (China)*	15,437,160
		179,206,598
	Electronics - 4.6%
268,400	Itron, Inc.*	16,517,336
2,958,330	UQM Technologies, Inc. *(~)	14,111,234
		30,628,570
	Energy-Alternate Sources - 12.6%
702,503	Ascent Solar Technologies, Inc.*	3,091,013
2,149,602	Ballard Power Systems, Inc. (Canada)*	4,815,108
1,556,000	Comverge, Inc. *(~)	15,279,920
146,965	First Solar, Inc.*	16,651,135
5,851,300	FuelCell Energy, Inc. *(~)	16,500,666
2,700,784	Gushan Environmental Energy Ltd. ADR (China)(~)	3,429,996
432,024	Ocean Power Technologies, Inc.*	2,605,105
5,481,730	Plug Power, Inc.*	3,179,403
3,444,371	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,546,079
733,800	Trina Solar Ltd. ADR (Cayman Islands)*	16,092,234
		84,190,659
	Food - 2.4%
2,063,200	Cosan Ltd., Class A (Brazil)*	16,092,960

	Machinery-Diversified - 0.5%
3,414,305	Raser Technologies, Inc.*	3,448,448

	Miscellaneous Manufacturing - 0.6%
898,342	Spire Corp. *(~)	3,961,688

	Semiconductors - 20.4%
570,800	Aixtron AG ADR (Germany)	16,918,512
1,319,000	Applied Materials, Inc.	16,065,420
329,200	Cree, Inc.*	18,405,572
3,537,572	EMCORE Corp.*	3,360,693
3,249,954	GT Solar International, Inc.*	18,687,236
848,000	International Rectifier Corp.*	15,297,920
1,370,934	MEMC Electronic Materials, Inc.*	17,246,350
3,609,725	Renesola Ltd. ADR (British Virgin Islands)*	15,882,790
902,800	Rubicon Technology, Inc.*	14,246,184
		136,110,677
	Total Common Stocks and Other Equity Interests (Cost $934,910,715)	668,294,419

	Money Market Fund - 0.1%
778,953	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $778,953)	778,953

	Total Investments (Cost $935,689,668)(a)-100.1%	669,073,372
	Liabilities in excess of other assets-(0.1%)	(907,113)
	Net Assets-100.0%	$668,166,259

ADR       American Depositary Receipt

* Non-income producing security.

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2010.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	January 31, 2010	Dividend Income
Advanced Battery Technologies, Inc.	$3,551,765	$16,557,620	$(4,219,230)	$1,302,208	$(1,315,993)	$15,876,370	$—
Comverge, Inc.	3,126,024	18,590,119	(3,613,978)	(2,785,921)	(36,324)	15,279,920	—
Evergreen Solar, Inc.	20,250,424	10,154,117	(3,222,481)	(8,544,470)	(1,752,022)	16,885,568	—
FuelCell Energy, Inc.	3,306,058	22,251,531	(4,303,343)	(4,709,839)	(43,741)	16,500,666	—
Gushan Environmental Energy Ltd. ADR (China)	3,817,503	2,416,232	(558,275)	(2,168,109)	(77,355)	3,429,996	72,882
Spire Corp.	4,962,089	2,106,581	(890,836)	(2,712,250)	496,104	3,961,688	—
UQM Technologies, Inc.	—	19,719,148	(199,904)	(5,046,295)	(361,715)	14,111,234	—
Zoltek Cos., Inc.	15,666,510	3,730,578	(3,678,912)	1,703,865	(805,541)	16,616,500	—
Total Investments in Affiliates	$54,680,373	$95,525,926	$(20,686,959)	$(22,960,811)	$(3,896,587)	$102,661,942	$72,882

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $995,850,425. The net unrealized depreciation was $326,777,053 which consisted of aggregate gross unrealized appreciation of $42,381,965 and aggregate gross unrealized depreciation of $369,159,018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 8.4%
208,400	Exide Technologies*	$1,610,932
48,500	Johnson Controls, Inc.	1,349,755
76,600	Tenneco, Inc.*	1,354,288
24,600	Westport Innovations, Inc. (Canada)*	305,040
		4,620,015
	Building Materials - 2.4%
51,600	Owens Corning*	1,327,668

	Chemicals - 7.8%
74,000	Methanex Corp. (Canada)	1,651,680
18,200	Praxair, Inc.	1,370,824
56,600	Rockwood Holdings, Inc.*	1,240,106
		4,262,610
	Computers - 2.5%
37,400	Telvent GIT SA (Spain)	1,347,148

	Electric - 8.8%
65,900	Cia Energetica de Minas Gerais SA ADR (Brazil)	1,098,553
45,850	EnerNOC, Inc.*	1,427,769
53,150	Enersis SA ADR (Chile)	1,220,324
21,960	FPL Group, Inc.	1,070,769
		4,817,415
	Electrical Components & Equipment - 16.2%
79,300	A-Power Energy Generation Systems Ltd.*	950,014
230,000	Capstone Turbine Corp.*	264,500
33,000	Emerson Electric Co.	1,370,820
24,400	Energizer Holdings, Inc.*	1,354,200
69,500	EnerSys*	1,354,555
46,050	General Cable Corp.*	1,340,055
85,800	GrafTech International Ltd.*	1,077,648
102,100	SmartHeat, Inc.*	1,162,919
		8,874,711
	Electronics - 5.2%
48,350	Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,462,104
54,400	Woodward Governor Co.	1,383,392
		2,845,496
	Energy-Alternate Sources - 6.1%
95,200	Clean Energy Fuels Corp.*	1,593,648
83,190	Covanta Holding Corp.*	1,455,825
48,400	Headwaters, Inc.*	265,716
		3,315,189
	Engineering & Construction - 4.6%
44,350	Foster Wheeler AG (Switzerland)*	1,240,913
54,400	McDermott International, Inc.*	1,284,928
		2,525,841
	Environmental Control - 3.7%
174,800	EnergySolutions, Inc.	1,459,580
38,100	Fuel Tech, Inc.*	279,273
232,040	Rentech, Inc.*	276,128
		2,014,981
	Hand/Machine Tools - 2.2%
49,300	Baldor Electric Co.	1,216,724

	Mining - 5.0%
45,000	Cameco Corp. (Canada)	1,218,150
381,800	USEC, Inc.*	1,527,200
		2,745,350
	Miscellaneous Manufacturing - 10.2%
21,070	Eaton Corp.	1,290,327
39,450	ESCO Technologies, Inc.	1,289,620
103,050	Hexcel Corp.*	1,133,550
20,600	LSB Industries, Inc.*	270,890
19,110	PMFG, Inc.*	290,663
14,480	Siemens AG ADR (Germany)	1,290,313
		5,565,363
	Oil & Gas - 12.1%
53,200	Chesapeake Energy Corp.	1,318,296
34,100	Questar Corp.	1,414,468
28,000	Range Resources Corp.	1,288,000
36,800	Sasol Ltd. ADR (South Africa)	1,346,880
29,350	Southwestern Energy Co.*	1,258,528
		6,626,172
	Semiconductors - 2.3%
39,850	Veeco Instruments, Inc.*	1,268,027

	Telecommunications - 2.5%
76,200	Corning, Inc.	1,377,696

	Total Common Stocks and Other Equity Interests (Cost $53,299,683)	54,750,406

	Money Market Fund - 0.1%
53,308	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,308)	53,308

	Total Investments (Cost $53,352,991)(a)-100.1%	54,803,714
	Liabilities in excess of other assets-(0.1%)	(55,571)
	Net Assets-100.0%	$54,748,143

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $54,010,131. The net unrealized appreciation was $793,583 which consisted of aggregate gross unrealized appreciation of $6,990,911 and aggregate gross unrealized depreciation of $6,197,328.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Consumer Discretionary - 20.2%
7	Advance Auto Parts, Inc.	$276
6,022	American Greetings Corp., Class A	111,287
5	Arbitron, Inc.	127
7	Autoliv, Inc.	300
7,959	AutoZone, Inc.*	1,233,884
3	Big Lots, Inc.*	85
11	Blue Nile, Inc.*	567
13	Bob Evans Farms, Inc.	363
9	Build-A-Bear Workshop, Inc.*	43
1	California Pizza Kitchen, Inc.*	14
6	Cato Corp. (The), Class A	123
14	CEC Entertainment, Inc.*	465
4,416	Children’s Place Retail Stores, Inc. (The)*	140,429
9,522	Choice Hotels International, Inc.	302,228
21	Coach, Inc.	732
14	Columbia Sportswear Co.	579
3	Comcast Corp., Class A	47
12	Cooper Tire & Rubber Co.	204
3	CSS Industries, Inc.	52
56,753	DIRECTV, Class A*	1,722,454
15	Domino’s Pizza, Inc.*	169
14	DreamWorks Animation SKG, Inc., Class A*	545
2	Eastman Kodak Co.*	12
12	Gap, Inc. (The)	229
17	Genesco, Inc.*	401
4	Genuine Parts Co.	151
11	Hasbro, Inc.	336
9	Hibbett Sports, Inc.*	191
22	International Speedway Corp., Class A	566
7	Isle of Capri Casinos, Inc.*	56
9	Kenneth Cole Productions, Inc., Class A	92
15	Leggett & Platt, Inc.	274
20,888	Liberty Global, Inc., Class A*	530,137
4	McDonald’s Corp.	250
10,669	Mediacom Communications Corp., Class A*	44,383
3	Monro Muffler Brake, Inc.	103
21	Movado Group, Inc.	230
7,067	Netflix, Inc.*	439,921
15	News Corp., Class A	189
11	NutriSystem, Inc.	224
1	P.F. Chang’s China Bistro, Inc.*	39
20	Pacific Sunwear of California, Inc.*	70
20	Penn National Gaming, Inc.*	540
2,231	Perry Ellis International, Inc.*	35,763
5	Phillips-Van Heusen Corp.	196
2	Polaris Industries, Inc.	88
1,781	Pre-Paid Legal Services, Inc.*	71,008
7,360	Radio One, Inc., Class D*	23,626
19	RC2 Corp.*	273
19	Red Robin Gourmet Burgers, Inc.*	350
18,930	Sears Holdings Corp.*	1,765,790
16	Sherwin-Williams Co. (The)	1,014
21	Sinclair Broadcast Group, Inc., Class A	106
16	Sonic Automotive, Inc., Class A	153
7	Stage Stores, Inc.	90
2,323	Steiner Leisure Ltd.*	92,548
5	Steven Madden Ltd.*	201
22	Stewart Enterprises, Inc., Class A	112
4	Sturm Ruger & Co., Inc.	42
9	Target Corp.	461
16	Tiffany & Co.	650
11	Timberland Co. (The), Class A*	189
18	Tractor Supply Co.*	908
4,015	Universal Technical Institute, Inc.*	73,756
10,419	WABCO Holdings, Inc.	269,331
9	Wynn Resorts Ltd.*	557
12	Yum! Brands, Inc.	410
		6,870,989
	Consumer Staples - 10.1%
14	Alliance One International, Inc.*	71
8,971	BJ’s Wholesale Club, Inc.*	303,130
1	ConAgra Foods, Inc.	23
9	Lancaster Colony Corp.	491
22	NBTY, Inc.*	980
16	Pepsi Bottling Group, Inc. (The)	595
36,961	Philip Morris International, Inc.	1,682,095
64,285	Safeway, Inc.	1,443,198
15	Universal Corp.	681
		3,431,264
	Energy - 6.9%
15,203	Cal Dive International, Inc.*	107,029
3,703	CARBO Ceramics, Inc.	244,102
2	ConocoPhillips	96
2,553	Contango Oil & Gas Co.*	124,459
26,278	Exxon Mobil Corp.	1,693,091
19	Holly Corp.	496
4,338	Overseas Shipholding Group, Inc.	193,518
13	Tidewater, Inc.	609
		2,363,400
	Financials - 9.5%
15	American Equity Investment Life Holding Co.	110
1,633	American Physicians Capital, Inc.	45,332
11	Ameriprise Financial, Inc.	421
17	Apartment Investment & Management Co., Class A REIT	261
10,140	Ashford Hospitality Trust, Inc. REIT*	53,438
14	Calamos Asset Management, Inc., Class A	181
13	Capital One Financial Corp.	479
12	CB Richard Ellis Group, Inc., Class A*	148
20	Delphi Financial Group, Inc., Class A	405
3,749	eHealth, Inc.*	68,232
7,107	Employers Holdings, Inc.	94,026
2,737	First Mercury Financial Corp.	35,882
1,093	FPIC Insurance Group, Inc.*	41,479
12	Harleysville Group, Inc.	387
9	Horace Mann Educators Corp.	108
2,219	Infinity Property & Casualty Corp.	88,005
16,054	iStar Financial, Inc. REIT*	43,667
10	Jones Lang LaSalle, Inc.	570
8,533	LaBranche & Co., Inc.*	37,887
1	Loews Corp.	36
33,051	MBIA, Inc.*	162,941

13,455	Montpelier Re Holdings Ltd. (Bermuda)	$227,255
4	Prudential Financial, Inc.	200
2,415	Safety Insurance Group, Inc.	84,525
13	Sunstone Hotel Investors, Inc. REIT	112
34,540	Travelers Cos., Inc. (The)	1,750,142
2,576	United Financial Bancorp, Inc.	33,849
9	Unum Group	176
1,426	White Mountains Insurance Group Ltd.	456,990
19	Whitney Holding Corp.	236
		3,227,480
	Health Care - 27.6%
56,004	Aetna, Inc.	1,678,440
10	Alkermes, Inc.*	109
45,860	AmerisourceBergen Corp.	1,250,144
1,883	Assisted Living Concepts, Inc., Class A*	48,638
1,955	Corvel Corp.*	58,963
7,958	Gen-Probe, Inc.*	341,637
3	Health Net, Inc.*	73
4	Healthways, Inc.*	68
21	IMS Health, Inc.	454
14	LifePoint Hospitals, Inc.*	420
10,976	Lincare Holdings, Inc.*	404,136
5,704	Magellan Health Services, Inc.*	225,194
15	McKesson Corp.	882
3	MedCath Corp.*	20
4	Medco Health Solutions, Inc.*	246
18	MEDNAX, Inc.*	1,024
4,079	Molina Healthcare, Inc.*	90,758
11	Nabi Biopharmaceuticals*	53
3,812	Nighthawk Radiology Holdings, Inc.*	15,134
7	Omnicell, Inc.*	84
1	Patterson Cos., Inc.*	29
16	PSS World Medical, Inc.*	328
30,199	Quest Diagnostics, Inc.	1,681,178
4,853	Quidel Corp.*	64,448
12	Somanetics Corp.*	190
1,840	Synovis Life Technologies, Inc.*	23,423
4,738	Triple-S Management Corp., Class B*	78,603
16	UnitedHealth Group, Inc.	528
12	Universal American Financial Corp.*	160
21	Universal Health Services, Inc., Class B	612
10	Valeant Pharmaceuticals International*	335
2,313	Vital Images, Inc.*	32,891
26,830	WellPoint, Inc.*	1,709,608
29,808	Zimmer Holdings, Inc.*	1,678,787
		9,387,597
	Industrials - 10.9%
22	AAON, Inc.	453
8	Administaff, Inc.	183
5	Advisory Board Co. (The)*	161
11	Alaska Air Group, Inc.*	345
16	American Science & Engineering, Inc.	1,242
3	ATC Technology Corp.*	66
21	Boeing Co. (The)	1,272
11	Caterpillar, Inc.	575
1	CDI Corp.	13
20	Celadon Group, Inc.*	196
10	Copart, Inc.*	337
18,791	Corrections Corp. of America*	351,580
18	CSX Corp.	771
19	Dover Corp.	815
5	EnPro Industries, Inc.*	122
1	Exponent, Inc.*	27
19	G&K Services, Inc., Class A	475
7,452	GATX Corp.	195,391
11	H&E Equipment Services, Inc.*	117
15,157	Heartland Express, Inc.	210,531
2	Heidrick & Struggles International, Inc.	51
6,049	Hill International, Inc.*	35,689
3	Horizon Lines, Inc., Class A	14
9	Illinois Tool Works, Inc.	392
7,452	Innerworkings, Inc.*	42,700
4	Kadant, Inc.*	61
19	Kennametal, Inc.	465
22	Kforce, Inc.*	294
5	Knoll, Inc.	56
7	L-3 Communications Holdings, Inc.	583
21	Lennox International, Inc.	803
16	M&F Worldwide Corp.*	581
10	MSC Industrial Direct Co., Class A	432
32,660	Raytheon Co.	1,712,364
5,359	Robbins & Myers, Inc.	119,077
22	School Specialty, Inc.*	486
1	Spherion Corp.*	6
7,990	SPX Corp.	434,976
2,474	Standard Parking Corp.*	40,153
9	Steelcase, Inc., Class A	64
4,968	TAL International Group, Inc.	70,049
11	Terex Corp.*	215
8,418	Thomas & Betts Corp.*	284,192
5,442	Toro Co. (The)	211,966
9	United Rentals, Inc.*	72
1	United Stationers, Inc.*	54
21	Watts Water Technologies, Inc., Class A	607
		3,721,074
	Information Technology - 10.8%
15	Acme Packet, Inc.*	155
7,222	Actuate Corp.*	36,038
4	ADC Telecommunications, Inc.*	21
7,176	Advanced Analogic Technologies, Inc.*	23,968
10	Advanced Energy Industries, Inc.*	131
8,427	Alliance Data Systems Corp.*	501,069
4	Altera Corp.	85
21	Anixter International, Inc.*	875
15	Avid Technology, Inc.*	190
4	Benchmark Electronics, Inc.*	73
14	Broadcom Corp., Class A*	374
4	Cirrus Logic, Inc.*	27
19	Cognex Corp.	311
11	Coherent, Inc.*	327
18	Computer Sciences Corp.*	923
37,190	Compuware Corp.*	282,272
19	Cypress Semiconductor Corp.*	191
10	DealerTrack Holdings, Inc.*	180
9	Dell, Inc.*	116
22	Digital River, Inc.*	553
20	DivX, Inc.*	112
17	DSP Group, Inc.*	117
7	EarthLink, Inc.	57
18	eBay, Inc.*	414
13,225	EchoStar Corp., Class A*	253,920
22	Electronics for Imaging, Inc.*	255
14	Extreme Networks, Inc.*	35
5	F5 Networks, Inc.*	247

10	Gartner, Inc.*	$214
11,201	Global Cash Access Holdings, Inc.*	90,728
16	Hewitt Associates, Inc., Class A*	632
4	Hutchinson Technology, Inc.*	27
21,160	IAC/InterActiveCorp.*	424,893
16	Insight Enterprises, Inc.*	184
6	Integrated Device Technology, Inc.*	34
20	InterDigital, Inc.*	496
13	Ixia*	97
11	j2 Global Communications, Inc.*	226
20	Jack Henry & Associates, Inc.	439
17	Kenexa Corp.*	169
18	Lexmark International, Inc., Class A*	464
11	LoopNet, Inc.*	103
14	LSI Corp.*	70
3,707	Manhattan Associates, Inc.*	77,736
5,906	Marchex, Inc., Class B	32,424
10,258	Micrel, Inc.	76,627
18	Microchip Technology, Inc.	465
17	MicroStrategy, Inc., Class A*	1,593
9	MKS Instruments, Inc.*	149
11	ModusLink Global Solutions, Inc.*	112
7,314	Net 1 UEPS Technologies, Inc.*	130,774
11,960	NeuStar, Inc., Class A*	268,622
5	Novatel Wireless, Inc.*	37
7	OmniVision Technologies, Inc.*	90
4,899	Perficient, Inc.*	47,569
14	Plexus Corp.*	476
3	Polycom, Inc.*	67
6	Progress Software Corp.*	169
18,769	QLogic Corp.*	322,639
14,513	Quest Software, Inc.*	249,914
5,152	RightNow Technologies, Inc.*	82,380
13	Rofin-Sinar Technologies, Inc.*	285
3,381	Rubicon Technology, Inc.*	53,352
10	S1 Corp.*	60
12,811	Sanmina-SCI Corp.*	169,105
17	Silicon Laboratories, Inc.*	718
22	Silicon Storage Technology, Inc.*	59
14	Supertex, Inc.*	335
9	Sybase, Inc.*	366
14	Synaptics, Inc.*	354
13	Synchronoss Technologies, Inc.*	218
6	Tech Data Corp.*	245
3	TeleTech Holdings, Inc.*	57
6	Tellabs, Inc.*	39
27,912	TIBCO Software, Inc.*	250,092
16	Tyler Technologies, Inc.*	300
2	ValueClick, Inc.*	19
8	VeriSign, Inc.*	183
4,370	Web.Com Group, Inc.*	24,385
10	Xerox Corp.	87
11	Xilinx, Inc.	259
9,465	Zebra Technologies Corp., Class A*	247,037
12	Zygo Corp.*	127
		3,661,337
	Materials - 2.1%
20	A. Schulman, Inc.	450
10	Alcoa, Inc.	127
11	Allegheny Technologies, Inc.	449
4	Carpenter Technology Corp.	107
22	Celanese Corp., Series A	640
7,854	CF Industries Holdings, Inc.	729,323
13	Eastman Chemical Co.	735
2	H.B. Fuller Co.	40
11	MeadWestvaco Corp.	265
18	NewMarket Corp.	1,624
15	Steel Dynamics, Inc.	228
		733,988
	Telecommunication Services - 1.2%
21	CenturyTel, Inc.	714
32,798	Cincinnati Bell, Inc.*	95,442
14	Cogent Communications Group, Inc.*	153
9,062	Telephone & Data Systems, Inc.	285,906
3,680	USA Mobility, Inc.	38,235
2	Windstream Corp.	21
		420,471
	Utilities - 1.0%
23,156	Mirant Corp.*	325,805
18	Sempra Energy	913
		326,718
	Total Common Stocks and Other Equity Interests (Cost $34,332,733)	34,144,318

	Money Market Fund - 0.6%
208,137	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $208,137)	208,137

	Total Investments (Cost $34,540,870)(a)-100.9%	34,352,455
	Liabilities in excess of other assets-(0.9%)	(313,515)
	Net Assets-100.0%	$34,038,940

REIT       Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $34,544,878. The net unrealized depreciation was $192,423 which consisted of aggregate gross unrealized appreciation of $315,099 and aggregate gross unrealized depreciation of $507,522.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.9%
26	Cato Corp. (The), Class A	$532
5,971	Family Dollar Stores, Inc.	184,384
13	Fortune Brands, Inc.	540
6,901	Genuine Parts Co.	260,030
14,504	H&R Block, Inc.	312,126
9	Harley-Davidson, Inc.	205
14	Harte-Hanks, Inc.	148
2,109	John Wiley & Sons, Inc., Class A	88,051
24	Johnson Controls, Inc.	668
6,580	Leggett & Platt, Inc.	120,151
63,707	Lowe’s Cos., Inc.	1,379,256
1,294	Matthews International Corp., Class A	43,802
46,709	McDonald’s Corp.	2,916,043
13,605	McGraw-Hill Cos., Inc. (The)	482,297
1,563	Meredith Corp.	48,422
23	Nordstrom, Inc.	794
1,402	Polaris Industries, Inc.	61,982
5,349	Ross Stores, Inc.	245,680
4,905	Sherwin-Williams Co. (The)	310,732
32,549	Target Corp.	1,668,787
18,153	TJX Cos., Inc. (The)	689,995
4,803	VF Corp.	345,960
2,126	Wolverine World Wide, Inc.	56,233
		9,216,818
	Consumer Staples - 27.0%
89,667	Altria Group, Inc.	1,780,787
27,800	Archer-Daniels-Midland Co.	833,166
18,466	Avon Products, Inc.	556,565
3,987	Brown-Forman Corp., Class B	204,613
2,187	Casey’s General Stores, Inc.	67,097
3,045	Church & Dwight Co., Inc.	183,583
6,050	Clorox Co. (The)	357,979
100,266	Coca-Cola Co. (The)	5,439,430
21,519	Colgate-Palmolive Co.	1,722,166
12	Hershey Co. (The)	437
5,757	Hormel Foods Corp.	222,796
5,151	J.M. Smucker Co. (The)	309,421
17,978	Kimberly-Clark Corp.	1,067,713
1,197	Lancaster Colony Corp.	65,296
5,124	McCormick & Co., Inc.	186,001
67,539	PepsiCo, Inc.	4,026,675
98,443	Procter & Gamble Co. (The)	6,059,167
9,151	SUPERVALU, Inc.	134,611
25,597	Sysco Corp.	716,460
1,551	Tootsie Roll Industries, Inc.	40,373
1,055	Universal Corp.	47,886
3,081	Vector Group Ltd.	43,103
42,618	Walgreen Co.	1,536,379
111,444	Wal-Mart Stores, Inc.	5,954,453
		31,556,157
	Energy - 13.0%
2,210	Buckeye Partners LP	122,655
76,397	Chevron Corp.	5,509,752
8,174	Energy Transfer Partners LP	365,705
26,886	Enterprise Products Partners LP	824,594
10,922	EOG Resources, Inc.	987,567
85,996	Exxon Mobil Corp.	5,540,722
4,547	Helmerich & Payne, Inc.	190,201
2,166	Holly Corp.	56,532
12,809	Kinder Morgan Energy Partners LP	779,299
8,262	Murphy Oil Corp.	422,023
5,886	Plains All American Pipeline LP	312,488
1,998	TC Pipelines LP	72,328
		15,183,866
	Financials - 6.6%
20,241	Aflac, Inc.	980,272
20	Alexandria Real Estate Equities, Inc. REIT	1,195
459	Arrow Financial Corp.	11,925
4,404	Arthur J. Gallagher & Co.	99,310
641	BancFirst Corp.	25,832
3,603	BancorpSouth, Inc.	82,437
2,066	Bank of Hawaii Corp.	93,962
713	Bank of The Ozarks, Inc.	21,126
21	BB&T Corp.	585
6,125	Brown & Brown, Inc.	107,800
12	CBL & Associates Properties, Inc. REIT	120
14,768	Chubb Corp. (The)	738,400
7,035	Cincinnati Financial Corp.	185,654
12	City National Corp.	593
12	Comerica, Inc.	414
3,564	Commerce Bancshares, Inc.	141,063
1,408	Community Bank System, Inc.	29,441
637	Community Trust Bancorp, Inc.	16,135
2,521	Corporate Office Properties Trust REIT	89,974
2,590	Cullen/Frost Bankers, Inc.	132,919
5,061	Eaton Vance Corp.	145,807
7	Entertainment Properties Trust REIT	244
2,481	Erie Indemnity Co., Class A	96,759
1,260	Essex Property Trust, Inc. REIT	100,409
2,648	Federal Realty Investment Trust REIT	170,478
4,411	Federated Investors, Inc., Class B	111,951
897	First Financial Bankshares, Inc.	47,586
555	First Financial Corp.	15,318
14	First Midwest Bancorp, Inc.	184
20	First Niagara Financial Group, Inc.	275
17	Flushing Financial Corp.	208
7	Forest City Enterprises, Inc., Class A*	79
9,922	Franklin Resources, Inc.	982,576
1,056	Getty Realty Corp. REIT	22,778
1,183	Harleysville Group, Inc.	38,211
4,855	HCC Insurance Holdings, Inc.	131,571
12,665	HCP, Inc. REIT	359,053
1,442	Home Properties, Inc. REIT	63,924
22,734	Hudson City Bancorp, Inc.	301,680
8	IBERIABANK Corp.	428
4,068	Investors Real Estate Trust REIT	35,514
670	Lakeland Financial Corp.	12,428
2	Liberty Property Trust REIT	61
16	M&T Bank Corp.	1,180
5	Marshall & Ilsley Corp.	35
2,359	Mercury General Corp.	90,161
3,549	National Retail Properties, Inc. REIT	71,690
10,406	Old Republic International Corp.	110,200
15,066	People’s United Financial, Inc.	243,617

1,998	Prosperity Bancshares, Inc.	$80,559
4,495	Realty Income Corp. REIT	125,545
799	Republic Bancorp, Inc., Class A	13,271
932	RLI Corp.	47,961
580	S.Y. Bancorp, Inc.	12,290
8,228	SEI Investments Co.	145,718
632	Southside Bancshares, Inc.	12,577
15	Sovran Self Storage, Inc. REIT	509
2,106	StanCorp Financial Group, Inc.	90,516
4	State Street Corp.	172
11,127	T. Rowe Price Group, Inc.	552,122
1,731	Tanger Factory Outlet Centers, Inc. REIT	66,297
404	Tompkins Financial Corp.	15,837
2,868	Transatlantic Holdings, Inc.	142,511
18	Trustmark Corp.	410
21	U.S. Bancorp	527
21	UDR, Inc. REIT	327
1,742	UMB Financial Corp.	68,826
1,866	United Bankshares, Inc.	46,463
499	Universal Health Realty Income Trust REIT	16,567
793	Urstadt Biddle Properties, Inc., Class A REIT	11,887
23	Valley National Bancorp	316
20	Vornado Realty Trust REIT	1,294
1,691	W.P. Carey & Co. LLC	45,809
2,571	Washington REIT	67,334
15	Washington Federal, Inc.	280
671	Washington Trust Bancorp, Inc.	11,467
2	Webster Financial Corp.	31
1	Wells Fargo & Co.	28
308	Wesco Financial Corp.	108,724
1,254	Westamerica Bancorp	69,697
286	WSFS Financial Corp.	7,722
		7,677,156
	Health Care - 14.1%
66,936	Abbott Laboratories	3,543,592
3,000	Beckman Coulter, Inc.	196,110
10,254	Becton, Dickinson and Co.	772,844
4,178	C.R. Bard, Inc.	346,314
15,672	Cardinal Health, Inc.	518,273
6,578	DENTSPLY International, Inc.	220,560
49,730	Eli Lilly & Co.	1,750,496
95,151	Johnson & Johnson	5,981,192
47,801	Medtronic, Inc.	2,050,185
1,739	Meridian Bioscience, Inc.	34,850
1,805	Owens & Minor, Inc.	72,362
15	Pfizer, Inc.	280
17,219	Stryker Corp.	894,011
1,713	Teleflex, Inc.	97,915
1,411	West Pharmaceutical Services, Inc.	51,262
		16,530,246
	Industrials - 11.8%
30,642	3M Co.	2,466,375
1,296	A.O. Smith Corp.	55,184
2,216	ABM Industries, Inc.	43,035
25	Avery Dennison Corp.	813
632	Badger Meter, Inc.	23,883
2,257	Brady Corp., Class A	63,783
7,245	C.H. Robinson Worldwide, Inc.	410,284
2,631	Carlisle Cos., Inc.	88,191
26,948	Caterpillar, Inc.	1,407,764
6,610	Cintas Corp.	165,977
2,166	CLARCOR, Inc.	70,135
26	Danaher Corp.	1,855
3,320	Donaldson Co., Inc.	126,957
8,041	Dover Corp.	344,798
32,539	Emerson Electric Co.	1,351,670
9,161	Expeditors International of Washington, Inc.	312,390
6,406	Fastenal Co.	265,721
976	Franklin Electric Co., Inc.	25,405
16,697	General Dynamics Corp.	1,116,194
713	Gorman-Rupp Co. (The)	17,276
2,592	Graco, Inc.	69,180
3,450	Harsco Corp.	102,672
21,663	Illinois Tool Works, Inc.	944,290
23	Masco Corp.	312
1,023	McGrath Rentcorp	21,555
1,531	Mine Safety Appliances Co.	36,882
349	NACCO Industries, Inc., Class A	18,783
1,441	Nordson Corp.	81,474
6,941	Parker Hannifin Corp.	388,071
4,243	Pentair, Inc.	129,581
8,964	Pitney Bowes, Inc.	187,527
775	Raven Industries, Inc.	22,150
4,023	Roper Industries, Inc.	201,472
3,481	Stanley Works (The)	178,401
802	Tennant Co.	19,192
40,579	United Technologies Corp.	2,738,271
815	Universal Forest Products, Inc.	27,661
3,216	W.W. Grainger, Inc.	319,284
		13,844,448
	Information Technology - 6.4%
21,822	Automatic Data Processing, Inc.	890,119
2,852	Diebold, Inc.	75,778
2,039	FactSet Research Systems, Inc.	128,457
45,240	International Business Machines Corp.	5,536,924
3,662	Jack Henry & Associates, Inc.	80,417
9,631	Linear Technology Corp.	251,369
15,634	Paychex, Inc.	453,230
		7,416,294
	Materials - 3.7%
9,177	Air Products & Chemicals, Inc.	697,085
3,941	Albemarle Corp.	140,773
2,922	AptarGroup, Inc.	103,673
4,681	Bemis Co., Inc.	131,349
10,258	Ecolab, Inc.	450,326
2,082	H.B. Fuller Co.	41,682
1,928	Martin Marietta Materials, Inc.	152,659
13,618	Nucor Corp.	555,614
7,227	PPG Industries, Inc.	424,080
13,279	Praxair, Inc.	1,000,174
5,597	RPM International, Inc.	104,664
5,266	Sigma-Aldrich Corp.	251,978
4,323	Sonoco Products Co.	120,006
429	Stepan Co.	25,088
4,296	Valspar Corp. (The)	113,758
		4,312,909
	Telecommunication Services - 5.6%
235,849	AT&T, Inc.	5,981,130
648	Atlantic Tele-Network, Inc.	31,383
12,869	CenturyTel, Inc.	437,675
1,020	Shenandoah Telecommunications Co.	17,544
2,430	Telephone & Data Systems, Inc.	76,667
		6,544,399

	Utilities - 3.9%
799	American States Water Co.	$26,543
5,875	Aqua America, Inc.	97,466
4,009	Atmos Energy Corp.	110,729
1,671	Black Hills Corp.	43,413
879	California Water Service Group	31,925
12,129	Consolidated Edison, Inc.	530,522
3,089	Energen Corp.	135,762
17,885	FPL Group, Inc.	872,073
3,300	Integrys Energy Group, Inc.	138,105
8,123	MDU Resources Group, Inc.	178,868
984	MGE Energy, Inc.	32,895
569	Middlesex Water Co.	9,815
3,484	National Fuel Gas Co.	163,469
1,775	New Jersey Resources Corp.	64,770
7,587	Northeast Utilities	192,103
1,123	Northwest Natural Gas Co.	48,705
4,617	NSTAR	158,548
3,174	Piedmont Natural Gas Co., Inc.	81,477
16,308	PPL Corp.	480,923
12,090	Progress Energy, Inc.	471,147
7,526	Questar Corp.	312,178
796	SJW Corp.	17,456
1,269	South Jersey Industries, Inc.	48,641
1,503	Suburban Propane Partners LP	70,881
4,701	UGI Corp.	115,222
3,504	Vectren Corp.	81,573
2,169	WGL Holdings, Inc.	68,822
		4,584,031
	Total Investments (Cost $112,198,264)(a)-100.0%	116,866,324
	Other assets less liabilities-0.0%	48,449
	Net Assets-100.0%	$116,914,773

REIT       Real Estate Investment Trust

* Non-income producing security.

(a)  At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $113,929,818. The net unrealized appreciation was $2,936,506 which consisted of aggregate gross unrealized appreciation of $6,555,756 and aggregate gross unrealized depreciation of $3,619,250.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 95.1%
	Banks - 58.5%
1,757,512	Bank of America Corp., 6.20%, Series D (~)	$34,640,561
1,934,624	Bank of America Corp., 7.25%, Series J	43,915,965
4,060,788	Bank of America Corp., 8.20%	95,590,949
2,527,431	Bank of America Corp., 8.63%, Series MER	62,023,157
572,116	Barclays, 6.63%, Series 2 (United Kingdom)	12,105,975
526,433	Barclays, 7.75%, Series 4 (United Kingdom)	12,592,277
5,106,378	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	125,616,899
1,545,858	Goldman Sachs Group, Inc. (The), 6.20%, Series B	38,445,488
2,704,253	HSBC Holdings PLC, 8.13% (United Kingdom)	71,257,067
923,024	HSBC USA, Inc., 6.50%, Series H (~)	22,614,088
2,553,728	JPMorgan Chase & Co., 8.63%, Series J	71,019,176
1,359,504	National Bank of Greece SA, 9.00% (Greece) (~)	28,549,584
301,750	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	3,491,247
1,839,868	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	21,544,854
1,382,669	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	16,135,747
1,545,926	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	18,643,868
1,030,940	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	12,680,562
3,361,709	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom) (~)	43,702,217
1,749,811	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain) (~)	49,344,670
1,121,034	U.S. Bancorp, 7.88%, Series D (~)	31,086,273
2,786,701	Wells Fargo & Co., 8.00%, Series J	71,339,546
		886,340,170
	Diversified Financial Services - 8.2%
2,680,322	Credit Suisse Guernsey, 7.90% (Switzerland)	69,071,898
1,210,678	HSBC Finance Corp., 6.36% (~)	26,102,218
1,162,512	Repsol International Capital Ltd., 7.45%, Series A	29,376,678
		124,550,794
	Insurance - 28.4%
1,007,528	Aegon NV, 6.38% (Netherlands)	18,538,515
461,874	Aegon NV, 6.50% (Netherlands)	8,623,188
461,131	Aegon NV, 6.88% (Netherlands)	9,084,281
1,673,382	Aegon NV, 7.25% (Netherlands)	35,341,828
576,514	Axis Capital Holdings Ltd., 7.25%, Series A (~)	13,536,549
1,699,919	ING Groep NV, 6.13% (Netherlands) (~)	28,898,623
2,503,185	ING Groep NV, 6.38% (Netherlands)(~)	44,005,992
3,096,403	ING Groep NV, 7.38% (Netherlands) (~)	62,887,945
3,510,789	ING Groep NV, 8.50% (Netherlands)	80,256,637
2,513,304	MetLife, Inc., 6.50%, Series B	60,017,700
668,739	PartnerRe Ltd., 6.75%, Series C (~)	15,989,549
691,728	Prudential PLC, 6.50% (United Kingdom) (~)	15,570,797
555,853	Prudential PLC, 6.75% (United Kingdom) (~)	12,873,555
524,515	Renaissancere Holdings Ltd., 6.08%, Series C (~)	10,380,152
646,924	RenaissanceRe Holdings Ltd., 6.60%, Series D (~)	13,999,435
		430,004,746
	Total Investments (Cost $1,199,244,769)(a)-95.1%	1,440,895,710
	Other assets less liabilities-4.9%	73,784,765
	Net Assets-100.0%	$1,514,680,475

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2010.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	04/30/09	Cost	Sales	Appreciation	Gain (Loss)	01/31/10	Income
Axis Capital Holdings Ltd., 7.25%, Series A	$7,409,623	$4,378,526	$(1,114,820)	$2,472,058	$391,162	$13,536,549	$710,099
Bank of America Corp., 6.20%, Series D	16,416,448	11,422,123	(3,226,154)	8,558,394	1,469,750	34,640,561	1,847,569
HSBC Finance Corp., 6.36%	11,008,920	8,818,301	(795,116)	6,455,973	614,140	26,102,218	1,247,929
HSBC USA, Inc., 6.50%, Series H	10,760,558	9,120,149	(2,448,657)	4,494,465	687,573	22,614,088	949,930
ING Groep NV, 6.13% (Netherlands)	13,072,319	9,647,977	(2,264,926)	7,003,087	1,440,166	28,898,623	1,771,092
ING Groep NV, 6.38% (Netherlands)	19,867,866	15,231,019	(4,132,328)	11,302,519	1,736,916	44,005,992	2,666,172
ING Groep NV, 7.38% (Netherlands)	26,781,492	20,697,183	(4,710,995)	17,151,416	2,968,849	62,887,945	3,849,275
National Bank of Greece SA, 9.00% (Greece)	19,699,057	12,646,598	(5,917,687)	1,105,621	1,015,995	28,549,584	2,191,179
PartnerRe Ltd., 6.75%, Series C	9,494,529	5,311,933	(1,298,224)	2,132,189	349,122	15,989,549	749,916
Prudential PLC, 6.50% (United Kingdom)	7,362,383	5,077,569	(1,265,692)	3,716,631	679,906	15,570,797	751,265
Prudential PLC, 6.75% (United Kingdom)	6,245,253	4,292,655	(1,538,022)	3,316,774	556,895	12,873,555	652,346
Renaissancere Holdings Ltd., 6.08%, Series C	6,791,448	3,817,968	(1,953,194)	1,413,114	310,816	10,380,152	586,565
RenaissanceRe Holdings Ltd., 6.60%, Series D	9,145,818	5,109,551	(2,165,268)	1,578,209	331,125	13,999,435	764,670
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,086,900	16,774,836	(5,505,357)	10,802,973	(1,457,135)	43,702,217	4,291,610
Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	—	7,849,424	(3,105,203)	43,482,080	1,118,369	49,344,670	1,057,227
U.S. Bancorp, 7.88%, Series D	19,137,635	11,882,687	(4,889,813)	4,056,024	899,740	31,086,273	1,556,721
Total Investments in Affiliates	$206,280,249.00	$152,078,499.00	$(46,331,456.00)	$129,041,527.00	$13,113,389.00	$454,182,208.00	$25,643,565.00

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,242,009,767. The net unrealized appreciation was $198,885,943 which consisted of aggregate gross unrealized appreciation of $242,051,633 and aggregate gross unrealized depreciation of $43,165,690.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	24.0%
Netherlands	19.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.7%
	Agriculture - 4.7%
158,550	Altria Group, Inc.	$3,148,803
40,569	Universal Corp.	1,841,427
		4,990,230
	Banks - 15.6%
76,676	Arrow Financial Corp.	1,992,043
75,184	BancorpSouth, Inc.	1,720,210
38,850	Bank of Hawaii Corp.	1,766,898
51	BB&T Corp.	1,421
26	Comerica, Inc.	897
100,415	Community Bank System, Inc.	2,099,678
89,394	Community Trust Bancorp, Inc.	2,264,350
9	Fulton Financial Corp.	83
40,926	Lakeland Financial Corp.	759,177
73	M&T Bank Corp.	5,384
31	Marshall & Ilsley Corp.	214
23,800	Park National Corp.	1,304,240
11	TCF Financial Corp.	161
77,126	United Bankshares, Inc.	1,920,437
162,096	Washington Trust Bancorp, Inc.	2,770,221
17	Webster Financial Corp.	263
43	Whitney Holding Corp.	534
16	Wilmington Trust Corp.	210
		16,606,421
	Building Materials - 0.0%
33	Masco Corp.	447

	Chemicals - 3.2%
28,182	PPG Industries, Inc.	1,653,720
92,758	RPM International, Inc.	1,734,574
		3,388,294
	Commercial Services - 3.4%
86,759	McGrath Rentcorp	1,828,012
62,925	Paychex, Inc.	1,824,196
		3,652,208
	Computers - 1.5%
59,175	Diebold, Inc.	1,572,280

	Distribution/Wholesale - 1.8%
50,325	Genuine Parts Co.	1,896,246

	Diversified Financial Services - 0.0%
47	Federated Investors, Inc., Class B	1,193

	Electric - 16.7%
92,760	Black Hills Corp.	2,409,905
53,856	Consolidated Edison, Inc.	2,355,661
69,571	Integrys Energy Group, Inc.	2,911,546
55,829	MGE Energy, Inc.	1,866,363
66,075	Northeast Utilities	1,673,019
55,875	NSTAR	1,918,748
63,675	PPL Corp.	1,877,776
70,445	Progress Energy, Inc.	2,745,242
		17,758,260
	Environmental Control - 1.5%
67,139	Mine Safety Appliances Co.	1,617,379

	Food - 3.9%
170,625	SUPERVALU, Inc.	2,509,894
59,250	Sysco Corp.	1,658,407
		4,168,301
	Gas - 10.9%
73,678	Atmos Energy Corp.	2,034,986
45,375	New Jersey Resources Corp.	1,655,734
38,384	Northwest Natural Gas Co.	1,664,714
71,250	Piedmont Natural Gas Co., Inc.	1,828,988
106,032	Vectren Corp.	2,468,425
62,591	WGL Holdings, Inc.	1,986,012
		11,638,859
	Household Products/Wares - 1.6%
20	Avery Dennison Corp.	650
28,575	Kimberly-Clark Corp.	1,697,069
		1,697,719
	Insurance - 14.5%
7	Allstate Corp. (The)	209
114,678	Arthur J. Gallagher & Co.	2,585,989
104,940	Cincinnati Financial Corp.	2,769,367
58,452	Erie Indemnity Co., Class A	2,279,628
59,326	Harleysville Group, Inc.	1,916,230
52	Hartford Financial Services Group, Inc. (The)	1,247
72,139	Mercury General Corp.	2,757,153
290,013	Old Republic International Corp.	3,071,238
		15,381,061
	Leisure Time - 0.0%
73	Harley-Davidson, Inc.	1,660
26	Polaris Industries, Inc.	1,149
		2,809
	Machinery-Diversified - 1.8%
34,777	NACCO Industries, Inc., Class A	1,871,698

	Media - 0.0%
47	Gannett Co., Inc.	759
1	Meredith Corp.	31
		790
	Miscellaneous Manufacturing - 2.0%
115,530	Leggett & Platt, Inc.	2,109,578

	Office/Business Equipment - 2.7%
136,605	Pitney Bowes, Inc.	2,857,777

	Packaging & Containers - 1.5%
58,575	Sonoco Products Co.	1,626,042

	Pharmaceuticals - 2.3%
69,300	Eli Lilly & Co.	2,439,360
42	Pfizer, Inc.	784
		2,440,144
	Savings & Loans - 3.5%
152,850	Hudson City Bancorp, Inc.	2,028,320
104,850	People’s United Financial, Inc.	1,695,424
		3,723,744
	Telecommunications - 5.8%
108,132	AT&T, Inc.	2,742,228
101,701	CenturyTel, Inc.	3,458,851
		6,201,079

	Water - 1.8%
113,174	Middlesex Water Co.	$1,952,251

	Total Investments (Cost $103,471,110)(a)-100.7%	107,154,810
	Liabilities in excess of other assets-(0.7%)	(704,196)
	Net Assets-100.0%	$106,450,614

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $103,973,421. The net unrealized appreciation was $3,181,389 which consisted of aggregate gross unrealized appreciation of $4,536,773 and aggregate gross unrealized depreciation of $1,355,384.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.5%
	Australia - 0.9%
47,652	BHP Billiton Ltd. ADR	$3,305,619

	Bahamas - 2.4%
354,999	Teekay Corp.	8,860,775

	Belgium - 0.9%
41,724	Delhaize Group SA ADR	3,241,120

	Bermuda - 2.9%
166,660	Axis Capital Holdings Ltd.	4,799,808
131,400	Max Capital Group Ltd.	2,959,128
54,015	RenaissanceRe Holdings Ltd.	2,926,533
5,986	Tsakos Energy Navigation Ltd.	96,554
		10,782,023
	Brazil - 2.0%
22,000	Cia de Bebidas DAS Americas ADR	1,817,200
141,750	Petroleo Brasileiro SA ADR	5,750,798
		7,567,998
	Canada - 20.7%
25	Bank of Montreal	1,218
151,625	Bank of Nova Scotia	6,383,412
195,700	Brookfield Asset Management, Inc., Class A	3,931,613
1	Brookfield Properties Corp.	12
40,143	Cameco Corp.	1,086,671
55,368	Canadian National Railway Co.	2,764,524
13,733	Canadian Natural Resources Ltd.	876,303
56,590	Canadian Pacific Railway Ltd.	2,659,730
128,207	Enbridge, Inc.	5,573,158
30	EnCana Corp.	918
42,941	Imperial Oil Ltd.	1,550,170
234,665	Methanex Corp.	5,237,723
134,516	Ritchie Bros. Auctioneers, Inc.	2,827,526
183,310	Rogers Communications, Inc., Class B	5,730,271
30	Royal Bank of Canada	1,472
332,496	Shaw Communications, Inc., Class B	6,191,076
53,335	Suncor Energy, Inc.	1,688,053
108,250	Talisman Energy, Inc.	1,793,702
331,332	Telus Corp.	9,896,887
168,625	Thomson Reuters Corp.	5,628,702
100,611	Toronto-Dominion Bank (The)	5,932,025
208,821	TransCanada Corp.	6,663,478
		76,418,644
	Cayman Islands - 0.9%
234,701	Consolidated Water Co. Ltd.	3,166,117

	Chile - 2.0%
61,898	Empresa Nacional de Electricidad SA ADR	3,153,703
113,425	Sociedad Quimica y Minera de Chile SA ADR	4,126,402
		7,280,105
	China - 0.0%
25	China Telecom Corp. Ltd. ADR	1,026
5,359	Huaneng Power International, Inc. ADR	119,291
		120,317
	Denmark - 0.5%
29,115	Novo Nordisk A/S ADR	1,963,224

	France - 4.0%
25	AXA SA ADR	515
160,087	Sanofi-Aventis SA ADR	5,892,802
139,510	Total SA ADR	8,034,381
24,226	Veolia Environnement ADR	794,128
		14,721,826
	Germany - 0.5%
33,419	Fresenius Medical Care AG & Co. KGaA ADR	1,692,338

	Greece - 0.6%
100,903	Coca-Cola Hellenic Bottling Co. SA ADR	2,336,914

	Hong Kong - 1.5%
115,780	China Mobile Ltd. ADR	5,435,871

	India - 0.6%
6,090	HDFC Bank Ltd. ADR	720,447
25,340	Infosys Technologies Ltd. ADR	1,315,399
		2,035,846
	Indonesia - 1.3%
120,024	Telekomunikasi Indonesia Tbk PT ADR	4,752,950

	Ireland - 4.2%
89,635	Cooper Industries PLC, Class A	3,845,342
214,005	CRH PLC ADR	5,262,383
238,722	Willis Group Holdings PLC	6,261,678
		15,369,403
	Israel - 1.2%
50,039	Elbit Systems Ltd.	3,123,435
24,106	Teva Pharmaceutical Industries Ltd. ADR	1,367,292
		4,490,727
	Japan - 2.1%
106,456	Canon, Inc. ADR	4,163,494
6,182	Kubota Corp. ADR	276,274
25,025	Kyocera Corp. ADR	2,320,318
6,285	Nidec Corp. ADR	153,605
30	Nippon Telegraph & Telephone Corp. ADR	633
22,189	NTT DoCoMo, Inc. ADR	330,616
892	ORIX Corp. ADR	33,325
9,800	Wacoal Holdings Corp. ADR	552,818
		7,831,083
	Mexico - 6.2%
34,803	America Movil SAB de CV, Series L ADR	1,519,151
22,525	Coca-Cola Femsa SAB de CV ADR	1,394,523
15	Fomento Economico Mexicano SAB de CV ADR	632
288,321	Grupo Aeroportuario del Sureste SAB de CV ADR	13,931,671
375,691	Telefonos de Mexico SAB de CV ADR	6,067,409
		22,913,386
	Netherlands - 1.6%
5,836	Koninklijke (Royal) Philips Electronics NV	176,481
21,867	Reed Elsevier NV ADR	521,090
173,333	Unilever NV	5,300,523
		5,998,094
	Norway - 1.2%
194,191	Statoil ASA ADR	4,342,111

	Peru - 0.0%
25	Credicorp Ltd.	$1,866

	Portugal - 0.1%
39,073	Portugal Telecom SGPS SA ADR	398,935

	Russia - 2.4%
187,643	Mobile Telesystems OJSC ADR	8,965,583

	Spain - 6.1%
584,474	Banco Santander SA ADR	8,229,394
274,001	Repsol Ypf SA ADR	6,463,684
111,169	Telefonica SA ADR	7,959,700
		22,652,778
	Switzerland - 2.7%
14,855	Alcon, Inc.	2,313,072
93,380	Novartis AG ADR	4,998,631
55,750	Syngenta AG ADR	2,846,595
		10,158,298
	Turkey - 1.9%
386,967	Turkcell Iletisim Hizmetleri AS ADR	7,038,930

	United Kingdom - 24.6%
150,736	AstraZeneca PLC ADR	7,007,717
68,618	BHP Billiton PLC ADR	4,019,642
159,928	BP PLC ADR	8,975,159
104,355	British American Tobacco PLC ADR	6,943,782
126,468	British Sky Broadcasting Group PLC ADR	4,317,617
59,770	Cadbury PLC ADR	3,177,373
76,930	Diageo PLC ADR	5,168,927
174,470	GlaxoSmithKline PLC ADR	6,806,075
10	HSBC Holdings PLC ADR	535
315,120	InterContinental Hotels Group PLC ADR	4,496,762
166,447	National Grid PLC ADR	8,383,935
415,757	Pearson PLC ADR	5,899,592
182,683	Reed Elsevier PLC ADR	5,818,454
42,115	Smith & Nephew PLC ADR	2,102,381
163,360	Unilever PLC ADR	4,985,747
416,994	Vodafone Group PLC ADR	8,948,691
87,967	WPP PLC ADR	4,055,279
		91,107,668
	United States - 3.5%
81,480	ACE Ltd.	4,014,520
34,633	Bunge Ltd.	2,036,074
55,632	PartnerRe Ltd.	4,149,591
31,780	Schlumberger Ltd.	2,016,759
13,604	Shire PLC ADR	810,798
		13,027,742
	Total Common Stocks and Other Equity Interests (Cost $344,757,773)(a)-99.5%	367,978,291
	Other assets less liabilities-0.5%	1,905,625
	Net Assets-100.0%	$369,883,916

ADR       American Depositary Receipt

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $348,384,084. The net unrealized appreciation was $19,594,207 which consisted of aggregate gross unrealized appreciation of $27,697,044 and aggregate gross unrealized depreciation of $8,102,837.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 17.9%
22,715	BOK Financial Corp.	$1,076,918
26,811	Commerce Bancshares, Inc.	1,061,179
11,222	First Financial Bankshares, Inc.	595,327
34,120	International Bancshares Corp.	711,061
14,474	Prosperity Bancshares, Inc.	583,592
		4,028,077
	Commercial Banks-Eastern U.S. - 15.7%
67,426	Fulton Financial Corp.	623,016
16,204	M&T Bank Corp.	1,195,045
28,232	NBT Bancorp, Inc.	588,920
14,141	Tompkins Financial Corp.	554,327
94,849	Trustco Bank Corp. NY	569,094
		3,530,402
	Commercial Banks-Southern U.S. - 18.8%
24,741	BancorpSouth, Inc.	566,074
42,648	BB&T Corp.	1,188,600
17,317	City Holding Co.	544,273
24,537	Community Trust Bancorp, Inc.	621,522
3,733	First Citizens BancShares, Inc., Class A	626,062
30,163	Trustmark Corp.	687,716
		4,234,247
	Commercial Banks-Western U.S. - 8.4%
12,586	Bank of Hawaii Corp.	572,411
73,772	CVB Financial Corp.	706,736
10,882	Westamerica Bancorp	604,822
		1,883,969
	Diversified Banking Institution - 4.4%
25,034	JPMorgan Chase & Co.	974,824

	S&L/Thrifts-Eastern U.S. - 19.0%
61,343	Brookline Bancorp, Inc.	614,044
50,660	Dime Community Bancshares	612,479
53,544	Flushing Financial Corp.	655,914
52,842	Investors Bancorp, Inc.*	625,121
48,030	NewAlliance Bancshares, Inc.	559,069
54,970	Northwest Bancshares, Inc.	643,699
69,246	Provident New York Bancorp	564,355
		4,274,681
	Super-Regional Banks-U.S. - 15.8%
108,113	Fifth Third Bancorp	1,344,926
45,083	U.S. Bancorp	1,130,681
38,123	Wells Fargo & Co.	1,083,837
		3,559,444
	Total Common Stocks (Cost $21,107,433)	22,485,644

	Money Market Fund - 0.4%
86,517	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $86,517)	86,517

	Total Investments (Cost $21,193,950)(a)-100.4%	22,572,161
	Liabilities in excess of other assets-(0.4%)	(87,776)
	Net Assets-100.0%	$22,484,385

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $21,524,218. The net unrealized appreciation was $1,047,943 which consisted of aggregate gross unrealized appreciation of $2,149,519 and aggregate gross unrealized depreciation of $1,101,576.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 60.9%
222,793	Affymax, Inc.*	$4,678,653
192,784	Alexion Pharmaceuticals, Inc.*	8,939,394
152,248	Amgen, Inc.*	8,903,463
340,001	Amylin Pharmaceuticals, Inc.*	6,113,218
183,334	Biogen Idec, Inc.*	9,852,369
282,481	Cubist Pharmaceuticals, Inc.*	5,788,036
329,727	Emergent Biosolutions, Inc.*	4,721,691
706,629	Exelixis, Inc.*	4,684,950
184,752	Gilead Sciences, Inc.*	8,917,979
559,239	Incyte Corp.*	5,972,673
446,433	InterMune, Inc.*	6,968,819
172,213	Life Technologies Corp.*	8,560,708
126,780	Millipore Corp.*	8,744,017
141,710	OSI Pharmaceuticals, Inc.*	4,849,316
707,694	PDL BioPharma, Inc.	4,529,242
259,370	Regeneron Pharmaceuticals, Inc.*	6,914,804
850,002	Zymogenetics, Inc.*	4,819,511
		113,958,843
	Chemicals - 4.1%
162,118	Sigma-Aldrich Corp.	7,757,346

	Electronics - 7.0%
67,163	Dionex Corp.*	4,691,336
145,748	Waters Corp.*	8,304,721
		12,996,057
	Healthcare-Products - 7.9%
989,877	Affymetrix, Inc.*	5,226,551
410,500	Bruker Corp.*	5,036,835
69,204	Techne Corp.	4,541,166
		14,804,552
	Pharmaceuticals - 20.1%
543,686	Alkermes, Inc.*	5,947,925
942,172	Inspire Pharmaceuticals, Inc.*	5,191,368
544,949	Nektar Therapeutics*	6,223,317
217,558	Neogen Corp.*	4,623,107
241,856	Pharmasset, Inc.*	5,054,790
208,905	Targacept, Inc.*	4,376,560
624,769	Viropharma, Inc.*	6,172,718
		37,589,785
	Total Common Stocks (Cost $180,411,835)	187,106,583

	Money Market Fund - 0.1%
172,074	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $172,074)	172,074

	Total Investments (Cost $180,583,909)(a)-100.1%	187,278,657
	Liabilities in excess of other assets-(0.1%)	(194,515)
	Net Assets-100.0%	$187,084,142

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $181,607,545. The net unrealized appreciation was $5,671,112 which consisted of aggregate gross unrealized appreciation of $18,424,934 and aggregate gross unrealized depreciation of $12,753,822.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Building Materials - 24.2%
98,915	Apogee Enterprises, Inc.	$1,361,070
33,043	Armstrong World Industries, Inc.*	1,203,756
120,266	Comfort Systems USA, Inc.	1,410,720
95,523	Gibraltar Industries, Inc.	1,331,591
36,026	Lennox International, Inc.	1,376,914
225,251	Louisiana-Pacific Corp.*	1,601,535
58,210	Owens Corning*	1,497,743
87,278	Quanex Building Products Corp.	1,403,430
39,474	Universal Forest Products, Inc.	1,339,748
		12,526,507
	Commercial Services - 7.3%
231,360	Great Lakes Dredge & Dock Corp.	1,367,338
131,991	Quanta Services, Inc.*	2,404,876
		3,772,214
	Engineering & Construction - 18.4%
173,446	Dycom Industries, Inc.*	1,417,054
56,971	EMCOR Group, Inc.*	1,370,722
58,104	Fluor Corp.	2,634,435
35,931	Michael Baker Corp.*	1,401,668
60,580	URS Corp.*	2,718,831
		9,542,710
	Environmental Control - 2.5%
157,806	EnergySolutions, Inc.	1,317,680

	Forest Products & Paper - 5.1%
66,398	Weyerhaeuser Co.	2,649,280

	Home Builders - 13.7%
194,599	Lennar Corp., Class A	2,989,041
3,668	NVR, Inc.*	2,509,425
434,720	Standard Pacific Corp.*	1,578,034
		7,076,500
	Metal Fabricate/Hardware - 2.4%
17,935	Valmont Industries, Inc.	1,245,765

	Miscellaneous Manufacturing - 5.8%
32,186	A.O. Smith Corp.	1,370,480
23,450	Ameron International Corp.	1,618,754
		2,989,234
	Office Furnishings - 2.9%
182,003	Interface, Inc., Class A	1,476,044

	Real Estate - 2.6%
73,467	Forestar Group, Inc.*	1,364,282

	Retail - 15.1%
90,639	Home Depot, Inc. (The)	2,538,799
113,959	Lowe’s Cos., Inc.	2,467,212
56,781	Lumber Liquidators Holdings, Inc.*	1,344,574
28,889	Tractor Supply Co.*	1,458,028
		7,808,613
	Total Common Stocks (Cost $48,587,842)	51,768,829

	Money Market Fund - 0.1%
38,583	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,583)	38,583

	Total Investments (Cost $48,626,425)(a)-100.1%	51,807,412
	Liabilities in excess of other assets-(0.1%)	(35,277)
	Net Assets-100.0%	$51,772,135

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $48,889,485. The net unrealized appreciation was $2,917,927 which consisted of aggregate gross unrealized appreciation of $5,240,243 and aggregate gross unrealized depreciation of $2,322,316.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Gas-Distribution - 5.3%
34,977	Energen Corp.	$1,537,239
32,417	National Fuel Gas Co.	1,521,006
		3,058,245
	Oil & Gas Drilling - 3.1%
58,425	Atlas Energy, Inc.	1,767,356

	Oil Companies-Exploration & Production - 68.0%
29,085	Apache Corp.	2,872,726
97,940	ATP Oil & Gas Corp.*	1,417,192
55,138	Berry Petroleum Co., Class A	1,493,137
138,347	BreitBurn Energy Partners LP	1,900,888
39,786	Cabot Oil & Gas Corp.	1,522,610
115,222	Chesapeake Energy Corp.	2,855,201
56,178	CNX Gas Corp.*	1,507,256
37,032	Concho Resources, Inc.*	1,661,626
33,741	Contango Oil & Gas Co.*	1,644,874
71,484	Dorchester Minerals LP	1,589,804
59,524	EV Energy Partner LP	1,878,577
163,867	Gulfport Energy Corp.*	1,694,385
86,902	Legacy Reserves LP	1,642,448
35,810	Newfield Exploration Co.*	1,752,541
34,297	Occidental Petroleum Corp.	2,686,827
72,164	Pioneer Southwest Energy Partners LP	1,669,875
38,603	Questar Corp.	1,601,252
83,144	Stone Energy Corp.*	1,325,315
132,900	Venoco, Inc.*	1,532,337
24,367	Whiting Petroleum Corp.*	1,621,868
66,072	XTO Energy, Inc.	2,944,829
		38,815,568
	Oil Companies-Integrated - 18.0%
35,626	Chevron Corp.	2,569,347
37,197	Exxon Mobil Corp.	2,396,602
48,182	Hess Corp.	2,784,438
85,348	Marathon Oil Corp.	2,544,224
		10,294,611
	Oil Refining & Marketing - 5.6%
214,858	Alon USA Energy, Inc.	1,538,383
204,173	CVR Energy, Inc.*	1,637,468
		3,175,851
	Total Common Stocks and Other Equity Interests (Cost $52,316,333)	57,111,631

	Money Market Fund - 0.1%
66,142	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $66,142)	66,142

	Total Investments (Cost $52,382,475)(a)-100.1%	57,177,773
	Liabilities in excess of other assets-(0.1%)	(68,876)
	Net Assets-100.0%	$57,108,897

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $52,490,709. The net unrealized appreciation was $4,687,064 which consisted of aggregate gross unrealized appreciation of $7,161,423 and aggregate gross unrealized depreciation of $2,474,359.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Alternative Waste Technologies - 2.8%
197,192	Darling International, Inc.*	$1,536,126

	Beverages-Non-alcoholic - 20.3%
31,601	Coca-Cola Bottling Co. Consolidated	1,594,902
46,661	Coca-Cola Co. (The)	2,531,359
133,866	Coca-Cola Enterprises, Inc.	2,702,755
55,405	Dr Pepper Snapple Group, Inc.	1,532,502
42,824	PepsiCo, Inc.	2,553,167
		10,914,685
	Beverages-Wine/Spirits - 5.3%
28,887	Brown-Forman Corp., Class B	1,482,481
85,652	Constellation Brands, Inc., Class A*	1,377,284
		2,859,765
	Brewery - 2.5%
32,341	Molson Coors Brewing Co., Class B	1,358,322

	Food-Canned - 2.9%
136,908	Del Monte Foods Co.	1,558,013

	Food-Confectionery - 2.8%
40,884	Hershey Co. (The)	1,489,404

	Food-Miscellaneous/Diversified - 34.3%
82,353	Chiquita Brands International, Inc.*	1,208,118
65,606	ConAgra Foods, Inc.	1,491,880
39,185	General Mills, Inc.	2,794,282
62,893	H.J. Heinz Co.	2,744,022
39,244	J & J Snack Foods Corp.	1,640,792
50,365	Kellogg Co.	2,740,863
30,264	Lancaster Colony Corp.	1,650,901
40,672	McCormick & Co., Inc.	1,476,394
119,869	Sara Lee Corp.	1,455,210
1,049	Seaboard Corp.	1,290,270
		18,492,732
	Food-Retail - 5.5%
64,847	Safeway, Inc.	1,455,815
41,884	Weis Markets, Inc.	1,487,301
		2,943,116
	Food-Wholesale/Distribution - 5.4%
65,559	Fresh Del Monte Produce, Inc.*	1,332,814
57,905	United Natural Foods, Inc.*	1,569,805
		2,902,619
	Retail-Restaurants - 18.2%
171,404	CKE Restaurants, Inc.	1,432,937
41,957	McDonald’s Corp.	2,619,375
22,987	Panera Bread Co., Class A*	1,641,732
64,651	Papa John’s International, Inc.*	1,525,764
75,361	Yum! Brands, Inc.	2,578,100
		9,797,908
	Total Common Stocks (Cost $52,316,061)	53,852,690

	Money Market Fund - 0.0%
31,489	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,489)	31,489

	Total Investments (Cost $52,347,550)(a)-100.0%	53,884,179
	Liabilities in excess of other assets-(0.0%)	(19,802)
	Net Assets-100.0%	$53,864,377

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $52,759,241. The net unrealized appreciation was $1,124,938 which consisted of aggregate gross unrealized appreciation of $2,900,090 and aggregate gross unrealized depreciation of $1,775,152.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.1%
	Consulting Services - 3.2%
16,788	Advisory Board Co. (The)*	$542,084

	Dialysis Centers - 2.6%
7,339	DaVita, Inc.*	438,579

	Human Resources - 2.8%
9,108	Emergency Medical Services Corp., Class A*	478,261

	Medical Labs & Testing Services - 12.0%
13,486	Bio-Reference Labs, Inc.*	509,771
10,888	Laboratory Corp. of America Holdings*	774,137
13,699	Quest Diagnostics, Inc.	762,623
		2,046,531
	Medical Products - 5.8%
32,684	Hanger Orthopedic Group, Inc.*	531,442
22,533	PSS World Medical, Inc.*	462,377
		993,819
	Medical-HMO - 21.5%
23,000	Centene Corp.*	442,750
26,727	Healthspring, Inc.*	464,783
19,128	Humana, Inc.*	930,003
27,110	UnitedHealth Group, Inc.	894,630
14,714	WellPoint, Inc.*	937,576
		3,669,742
	Medical-Hospitals - 10.8%
13,959	Community Health Systems, Inc.*	455,343
69,105	Health Management Associates, Inc., Class A*	458,857
87,951	Tenet Healthcare Corp.*	487,249
15,134	Universal Health Services, Inc., Class B	441,307
		1,842,756
	Medical-Nursing Homes - 5.5%
29,699	Kindred Healthcare, Inc.*	502,210
29,739	Odyssey HealthCare, Inc.*	436,569
		938,779
	Medical-Outpatient/Home Medicine - 11.2%
12,588	Air Methods Corp.*	384,815
11,398	Amedisys, Inc.*	626,320
21,123	AmSurg Corp.*	445,907
12,243	Lincare Holdings, Inc.*	450,787
		1,907,829
	Medical-Wholesale Drug Distribution - 14.3%
32,106	AmerisourceBergen Corp.	875,210
24,921	Cardinal Health, Inc.	824,137
12,720	McKesson Corp.	748,190
		2,447,537
	Physical Therapy/Rehabilitation Centers - 5.2%
24,335	Healthsouth Corp.*	438,273
15,564	RehabCare Group, Inc.*	452,290
		890,563
	Physician Practice Management - 5.2%
26,403	Healthways, Inc.*	450,435
7,772	MEDNAX, Inc.*	441,916
		892,351
	Total Common Stocks (Cost $15,514,574)	17,088,831

	Money Market Fund - 0.2%
35,030	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $35,030)	35,030

	Total Investments (Cost $15,549,604)(a)-100.3%	17,123,861
	Liabilities in excess of other assets-(0.3%)	(45,591)
	Net Assets-100.0%	$17,078,270

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $15,554,569. The net unrealized appreciation was $1,569,292 which consisted of aggregate gross unrealized appreciation of $1,667,473 and aggregate gross unrealized depreciation of $98,181.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 99.9%
	Insurance Brokers - 2.9%
11,869	Erie Indemnity Co., Class A	$462,891

	Investment Management/Advisor Services - 2.7%
51,179	National Financial Partners Corp.*	432,463

	Life/Health Insurance - 16.6%
18,056	Aflac, Inc.	874,452
93,865	Conseco, Inc.*	446,797
20,326	Delphi Financial Group, Inc., Class A	411,602
11,560	StanCorp Financial Group, Inc.	496,849
10,087	Torchmark Corp.	452,906
		2,682,606
	Multi-line Insurance - 30.9%
16,359	ACE Ltd.	806,008
17,699	American Financial Group, Inc.	439,112
14,207	Assurant, Inc.	446,526
34,402	CNA Financial Corp.*	808,103
36,126	Horace Mann Educators Corp.	433,151
22,519	Loews Corp.	805,504
23,682	MetLife, Inc.	836,448
24,288	XL Capital Ltd., Class A	407,310
		4,982,162
	Property/Casualty Insurance - 38.9%
6,248	Arch Capital Group Ltd.*	446,982
15,909	Chubb Corp. (The)	795,450
32,010	CNA Surety Corp.*	448,140
16,465	HCC Insurance Holdings, Inc.	446,201
11,108	Infinity Property & Casualty Corp.	440,543
63,407	Meadowbrook Insurance Group, Inc.	427,997
31,062	OneBeacon Insurance Group Ltd., Class A	403,185
47,450	Progressive Corp. (The)	786,721
8,601	RLI Corp.	442,607
12,318	Safety Insurance Group, Inc.	431,130
28,116	Selective Insurance Group, Inc.	434,955
15,259	Travelers Cos., Inc. (The)	773,174
		6,277,085
	Reinsurance - 7.9%
15,196	Axis Capital Holdings Ltd. (Bermuda)	437,645
9,285	Reinsurance Group of America, Inc.	452,365
7,935	Transatlantic Holdings, Inc.	394,290
		1,284,300
	Total Common Stocks (Cost $16,517,433)	16,121,507

	Money Market Fund - 0.3%
50,115	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,115)	50,115

	Total Investments (Cost $16,567,548)(a)-100.2%	16,171,622
	Liabilities in excess of other assets-(0.2%)	(36,287)
	Net Assets-100.0%	$16,135,335

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $16,580,380. The net unrealized depreciation was $408,758 which consisted of aggregate gross unrealized appreciation of $373,135 and aggregate gross unrealized depreciation of $781,893.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 3.0%
58,466	Global Cash Access Holdings, Inc.*	$473,575

	Entertainment - 7.9%
9,955	Bally Technologies, Inc.*	394,915
15,913	International Speedway Corp., Class A	409,123
50,184	Shuffle Master, Inc.*	446,136
		1,250,174
	Internet - 9.0%
30,400	Expedia, Inc.*	650,864
74,335	Liberty Media Corp. - Interactive, Class A*	771,597
		1,422,461
	Leisure Time - 13.3%
23,935	Carnival Corp.	797,754
37,192	Interval Leisure Group, Inc.*	473,082
18,654	Life Time Fitness, Inc.*	446,763
10,414	WMS Industries, Inc.*	386,151
		2,103,750
	Lodging - 3.0%
22,523	Wyndham Worldwide Corp.	472,758

	Media - 11.9%
24,276	Discovery Communications, Inc., Class A*	720,026
25,521	Viacom, Inc., Class B*	743,682
26,441	World Wrestling Entertainment, Inc., Class A	423,056
		1,886,764
	Retail - 51.9%
16,387	Bob Evans Farms, Inc.	457,361
30,402	Brinker International, Inc.	496,161
33,046	California Pizza Kitchen, Inc.*	456,035
14,380	CEC Entertainment, Inc.*	477,272
22,439	Cheesecake Factory, Inc. (The)*	474,360
49,238	CKE Restaurants, Inc.	411,630
11,162	Cracker Barrel Old Country Store, Inc.	412,548
13,420	Darden Restaurants, Inc.	496,003
23,315	HSN, Inc.*	446,249
12,050	McDonald’s Corp.	752,281
6,603	Panera Bread Co., Class A*	471,586
18,571	Papa John’s International, Inc.*	438,276
64,214	Ruby Tuesday, Inc.*	443,719
35,763	Starbucks Corp.*	779,276
40,665	Texas Roadhouse, Inc.*	472,934
21,650	Yum! Brands, Inc.	740,646
		8,226,337
	Total Common Stocks (Cost $15,139,738)	15,835,819

	Money Market Fund - 0.2%
31,427	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,427)	31,427

	Total Investments (Cost $15,171,165)(a)-100.2%	15,867,246
	Liabilities in excess of other assets-(0.2%)	(29,080)
	Net Assets-100.0%	$15,838,166

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $15,180,972. The net unrealized appreciation was $686,274 which consisted of aggregate gross unrealized appreciation of $1,000,676 and aggregate gross unrealized depreciation of $314,402.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Advertising Agencies - 5.0%
310,963	Interpublic Group of Cos., Inc.*	$2,008,821
55,175	Omnicom Group, Inc.	1,947,678
		3,956,499
	Broadcast Services/Program - 8.1%
63,625	Discovery Communications, Inc., Class A*	1,887,117
90,240	Liberty Media Corp. - Capital, Series A*	2,336,314
50,306	Scripps Networks Interactive, Inc., Class A	2,148,066
		6,371,497
	Cable/Satellite TV - 14.3%
80,185	Cablevision Systems Corp., Class A	2,055,943
247,502	Comcast Corp., Class A	3,917,957
116,551	DIRECTV, Class A*	3,537,323
97,277	DISH Network Corp., Class A	1,776,278
		11,287,501
	Direct Marketing - 2.8%
205,405	Harte-Hanks, Inc.	2,169,077

	E-Commerce/Services - 5.2%
103,377	IAC/InterActiveCorp.*	2,075,810
194,835	Liberty Media Corp. - Interactive, Class A*	2,022,388
		4,098,198
	Motion Pictures & Services - 3.1%
61,761	DreamWorks Animation SKG, Inc., Class A*	2,404,973

	Multimedia - 24.5%
65,967	McGraw-Hill Cos., Inc. (The)	2,338,530
73,666	Meredith Corp.	2,282,173
319,130	News Corp., Class A	4,024,229
128,170	Time Warner, Inc.	3,518,266
122,641	Viacom, Inc., Class B*	3,573,759
121,351	Walt Disney Co. (The)	3,585,922
		19,322,879
	Printing-Commercial - 3.6%
134,371	Valassis Communications, Inc.*	2,812,385

	Publishing-Books - 5.8%
53,221	John Wiley & Sons, Inc., Class A	2,221,977
78,725	Scholastic Corp.	2,353,877
		4,575,854
	Publishing-Newspapers - 6.1%
170,958	Dolan Media Co.*	1,689,065
194,654	Gannett Co., Inc.	3,143,662
		4,832,727
	Radio - 3.4%
3,193,665	Sirius XM Radio, Inc.*	2,688,108

	Retail-Discount - 2.7%
112,035	HSN, Inc.*	2,144,350

	Schools - 2.7%
4,882	Washington Post Co. (The), Class B	2,121,815

	Television - 8.4%
279,640	CBS Corp., Class B	3,615,745
597,863	Sinclair Broadcast Group, Inc., Class A*	3,019,208
		6,634,953
	Web Portals/ISP - 4.3%
6,352	Google, Inc., Class A*	3,362,876

	Total Common Stocks (Cost $75,282,674)	78,783,692

	Money Market Fund - 0.1%
72,448	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $72,448)	72,448

	Total Investments (Cost $75,355,122)(a)-100.1%	78,856,140
	Liabilities in excess of other assets-(0.1%)	(60,860)
	Net Assets-100.0%	$78,795,280

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $75,367,391. The net unrealized appreciation was $3,488,749 which consisted of aggregate gross unrealized appreciation of $5,158,160 and aggregate gross unrealized depreciation of $1,669,411.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Computers - 6.0%
57,062	Netscout Systems, Inc.*	$801,150
34,909	Riverbed Technology, Inc.*	782,660
		1,583,810
	Internet - 25.1%
26,153	Blue Coat Systems, Inc.*	644,671
26,871	F5 Networks, Inc.*	1,328,234
32,129	McAfee, Inc.*	1,211,263
91,689	SonicWALL, Inc.*	698,670
34,753	Sourcefire, Inc.*	724,600
72,503	Symantec Corp.*	1,228,926
43,999	Websense, Inc.*	815,302
		6,651,666
	Semiconductors - 18.0%
44,272	Broadcom Corp., Class A*	1,182,948
34,633	Cavium Networks, Inc.*	748,419
70,952	Emulex Corp.*	797,500
87,448	PMC - Sierra, Inc.*	695,212
38,460	QLogic Corp.*	661,127
16,422	Silicon Laboratories, Inc.*	693,665
		4,778,871
	Software - 13.4%
33,859	Citrix Systems, Inc.*	1,406,841
37,795	Solarwinds, Inc.*	734,357
31,055	VMware, Inc., Class A*	1,410,208
		3,551,406
	Telecommunications - 37.5%
68,857	Acme Packet, Inc.*	712,670
33,282	ADTRAN, Inc.	705,578
70,099	Arris Group, Inc.*	703,794
85,419	Aruba Networks, Inc.*	887,504
24,932	Atheros Communications, Inc.*	799,569
54,858	Cisco Systems, Inc.*	1,232,659
26,550	CommScope, Inc.*	722,426
49,964	Juniper Networks, Inc.*	1,240,606
41,916	LogMeIn, Inc.*	710,476
34,997	NETGEAR, Inc.*	722,338
344,623	Sonus Networks, Inc.*	727,155
124,703	Tellabs, Inc.*	801,840
		9,966,615
	Total Common Stocks (Cost $23,372,571)	26,532,368

	Money Market Fund - 0.2%
45,024	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $45,024)	45,024

	Total Investments (Cost $23,417,595)(a)-100.2%	26,577,392
	Liabilities in excess of other assets-(0.2%)	(48,222)
	Net Assets-100.0%	$26,529,170

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $23,435,695. The net unrealized appreciation was $3,141,697 which consisted of aggregate gross unrealized appreciation of $3,466,827 and aggregate gross unrealized depreciation of $325,130.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Engineering/R&D Services - 2.5%
158,015	Foster Wheeler AG (Switzerland)*	$4,421,260

	Oil & Gas Drilling - 22.7%
88,400	Diamond Offshore Drilling, Inc.	8,091,252
107,770	Ensco International PLC ADR (United Kingdom)	4,206,263
126,504	Helmerich & Payne, Inc.	5,291,662
959,154	Parker Drilling Co.*	4,613,531
154,304	Pride International, Inc.*	4,567,398
196,790	Rowan Cos., Inc.*	4,227,049
103,548	Transocean Ltd.*	8,774,658
		39,771,813
	Oil Field Machinery & Equipment - 21.1%
236,097	Cameron International Corp.*	8,891,413
168,509	Dresser-Rand Group, Inc.*	4,984,496
89,825	Dril-Quip, Inc.*	4,714,914
89,091	FMC Technologies, Inc.*	4,736,969
83,419	Lufkin Industries, Inc.	5,287,096
207,855	National Oilwell Varco, Inc.	8,501,270
		37,116,158
	Oil-Field Services - 45.5%
217,845	Baker Hughes, Inc.	9,864,022
661,485	Cal Dive International, Inc.*	4,656,854
82,472	CARBO Ceramics, Inc.	5,436,554
45,239	Core Laboratories NV (Netherlands)	5,290,701
302,243	Halliburton Co.	8,828,518
210,064	Hornbeck Offshore Services, Inc.*	4,518,477
88,466	Oceaneering International, Inc.*	4,839,090
135,896	Oil States International, Inc.*	5,006,409
139,250	Schlumberger Ltd.	8,836,805
62,608	SEACOR Holdings, Inc.*	4,398,212
486,386	TETRA Technologies, Inc.*	5,087,598
535,133	Weatherford International Ltd. (Switzerland)*	8,390,885
307,618	Willbros Group, Inc.*	4,703,479
		79,857,604
	Transportation-Marine - 5.4%
176,705	Gulfmark Offshore, Inc.*	4,338,108
107,892	Tidewater, Inc.	5,051,503
		9,389,611
	Transportation-Services - 2.8%
139,048	Bristow Group, Inc.*	4,964,013

	Total Common Stocks and Other Equity Interests (Cost $183,445,241)	175,520,459

	Money Market Fund - 0.1%
108,434	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $108,434)	108,434

	Total Investments (Cost $183,553,675)(a)-100.1%	175,628,893
	Liabilities in excess of other assets-(0.1%)	(133,869)
	Net Assets-100.0%	$175,495,024

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $184,132,914. The net unrealized depreciation was $8,504,021 which consisted of aggregate gross unrealized appreciation of $17,340,733 and aggregate gross unrealized depreciation of $25,844,754.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 3.0%
222,003	Prestige Brands Holdings, Inc.*	$1,724,963

	Cosmetics & Toiletries - 3.7%
22,796	Chattem, Inc.*	2,130,514

	Medical Products - 10.4%
27,573	Baxter International, Inc.	1,587,929
32,132	Hospira, Inc.*	1,627,165
44,072	Johnson & Johnson	2,770,366
		5,985,460
	Medical-Biomedical/Genetics - 20.3%
49,057	Amgen, Inc.*	2,868,853
32,221	Biogen Idec, Inc.*	1,731,557
27,503	Celgene Corp.*	1,561,620
29,603	Genzyme Corp.*	1,606,259
59,529	Gilead Sciences, Inc.*	2,873,465
503,946	Novavax, Inc.*	1,093,563
		11,735,317
	Medical-Drugs - 45.5%
51,252	Abbott Laboratories	2,713,281
25,936	Allergan, Inc.	1,491,320
109,208	Bristol-Myers Squibb Co.	2,660,307
27,373	Cephalon, Inc.*	1,747,492
75,114	Eli Lilly & Co.	2,644,013
66,896	Endo Pharmaceuticals Holdings, Inc.*	1,345,278
49,471	Forest Laboratories, Inc.*	1,466,320
126,514	King Pharmaceuticals, Inc.*	1,519,433
64,034	Medicis Pharmaceutical Corp., Class A	1,479,826
76,377	Merck & Co., Inc.	2,916,074
151,874	Pfizer, Inc.	2,833,969
66,338	Salix Pharmaceuticals Ltd.*	1,941,050
46,064	Valeant Pharmaceuticals International*	1,541,762
		26,300,125
	Medical-Generic Drugs - 14.2%
133,202	Impax Laboratories, Inc.*	1,771,587
83,944	Mylan, Inc.*	1,530,299
63,284	Par Pharmaceutical Cos., Inc.*	1,665,635
37,164	Perrigo Co.	1,645,622
40,904	Watson Pharmaceuticals, Inc.*	1,569,486
		8,182,629
	Therapeutics - 2.9%
303,582	Inspire Pharmaceuticals, Inc.*	1,672,737

	Total Common Stocks (Cost $59,948,748)	57,731,745

	Money Market Fund - 0.1%
54,123	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,123)	54,123

	Total Investments (Cost $60,002,871)(a)-100.1%	57,785,868
	Liabilities in excess of other assets-(0.1%)	(37,986)
	Net Assets-100.0%	$57,747,882

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $61,090,231. The net unrealized depreciation was $3,304,363 which consisted of aggregate gross unrealized appreciation of $4,996,349 and aggregate gross unrealized depreciation of $8,300,712.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 8.0%
18,633	Genuine Parts Co.	$702,091
7,349	United Stationers, Inc.*	400,962
		1,103,053
	E-Commerce/Services - 4.8%
28,993	eBay, Inc.*	667,419

	Rental Auto/Equipment - 9.3%
19,657	Dollar Thrifty Automotive Group, Inc.*	478,845
38,132	Hertz Global Holdings, Inc.*	395,047
20,502	Rent-A-Center, Inc.*	410,040
		1,283,932
	Retail-Apparel/Shoe - 24.8%
19,036	Cato Corp. (The), Class A	389,286
30,559	Gap, Inc. (The)	583,066
8,985	Gymboree Corp.*	350,505
8,514	J.Crew Group, Inc.*	333,834
17,199	Men’s Wearhouse, Inc. (The)	346,560
8,291	Ross Stores, Inc.	380,805
30,651	Stage Stores, Inc.	396,011
34,512	Stein Mart, Inc.*	272,645
11,540	Urban Outfitters, Inc.*	364,318
		3,417,030
	Retail-Automobile - 5.6%
34,480	Asbury Automotive Group, Inc.*	381,694
40,891	Sonic Automotive, Inc., Class A*	390,509
		772,203
	Retail-Bedding - 5.1%
18,199	Bed Bath & Beyond, Inc.*	704,301

	Retail-Building Products - 5.0%
24,383	Home Depot, Inc. (The)	682,968

	Retail-Discount - 8.4%
15,294	Big Lots, Inc.*	434,502
14,114	Target Corp.	723,625
		1,158,127
	Retail-Drug Store - 4.5%
17,258	Walgreen Co.	622,151

	Retail-Fabric Store - 2.8%
10,926	Jo-Ann Stores, Inc.*	382,628

	Retail-Gardening Products - 2.8%
7,771	Tractor Supply Co.*	392,202

	Retail-Major Department Store - 4.8%
17,432	TJX Cos., Inc. (The)	662,590

	Retail-Perfume & Cosmetics - 3.1%
51,646	Sally Beauty Holdings, Inc.*	430,728

	Retail-Regional Department Store - 2.9%
47,689	Retail Ventures, Inc.*	394,865

	Retail-Sporting Goods - 6.0%
23,226	Big 5 Sporting Goods Corp.	339,332
30,272	Cabela’s, Inc.*	487,984
		827,316
	Transportation-Equipment & Leasing - 2.1%
7,605	Amerco, Inc.*	287,393

	Total Common Stocks (Cost $13,184,138)	13,788,906

	Money Market Fund - 0.3%
37,196	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,196)	37,196

	Total Investments (Cost $13,221,334)(a)-100.3%	13,826,102
	Liabilities in excess of other assets-(0.3%)	(43,224)
	Net Assets-100.0%	$13,782,878

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,367,649. The net unrealized appreciation was $458,453 which consisted of aggregate gross unrealized appreciation of $1,141,562 and aggregate gross unrealized depreciation of $683,109.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.1%
	Electronic Components-Miscellaneous - 2.9%
102,513	Vishay Intertechnology, Inc.*	$772,948

	Electronic Components-Semiconductors - 62.8%
107,302	Advanced Micro Devices, Inc.*	800,473
64,444	Altera Corp.	1,373,946
130,554	Amkor Technology, Inc.*	742,852
46,515	Broadcom Corp., Class A*	1,242,881
42,758	Diodes, Inc.*	713,203
91,877	Fairchild Semiconductor International, Inc.*	825,055
70,514	Intel Corp.	1,367,972
135,612	LSI Corp.*	676,704
28,216	Microchip Technology, Inc.	728,255
184,593	Micron Technology, Inc.*	1,609,651
33,747	Monolithic Power Systems, Inc.*	695,863
54,811	OmniVision Technologies, Inc.*	707,062
96,968	ON Semiconductor Corp.*	699,139
91,877	PMC - Sierra, Inc.*	730,422
17,254	Silicon Laboratories, Inc.*	728,809
59,952	Skyworks Solutions, Inc.*	760,791
53,368	Texas Instruments, Inc.	1,200,780
59,546	Xilinx, Inc.	1,404,095
		17,007,953
	Lasers-Systems/Components - 2.6%
21,941	Cymer, Inc.*	688,289

	Networking Products - 3.1%
26,195	Atheros Communications, Inc.*	840,074

	Semiconductor Components-Integrated Circuits - 23.9%
138,421	Cirrus Logic, Inc.*	944,031
19,502	Hittite Microwave Corp.*	725,084
126,291	Integrated Device Technology, Inc.*	716,070
50,075	Linear Technology Corp.	1,306,958
75,747	Maxim Integrated Products, Inc.	1,324,058
104,258	Micrel, Inc.	778,807
21,941	Power Integrations, Inc.	684,779
		6,479,787
	Semiconductor Equipment - 2.4%
179,272	Entegris, Inc.*	652,550

	Wireless Equipment - 2.4%
170,934	RF Micro Devices, Inc.*	658,096

	Total Common Stocks (Cost $28,847,293)	27,099,697

	Money Market Fund - 0.1%
34,344	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,344)	34,344

	Total Investments (Cost $28,881,637)(a)-100.2%	27,134,041
	Liabilities in excess of other assets-(0.2%)	(50,831)
	Net Assets-100.0%	$27,083,210

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $28,968,745. The net unrealized depreciation was $1,834,704 which consisted of aggregate gross unrealized appreciation of $1,266,632 and aggregate gross unrealized depreciation of $3,101,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Applications Software - 20.6%
74,931	Citrix Systems, Inc.*	$3,113,383
216,533	Compuware Corp.*	1,643,485
97,139	Microsoft Corp.	2,737,377
64,375	Progress Software Corp.*	1,810,869
105,910	Red Hat, Inc.*	2,882,870
		12,187,984
	Computer Services - 5.2%
36,810	DST Systems, Inc.*	1,668,597
67,490	Manhattan Associates, Inc.*	1,415,266
		3,083,863
	Computer Software - 2.7%
71,710	Blackbaud, Inc.	1,599,133

	Computers-Integrated Systems - 7.7%
67,726	Jack Henry & Associates, Inc.	1,487,263
55,372	MICROS Systems, Inc.*	1,582,532
53,701	Teradata Corp.*	1,502,017
		4,571,812
	Data Processing/Management - 10.5%
74,865	CommVault Systems, Inc.*	1,586,389
94,692	CSG Systems International, Inc.*	1,837,972
61,318	Fiserv, Inc.*	2,761,763
		6,186,124
	Electronic Design Automation - 2.5%
69,024	Synopsys, Inc.*	1,468,140

	Enterprise Software/Services - 34.2%
73,744	BMC Software, Inc.*	2,849,468
129,018	CA, Inc.	2,843,557
221,490	Epicor Software Corp.*	1,698,828
69,582	Informatica Corp.*	1,648,398
65,769	JDA Software Group, Inc.*	1,723,805
241,908	Lawson Software, Inc.*	1,465,962
17,573	MicroStrategy, Inc., Class A*	1,646,942
396,978	Novell, Inc.*	1,774,492
128,492	Oracle Corp.	2,963,025
38,256	Sybase, Inc.*	1,555,872
		20,170,349

	Internet Application Software - 2.9%
377,613	Art Technology Group, Inc.*	1,691,706

	Internet Infrastructure Software - 2.7%
179,191	TIBCO Software, Inc.*	1,605,551

	Networking Products - 2.7%
152,383	Acme Packet, Inc.*	1,577,164

	Software Tools - 5.3%
68,726	VMware, Inc., Class A*	3,120,848

	Transactional Software - 3.0%
101,190	Bottomline Technologies, Inc.*	1,750,587

	Total Common Stocks (Cost $52,363,802)	59,013,261

	Money Market Fund - 0.1%
59,969	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,969)	59,969

	Total Investments (Cost $52,423,771)(a)-100.1%	59,073,230
	Liabilities in excess of other assets-(0.1%)	(67,065)
	Net Assets-100.0%	$59,006,165

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $52,492,490. The net unrealized appreciation was $6,580,740 which consisted of aggregate gross unrealized appreciation of $7,454,420 and aggregate gross unrealized depreciation of $873,680.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Agricultural Chemicals - 2.4%
13,373	Monsanto Co.	$1,014,743

	Chemicals-Diversified - 10.5%
19,573	Celanese Corp., Series A	569,574
30,910	E.I. du Pont de Nemours & Co.	1,007,975
24,053	Innophos Holdings, Inc.	470,476
17,919	PPG Industries, Inc.	1,051,487
25,892	Rockwood Holdings, Inc.*	567,294
54,301	Solutia, Inc.*	746,639
		4,413,445
	Chemicals-Plastics - 3.3%
34,355	A. Schulman, Inc.	773,674
82,497	PolyOne Corp.*	614,603
		1,388,277
	Chemicals-Specialty - 20.3%
17,138	Albemarle Corp.	612,169
16,265	Ashland, Inc.	657,269
28,015	Balchem Corp.	543,211
9,749	Eastman Chemical Co.	551,111
23,920	Ecolab, Inc.	1,050,088
28,723	H.B. Fuller Co.	575,034
14,384	International Flavors & Fragrances, Inc.	572,052
7,984	Lubrizol Corp. (The)	588,341
5,371	NewMarket Corp.	484,572
20,040	Sigma-Aldrich Corp.	958,914
9,506	Stepan Co.	555,911
25,316	W.R. Grace & Co.*	604,546
34,338	Zep, Inc.	759,556
		8,512,774
	Coatings/Paint - 2.7%
29,380	RPM International, Inc.	549,406
22,391	Valspar Corp. (The)	592,914
		1,142,320
	Containers-Metal/Glass - 10.0%
21,329	Ball Corp.	1,083,300
35,689	Bway Holding Co.*	608,854
23,067	Crown Holdings, Inc.*	549,225
10,366	Greif, Inc., Class A	501,300
33,360	Owens-Illinois, Inc.*	908,059
10,796	Silgan Holdings, Inc.	559,773
		4,210,511
	Containers-Paper/Plastic - 11.2%
20,167	Bemis Co., Inc.	565,886
218,025	Graphic Packaging Holding Co.*	736,924
29,484	Packaging Corp. of America	649,827
24,063	Pactiv Corp.*	542,621
12,789	Rock-Tenn Co., Class A	545,962
25,995	Sealed Air Corp.	515,741
20,829	Sonoco Products Co.	578,213
32,526	Temple-Inland, Inc.	564,977
		4,700,151
	Diversified Manufacturing Operations - 1.4%
20,714	Koppers Holdings, Inc.	578,335

	Forestry - 2.7%
28,209	Weyerhaeuser Co.	1,125,539

	Gold Mining - 2.0%
19,928	Newmont Mining Corp.	854,114

	Industrial Gases - 5.9%
12,949	Air Products & Chemicals, Inc.	983,606
12,574	Airgas, Inc.	531,377
13,045	Praxair, Inc.	982,550
		2,497,533
	Metal-Aluminum - 2.5%
83,982	Alcoa, Inc.	1,069,091

	Metal-Copper - 4.0%
12,636	Freeport-McMoRan Copper & Gold, Inc.	842,695
30,710	Southern Copper Corp.	817,807
		1,660,502
	Miscellaneous Manufacturing - 1.4%
16,150	AptarGroup, Inc.	573,002

	Paper & Related Products - 13.2%
119,576	Boise, Inc.*	617,012
62,293	Buckeye Technologies, Inc.*	712,632
12,311	Clearwater Paper Corp.*	602,377
57,249	Glatfelter	790,036
42,786	International Paper Co.	980,228
87,209	KapStone Paper and Packaging Corp.*	805,811
21,916	MeadWestvaco Corp.	527,518
58,701	Wausau Paper Corp.*	517,743
		5,553,357
	Steel-Producers - 5.1%
25,429	Nucor Corp.	1,037,503
14,370	Reliance Steel & Aluminum Co.	585,434
34,853	Steel Dynamics, Inc.	529,069
		2,152,006
	Water Treatment Systems - 1.4%
24,166	Nalco Holding Co.	569,834

	Total Common Stocks (Cost $40,347,230)	42,015,534

	Money Market Fund - 0.1%
40,963	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,963)	40,963

	Total Investments (Cost $40,388,193)(a)-100.1%	42,056,497
	Liabilities in excess of other assets-(0.1%)	(35,279)
	Net Assets-100.0%	$42,021,218

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $40,852,686. The net unrealized appreciation was $1,203,811 which consisted of aggregate gross unrealized appreciation of $3,037,275 and aggregate gross unrealized depreciation of $1,833,464.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Advertising - 2.3%
9,661	Omnicom Group, Inc.	$341,033

	Airlines - 1.4%
6,517	Alaska Air Group, Inc.*	204,243

	Apparel - 13.6%
9,968	Coach, Inc.	347,684
7,890	Hanesbrands, Inc.*	181,233
11,136	Jones Apparel Group, Inc.	160,804
12,834	Maidenform Brands, Inc.*	191,868
5,408	NIKE, Inc., Class B	344,760
4,562	Polo Ralph Lauren Corp.	374,084
4,612	Warnaco Group, Inc. (The)*	178,577
7,510	Wolverine World Wide, Inc.	198,639
		1,977,649
	Auto Manufacturers - 3.0%
40,294	Ford Motor Co.*	436,787

	Auto Parts & Equipment - 7.3%
10,560	Cooper Tire & Rubber Co.	179,837
27,489	Dana Holding Corp.*	283,412
18,016	Modine Manufacturing Co.*	171,332
12,877	Tenneco, Inc.*	227,665
8,690	TRW Automotive Holdings Corp.*	200,131
		1,062,377
	Commercial Services - 5.7%
26,835	Global Cash Access Holdings, Inc.*	217,363
7,417	Interactive Data Corp.	212,349
10,713	Rent-A-Center, Inc.*	214,260
4,733	Steiner Leisure Ltd.*	188,563
		832,535
	Distribution/Wholesale - 1.4%
6,101	Fossil, Inc.*	199,198

	Electronics - 4.0%
11,344	Garmin Ltd.	366,524
11,435	Gentex Corp.	219,209
		585,733
	Entertainment - 1.2%
4,570	Bally Technologies, Inc.*	181,292

	Home Furnishings - 4.0%
8,924	Tempur-Pedic International, Inc.*	222,118
4,715	Whirlpool Corp.	354,474
		576,592
	Household Products/Wares - 3.8%
9,034	American Greetings Corp., Class A	166,948
6,904	Jarden Corp.	210,434
4,052	Tupperware Brands Corp.	172,048
		549,430
	Leisure Time - 5.3%
10,986	Carnival Corp.	366,163
17,071	Interval Leisure Group, Inc.*	217,143
4,412	Polaris Industries, Inc.	195,055
		778,361
	Lodging - 1.5%
10,338	Wyndham Worldwide Corp.	216,995

	Media - 5.6%
7,519	Scholastic Corp.	224,818
305,045	Sirius XM Radio, Inc.*	256,756
11,714	Viacom, Inc., Class B*	341,346
		822,920
	Miscellaneous Manufacturing - 1.2%
9,804	Leggett & Platt, Inc.	179,021

	Retail - 34.8%
18,016	Asbury Automotive Group, Inc.*	199,437
9,510	Bed Bath & Beyond, Inc.*	368,037
12,136	Big 5 Sporting Goods Corp.	177,307
15,818	Cabela’s, Inc.*	254,986
10,299	Cheesecake Factory, Inc. (The)*	217,721
5,123	Cracker Barrel Old Country Store, Inc.	189,346
15,968	Gap, Inc. (The)	304,670
5,121	Guess?, Inc.	203,355
10,701	HSN, Inc.*	204,817
5,709	Jo-Ann Stores, Inc.*	199,929
8,987	Men’s Wearhouse, Inc. (The)	181,088
4,663	Phillips-Van Heusen Corp.	183,209
24,919	Retail Ventures, Inc.*	206,329
7,942	Ross Stores, Inc.	364,776
21,367	Sonic Automotive, Inc., Class A*	204,055
16,016	Stage Stores, Inc.	206,927
18,033	Stein Mart, Inc.*	142,461
7,375	Target Corp.	378,116
9,108	TJX Cos., Inc. (The)	346,195
4,061	Tractor Supply Co.*	204,959
9,937	Yum! Brands, Inc.	339,945
		5,077,665
	Textiles - 1.5%
4,405	UniFirst Corp.	221,307

	Toys/Games/Hobbies - 2.4%
17,975	Mattel, Inc.	354,467

	Total Common Stocks (Cost $13,055,274)	14,597,605

	Money Market Fund - 0.2%
34,376	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,376)	34,376

	Total Investments (Cost $13,089,650)(a)-100.2%	14,631,981
	Liabilities in excess of other assets-(0.2%)	(34,790)
	Net Assets-100.0%	$14,597,191

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,096,299. The net unrealized appreciation was $1,535,682 which consisted of aggregate gross unrealized appreciation of $1,863,283 and aggregate gross unrealized depreciation of $327,601.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Agriculture - 11.5%
107,418	Alliance One International, Inc.*	$546,758
30,584	Archer-Daniels-Midland Co.	916,603
6,480	Lorillard, Inc.	490,536
18,751	Philip Morris International, Inc.	853,358
18,266	Reynolds American, Inc.	971,751
11,593	Universal Corp.	526,206
		4,305,212
	Beverages - 14.5%
12,230	Boston Beer Co., Inc., Class A*	560,746
10,147	Brown-Forman Corp., Class B	520,744
11,103	Coca-Cola Bottling Co. Consolidated	560,368
16,393	Coca-Cola Co. (The)	889,320
25,655	Coca-Cola Enterprises, Inc.	517,974
30,095	Constellation Brands, Inc., Class A*	483,928
19,463	Dr Pepper Snapple Group, Inc.	538,347
11,360	Molson Coors Brewing Co., Class B	477,120
15,047	PepsiCo, Inc.	897,102
		5,445,649
	Commercial Services - 0.9%
19,136	Medifast, Inc.*	318,614

	Cosmetics/Personal Care - 14.7%
18,261	Alberto-Culver Co.	518,430
27,022	Avon Products, Inc.	814,443
39,331	Bare Escentuals, Inc.*	714,644
11,209	Colgate-Palmolive Co.	897,056
10,882	Estee Lauder Cos., Inc. (The), Class A	571,523
47,697	Inter Parfums, Inc.	634,847
15,003	Procter & Gamble Co. (The)	923,435
29,505	Revlon, Inc., Class A*	454,672
		5,529,050
	Environmental Control - 1.4%
69,283	Darling International, Inc.*	539,715

	Food - 34.8%
14,542	Campbell Soup Co.	481,486
28,936	Chiquita Brands International, Inc.*	424,491
23,052	ConAgra Foods, Inc.	524,202
31,817	Dean Foods Co.*	560,934
48,101	Del Monte Foods Co.	547,389
23,032	Fresh Del Monte Produce, Inc.*	468,240
13,764	General Mills, Inc.	981,511
22,098	H.J. Heinz Co.	964,136
14,363	Hershey Co. (The)	523,244
13,613	Hormel Foods Corp.	526,823
13,790	J & J Snack Foods Corp.	576,560
17,696	Kellogg Co.	963,016
40,989	Kroger Co. (The)	878,394
10,631	Lancaster Colony Corp.	579,921
14,290	McCormick & Co., Inc.	518,727
22,786	Safeway, Inc.	511,546
42,119	Sara Lee Corp.	511,325
365	Seaboard Corp.	448,950
34,938	Sysco Corp.	977,915
20,347	United Natural Foods, Inc.*	551,607
14,715	Weis Markets, Inc.	522,530
		13,042,947
	Household Products/Wares - 8.1%
59,248	Central Garden & Pet Co.*	565,226
8,686	Church & Dwight Co., Inc.	523,679
14,298	Kimberly-Clark Corp.	849,158
75,083	Prestige Brands Holdings, Inc.*	583,395
16,094	WD-40 Co.	495,212
		3,016,670
	Pharmaceuticals - 2.5%
12,057	Herbalife Ltd. (Cayman Islands)	468,414
16,721	USANA Health Sciences, Inc.*	475,211
		943,625
	Retail - 11.6%
14,609	BJ’s Wholesale Club, Inc.*	493,638
16,703	Casey’s General Stores, Inc.	512,448
15,616	Costco Wholesale Corp.	896,827
19,072	Nu Skin Enterprises, Inc., Class A	443,233
402,608	Rite Aid Corp.*	547,547
71,914	Sally Beauty Holdings, Inc.*	599,763
24,030	Walgreen Co.	866,281
		4,359,737
	Total Common Stocks (Cost $35,137,593)	37,501,219

	Money Market Fund - 0.1%
49,383	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,383)	49,383

	Total Investments (Cost $35,186,976)(a)-100.1%	37,550,602
	Liabilities in excess of other assets-(0.1%)	(24,420)
	Net Assets-100.0%	$37,526,182

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $35,529,593. The net unrealized appreciation was $2,021,009 which consisted of aggregate gross unrealized appreciation of $3,738,391 and aggregate gross unrealized depreciation of $1,717,382.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Coal - 5.0%
17,253	Alliance Holdings GP LP	$468,419
17,107	Peabody Energy Corp.	720,547
6,016	Walter Energy, Inc.	390,558
		1,579,524
	Distribution/Wholesale - 1.4%
17,463	Global Partners LP	447,926

	Electric-Integrated - 1.3%
18,900	MDU Resources Group, Inc.	416,178

	Gas-Distribution - 13.2%
12,017	AGL Resources, Inc.	424,080
9,574	Energen Corp.	420,777
8,873	National Fuel Gas Co.	416,321
11,776	New Jersey Resources Corp.	429,706
10,632	Nicor, Inc.	430,809
29,261	NiSource, Inc.	416,969
14,470	Sempra Energy	734,353
20,313	Southern Union Co.	447,699
17,671	UGI Corp.	433,116
		4,153,830
	Oil & Gas Drilling - 7.2%
15,992	Atlas Energy, Inc.	483,758
17,130	Ensco International PLC ADR (United Kingdom)	668,584
17,062	Rowan Cos., Inc.*	366,492
8,978	Transocean Ltd.*	760,795
		2,279,629
	Oil Companies-Exploration & Production - 19.2%
15,093	Berry Petroleum Co., Class A	408,718
37,869	BreitBurn Energy Partners LP*	520,320
10,891	Cabot Oil & Gas Corp.	416,799
10,137	Concho Resources, Inc.*	454,847
16,293	EV Energy Partner LP	514,207
44,855	Gulfport Energy Corp.*	463,801
9,802	Newfield Exploration Co.*	479,710
9,388	Occidental Petroleum Corp.	735,456
19,753	Pioneer Southwest Energy Partners LP	457,084
19,372	Questar Corp.	803,551
22,759	Stone Energy Corp.*	362,779
36,378	Venoco, Inc.*	419,438
		6,036,710
	Oil Companies-Integrated - 6.7%
9,752	Chevron Corp.	703,314
10,182	Exxon Mobil Corp.	656,026
13,189	Hess Corp.	762,193
		2,121,533
	Oil Field Machinery & Equipment - 8.6%
20,470	Cameron International Corp.*	770,900
14,610	Dresser-Rand Group, Inc.*	432,164
14,161	FMC Technologies, Inc.*	752,940
18,021	National Oilwell Varco, Inc.	737,059
		2,693,063
	Oil Refining & Marketing - 1.4%
55,887	CVR Energy, Inc.*	448,214

	Oil-Field Services - 10.3%
57,352	Cal Dive International, Inc.*	403,758
3,922	Core Laboratories NV (Netherlands)	458,678
26,205	Halliburton Co.	765,448
7,670	Oceaneering International, Inc.*	419,549
11,782	Oil States International, Inc.*	434,049
12,073	Schlumberger Ltd.	766,152
		3,247,634
	Pipelines - 21.8%
34,650	Cheniere Energy Partners LP	460,152
90,589	Eagle Rock Energy Partners LP	493,710
8,547	Enbridge Energy Management LLC*	435,470
25,753	Energy Transfer Equity LP	824,869
24,231	Genesis Energy LP	476,624
11,284	Holly Energy Partners LP	463,660
7,000	ONEOK Partners LP	434,280
10,479	ONEOK, Inc.	442,109
15,065	Spectra Energy Partners LP	444,417
20,790	Targa Resources Partners LP	491,683
38,173	Williams Cos., Inc. (The)	795,525
14,952	Williams Partners LP	572,512
18,671	Williams Pipeline Partners LP	524,655
		6,859,666
	Retail-Petroleum Products - 1.2%
15,585	World Fuel Services Corp.	374,508

	Transportation-Marine - 1.2%
15,321	Gulfmark Offshore, Inc.*	376,131

	Transportation-Services - 1.4%
12,056	Bristow Group, Inc.*	430,399

	Total Common Stocks and Other Equity Interests (Cost $27,510,127)	31,464,945

	Money Market Fund - 0.1%
44,462	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,462)	44,462

	Total Investments (Cost $27,554,589)(a)-100.0%	31,509,407
	Liabilities in excess of other assets-(0.0%)	(11,867)
	Net Assets-100.0%	$31,497,540

ADR       American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $28,185,644. The net unrealized appreciation was $3,323,763 which consisted of aggregate gross unrealized appreciation of $4,538,089 and aggregate gross unrealized depreciation of $1,214,326.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Commercial Banks-Central U.S. - 2.8%
6,265	Commerce Bancshares, Inc.	$247,969
4,807	First Financial Bankshares, Inc.	255,011
		502,980
	Commercial Services-Finance - 4.0%
22,509	Cardtronics, Inc.*	245,123
10,145	Dollar Financial Corp.*	228,770
13,862	SEI Investments Co.	245,496
		719,389
	Diversified Banking Institution - 4.5%
2,700	Goldman Sachs Group, Inc. (The)	401,544
10,724	JPMorgan Chase & Co.	417,593
		819,137
	Fiduciary Banks - 2.6%
11,025	State Street Corp.	472,752

	Finance-Auto Loans - 2.1%
7,189	Credit Acceptance Corp.*	382,599

	Finance-Consumer Loans - 3.2%
15,936	Encore Capital Group, Inc.*	251,311
8,234	World Acceptance Corp.*	332,571
		583,882
	Finance-Credit Card - 4.5%
10,852	American Express Co.	408,687
29,293	Discover Financial Services	400,728
		809,415
	Finance-Investment Banker/Broker - 7.4%
38,373	FBR Capital Markets Corp.*	234,459
14,424	Interactive Brokers Group, Inc., Class A*	229,341
16,031	optionsXpress Holdings, Inc.	230,045
22,917	TD Ameritrade Holding Corp.*	407,006
33,811	TradeStation Group, Inc.*	239,044
		1,339,895
	Finance-Other Services - 1.6%
21,077	MarketAxess Holdings, Inc.	287,279

	Insurance Brokers - 1.4%
6,675	Erie Indemnity Co., Class A	260,325

	Investment Companies - 1.4%
24,640	Hercules Technology Growth Capital, Inc.	247,878

	Investment Management/Advisor Services - 14.6%
11,962	Ameriprise Financial, Inc.	457,427
2,004	BlackRock, Inc.	428,495
18,014	Blackstone Group LP	218,510
4,185	Franklin Resources, Inc.	414,440
5,356	GAMCO Investors, Inc., Class A	219,971
20,519	Invesco Ltd.(~)	396,017
28,780	National Financial Partners Corp.*	243,191
8,503	Waddell & Reed Financial, Inc., Class A	266,399
		2,644,450
	Life/Health Insurance - 8.4%
10,154	Aflac, Inc.	491,758
52,784	Conseco, Inc.*	251,252
11,430	Delphi Financial Group, Inc., Class A	231,457
6,500	StanCorp Financial Group, Inc.	279,370
5,672	Torchmark Corp.	254,673
		1,508,510
	Multi-line Insurance - 6.6%
9,199	ACE Ltd.	453,235
9,953	American Financial Group, Inc.	246,934
7,989	Assurant, Inc.	251,094
20,315	Horace Mann Educators Corp.	243,577
		1,194,840
	Property/Casualty Insurance - 19.6%
3,513	Arch Capital Group Ltd.*	251,320
8,946	Chubb Corp. (The)	447,300
18,001	CNA Surety Corp.*	252,014
9,259	HCC Insurance Holdings, Inc.	250,919
6,247	Infinity Property & Casualty Corp.	247,756
35,656	Meadowbrook Insurance Group, Inc.	240,678
17,467	OneBeacon Insurance Group Ltd., Class A	226,722
26,683	Progressive Corp. (The)	442,404
4,837	RLI Corp.	248,912
6,927	Safety Insurance Group, Inc.	242,445
15,811	Selective Insurance Group, Inc.	244,596
8,581	Travelers Cos., Inc. (The)	434,799
		3,529,865
	Real Estate Operations/Development - 1.3%
13,011	Forestar Group, Inc.*	241,614

	Reinsurance - 4.0%
8,545	Axis Capital Holdings Ltd. (Bermuda)	246,096
5,221	Reinsurance Group of America, Inc.	254,367
4,462	Transatlantic Holdings, Inc.	221,717
		722,180
	REITS-Mortgage - 1.3%
17,544	Capstead Mortgage Corp. REIT	232,984

	Retail-Pawn Shops - 3.2%
7,494	Cash America International, Inc.	281,700
12,717	First Cash Financial Services, Inc.*	290,329
		572,029
	S&L/Thrifts-Eastern U.S. - 2.8%
21,701	Dime Community Bancshares	262,365
29,663	Provident New York Bancorp	241,753
		504,118
	Super-Regional Banks-U.S. - 2.7%
19,312	U.S. Bancorp	484,345

	Total Common Stocks and Other Equity Interests (Cost $17,388,954)	18,060,466

	Money Market Fund - 0.3%
53,592	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,592)	53,592

	Total Investments (Cost $17,442,546)(a)-100.3%	18,114,058
	Liabilities in excess of other assets-(0.3%)	(56,189)
	Net Assets-100.0%	$18,057,869

REIT       Real Estate Investment Trust

* Non-income producing security.

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the nine months ended January 31, 2010.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2009	Cost	Sales	(Depreciation)	Gain	January 31, 2010	Income
Invesco Ltd.	$—	$458,399	$(2,472)	$(59,915)	$5	$396,017	$—

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $17,476,494. The net unrealized appreciation was $637,564 which consisted of aggregate gross unrealized appreciation of $1,362,272 and aggregate gross unrealized depreciation of $724,708.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 7.6%
37,981	Amgen, Inc.*	$2,221,129
176,275	Exelixis, Inc.*	1,168,703
46,087	Gilead Sciences, Inc.*	2,224,620
17,251	Millipore Corp.*	1,189,801
		6,804,253
	Commercial Services - 3.5%
24,482	Emergency Medical Services Corp., Class A*	1,285,550
94,242	Parexel International Corp.*	1,822,640
		3,108,190
	Distribution/Wholesale - 2.7%
32,324	MWI Veterinary Supply, Inc.*	1,219,908
29,874	Owens & Minor, Inc.	1,197,648
		2,417,556
	Electronics - 7.2%
16,754	Dionex Corp.*	1,170,267
11,829	Mettler-Toledo International, Inc.*	1,152,973
45,196	Thermo Fisher Scientific, Inc.*	2,085,795
36,359	Waters Corp.*	2,071,736
		6,480,771
	Healthcare-Products - 24.7%
66,619	American Medical Systems Holdings, Inc.*	1,279,085
102,404	Bruker Corp.*	1,256,497
167,211	Dexcom, Inc.*	1,514,932
87,871	Hanger Orthopedic Group, Inc.*	1,428,782
45,610	Hospira, Inc.*	2,309,690
22,985	IDEXX Laboratories, Inc.*	1,206,483
35,524	Integra LifeSciences Holdings Corp.*	1,364,122
47,756	Invacare Corp.	1,195,810
34,122	Johnson & Johnson	2,144,909
34,518	Kinetic Concepts, Inc.*	1,425,248
69,300	Merit Medical Systems, Inc.*	1,235,619
60,583	PSS World Medical, Inc.*	1,243,163
91,017	Quidel Corp.*	1,208,706
40,278	Sirona Dental Systems, Inc.*	1,295,743
36,037	STERIS Corp.	939,845
17,264	Techne Corp.	1,132,864
		22,181,498
	Healthcare-Services - 37.4%
33,847	Air Methods Corp.*	1,034,703
30,649	Amedisys, Inc.*	1,684,163
56,791	AmSurg Corp.*	1,198,858
36,260	Bio-Reference Labs, Inc.*	1,370,628
61,832	Centene Corp.*	1,190,266
37,529	Community Health Systems, Inc.*	1,224,196
36,168	DaVita, Inc.*	2,161,400
185,790	Health Management Associates, Inc., Class A*	1,233,646
65,426	Healthsouth Corp.*	1,178,322
71,853	Healthspring, Inc.*	1,249,524
70,981	Healthways, Inc.*	1,210,936
79,842	Kindred Healthcare, Inc.*	1,350,128
29,280	Laboratory Corp. of America Holdings*	2,081,808
32,914	Lincare Holdings, Inc.*	1,211,893
20,899	MEDNAX, Inc.*	1,188,317
79,949	Odyssey HealthCare, Inc.*	1,173,651
36,827	Quest Diagnostics, Inc.	2,050,159
41,846	RehabCare Group, Inc.*	1,216,045
236,458	Tenet Healthcare Corp.*	1,309,977
72,476	Triple-S Management Corp., Class B*	1,202,377
72,889	UnitedHealth Group, Inc.	2,405,337
40,683	Universal Health Services, Inc., Class B	1,186,316
39,562	WellPoint, Inc.*	2,520,891
		33,633,541
	Pharmaceuticals - 16.9%
36,814	Allergan, Inc.	2,116,805
84,550	Bristol-Myers Squibb Co.	2,059,638
66,996	Cardinal Health, Inc.	2,215,558
51,790	Endo Pharmaceuticals Holdings, Inc.*	1,041,497
70,218	Forest Laboratories, Inc.*	2,081,262
34,198	McKesson Corp.	2,011,526
49,575	Medicis Pharmaceutical Corp., Class A	1,145,678
48,995	Par Pharmaceutical Cos., Inc.*	1,289,548
28,772	Perrigo Co.	1,274,024
		15,235,536
	Total Common Stocks (Cost $77,830,563)	89,861,345

	Money Market Fund - 0.1%
63,044	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $63,044)	63,044

	Total Investments (Cost $77,893,607)(a)-100.1%	89,924,389
	Liabilities in excess of other assets-(0.1%)	(85,009)
	Net Assets-100.0%	$89,839,380

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $78,383,113. The net unrealized appreciation was $11,541,276 which consisted of aggregate gross unrealized appreciation of $12,960,624 and aggregate gross unrealized depreciation of $1,419,348.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 99.9%
	Aerospace/Defense - 16.9%
19,855	AAR Corp.*	$460,040
10,463	Cubic Corp.	408,580
9,219	Esterline Technologies Corp.*	348,109
46,231	GenCorp, Inc.*	258,894
16,831	Kaman Corp.	418,924
8,751	L-3 Communications Holdings, Inc.	729,308
8,905	Lockheed Martin Corp.	663,601
12,784	Rockwell Collins, Inc.	679,981
10,216	United Technologies Corp.	689,376
		4,656,813
	Auto Manufacturers - 1.3%
9,765	Oshkosh Corp.	352,224

	Auto Parts & Equipment - 1.4%
17,076	ATC Technology Corp.*	373,452

	Building Materials - 5.5%
27,136	Apogee Enterprises, Inc.	373,391
22,792	Interline Brands, Inc.*	382,906
9,883	Lennox International, Inc.	377,728
23,944	Quanex Building Products Corp.	385,020
		1,519,045
	Commercial Services - 9.1%
29,052	Deluxe Corp.	540,658
20,047	Dollar Thrifty Automotive Group, Inc.*	488,345
12,993	Equifax, Inc.	415,776
33,214	R.R. Donnelley & Sons Co.	658,302
20,677	Rollins, Inc.	406,923
		2,510,004
	Distribution/Wholesale - 4.0%
7,494	United Stationers, Inc.*	408,873
7,045	W.W. Grainger, Inc.	699,427
		1,108,300
	Electrical Components & Equipment - 8.5%
16,543	Emerson Electric Co.	687,196
16,339	EnerSys*	318,447
12,507	General Cable Corp.*	363,954
25,492	GrafTech International Ltd.*	320,180
8,139	Hubbell, Inc., Class B	350,465
10,563	Powell Industries, Inc.*	308,545
		2,348,787
	Electronics - 3.8%
12,532	Brady Corp., Class A	354,154
10,411	Thomas & Betts Corp.*	351,475
11,903	Watts Water Technologies, Inc., Class A	344,354
		1,049,983
	Engineering & Construction - 6.8%
47,583	Dycom Industries, Inc.*	388,753
15,629	EMCOR Group, Inc.*	376,034
12,339	Foster Wheeler AG (Switzerland)*	345,245
32,677	McDermott International, Inc.*	771,831
		1,881,863
	Hand/Machine Tools - 1.4%
7,908	Regal-Beloit Corp.	374,839

	Household Products/Wares - 1.7%
62,412	ACCO Brands Corp.*	480,572

	Housewares - 1.3%
9,449	Toro Co. (The)	368,039

	Machinery-Construction & Mining - 4.4%
11,950	Caterpillar, Inc.	624,268
12,828	Joy Global, Inc.	586,753
		1,211,021
	Machinery-Diversified - 2.7%
13,227	Graco, Inc.	353,028
6,931	Nordson Corp.	391,879
		744,907
	Metal Fabricate/Hardware - 2.7%
16,079	Mueller Industries, Inc.	395,383
4,920	Valmont Industries, Inc.	341,743
		737,126
	Miscellaneous Manufacturing - 20.6%
8,945	3M Co.	719,983
8,830	A.O. Smith Corp.	375,981
11,096	AZZ, Inc.	333,768
11,663	Carlisle Cos., Inc.	390,944
13,307	Crane Co.	406,129
16,918	Dover Corp.	725,444
17,842	Honeywell International, Inc.	689,415
14,108	Illinois Tool Works, Inc.	614,968
13,241	ITT Corp.	639,673
11,655	Pall Corp.	401,748
12,342	Pentair, Inc.	376,924
		5,674,977
	Office Furnishings - 2.8%
24,685	Herman Miller, Inc.	416,930
14,560	HNI Corp.	364,291
		781,221
	Textiles - 2.2%
24,233	Cintas Corp.	608,491

	Transportation - 1.7%
12,566	Atlas Air Worldwide Holdings, Inc.*	460,795

	Trucking & Leasing - 1.1%
7,756	Amerco, Inc.*	293,099

	Total Common Stocks (Cost $27,702,775)	27,535,558

	Money Market Fund - 0.2%
51,300	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,300)	51,300

	Total Investments (Cost $27,754,075)(a)-100.1%	27,586,858
	Liabilities in excess of other assets-(0.1%)	(36,756)
	Net Assets-100.0%	$27,550,102

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $27,816,461. The net unrealized depreciation was $229,603 which consisted of aggregate gross unrealized appreciation of $1,863,716 and aggregate gross unrealized depreciation of $2,093,319.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 10.2%
22,079	Euronet Worldwide, Inc.*	$450,853
11,820	Hewitt Associates, Inc., Class A*	466,654
11,411	Lender Processing Services, Inc.	442,290
25,464	TeleTech Holdings, Inc.*	484,835
27,692	Total System Services, Inc.	396,273
47,063	Western Union Co. (The)	872,548
16,576	Wright Express Corp.*	486,671
		3,600,124
	Computers - 28.2%
4,341	Apple, Inc.*	833,993
10,291	CACI International, Inc., Class A*	493,659
20,020	Cognizant Technology Solutions Corp., Class A*	874,073
16,046	Computer Sciences Corp.*	823,160
11,291	DST Systems, Inc.*	511,821
51,980	EMC Corp.*	866,507
50,956	iGate Corp.	514,656
6,927	International Business Machines Corp.	847,796
20,775	Jack Henry & Associates, Inc.	456,219
16,985	MICROS Systems, Inc.*	485,431
202,954	Quantum Corp.*	519,562
49,522	Radiant Systems, Inc.*	571,979
12,381	Syntel, Inc.	416,249
30,200	Teradata Corp.*	844,694
23,218	Western Digital Corp.*	882,052
		9,941,851
	Distribution/Wholesale - 1.3%
11,138	Tech Data Corp.*	453,873

	Electronics - 13.7%
21,056	Amphenol Corp., Class A	838,871
39,249	AVX Corp.	466,278
35,601	Jabil Circuit, Inc.	515,503
18,883	Multi-Fineline Electronix, Inc.*	450,737
20,270	Park Electrochemical Corp.	532,088
17,301	Plexus Corp.*	588,407
37,113	Tyco Electronics Ltd. (Switzerland)	923,371
66,236	Vishay Intertechnology, Inc.*	499,419
		4,814,674
	Internet - 8.7%
115,832	Art Technology Group, Inc.*	518,927
58,631	EarthLink, Inc.	475,497
9,950	F5 Networks, Inc.*	491,829
23,639	j2 Global Communications, Inc.*	485,545
60,039	ModusLink Global Solutions, Inc.*	609,396
54,967	TIBCO Software, Inc.*	492,504
		3,073,698
	Media - 1.2%
6,610	FactSet Research Systems, Inc.	416,430

	Semiconductors - 10.1%
67,363	Micrel, Inc.	503,202
59,364	PMC - Sierra, Inc.*	471,944
26,108	QLogic Corp.*	448,796
11,148	Silicon Laboratories, Inc.*	470,891
34,482	Texas Instruments, Inc.	775,845
38,474	Xilinx, Inc.	907,217
		3,577,895
	Software - 21.7%
31,040	Bottomline Technologies, Inc.*	536,992
21,626	Broadridge Financial Solutions, Inc.	469,717
39,576	CA, Inc.	872,255
22,965	CommVault Systems, Inc.*	486,628
29,047	CSG Systems International, Inc.*	563,802
67,942	Epicor Software Corp.*	521,115
20,175	JDA Software Group, Inc.*	528,787
74,205	Lawson Software, Inc.*	449,682
29,797	Microsoft Corp.	839,680
5,390	MicroStrategy, Inc., Class A*	505,151
19,747	Progress Software Corp.*	555,483
32,488	Red Hat, Inc.*	884,323
16,835	SYNNEX Corp.*	445,623
		7,659,238
	Telecommunications - 4.9%
47,587	Arris Group, Inc.*	477,774
37,240	Cisco Systems, Inc.*	836,783
110,445	RF Micro Devices, Inc.*	425,213
		1,739,770
	Total Common Stocks (Cost $32,066,924)	35,277,553

	Money Market Fund - 0.2%
46,017	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,017)	46,017

	Total Investments (Cost $32,112,941)(a)-100.2%	35,323,570
	Liabilities in excess of other assets-(0.2%)	(55,752)
	Net Assets-100.0%	$35,267,818

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $32,120,065. The net unrealized appreciation was $3,203,505 which consisted of aggregate gross unrealized appreciation of $4,005,724 and aggregate gross unrealized depreciation of $802,219.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 19.9%
17,242	Cablevision Systems Corp., Class A	$442,085
53,213	Comcast Corp., Class A	842,362
25,057	DIRECTV, Class A*	760,480
38,345	DISH Network Corp., Class A*	700,179
107,975	Mediacom Communications Corp., Class A*	449,176
		3,194,282
	Cellular Telecommunications - 5.8%
14,287	NII Holdings, Inc.*	467,757
27,147	Syniverse Holdings, Inc.*	456,341
		924,098
	Data Processing/Management - 3.2%
26,416	CSG Systems International, Inc.*	512,735

	Electronic Components-Miscellaneous - 2.8%
13,928	Garmin Ltd.	450,014

	Internet Connectivity Services - 3.0%
8,211	AboveNet, Inc.*	481,493

	Internet Infrastructure Software - 2.6%
17,716	AsiaInfo Holdings, Inc.*	423,412

	Networking Products - 4.7%
33,868	Cisco Systems, Inc.*	761,014

	Telecommunication Equipment - 5.7%
16,391	CommScope, Inc.*	445,999
17,810	Plantronics, Inc.	470,540
		916,539
	Telecommunication Services - 17.3%
28,755	Consolidated Communications Holdings, Inc.	492,573
37,394	Global Crossing Ltd.*	522,394
18,576	NeuStar, Inc., Class A*	417,217
124,466	PAETEC Holding Corp.*	394,557
29,704	tw telecom, Inc.*	457,739
345,520	Vonage Holdings Corp.*	501,004
		2,785,484
	Telephone-Integrated - 20.3%
29,337	AT&T, Inc.	743,987
9,210	Atlantic Tele-Network, Inc.	446,040
21,807	CenturyTel, Inc.	741,656
143,013	Cincinnati Bell, Inc.*	416,168
113,658	Qwest Communications International, Inc.	478,500
42,678	Windstream Corp.	440,010
		3,266,361
	Transactional Software - 3.3%
31,898	Synchronoss Technologies, Inc.*	534,611

	Web Portals/ISP - 2.7%
53,321	EarthLink, Inc.	432,433

	Wireless Equipment - 8.7%
21,718	Crown Castle International Corp.*	802,263
96,563	Motorola, Inc.*	593,862
		1,396,125
	Total Common Stocks (Cost $15,421,735)	16,078,601

	Money Market Fund - 0.1%
25,104	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $25,104)	25,104

	Total Investments (Cost $15,446,839)(a)-100.1%	16,103,705
	Liabilities in excess of other assets-(0.1%)	(20,996)
	Net Assets-100.0%	$16,082,709

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $15,638,925. The net unrealized appreciation was $464,780 which consisted of aggregate gross unrealized appreciation of $1,192,244 and aggregate gross unrealized depreciation of $727,464.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 100.0%
	Electric-Generation - 2.7%
61,908	AES Corp. (The)*	$781,898

	Electric-Integrated - 72.9%
38,407	Avista Corp.	782,735
24,663	Constellation Energy Group, Inc.	796,122
29,358	DPL, Inc.	787,969
19,864	DTE Energy Co.	835,082
42,902	Edison International	1,429,495
40,346	El Paso Electric Co.*	776,660
30,435	Exelon Corp.	1,388,445
28,122	FPL Group, Inc.	1,371,229
26,775	IDACORP, Inc.	839,396
23,094	MGE Energy, Inc.	772,032
24,114	NSTAR	828,075
69,160	NV Energy, Inc.	796,723
23,026	OGE Energy Corp.	834,002
34,421	PG&E Corp.	1,453,943
22,670	Pinnacle West Capital Corp.	812,039
70,958	PNM Resources, Inc.	825,241
47,620	PPL Corp.	1,404,314
46,942	Public Service Enterprise Group, Inc.	1,435,956
45,888	Southern Co.	1,468,416
29,577	UIL Holdings Corp.	803,607
26,784	Unisource Energy Corp.	823,340
		21,264,821
	Gas-Distribution - 21.7%
22,867	AGL Resources, Inc.	806,976
61,048	CenterPoint Energy, Inc.	851,620
22,407	New Jersey Resources Corp.	817,631
20,230	Nicor, Inc.	819,720
55,678	NiSource, Inc.	793,412
27,534	Sempra Energy	1,397,350
38,651	Southern Union Co.	851,868
		6,338,577
	Independ Power Producer - 2.7%
56,073	Mirant Corp.*	788,947

	Total Common Stocks (Cost $29,187,923)	29,174,243

	Money Market Fund - 0.1%
29,861	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $29,861)	29,861

	Total Investments (Cost $29,217,784)(a)-100.1%	29,204,104
	Liabilities in excess of other assets-(0.1%)	(31,382)
	Net Assets-100.0%	$29,172,722

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $29,273,759. The net unrealized depreciation was $69,655 which consisted of aggregate gross unrealized appreciation of $1,119,930 and aggregate gross unrealized depreciation of $1,189,585.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Advertising Services - 0.1%
3,469	Marchex, Inc., Class B	$19,045

	Communications Software - 0.2%
4,484	DivX, Inc.*	25,200

	E-Commerce/Products - 11.3%
8,782	Amazon.com, Inc.*	1,101,350
1,996	Blue Nile, Inc.*	102,894
6,033	MercadoLibre, Inc. (Argentina)*	229,435
4,244	NutriSystem, Inc.	86,408
3,131	Overstock.com, Inc.*	37,133
3,524	Shutterfly, Inc.*	55,750
		1,612,970
	E-Commerce/Services - 20.6%
48,763	eBay, Inc.*	1,122,524
23,405	Expedia, Inc.*	501,101
16,271	IAC/InterActiveCorp.*	326,722
7,473	Netflix, Inc.*	465,194
2,787	Priceline.com, Inc.*	544,441
		2,959,982
	Educational Software - 0.9%
13,036	SkillSoft PLC ADR (Ireland)*	127,101

	E-Marketing/Information - 2.8%
4,145	comScore, Inc.*	56,248
3,884	Constant Contact, Inc.*	68,514
5,291	Digital River, Inc.*	132,963
3,774	Liquidity Services, Inc.*	39,891
11,705	ValueClick, Inc.*	108,271
		405,887
	Enterprise Software/Services - 3.2%
12,262	Ariba, Inc.*	154,379
7,691	Open Text Corp. (Canada)*	303,179
		457,558
	E-Services/Consulting - 2.4%
8,138	GSI Commerce, Inc.*	185,221
4,200	Perficient, Inc.*	40,782
5,989	Websense, Inc.*	110,976
		336,979
	Internet Application Software - 1.3%
5,531	DealerTrack Holdings, Inc.*	99,392
7,145	S1 Corp.*	42,727
2,662	Vocus, Inc.*	42,911
		185,030
	Internet Connectivity Services - 0.7%
6,098	Cogent Communications Group, Inc.*	66,590
6,949	Internap Network Services Corp.*	30,923
		97,513
	Internet Content-Information/Network - 10.4%
2,750	Baidu, Inc. ADR (China)*	1,132,203
4,614	Knot, Inc. (The)*	42,218
4,734	LoopNet, Inc.*	44,405
7,134	WebMD Health Corp.*	278,083
		1,496,909
	Internet Financial Services - 0.2%
2,793	China Finance Online Co. Ltd. ADR (China)*	20,724

	Internet Incubators - 0.2%
5,029	Internet Capital Group, Inc.*	31,331

	Internet Infrastructure Software - 5.1%
23,410	Akamai Technologies, Inc.*	578,227
6,371	AsiaInfo Holdings, Inc.*	152,267
		730,494
	Internet Security - 4.6%
7,418	SonicWALL, Inc.*	56,525
26,290	VeriSign, Inc.*	602,304
		658,829
	Internet Telephony - 0.9%
6,185	j2 Global Communications, Inc.*	127,040

	Networking Products - 0.6%
4,734	Switch & Data Facilities Co., Inc.*	86,537

	Printing-Commercial - 2.3%
5,891	VistaPrint NV (Netherlands)*	329,955

	Retail-Pet Food & Supplies - 0.4%
3,131	PetMed Express, Inc.	57,704

	Telecommunication Services - 2.0%
26,847	Clearwire Corp., Class A*	174,237
7,440	SAVVIS, Inc.*	117,106
		291,343
	Web Hosting/Design - 6.2%
5,324	Equinix, Inc.*	512,329
8,639	NIC, Inc.	73,259
16,734	Rackspace Hosting, Inc.*	304,893
		890,481
	Web Portals/ISP - 23.7%
14,629	EarthLink, Inc.	118,641
7,440	GigaMedia Ltd. (Taiwan, Republic of China)*	20,386
2,047	Google, Inc., Class A*	1,083,723
4,844	InfoSpace, Inc.*	44,904
10,014	NetEase.com, Inc. ADR (China)*	328,459
7,396	SINA Corp. (China)*	267,439
5,269	Sohu.com, Inc.*	265,294
11,563	United Online, Inc.	73,078
79,700	Yahoo!, Inc.*	1,196,297
		3,398,221
	Total Investments (Cost $13,613,618)(a)-100.1%	14,346,833
	Liabilities in excess of other assets-(0.1%)	(7,664)
	Net Assets-100.0%	$14,339,169

ADR       American Depositary Receipt

This Fund has holdings greater than 10% of net assets in the following country:

China	12.2%

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,620,457. The net unrealized appreciation was $726,376 which consisted of aggregate gross unrealized appreciation of $1,162,498 and aggregate gross unrealized depreciation of $436,122.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total

Dynamic MagniQuant Portfolio
Equity Securities	31,325,589	—	—	31,325,589
Money Market Fund	46,768	—	—	46,768
Total	31,372,357	—	—	31,372,357

Dynamic Market Portfolio
Equity Securities	247,420,147	—	—	247,420,147
Money Market Fund	127,936	—	—	127,936
Total	247,548,084	—	—	247,548,084

Dynamic OTC Portfolio
Equity Securities	36,779,190	—	—	36,779,190
Money Market Fund	53,507	—	—	53,507
Total	36,832,698	—	—	36,832,698

FTSE RAFI US 1000 Portfolio
Equity Securities	526,911,168	—	—	526,911,168
Money Market Fund	667,847	—	—	667,847
Total	527,579,015	—	—	527,579,015

FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	190,738,567	38,781	—	190,777,348
Money Market Fund	205,872	—	—	205,872
Total	190,944,439	38,781	—	190,983,220

NXQ Portfolio
Equity Securities	2,302,215	—	—	2,302,215

Dynamic Large Cap Growth Portfolio
Equity Securities	247,881,010	—	—	247,881,010
Money Market Fund	256,005	—	—	256,005
Total	248,137,015	—	—	248,137,015

Dynamic Large Cap Portfolio
Equity Securities	36,569,237	—	—	36,569,237
Money Market Fund	54,067	—	—	54,067
Total	36,623,304	—	—	36,623,304

Dynamic Large Cap Value Portfolio
Equity Securities	334,609,247	—	—	334,609,247
Money Market Fund	—	—	—	—
Total	334,609,247	—	—	334,609,247

Dynamic Mid Cap Growth Portfolio
Equity Securities	119,219,292	—	—	119,219,292
Money Market Fund	83,312	—	—	83,312
Total	119,302,604	—	—	119,302,604

Dynamic Mid Cap Portfolio
Equity Securities	22,710,018	—	—	22,710,018
Money Market Fund	40,398	—	—	40,398
Total	22,750,416	—	—	22,750,416

Dynamic Mid Cap Value Portfolio
Equity Securities	40,899,436	—	—	40,899,436
Money Market Fund	60,338	—	—	60,338
Total	40,959,774	—	—	40,959,774

Dynamic Small Cap Growth Portfolio
Equity Securities	31,057,265	—	—	31,057,265
Money Market Fund	34,683	—	—	34,683
Total	31,091,948	—	—	31,091,948

Dynamic Small Cap Portfolio
Equity Securities	17,921,891	—	—	17,921,891
Money Market Fund	38,466	—	—	38,466
Total	17,960,357	—	—	17,960,357

Dynamic Small Cap Value Portfolio
Equity Securities	66,111,375	—	—	66,111,375
Money Market Fund	45,461	—	—	45,461
Total	66,156,836	—	—	66,156,836

FTSE NASDAQ Small Cap Portfolio
Equity Securities	2,140,386	—	—	2,140,386

Zacks Micro Cap Portfolio
Equity Securities	44,068,093	—	—	44,068,093
Money Market Fund	70,554	—	—	70,554
Total	44,138,647	—	—	44,138,647

Zacks Small Cap Portfolio
Equity Securities	22,039,561	—	—	22,039,561
Money Market Fund	117,421	—	—	117,421
Total	22,156,982	—	—	22,156,982

Aerospace & Defense Portfolio
Equity Securities	123,971,654	—	—	123,971,654
Money Market Fund	82,769	—	—	82,769
Total	124,054,423	—	—	124,054,423

CleantechTM Portfolio
Equity Securities	85,156,091	62,290,987	—	147,447,078
Money Market Fund	—	—	—	—
Total	85,156,091	62,290,987	—	147,447,078

DWA Technical LeadersTM Portfolio
Equity Securities	121,574,293	—	—	121,574,293
Money Market Fund	158,169	—	—	158,169
Total	121,732,462	—	—	121,732,462

Global Listed Private Equity Portfolio
Equity Securities	82,890,709	99,342,124	—	182,232,833
Money Market Fund	—	—	—	—
Total	82,890,709	99,342,124	—	182,232,833

Golden Dragon Halter USX China Portfolio
Equity Securities	418,998,448	—	—	418,998,448
Money Market Fund	459,195	—	—	459,195
Total	419,457,643	—	—	419,457,643

Lux Nanotech Portfolio
Equity Securities	53,598,606	—	—	53,598,606
Money Market Fund	84,783	—	—	84,783
Total	53,683,389	—	—	53,683,389

NASDAQ-100 BuyWrite Portfolio
Equity Securities	8,286,110	—	—	8,286,110
Money Market Fund	1,210	—	—	1,210
Other Investments*	(152,212)	—	—	(152,212)
Total	8,135,108	—	—	8,135,108

S&P 500 BuyWrite Portfolio
Equity Securities	155,559,099	—	—	155,559,099
Money Market Fund	53,527	—	—	53,527
Other Investments*	(2,489,668)	—	—	(2,489,668)
Total	153,122,958	—	—	153,122,958

Value Line Industry Rotation Portfolio
Equity Securities	21,134,610	—	—	21,134,610
Money Market Fund	45,567	—	—	45,567
Total	21,180,177	—	—	21,180,177

Value Line TimelinessTM Select Portfolio
Equity Securities	64,151,297	—	—	64,151,297
Money Market Fund	106,036	—	—	106,036
Total	64,257,333	—	—	64,257,333

Water Resources Portfolio
Equity Securities	1,232,600,993	—	—	1,232,600,993
Money Market Fund	—	—	—	—
Total	1,232,600,993	—	—	1,232,600,993

WilderHill Clean Energy Portfolio
Equity Securities	668,294,419	—	—	668,294,419
Money Market Fund	778,953	—	—	778,953
Total	669,073,372	—	—	669,073,372

WilderHill Progressive Energy Portfolio
Equity Securities	54,750,406	—	—	54,750,406
Money Market Fund	53,308	—	—	53,308
Total	54,803,714	—	—	54,803,714

BuyBack AchieversTM Portfolio
Equity Securities	34,144,318	—	—	34,144,318
Money Market Fund	208,137	—	—	208,137
Total	34,352,455	—	—	34,352,455

Dividend AchieversTM Portfolio
Equity Securities	116,866,324	—	—	116,866,324

Financial Preferred Portfolio
Equity Securities	1,440,895,710	—	—	1,440,895,710

High Yield Equity Dividend AchieversTM Portfolio
Equity Securities	107,154,810	—	—	107,154,810

International Dividend Achievers TM Portfolio
Equity Securities	367,978,291	—	—	367,978,291

Dynamic Banking Portfolio
Equity Securities	22,485,644	—	—	22,485,644
Money Market Fund	86,517	—	—	86,517
Total	22,572,161	—	—	22,572,161

Dynamic Biotechnology & Genome Portfolio
Equity Securities	187,106,583	—	—	187,106,583
Money Market Fund	172,074	—	—	172,074
Total	187,278,657	—	—	187,278,657

Dynamic Building & Construction Portfolio
Equity Securities	51,768,829	—	—	51,768,829
Money Market Fund	38,583	—	—	38,583
Total	51,807,412	—	—	51,807,412

Dynamic Energy Exploration & Production Portfolio
Equity Securities	57,111,631	—	—	57,111,631
Money Market Fund	66,142	—	—	66,142
Total	57,177,773	—	—	57,177,773

Dynamic Food & Beverage Portfolio
Equity Securities	53,852,690	—	—	53,852,690
Money Market Fund	31,489	—	—	31,489
Total	53,884,179	—	—	53,884,179

Dynamic Healthcare Services Portfolio
Equity Securities	17,088,831	—	—	17,088,831
Money Market Fund	35,030	—	—	35,030
Total	17,123,861	—	—	17,123,861

Dynamic Insurance Portfolio
Equity Securities	16,121,507	—	—	16,121,507
Money Market Fund	50,115	—	—	50,115
Total	16,171,622	—	—	16,171,622

Dynamic Leisure and Entertainment Portfolio
Equity Securities	15,835,819	—	—	15,835,819
Money Market Fund	31,427	—	—	31,427
Total	15,867,246	—	—	15,867,246

Dynamic Media Portfolio
Equity Securities	78,783,692	—	—	78,783,692
Money Market Fund	72,448	—	—	72,448
Total	78,856,140	—	—	78,856,140

Dynamic Networking Portfolio
Equity Securities	26,532,368	—	—	26,532,368
Money Market Fund	45,024	—	—	45,024
Total	26,577,392	—	—	26,577,392

Dynamic Oil & Gas Services Portfolio
Equity Securities	175,520,459	—	—	175,520,459
Money Market Fund	108,434	—	—	108,434
Total	175,628,893	—	—	175,628,893

Dynamic Pharmaceuticals Portfolio
Equity Securities	57,731,745	—	—	57,731,745
Money Market Fund	54,123	—	—	54,123
Total	57,785,868	—	—	57,785,868

Dynamic Retail Portfolio
Equity Securities	13,788,906	—	—	13,788,906
Money Market Fund	37,196	—	—	37,196
Total	13,826,102	—	—	13,826,102

Dynamic Semiconductors Portfolio
Equity Securities	27,099,697	—	—	27,099,697
Money Market Fund	34,344	—	—	34,344
Total	27,134,041	—	—	27,134,041

Dynamic Software Portfolio
Equity Securities	59,013,261	—	—	59,013,261
Money Market Fund	59,969	—	—	59,969
Total	59,073,230	—	—	59,073,230

Dynamic Basic Materials Sector Portfolio
Equity Securities	42,015,534	—	—	42,015,534
Money Market Fund	40,963	—	—	40,963
Total	42,056,497	—	—	42,056,497

Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	14,597,605	—	—	14,597,605
Money Market Fund	34,376	—	—	34,376
Total	14,631,981	—	—	14,631,981

Dynamic Consumer Staples Sector Portfolio
Equity Securities	37,501,219	—	—	37,501,219
Money Market Fund	49,383	—	—	49,383
Total	37,550,602	—	—	37,550,602

Dynamic Energy Sector Portfolio
Equity Securities	31,464,945	—	—	31,464,945
Money Market Fund	44,462	—	—	44,462
Total	31,509,407	—	—	31,509,407

Dynamic Financial Sector Portfolio
Equity Securities	18,060,466	—	—	18,060,466
Money Market Fund	53,592	—	—	53,592
Total	18,114,058	—	—	18,114,058

Dynamic Healthcare Sector Portfolio
Equity Securities	89,861,345	—	—	89,861,345
Money Market Fund	63,044	—	—	63,044
Total	89,924,389	—	—	89,924,389

Dynamic Industrials Sector Portfolio
Equity Securities	27,535,558	—	—	27,535,558
Money Market Fund	51,300	—	—	51,300
Total	27,586,858	—	—	27,586,858

Dynamic Technology Sector Portfolio
Equity Securities	35,277,553	—	—	35,277,553
Money Market Fund	46,017	—	—	46,017
Total	35,323,570	—	—	35,323,570

Dynamic Telecommunications & Wireless Portfolio
Equity Securities	16,078,601	—	—	16,078,601
Money Market Fund	25,104	—	—	25,104
Total	16,103,705	—	—	16,103,705

Dynamic Utilities Portfolio
Equity Securities	29,174,243	—	—	29,174,243
Money Market Fund	29,861	—	—	29,861
Total	29,204,104	—	—	29,204,104

NASDAQ Internet Portfolio
Equity Securities	14,346,833	—	—	14,346,833

* Other investments include written options which are included at unrealized appreciation (depreciation).

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for each the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/	Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 19, 2010